                                                               LIFEPATH(R) FUNDS



                                                           LIFEPATH 2000(R)
                                                           LIFEPATH 2010(R)
                                                           LIFEPATH 2020(R)
                                                           LIFEPATH 2030(R)
                                                           LIFEPATH 2040(R)


         Prospectus
         Masterworks
         LifePath Funds
         March 18, 1996


                              MASTERWORKS(R) FUNDS

     The LifePath Funds consist of five asset allocation funds (each, a "Fund" and collectively, the "Funds" or the "LifePath Funds") offered by MasterWorks Funds Inc. (the "Company"; formerly, "Stagecoach Inc."), an open-end, management investment company. By this Prospectus, the Company is offering shares of the five LifePath Funds. Shares of the LifePath Funds are only available to certain investors. See "How To Buy Shares".


     EACH FUND INVESTS ALL OF ITS ASSETS IN A SEPARATE PORTFOLIO (EACH, A "MASTER PORTFOLIO") OF MASTER INVESTMENT PORTFOLIO ("MIP"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY, RATHER THAN IN A PORTFOLIO OF SECURITIES AND, AS SUCH, MAY BE CONSIDERED A FEEDER FUND IN A MASTER/FEEDER STRUCTURE. EACH MASTER PORTFOLIO HAS THE SAME INVESTMENT OBJECTIVE AS THE FUND BEARING THE CORRESPONDING NAME. THEREFORE, EACH FUND'S INVESTMENT EXPERIENCE CORRESPONDS DIRECTLY WITH THE RELEVANT MASTER PORTFOLIO'S INVESTMENT EXPERIENCE. INTERESTS IN THE MASTER PORTFOLIO MAY BE PURCHASED ONLY BY OTHER INVESTMENT COMPANIES OR SIMILAR ACCREDITED INVESTORS.

     The LifePath Funds seek to provide long-term investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons.


     This Prospectus sets forth concisely information about the Company and Funds that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated March 18, 1996, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write to the Company c/o Wells Fargo Bank, N.A. -- Transfer Agent, 525 Market Street, San Francisco, California 94105, or call 1-800-776-0179.


                            ------------------------


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY BZW BARCLAYS GLOBAL FUND ADVISORS ("BGFA") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER REGULATORY AUTHORITY NOR HAVE ANY OF THESE AUTHORITIES PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        PROSPECTUS DATED MARCH 18, 1996

     Each LifePath Fund invests in the corresponding LifePath Master Portfolio, which invests in a wide range of U.S. and foreign equity and debt securities and money market instruments. Investors are encouraged to select a particular LifePath Fund based on the decade of their anticipated retirement or when they anticipate beginning to withdraw substantial portions of their investment.

     - LIFEPATH 2000 FUND is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2000.

     - LIFEPATH 2010 FUND is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010.

     - LIFEPATH 2020 FUND is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

     - LIFEPATH 2030 FUND is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

     - LIFEPATH 2040 FUND is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

     Shares of each Fund are sold to qualified investors without a sales charge. Investors can invest, reinvest or redeem Fund Shares at any time without charge or penalty imposed by the Fund.

                            ------------------------


 BGFA SERVES AS INVESTMENT ADVISER (THE "ADVISER") TO THE MASTER PORTFOLIOS.
    BGFA AND ITS AFFILIATE PROVIDE OTHER SERVICES TO THE FUNDS AND MASTER
         PORTFOLIOS FOR WHICH THEY MAY BE COMPENSATED. STEPHENS INC.
          ("STEPHENS"), WHICH IS NOT AFFILIATED WITH THE ADVISER OR
                ANY AFFILIATE THEREOF, SERVES AS THE COMPANY'S
                     ADMINISTRATOR AND AS DISTRIBUTOR OF
                             EACH FUND'S SHARES.

                               TABLE OF CONTENTS


                                                                PAGE
                                                                ----
Fee Table.....................................................    1
Financial Highlights..........................................    3
Description of the Funds......................................    6
  Risk Factors................................................    7
Management of the Funds and Master Portfolios.................   20
How to Buy Shares.............................................   25
How to Redeem Shares..........................................   31
Exchange Privilege............................................   35
Dividends, Distributions and Taxes............................   36
Performance Information.......................................   38
General Information...........................................   39
Appendix......................................................  A-1

                                   FEE TABLE

                                    LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH
                                      2000         2010         2020         2030         2040
                                      FUND         FUND         FUND         FUND         FUND
                                    --------     --------     --------     --------     --------
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average
    daily net assets)*:
MIP Management Fees**.............      .55%         .55%         .55%         .55%         .55%
Other Expenses
  Shareholder Servicing Fees***...  .20%         .20%         .20%         .20%         .20%
  Miscellaneous Expenses..........  .20%         .20%         .20%         .20%         .20%
Total Other Expenses..............      .40%         .40%         .40%         .40%         .40%
                                        ---          ---          ---          ---          ---
Total Fund Operating Expenses.....      .95%         .95%         .95%         .95%         .95%
EXAMPLE:
An investor would pay the
  following expenses on a $1,000
  investment in the Fund, assuming
  (1) 5% annual return and (2)
  redemption at the end of each
  time period:

    1 YEAR........................      $ 10         $ 10         $ 10         $ 10         $ 10
    3 YEARS.......................      $ 30         $ 30         $ 30         $ 30         $ 30
    5 YEARS.......................      $ 53         $ 53         $ 53         $ 53         $ 53
    10 YEARS......................      $117         $117         $117         $117         $117

---------------

* Other mutual funds invest in a Master Portfolio and such other funds' expenses and, correspondingly, investment returns may differ from those of the LifePath Fund that invests in such Master Portfolio.

** Each Master Portfolio has adopted a so-called "defensive" Rule 12b-1 Plan of Distribution that does not result in additional expenses being borne by a Master Portfolio or indirectly by a Fund. (See "Management of the Funds -- Distribution Plans" for further information.)

*** A Shareholder Servicing Agent may charge certain fees, in addition to those imposed by the Company, for additional services provided by the Shareholder Servicing Agent. Shareholder Servicing Agents are required to disclose any such fees to their customers who are Fund shareholders.

--------------------------------------------------------------------------------

     THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, EACH FUND'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.

--------------------------------------------------------------------------------


     All of the above figures are based on the 1995 actual expenses of the Institutional Class shares of the LifePath Funds of Stagecoach Trust, an open-end investment company whose series also invest in the Master Portfolios. The Funds were established to supersede the Institutional Class shares of Stagecoach Trust and the offering of the Institutional Class Shares was terminated as of the Funds' commencement of operations.



     The purpose of the foregoing table is to assist investors in understanding the various costs and expenses borne by a Fund and a Master Portfolio. The fee table reflects expenses at both the Fund and Master Portfolio levels. With regard to the combined fees and expenses of the Funds and Master Portfolios, the Company's Board of Directors has considered whether the various costs and benefits of investing each Fund's assets in the corresponding Master Portfolio rather than directly in a portfolio of securities would be more or less than if the Fund invested in portfolio securities directly. The Company's Board of Directors believes that the aggregate per share expenses of a Fund and its corresponding Master Portfolio will be less than or approximately equal to the expenses such Fund would incur if it directly acquired and managed the type of securities held by its corresponding Master Portfolio. The information in the foregoing table does not reflect any fee waivers or expense reimbursement arrangements that may be in effect. For a description of the various costs and expenses incurred in the operation of the Company and MIP, as well as any fee waivers or expense reimbursements, see "Management of the Funds and Master Portfolios."

                              FINANCIAL HIGHLIGHTS


     The financial information presented below is for informational purposes only and should not be considered as a projection of the future performance of the Funds. The Funds have been established to supersede the LifePath Funds of Stagecoach Trust for the types of investors that currently invest in the Institutional Class shares of Stagecoach Trust. The Institutional Class shares of the LifePath Funds of Stagecoach Trust are no longer being offered. The operation of the Institutional Class shares of the LifePath Funds of Stagecoach Trust was substantially similar to the operation of the Funds.



     The following information has been derived from the Financial Highlights in the financial statements of the Institutional Class shares of the LifePath Funds of Stagecoach Trust for the fiscal year ended February 28, 1995 and for the six-month period ended August 31, 1995. The financial statements are included in the Statement of Additional Information for the Funds. The financial statements for the fiscal year ended February 28, 1995, have been audited by KPMG Peat Marwick LLP, independent auditors of Stagecoach Trust, whose report on Stagecoach Trust, dated April 20, 1995, is also included in the Statement of Additional Information. The information presented below should be read in conjunction with the annual financial statements and notes thereto of the LifePath Funds of Stagecoach Trust for the fiscal year ended February 28, 1995. The financial statements for the six-month period ended August 31, 1995, are unaudited. The information presented below should be read in conjunction with the unaudited financial statements and the notes thereto for the six-month period ended August 31, 1995. The Statement of Additional Information has been incorporated by reference into this Prospectus.

                  FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING
                    FOR THE YEAR ENDED FEBRUARY 28, 1995 OR
                       THE PERIOD ENDED AUGUST 31, 1995:

                                                                                       LIFEPATH
                                   LIFEPATH 2000 FUND         LIFEPATH 2010 FUND       2020 FUND
                               --------------------------  -------------------------  -----------
                                SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                  ENDED       YEAR ENDED      ENDED      YEAR ENDED      ENDED
                                AUGUST 31,   FEBRUARY 28,  AUGUST 31,   FEBRUARY 28,   AUGUST 31,
                                   1995          1995         1995          1995         1995
                               ------------  ------------  -----------  ------------  -----------
                               (UNAUDITED)                 (UNAUDITED)                (UNAUDITED)
    Net Asset Value, beginning
     of period................   $   9.94      $  10.00      $ 10.02      $  10.00      $ 10.17
                                 --------      --------      -------      --------      -------
    Income from investment
     operations:
     Net investment income....       0.22          0.35         0.19          0.33         0.16
     Net realized and
       unrealized gain/(loss)
       on investments.........       0.57         (0.12)        0.92          0.01         1.13
                                 --------      --------      -------      --------      -------
    Total from investment
     operations...............       0.79          0.23         1.10          0.34         1.29
    Less distributions:
     Dividends from net
       investment income......      (0.22)        (0.28)       (0.19)        (0.27)       (0.16)
     Distributions from net
       realized capital
       gains..................       0.00         (0.01)        0.00         (0.05)        0.00
                                 --------      --------      -------      --------      -------
    Total Distributions.......      (0.22)        (0.29)       (0.19)        (0.32)       (0.16)
                                 --------      --------      -------      --------      -------
    Net Asset Value, end of
     period...................   $  10.51      $   9.94      $ 10.94      $  10.02      $ 11.30
                                 ========      ========      =======      ========      =======
    Total Return (not
     annualized)..............       8.04%         2.38%       11.17%         3.53%       12.79%
    Ratios/Supplemental Data:
     Net assets, end of period
       (000)..................   $ 11,885      $  7,499      $25,049      $ 13,028      $25,685
     Number of shares
       outstanding, end of
       period (000)...........      1,130           754        2,289         1,300        2,273
    Ratios to average net
     assets (annualized):
     Ratio of expenses to
       average net
       assets(1)..............       0.95%         0.95%        0.95%         0.95%        0.95%
     Ratio of net investment
       income to average net
       assets(1)..............       4.69%         4.89%        3.92%         4.61%        3.12%
    Portfolio Turnover(2).....         --            17%          --            24%          --

                                                                     (Continued)

                                 LIFEPATH
                                2020 FUND       LIFEPATH 2030 FUND         LIFEPATH 2040 FUND
                               ------------  -------------------------  -------------------------
                                             SIX MONTHS                 SIX MONTHS
                                YEAR ENDED      ENDED      YEAR ENDED      ENDED      YEAR ENDED
                               FEBRUARY 28,  AUGUST 31,   FEBRUARY 28,  AUGUST 31,   FEBRUARY 28,
                                   1995         1995          1995         1995          1995
                               ------------  -----------  ------------  -----------  ------------
                                             (UNAUDITED)                (UNAUDITED)
    Net Asset Value, beginning
     of period................   $  10.00      $ 10.18      $  10.00      $ 10.37      $  10.00
                                 --------      -------      --------      -------      --------
    Income from investment
     operations:
     Net investment income....       0.30         0.13          0.29         0.10          0.20
     Net realized and
       unrealized gain/(loss)
       on investments.........       0.12         1.35          0.14         1.50          0.34
                                 --------      -------      --------      -------      --------
    Total from investment
     operations...............       0.42         1.48          0.43         1.60          0.54
    Less distributions:
     Dividends from net
       investment income......      (0.25)       (0.13)        (0.25)       (0.10)        (0.17)
     Distributions from net
       realized capital
       gains..................       0.00         0.00          0.00         0.00          0.00
                                 --------      -------      --------      -------      --------
    Total Distributions.......      (0.25)       (0.13)        (0.25)       (0.10)        (0.17)
                                 --------      -------      --------      -------      --------
    Net Asset Value, end of
     period...................   $  10.17      $ 11.53      $  10.18      $ 11.87      $  10.37
                                 ========      =======      ========      =======      ========
    Total Return (not
     annualized)..............       4.39%       14.63%         4.42%       15.48%         5.55%
    Ratios/Supplemental Data:
     Net assets, end of period
       (000)..................   $ 16,618      $17,319      $  9,682      $20,765      $  9,976
     Number of shares
       outstanding, end of
       period (000)...........      1,634        1,502           951        1,749           962
    Ratios to average net
     assets (annualized):
     Ratio of expenses to
       average net
       assets(1)..............       0.95%        0.95%         0.95%        0.95%         0.95%
     Ratio of net investment
       income to average net
       assets(1)..............       3.88%        0.44%         3.59%        1.92%         2.61%
    Portfolio Turnover(2).....         28%          --            40%          --             5%

---------------

(1) This ratio includes expenses charged to the Master Portfolio.

(2) The portfolio turnover rate represents activity by the Master Portfolio. For the year ended February 28, 1995, this information was audited by Coopers & Lybrand L.L.P., which served as MIP's independent auditors for the fiscal year ended February 28, 1995.

                            DESCRIPTION OF THE FUNDS

GENERAL


     The Company is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Each LifePath Fund is comprised of one class of shares. By this Prospectus, five of the Company's portfolios are being offered -- the LifePath 2000 Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund, each of which is diversified. The Company currently offers seven other portfolios and may, from time to time, establish other portfolios. See "General Information."


MASTER/FEEDER STRUCTURE


     Each Fund is a feeder fund in a master/feeder structure, which means it invests all of its assets in a separate Master Portfolio of MIP with the same investment objective as such Fund. See "Investment Objectives" and "Management Policies" below. MIP is organized as a trust under the laws of the State of Delaware. See "Management of the Funds and Master Portfolios." In addition to selling its interests to a Fund, each Master Portfolio may sell its interests to certain other mutual funds or other qualified investors. Information regarding additional options, if any, for investment in interests of the Master Portfolio is available from Stephens and may be obtained by calling 1-800-643-9691. The expenses and, correspondingly, the returns of other investment options in MIP are expected to differ from those of the Funds. See "Management of the Funds and Master Portfolios" for a description of the Funds' and Master Portfolios' management and expenses.


     The Board of Directors believes that, if other investors invest their assets in a Master Portfolio of MIP, certain economic efficiencies may be realized with respect to such Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by a Fund would be spread across a larger asset base provided by more than one fund investing in the Master Portfolio. The Fund and other entities investing in that Master Portfolio will each be liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and MIP itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that none of the Funds nor their shareholders will be adversely affected by reason of investing their assets in a Master Portfolio. However, if a mutual fund or other investor withdraws its investment from a Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Company's Board believes should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively novel nature of the master/feeder structure, accounting and operational difficulties could occur.

     Each Master Portfolio's investment objective and other fundamental policies, which are the same as those of the Fund bearing the corresponding name, cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Portfolio's outstanding voting interests. Whenever a Fund, as a Master Portfolio interestholder, is requested to vote on matters pertaining to any fundamental policy of such Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters and such Fund will cast its votes in proportion to the votes received from Fund shareholders. A Fund will vote Master Portfolio interests for which it receives no voting instructions in the same proportion as the votes received from Fund shareholders. In addition, certain policies of the Master Portfolio which are non-fundamental could be changed by vote of a majority of MIP's Trustees without a vote of interestholders. If a Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund investing in that Master Portfolio could subsequently change its objective or policies to correspond to those of the Master Portfolio or the Fund could redeem its Master Portfolio interests and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage such Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in that Fund. A Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in a non-fundamental policy of such Fund or Master Portfolio, to the extent possible.

RISK FACTORS

     The net asset value and investment return of each LifePath Fund and LifePath Master Portfolio are expected to fluctuate and are neither insured nor guaranteed. To the extent that each LifePath Master Portfolio holds both equity and fixed-income securities, it is subject to equity-market risk, as well as credit-and interest-rate risks. Equity-market risk is the risk that common stock prices will fluctuate or decline over short or even extended periods of time. Credit risk is the risk that the issuer of a debt instrument is unable, due to financial constraints, to make timely payments on its outstanding obligations. Interest-rate risk is the risk that increases in market interest rates may adversely affect the value of the debt instruments in which a Master Portfolio invests and hence the value of an investment in the Master Portfolio. The value of debt instruments held by a Master Portfolio generally changes inversely to changes in market interest rates. Investments in foreign securities can expose the Master Portfolio to currency exchange risks and other potentially adverse consequences associated with investing in securities markets that are not as developed or efficient as those in the United States. Certain investment techniques that may be used by the LifePath Master Portfolios, such as investing in stock index options, futures contracts and interest-rate swaps, present special risk considerations. See "Appendix -- Investment Techniques." As with all mutual funds, there can be no assurance that each Fund or Master Portfolio will achieve its investment objective. This summary of risk factors is qualified by reference to more detailed descriptions of the risks associated with an investment in the Funds, as set forth under "Risk Considerations" below.

INVESTMENT OBJECTIVES

     Each LifePath Fund seeks to provide long-term investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk investors, on average, may be willing to accept given their investment time horizons. Specifically:

     - LifePath 2000 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2000.

     - LifePath 2010 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010.

     - LifePath 2020 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

     - LifePath 2030 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

     - LifePath 2040 Fund is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities. Each Master Portfolio's investment objective, which is the same as the corresponding Fund's, cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Master Portfolio's outstanding voting interests. Shareholders of a Fund that invests in a Master Portfolio will be provided the opportunity to vote on any proposed change to such Master Portfolio's investment objective, and that Fund will vote on any such proposal in proportion to the votes received from Fund shareholders. See "General" above. The differences in objectives and policies among the Master Portfolios determine the types of portfolio securities in which each Master Portfolio invests and can be expected to affect the degree of risk to which each Master Portfolio and, therefore, the corresponding Fund is subject and the yield or return of each Master Portfolio and Fund.

INTRODUCTION

     Each Fund invests all of its assets in the Master Portfolio bearing the corresponding name, which has the same investment objective as such Fund. A Fund may withdraw its investment in the relevant Master Portfolio at any time, provided that the Company's Board of Directors determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Company's Board of Directors would consider what action should be taken, including investing all such Fund's assets in another pooled investment entity having the same investment objective as the Fund, or retaining an investment adviser to manage such Fund's assets in accordance with the policies described below.

     Since the investment characteristics of each Fund correspond directly with those of the Master Portfolio bearing the corresponding name, the following is a discussion of the management policies used by each Master Portfolio.


     The LifePath Master Portfolios are a diversified series of asset allocation funds designed for long-term investors. The LifePath Master Portfolios follow an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. Each LifePath Master Portfolio differs in the weighting assigned to each such investment class and, since the later-dated Master Portfolios tend to invest a greater portion of their assets in equity securities, the later-dated Master Portfolios generally bear more risk than the earlier-dated Master Portfolio. The later-dated Master Portfolios generally have an expectation of greater total return. Thus, the investment class weightings of the LifePath 2040 Master

Portfolio initially might be 100%, 0% and 0% among equity securities, debt securities and cash, respectively, while the weightings of the LifePath 2000 Master Portfolio initially might be 25%, 50% and 25%, respectively. Over the years, each LifePath Master Portfolio is managed more conservatively, on the premise that individuals investing for retirement desire to reduce investment risk in their retirement accounts as they age. The difference in such investment class weightings is based on the statistically determined risk that such investors, on average, may be willing to accept given their investment time horizons in an effort to maximize assets in anticipation of retirement or for other purposes.

     Investors are encouraged to invest in a particular LifePath Fund based on the decade of their anticipated retirement or when they anticipate beginning to withdraw substantial portions of their accounts. For example, the LifePath 2000 Fund is designed for investors in their 50s and 60s who plan to retire (or begin to withdraw substantial portions of their investment) in approximately 2000; the LifePath 2010 Fund is designed for investors in their 40s and 50s who plan to retire (or begin to withdraw as described above) in approximately 2010; and so on. In addition, when making their investment decisions, investors could consider evaluating their own risk profiles, recognizing, for example, that the LifePath 2040 Fund is designed for investors with a high tolerance for risk while the LifePath 2000 Fund is designed for investors with a low tolerance for risk.


     To manage the LifePath Master Portfolio, the Adviser employs a proprietary investment model (the "Model") that analyzes extensive financial and economic data, including risk correlation and expected return statistics, to recommend the portfolio allocation among the investment classes described below. At its simplest, for each point in time, the Model recommends a portfolio allocation designed to maximize total return for each LifePath Master Portfolio based on each such LifePath Master Portfolio's evolving risk profile. As a result, while each LifePath Master Portfolio invests in substantially the same securities within an investment class, the amount of each LifePath Master Portfolio's aggregate assets invested in a particular investment class, and thus in particular securities, differs, but the relative percentage that a particular security comprises within an investment class ordinarily remains substantially the same. As of

January 31, 1996 asset allocations in the LifePath Master Portfolios were approximately as follows:



                           LIFEPATH    LIFEPATH    LIFEPATH    LIFEPATH    LIFEPATH
                             2000        2010        2020        2030        2040
                            MASTER      MASTER      MASTER      MASTER      MASTER
                           PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                           ---------   ---------   ---------   ---------   ---------
Equity Securities........     22.5%       49.6%       68.1%       81.5%       95.3%
Debt Securities..........     55.9%       40.2%       25.3%       14.7%        3.6%
Cash.....................     21.7%       10.2%        6.6%        3.8%        1.1%


     The Adviser may in the future refine the Model, or the financial and economic data analyzed by the Model, in ways that could result in changes to recommended allocations.

     The relative weightings for each LifePath Master Portfolio of the various investment classes are expected to change over time, with the LifePath 2040 Master Portfolio adopting in the 2030s characteristics similar to the LifePath 2000 Master Portfolio today.

MANAGEMENT POLICIES

     LifePath Master Portfolios. The LifePath Model contains both "strategic" and "tactical" components, with the strategic component weighted more heavily than the tactical component. The strategic component of the Model evaluates the risk that investors, on average, may be willing to accept given their investment time horizons. The strategic component thus determines the changing investment risk level of each LifePath Master Portfolio as time passes. The tactical component of the Model, on the other hand, addresses short-term market conditions. The tactical component thus adjusts the amount of investment risk taken by each LifePath Master Portfolio without regard to time horizon, but rather in consideration of the relative risk-adjusted short-term attractiveness of various asset classes.


     Through the strategic and tactical components, the asset allocation strategy contemplates shifts, which may be frequent, among a wide range of U.S. and foreign investments and market sectors. Each LifePath Master Portfolio may invest up to approximately 20% of the value of its total assets in foreign securities that are not publicly traded in the United States. Rather than choosing specific securities, the Model selects indices representing segments of the global equity and debt markets and invests to create market exposure to these market segments by purchasing representative samples of securities comprising the indices in an attempt to replicate their performance. From time to time, other indices may be selected in addition to, or as a substitute for, any of the indices listed herein and market exposure may be broadened. Investors will be notified of any such change. Although the LifePath Funds are not true "index" funds, they may be considered "index-allocation funds."



     The Model has broad latitude to select the class of investments and the particular securities within a class in which each LifePath Master Portfolio invests. No LifePath Master Portfolio is managed as a balanced portfolio nor is it required to maintain a portion of its investments in each of its permitted investment categories at all times. Until a LifePath Master Portfolio attains an asset level of approximately $100 to $150 million, the Model will allocate assets across fewer of the investment categories identified below than it otherwise would. As a LifePath Master Portfolio approaches this minimum asset level, the Model will add investment categories from among those identified below, thereby approaching the desired investment mix over time. Each LifePath Master Portfolio's investments is compared from time to time to the Model's recommended allocation. Recommended reallocations are implemented subject to the Adviser's assessment of current economic conditions and investment opportunities. The Adviser may change from time to time the criteria and methods it uses to implement the recommendations of the Model. Any recommended reallocation is implemented in accordance with trading policies designed to take advantage of market opportunities and reduce transaction costs. The asset allocation mix selected is a primary determinant in the respective LifePath Master Portfolio's investment performance.



     The Adviser manages other portfolios which also invest in accordance with the Model. The performance of each of those other portfolios is likely to vary from the performance of each LifePath Master Portfolio and corresponding LifePath Fund. Such variation in performance is primarily due to different equilibrium asset-mix assumptions used for the various portfolios, timing differences in the implementation of the Model's recommendations and differences in expenses and liquidity requirements. The overall management of each LifePath Master Portfolio is based on the recommendation of the Model, and no person is primarily responsible for recommending the mix of asset classes in the Master Portfolio or the mix of securities within the asset classes. Decisions relating to the Model are made by BGFA's investment committee.

     The LifePath Master Portfolio may invest in up to 17 asset classes, including 10 stock classes, 6 bond classes and a money market class. Each LifePath Master Portfolio invests in the classes of investments described below in the following manner:


          EQUITY SECURITIES -- The LifePath Master Portfolios seek U.S. equity market exposure through the following indices of common stocks:


     - The S&P/BARRA Value Stock Index (consisting of primarily large-capitalization U.S. stocks with lower-than-average price/book ratios).

     - The S&P/BARRA Growth Stock Index (consisting of primarily large-capitalization U.S. stocks with higher-than-average price/book ratios).

     - The Intermediate Capitalization Value Stock Index (consisting of primarily medium-capitalization U.S. stocks with lower-than-average price/book ratios).

     - The Intermediate Capitalization Growth Stock Index (consisting of primarily medium-capitalization U.S. stocks with higher-than-average price/book ratios).

     - The Intermediate Capitalization Utility Stock Index (consisting of primarily medium-capitalization U.S. utility stocks).

     - The Micro Capitalization Market Index (consisting of primarily small-capitalization U.S. stocks).

     - The Small Capitalization Value Stock Index (consisting of primarily small-capitalization U.S. stocks with lower-than-average price/book ratios).

     - The Small Capitalization Growth Stock Index (consisting of primarily small-capitalization U.S. stocks with higher-than-average price/book ratios).

          The LifePath Master Portfolios seek foreign equity market exposure through the following indices of foreign equity securities:

     - The Morgan Stanley Capital International (MSCI) Japan Index (consisting of primarily large-capitalization Japanese stocks).

     - The Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI EAFE) Ex-Japan Index (consisting of primarily large-capitalization foreign stocks, excluding Japanese stocks).

          In addition, each LifePath Master Portfolio may invest in other common stocks, preferred stocks and convertible securities, including those in the form of American, European and Continental Depositary Receipts, as well as warrants to purchase such securities, and investment company securities. See "Appendix -- Portfolio Securities."

        DEBT SECURITIES -- The LifePath Master Portfolios seek U.S. debt market exposure through the following indices of U.S. debt securities:

     - The Lehman Brothers Long-Term Government Bond Index (consisting of all U.S. Government bonds with maturities of at least ten years).

     - The Lehman Brothers Intermediate-Term Government Bond Index (consisting of all U.S. Government bonds with maturities of less than ten years and greater than one year).

     - The Lehman Brothers Long-Term Corporate Bond Index (consisting of all U.S. investment-grade corporate bonds with maturities of at least ten years).

     - The Lehman Brothers Intermediate-Term Corporate Bond Index (consisting of all U.S. investment-grade corporate bonds with maturities of less than ten years and greater than one year).

     - The Lehman Brothers Mortgage-Backed Securities Index (consisting of all fixed-coupon mortgage pass-throughs issued by the Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Mortgage Corporation with maturities greater than one year).

          The LifePath Master Portfolios seek foreign debt market exposure through the following index of foreign debt securities:

     - The Salomon Brothers Non-U.S. World Government Bond Index (consisting of foreign government bonds with maturities of greater than one year).

     Each U.S. and foreign debt security is expected to be part of an issuance with a minimum outstanding amount at the time of purchase of approximately $50 million and $100 million, respectively. Each security in which a LifePath Master Portfolio invests must be rated at least "Baa" by Moody's Investors Service, Inc. ("Moody's"), or "BBB" by Standard & Poor's Corporation ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps, Inc. ("Duff") or, if unrated, deemed to be of comparable quality by the Adviser in accordance with procedures approved by MIP's Board of Trustees. See "Risk
Considerations -- Fixed-Income Securities" below, and "Appendix" in the Statement of Additional Information.

     MONEY MARKET INSTRUMENTS -- The money market instrument portion of the portfolio of each Master Portfolio generally is invested in high-quality money market instruments, including U.S. Government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements. See "Appendix" below for a more complete description of the money market instruments in which each Master Series may invest.

     INVESTMENT TECHNIQUES -- Each LifePath Master Portfolio also may lend its portfolio securities and enter into transactions in certain derivatives, each of which involves risk.

     Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. The futures contracts and options on futures contracts that each Master Portfolio may purchase are considered derivatives. Each Master Portfolio may use some derivatives as part of its short-term liquidity holdings and/or as substitutes for comparable market positions in the underlying securities. Also, asset-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities and certain floating- and variable-rate instruments can be considered derivatives. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms.

     The Adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with each Master Portfolio's investment objective, does not expose either the Master Portfolio or, indirectly, the Fund to undue risks and is closely monitored, including providing periodic reports to the Board of Trustees or Board of Directors, as the case may be, concerning the use of derivatives. Derivatives use also is subject to broadly applicable investment policies. For example, in no case may a Master Portfolio invest more than 15% of the current value of its assets in "illiquid securities," including derivatives without active secondary markets, nor may a Master Portfolio use derivatives to create leverage without establishing adequate "cover" in compliance with Securities and Exchange Commission leverage rules. For more information, see "Risk Considerations" below, and "Appendix -- Investment Techniques."

CERTAIN FUNDAMENTAL POLICIES

     Each Fund and Master Portfolio may (i) borrow money to the extent permitted under the 1940 Act; (ii) invest up to 5% of its total assets in the obligations of any single issuer, except that up to 25% of the value of the total assets of such Fund or Master Portfolio may be invested, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities may be purchased, without regard to any such limitation; and
(iii) invest up to 25% of the value of its total assets in the securities of issuers in a particular industry or group of closely related industries, provided there is no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each Fund, however, may invest all of its assets in another registered investment company without violation of these fundamental policies on diversification. This paragraph describes fundamental policies that cannot be changed as to a Fund or Master Portfolio without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. See "Investment Objectives and Management Policies -- Investment Restrictions" in the Statement of Additional Information.

CERTAIN ADDITIONAL NON-FUNDAMENTAL POLICIES

     Each Fund and Master Portfolio may (i) purchase securities of any company having less than three years' continuous operation (including operations of any predecessors) if such purchase does not cause the value of its investments in all such companies to exceed 5% of the value of its total assets; (ii) pledge, hypothecate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings; and (iii) invest up to 15% of the value of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in other illiquid securities. Although each LifePath Fund and LifePath Master Portfolio reserves the right to invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, as long as such Fund's shares are registered for sale in a state that imposes a lower limit on the percentage of a fund's assets that may be so invested, such LifePath Fund and LifePath Master Portfolio will comply with the lower limit. Each LifePath Fund currently is limited to investing up to 10% of the value of its net assets in such securities due to limits applicable in several states. See "Investment Objectives and Management Policies -- Investment Restrictions" in the Statement of Additional Information.

RISK CONSIDERATIONS

     General -- Since the investment characteristics and, therefore, investment risks directly associated with such characteristics of each LifePath Fund correspond to those of the Master Portfolio in which such Fund invests, the following is a discussion of the risks associated with an investment in the Master Portfolio.

     The net asset value per share of each LifePath Fund is not fixed and should be expected to fluctuate.

     Investment Techniques -- Each LifePath Master Portfolio may engage in various investment techniques the use of which involves greater risk than that incurred by other funds with similar investment objectives. See
"Appendix -- Investment Techniques." Using these techniques may affect the degree to which a LifePath Master Portfolio's net asset value fluctuates.

     Equity Securities -- Investors should be aware that equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and that fluctuations can be pronounced. Changes in the value of a LifePath Master Portfolio's portfolio securities result in changes in the value of such LifePath Master Portfolio's shares and thus the LifePath Master Portfolio's yield and total return to investors.

     The securities of the smaller companies in which each LifePath Master Portfolio may invest may be subject to more abrupt or erratic market movements than larger, more-established companies, both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

     Fixed-Income Securities -- Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular LifePath Master Portfolio considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the LifePath Master Portfolio, such as those rated "Baa" by Moody's and "BBB" by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Securities rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. Securities rated "BBB" by Duff have below average protection factors but nonetheless are considered sufficient for prudent investment. If a security held by a LifePath Master Portfolio is downgraded to a rating below investment grade, such Master Portfolio may continue to hold the security until such time as the Adviser determines it to be advantageous for the LifePath Master Portfolio to sell the security. If such a policy would cause a LifePath Master Portfolio to have 5% or more of its net assets invested in securities that have been downgraded below investment grade, the Master Portfolio promptly would seek to dispose of such securities in an orderly manner. See "Appendix -- Portfolio Securities -- Ratings" and "Appendix" in the Statement of Additional Information.


     Foreign Securities -- Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States, and, at times, price volatility can be greater than in the United States. In addition, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. See
"Appendix -- Portfolio Securities -- Bank Obligations."


     Because evidences of ownership of such securities usually are held outside the United States, each Master Portfolio will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuers, whether from currency blockage or otherwise. Custodial expenses for a portfolio of non-U.S. securities generally are higher than for a portfolio of U.S. securities.

     Since the LifePath Master Portfolios may purchase foreign securities in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. Some currency exchange costs generally are incurred when a LifePath Master Portfolio changes investments from one country to another.


     Furthermore, some of these securities may be subject to brokerage or stamp taxes levied by foreign governments, which have the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. Income received by a Master Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by a Master Portfolio reduce the net income available to its corresponding Fund for distribution to the Fund's shareholders.


     Foreign Currency Exchange -- Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or by the failure to intervene, or by currency controls or political developments in the United States or abroad. The LifePath Master Portfolios intend to engage in foreign currency transactions to maintain the same foreign currency exposure as the relevant foreign securities index through which the Master Portfolios seek foreign equity market exposure, but not as part of a defensive strategy to protect against fluctuations in exchange rates.

     Foreign currency transactions may occur on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or on a forward basis. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a set price on a future date which must be more than two days from the date of the contract. The forward foreign currency market offers less protection against default than is available when trading currencies on an exchange, since a forward currency contract is not guaranteed by an exchange or clearinghouse. Therefore, a default on a forward currency contract could deprive a LifePath Master Portfolio of unrealized profits or force such Master Portfolio to cover its commitments for purchase or resale, if any, at the current market price.

     Foreign Futures Transactions -- Unlike trading on domestic futures exchanges, trading on foreign futures exchanges is not regulated by the Commodity Futures Trading Commission (the "CFTC") and generally is subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. The Adviser, however, considers on an ongoing basis the creditworthiness of such counterparties. In addition, any profits that a LifePath Master Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate; adverse exchange rate changes also could cause a Master Portfolio to incur losses. Transactions on foreign exchanges may include both futures contracts which are traded on domestic exchanges and those which are not.

     Other Investment Considerations -- Asset allocation and modeling strategies are employed by the Adviser for other investment companies and accounts advised or sub-advised by the Adviser. If these strategies indicate particular securities should be purchased or sold, at the same time, by a LifePath Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by the Adviser. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a LifePath Master Portfolio or the price paid or received by such LifePath Master Portfolio.


     Under normal market conditions, the portfolio turnover rate for each LifePath Master Portfolio is not expected to exceed 100%. A portfolio turnover rate of 100% would occur, for example, if all of a LifePath Master Portfolio's securities were replaced within one year. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. Portfolio turnover will not be a limiting factor in making investment decisions.



                 MANAGEMENT OF THE FUNDS AND MASTER PORTFOLIOS



     GENERAL -- The Company has not retained the services of an investment adviser because each Fund's assets are invested in a Master Portfolio that has retained investment advisory services (see "Master Portfolio Investment Adviser" below). Each LifePath Fund bears a pro rata portion of the fees paid by the corresponding Master Portfolio.



     BOARD OF DIRECTORS -- The business and affairs of the Company are managed under the direction of its Board of Directors. The Company's Directors are also MIP's Trustees. The Company's Directors also serve as the Trustees of Stagecoach Trust, another open-end investment company whose LifePath Fund series are wholly invested in the Master Portfolios.

The Company's Board, including a majority of the Directors who are not "interested persons" (as that term is defined in the 1940 Act) of the Company, has adopted procedures to address potential conflicts of interest that may arise as a result of the structure of the Boards. See "Management of the Company" in the Statement of Additional Information. Additional information regarding the Officers and Directors of the Company and the Officers and Trustees of MIP is included in the SAI under "Management."



     MASTER PORTFOLIO INVESTMENT ADVISER -- BGFA serves as investment adviser to each of the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios of MIP. Pursuant to an Investment Advisory Contract with each Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets, subject to the overall authority of MIP's Board of Trustees and in conformity with Delaware Law and the stated policies of such Master Portfolio. BGFA was created by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), the former subadviser to each Master Portfolio, with and into an affiliate of Wells Fargo Institutional Trust Company, N.A. ("WFITC"). BGFA is an indirect subsidiary of Barclays Bank PLC and is located at 45 Fremont Street, San Francisco, California 94105. As of January 1, 1996, BGFA and its affiliates provided investment advisory services for over $220 billion of assets. MIP has agreed to pay to BGFA a monthly fee at the annual rate of 0.55% of each LifePath Master Portfolio's average daily net assets as compensation for its advisory services.



     Prior to January 1, 1996, Wells Fargo Bank, a wholly owned subsidiary of Wells Fargo & Company located at 420 Montgomery Street, San Francisco, California 94105, served as each Master Portfolio's investment adviser. Pursuant to an Investment Advisory Agreement with MIP, Wells Fargo Bank provided investment guidance and policy direction in connection with the management of each Master Portfolio's assets, subject to the supervision of MIP's Board of Trustees and in conformity with Delaware law and the stated policies of such Master Portfolio. Wells Fargo Bank was entitled to receive a monthly fee at the annual rate of 0.55% of each LifePath Master Portfolio's average daily net assets as compensation for its advisory services. For the fiscal year ended February 28, 1995, MIP, on behalf of each Master Portfolio, paid an amount equal to 0.55% of each such Master Portfolio's average daily net assets to Wells Fargo Bank for advisory services.



     Prior to January 1, 1996, Wells Fargo Bank engaged WFNIA, located at 45 Fremont Street, San Francisco, California 94105, to provide sub-investment advisory services to each Master Portfolio. WFNIA was a general partnership owned 50% by a wholly owned subsidiary of Wells Fargo Bank and 50% by a subsidiary of The Nikko Securities Co., Ltd. Pursuant to a Sub-Investment Advisory Agreement, WFNIA, subject to the supervision and approval of Wells Fargo Bank, provided investment advisory assistance and the day-to-day management of each Master Portfolio's assets. WFNIA was entitled to receive from Wells Fargo Bank a monthly fee at the annual rate of 0.40% of each LifePath Master Portfolio's average daily net assets for its sub-advisory services. For the year ended February 28, 1995, Wells Fargo Bank paid WFNIA an amount equal to 0.40% of the average daily net assets of each LifePath Master Portfolio. The LifePath Master Portfolios no longer retain a sub-investment adviser.



     BGFA, Barclays and their affiliates deal, trade and invest for their own account in the types of securities in which a Master Portfolio may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by a Master Portfolio. BGFA has informed MIP that in making investment decisions the Adviser does not obtain or use material inside information in its possession.



     BGFA has adopted a personal investment policy that is consistent with the 1994 recommendations of the Investment Company Institute's Advisory Group on Personal Investing (see the Statement of Additional Information).


     ADMINISTRATOR AND DISTRIBUTOR -- Stephens, located at 111 Center Street, Little Rock, Arkansas 72201, serves as the Company's administrator pursuant to an Administration Agreement with the Company. Under the Administration Agreement, Stephens generally supervises all aspects of the operation of the Company other than providing investment advice, subject to the overall authority of the Board of Directors. The administrative services provided to the LifePath Funds also include coordination of the other services provided to the LifePath Funds, compilation of information for reports to the Securities and Exchange Commission and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Company's Board of Directors and officers. Stephens also furnishes office space and certain facilities to conduct the Company's business and compensates the Company's Directors, officers and employees who are affiliated with Stephens. In addition, except as noted below, Stephens has assumed all ordinary expenses incurred by a LifePath Fund other than the fees payable by such Fund pursuant to the Company's various service contracts. For providing administrative services to the Company, the Company has agreed to pay Steph-ens a monthly fee at the annual rate of 0.10% of each LifePath Fund's average daily net assets.

     Stephens also serves as the Company's principal underwriter within the meaning of the 1940 Act and as distributor of each Fund's shares pursuant to a Distribution Agreement with the Company. The Distribution Agreement provides that Stephens acts as agent for the Company for the sale of Fund shares and may enter into Selling Agreements with Selling Agents that wish to make available shares of the Funds to their respective customers.

     Financial institutions acting as Selling Agents, Shareholder Servicing Agents, or in certain other capacities may be required to register as dealers pursuant to applicable state securities laws which may differ from federal law and any interpretations expressed herein.

     Stephens is a full service broker/dealer and investment advisory firm. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments.


     CUSTODIAN AND TRANSFER AGENT -- BZW Barclays Global Investors, N.A. ("BGI") currently acts as custodian to each Fund and Master Portfolio. The principal business address of BGI is 45 Fremont Street, San Francisco, California 94105. BGI is not entitled to receive compensation for its custodial services so long as BGFA is entitled to receive compensation for providing investment advisory services to the LifePath Master Portfolios. BGI was formerly known as Wells Fargo Institutional Trust Company, N.A. ("WFITC") and is a subsidiary of BZW Barclays Global Investors Holdings Inc.



     Prior to January 1, 1996, WFITC served as custodian of each Fund and Master Portfolio. WFITC, which was previously a wholly owned subsidiary of WFNIA, was located at 45 Fremont Street, San Francisco, California 94105.


     Wells Fargo Bank serves as the Company's and MIP's transfer and dividend disbursing agent (the "Transfer Agent"). The Company has agreed to pay Wells Fargo Bank, which provides transfer agency services at 525 Market Street, San Francisco, California 94105, a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets for transfer agency services. MIP pays no additional fee for transfer and dividend disbursing agency services.

     SHAREHOLDER SERVICING PLAN -- The Company has adopted a Shareholder Servicing Plan pursuant to which it may enter into Shareholder Servicing Agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Funds, providing reports and other information, and providing services related to the maintenance of shareholder accounts. For the services provided pursuant to a Shareholder Servicing Agreement, the Company may pay each Shareholder Servicing Agent a monthly fee at the annual rate of up to 0.20% of the average daily value of each LifePath Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The fee payable for such services is intended to be a "service fee" as defined in Article III, Section 26 of the National Association of Securities Dealers, Inc.'s Rules of Fair Practice. To date the Company has entered into a Shareholder Servicing Agreement with Wells Fargo Bank.

     The Company understands that a Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Company, such as requiring a minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent is required to agree to disclose any fees it may directly charge its customers who are Fund shareholders and to notify them in writing at least 30 days before it imposes any transaction fees.


     DISTRIBUTION PLAN -- MIP's Board of Trustees has adopted, on behalf of each Master Portfolio, a "defensive" distribution plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Plan"). The Plan does not result in any additional expenses being borne by a Master Portfolio or a Fund. The Plan was adopted by a majority of MIP's Board of Trustees (including a majority of those Trustees who are not "interested persons" of MIP as defined in the 1940 Act) on October 10, 1995. The Plan was intended as a precaution designed to address the possibility that certain ongoing payments by Barclays to Wells Fargo Bank in connection with the sale of WFNIA may be characterized as indirect payments by each Master Portfolio to finance activities primarily intended to result in the sale of interests in such Master Portfolio. The Plan provides that if any portion of a Master Portfolio's advisory fees (up to 0.25% of the average daily net assets of each Master Portfolio on an annual basis) were deemed to constitute an indirect payment for activities that are primarily intended to result in the sale of interests in a Master Portfolio, such payment would be authorized pursuant to the Plan.

     EXPENSES -- Under the Administration Agreement, Stephens has agreed to assume the operating expenses of each LifePath Fund and a pro rata share of the operating expenses of each LifePath Master Portfolio, except for extraordinary expenses and those fees and expenses payable pursuant to the various service contracts described above which are borne by the Company and those expenses specifically assumed by the Adviser under its contracts with the Funds. The initial term of the Administration Agreement runs to October 25, 1996; thereafter it continues for successive one-year periods, subject to approval by the Company's Board of Directors. For the fiscal year ended February 28, 1995, the operating expenses for the Institutional Class shares of the LifePath Funds of Stagecoach Trust were 0.95% of the average daily net assets of the Institutional Class shares of the respective LifePath Funds of Stagecoach Trust.

     Stephens has not assumed the following operating expenses of the LifePath Master Portfolios: advisory fees, interest, brokerage fees, 12b-1 fees and commissions, if any, costs of independent pricing services and any extraordinary expenses.

     Stephens has not assumed the following operating expenses of the LifePath
Funds: administration fees, Shareholder Servicing Agent fees, Transfer Agent fees and expenses and any extraordinary expenses.

                               HOW TO BUY SHARES
GENERAL

     Only the following types of investors are eligible to invest in the Funds:

     - Participants in employee benefit plans, including retirement plans, that have appointed one of the Company's Shareholder Servicing Agents as plan trustee, plan administrator or other agent, or whose plan trustee, plan administrator or other agent has a servicing arrangement with a Shareholder Servicing Agent that permits investments in the Funds.

     - Foundations, corporations and other business entities that have a servicing arrangement with one of the Company's Shareholder Servicing Agents that permits investments in the Funds and persons who invest pursuant to an agreement between such an entity and a Shareholder Servicing Agent.

     - Individuals using proceeds which are being rolled over directly from a qualified employee benefit plan to an Individual Retirement Account ("IRA") pursuant to arrangements between the sponsor or other agent of the qualified employee benefit plan and a Shareholder Servicing Agent.

     Eligible Investors may purchase shares of the Funds in one of the several ways described below. For more information or additional forms, call 1-800-776-0179. The Company or Stephens may make the Prospectus available in an electronic format. Upon receipt of a request by an investor or the investor's representative, the Company or Stephens will transmit or cause to be transmitted promptly, without charge, a paper copy of the electronic Prospectus.

     The minimum initial investment is $100 by the AutoSaver Plan purchase method (described below), and $1,000 by all other methods or for all other investors, except that there is no minimum initial investment amount for employee benefit plans ("Benefit Plans") or IRA investors. All subsequent investments must be at least $100, except that there is no minimum subsequent investment amount for Benefit Plans or IRA investors. All investments in a Fund's shares are subject to a determination by the Company that the investment instructions are complete. If shares are purchased by a check which does not clear, the Company reserves the right to cancel the purchase and hold the investor responsible for any losses or fees incurred. The Company reserves the right in its sole discretion to suspend the availability of any Fund's shares and to reject any purchase requests. Certificates for Fund shares are not issued.

     Shares of each Fund may be purchased on any day the New York Stock Exchange ("NYSE") is open for business (a "Business Day") at the net asset value per share next determined after an order in proper form is received by the Transfer Agent. Net asset value per share is determined as of the close of regular trading on the NYSE (currently 4:00 p.m., New York time), on each Business Day. Currently, the weekdays on which the NYSE is closed are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value of a share of the LifePath Funds is the value of total net assets attributable to such Fund divided by the number of outstanding shares of that Fund. The value of the net assets is determined daily by adjusting the net assets per Fund at the beginning of the day by the value of each Fund's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day by subtracting from each Fund's daily income a pro rata share of common expenses, and by assigning fund-specific expenses to each Fund as appropriate. The net asset value of each Fund is expected to fluctuate daily, is expected to differ, and is based on the net asset value of the corresponding Master Portfolio in which the LifePath Fund invests. The Master Portfolio's investments are valued each Business Day generally by using available market quotations or at fair value determined in good faith by the Adviser pursuant to guidelines approved by MIP's Board of Trustees. For further information regarding the methods employed in valuing each Master Portfolio's investments, see "Determination of Net Asset Value" in the Statement of Additional Information.

     Purchase orders that are received by the Transfer Agent before the close of regular trading on the NYSE generally are executed on the same day. Orders received by the Transfer Agent after the close of regular trading on the NYSE are executed on the next Business Day. The investor's Shareholder Servicing Agent is responsible for the prompt transmission of the investor's purchase order to the Transfer Agent on the investor's behalf. Under certain circumstances, a Shareholder Servicing Agent may establish an earlier deadline for receipt of orders or an investor's order transmitted to a Shareholder Servicing Agent may not be received by the Transfer Agent on the same day.

     Federal regulations require that an investor provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject the investor to a $50 penalty imposed by the IRS.

BENEFIT PLANS

     Shares of each Fund are offered to Benefit Plans that have appointed one of the Company's Shareholder Servicing Agents as plan trustee, plan administrator or other agent, or whose plan trustee, plan administrator or other agent has a servicing arrangement with a Shareholder Servicing Agent that permits investments in the Funds. Benefit Plans include 401(k) plans and other plans qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), health and welfare plans and executive deferred compensation plans. For additional information about Benefit Plans that may be eligible to invest in Fund shares, prospective investors should contact a Shareholder Servicing Agent.

     Fund investments by participants in 401(k) plans are typically made by payroll deductions arranged between participants and their employers. Participants in the MasterWorks program are included in this group. Participants also may make direct contributions to their accounts in special circumstances such as the transfer of a rollover amount from another 401(k) plan or from a rollover IRA. Investors should contact their employer's benefits department for more information about contribution methods.

IRAS, KEOGHS AND OTHER INDIVIDUAL RETIREMENT PLANS

     An investor may be entitled to invest in a Fund's shares through a tax-deferred retirement plan. In addition to offering investments through IRA rollovers, a Shareholder Servicing Agent may offer other types of tax-deferred or tax-advantaged plans, including a Keogh retirement plan for self-employed professional persons, sole proprietors and partnerships. Investors should contact a Shareholder Servicing Agent for materials describing available plans and their benefits, provisions and fees.

     Application materials for opening an IRA rollover, Keogh plan or other individual retirement plan can be obtained from a Shareholder Servicing Agent. Completed retirement plan applications should be returned to the investor's Shareholder Servicing Agent for approval and processing. If an investor's retirement plan application is incomplete or improperly filled out, there may be a delay before the Fund account is opened. Certain features described herein, such as the AutoSaver Plan, may not be available to individuals or entities who invest through a retirement plan. Investors should consult their Shareholder Servicing Agent.

PURCHASES BY ELIGIBLE INDIVIDUAL AND CORPORATE INVESTORS

  Initial Purchases by Wire

     1. Telephone toll free 1-800-776-0179. Give the name of the Fund in which an investment is being made, and the name(s) in which the shares are to be registered, address, TIN, amount to be wired, name of the wiring bank and name and telephone number of the person to be contacted in connection with the order. Some banks may impose wiring fees.

     2. Instruct the wiring bank to transmit the specified amount in federal funds ($1,000 or more) to:


        Wells Fargo Bank, N.A.
        San Francisco, California
        Bank Routing Number: 121000248
        Wire Purchase Account Number: 4068-000587
        Attention: MasterWorks Funds Inc. (Name of Fund)
        Account Name(s):  (name(s) in which to be registered)
        Account Number:   (if investing into an existing account)

     3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:


        Wells Fargo Bank, N.A.
        Shareholder Services
        P.O. Box 7066
        San Francisco, California 94120-7066
        Telefacsimile: 1-415-543-9538


     4. Share purchases are effected at the net asset value next determined after the Account Application is received and accepted.

  Initial Purchases by Mail

     1. Complete an Account Application. Indicate the services to be used.


     2. Mail the Account Application and a check for $1,000 or more, payable to "MasterWorks Funds Inc. (Name of Fund)," to the address above.


  AutoSaver Plan

     The Company's AutoSaver Plan provides eligible individual and corporate investors with a convenient way to establish and automatically add to a Fund account on a monthly basis. To participate in the AutoSaver Plan, an investor must specify an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from an account with a bank, which is designated in the investor's Account Application and which is approved by the Transfer Agent ("Approved Bank"). Wells Fargo Bank is an Approved Bank. The Transfer Agent withdraws and uses this amount to purchase Fund shares on the investor's behalf on or about the fifth Business Day of each month. There are no separate fees charged to the investor by the Company for participating in the AutoSaver Plan.

     An eligible individual or corporate investor may change an investment amount, suspend purchases or terminate participation in the AutoSaver Plan at any time by providing written notice to the Transfer Agent at least five Business Days prior to any scheduled transaction. Participation in the AutoSaver Plan is terminated automatically if the investor's Approved Bank account balance is insufficient to make a scheduled withdrawal, or if either the investor's Approved Bank account or Fund account is closed.

  Additional Purchases


     An eligible individual or corporate investor may make additional purchases of $100 or more by instructing the Fund's Transfer Agent to debit a designated Approved Bank account by wire by using the procedures described under "Initial Purchases by Wire" above, or by mail with a check payable to "MasterWorks Funds Inc. (Name of Fund)" to the above address. An investor must write the Fund account number on the check and include the detachable stub from the Statement of Account or include a letter providing the Fund account number.


  In-Kind Purchases

     At the discretion of the Adviser, shares of a Fund may be purchased in exchange for securities which are eligible for acquisition by the Master Portfolio as described in this Prospectus. Securities to be exchanged which are accepted by a Fund are valued in accordance with the procedures referenced under "Share Value" in this Prospectus at the time of the next determination of net asset value after such acceptance. Shares issued by a Fund in exchange for securities are issued at net asset value determined as of the same time. All dividends (with the exception of dividends received on securities tendered after the ex-dividend date), interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer.


     A Fund will only accept securities in exchange for shares issued by the Fund if: (1) such securities are, at the time of the exchange, eligible to be included in the Master Portfolio's portfolio and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; (3) the value of any such security (except U.S. Government obligations) being exchanged together with other securities of the same issuer owned by the Master Portfolio will not exceed 5% of the net assets of the Master Portfolio immediately after the transaction; and (4) such securities are consistent with the Fund's and the Master Portfolio's investment objective and policies and otherwise acceptable to the Master Portfolio's Adviser, in its sole discretion. The requirement for an investor representation described in item (2) will not apply to the initial investment into the Fund by certain investors, including employee benefit plans, as described below under "General
Information -- Description of the Company."

     A gain or loss for federal income tax purposes may be realized by taxable investors making in-kind purchases upon the exchange depending upon the cost of the securities exchanged.

                              HOW TO REDEEM SHARES

GENERAL

     Investors may redeem all or a portion of their shares on any Business Day without any charge by the Company. The redemption price of the shares is the next determined net asset value of shares of the relevant Fund calculated after the Company has received a redemption request in proper form. Redemption proceeds may be more or less than the amount invested depending on the relevant Fund's net asset value of shares at the time of purchase and redemption.


     The Company remits redemption proceeds from a Fund within seven days after a redemption order is received in proper form, absent extraordinary circumstances. Such extraordinary circumstances could include a period during which an emergency exists as a result of which (a) disposal by the Master Portfolio in which such Fund invests of securities owned by the Master Portfolio is not reasonably practicable or (b) it is not reasonably practicable for the Fund or the relevant Master Portfolio fairly to determine the value of its net assets, or a period during which the Securities and Exchange Commission by order permits deferral of redemptions for the protection of Fund shareholders. In addition, the Company may defer payment of a shareholder's redemption until reasonably satisfied that such shareholder's investments made by check have been collected (which can take up to 10 days from the purchase date). Payment of redemption proceeds may be made in portfolio securities, subject to regulation by some state securities commissions.


     Telephone redemption or exchange privileges are made available to shareholders automatically upon opening an account, unless the shareholder declines the privileges. These privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company requires the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.

     During times of drastic economic or market conditions investors may experience difficulty in contacting the Transfer Agent by telephone to request a redemption or exchange of Fund shares. In such cases, investors should consider using the other redemption procedures made available to such investors. Use of these other redemption procedures may result in the investor's redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, a LifePath Fund's net asset value may fluctuate.

     Due to the high cost of maintaining Fund accounts with small balances, the Company reserves the right to close an individual or corporate investor's account and send the proceeds to such investor if the balance falls below $1,000 because of a redemption (including a redemption of Fund shares after an investor has made only the $1,000 minimum initial investment). However, investors will be given 30 days' notice to make an additional investment to increase their account balance to $1,000 or more.

     Redemption orders that are received by the Transfer Agent before the close of trading on the NYSE generally are executed at the net asset value determined as of the close of regular trading on the NYSE on that day. Redemption orders that are received by the Transfer Agent after the close of trading on the NYSE are executed on the next Business Day. The investor's Shareholder Servicing Agent is responsible for the prompt transmission of redemption orders to the Fund on the investor's behalf. Under certain circumstances, a Shareholder Servicing Agent may establish an earlier deadline for receipt of orders or an investor's order transmitted to a Shareholder Servicing Agent may not be received by the Transfer Agent on the same day.

     Unless the investor has made other arrangements with the Shareholder Servicing Agent and the Transfer Agent has been informed of such arrangements, proceeds of a redemption order made through the investor's Shareholder Servicing Agent are credited to the account with the Approved Bank that the investor has designated in the Account Application. If no such account is designated, a check for the proceeds is mailed to the investor's address of record or, if such address is no longer valid, the proceeds are credited to the investor's account with the investor's Shareholder Servicing Agent.

BENEFIT PLANS, IRAS, KEOGHS AND OTHER INDIVIDUAL
RETIREMENT PLANS

     Investors in these types of plans are subject to restrictions on withdrawing their money under the Code. Each type of plan has established withdrawal procedures that are disclosed to investors at the time of purchase. Investors may obtain more information by contacting their employer and/or their Shareholder Servicing Agent. The redemption procedures outlined in the remainder of this section do not apply to investors in employee benefit plans or retirement plans, nor do the minimum-balance requirements outlined above. Investors in these types of plans should contact their Shareholder Servicing Agent regarding redemption procedures applicable to them.

REDEMPTIONS BY ELIGIBLE INDIVIDUAL AND CORPORATE INVESTORS

  Redemptions by Mail

     1. Write a letter of instruction. Indicate the dollar amount or number of Fund shares to be redeemed, the Fund account number and TIN.

     2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all owners must sign.

     3. If shares to be redeemed have a value of $5,000 or more, or redemption proceeds are to be paid to someone other than the investor at such investor's address of record, the signature(s) must be guaranteed by an "eligible guarantor institution," which generally includes a commercial bank whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC") a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by notaries public are not acceptable. Further documentation may be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

     4. Mail the redemption letter to the Transfer Agent at the mailing address set forth under "How to Buy Shares -- Initial Purchases By Wire."

     Unless other instructions are given in proper form, a check for the redemption proceeds is sent to the investor's address of record.

  Systematic Withdrawal Plan

     The Systematic Withdrawal Plan provides an individual or corporate investor with a convenient way to have Fund shares redeemed from the investor's account and the proceeds distributed to the investor on a monthly basis. Participation in the Systematic Withdrawal Plan is permitted if the investor has a Fund account valued at $10,000 or more as of the date of the election to participate, the investor has an account at an Approved Bank, dividends and capital gain distributions are being reinvested automatically, and the investor is not participating in the AutoSaver

Plan at any time while participating in the Systematic Withdrawal Plan. An investor may specify an amount ($100 or more) to be distributed by check to the investor's address of record or deposited in the Approved Bank account designated in the Account Application. The Transfer Agent redeems sufficient shares and mails or deposits redemption proceeds as instructed on or about the fifth Business Day prior to the end of each month. There are no separate fees charged to investors by the Fund for participating in the Systematic Withdrawal Plan.

     An individual or corporate investor may change the withdrawal amount, suspend withdrawals or terminate the election to participate in the Systematic Withdrawal Plan at any time by providing written notice to the Transfer Agent at least five Business Days prior to any scheduled transaction. An investor's participation in the Systematic Withdrawal Plan will be terminated automatically if the investor's Fund account balance is insufficient to make a scheduled withdrawal or if the investor's Fund account or Approved Bank account is closed.

  Expedited Redemptions by Letter and Telephone

     An individual or corporate investor may request an expedited redemption of Fund shares by letter, in which case the investor's receipt of redemption proceeds, but not the Fund's receipt of the investor's redemption request, would be expedited. Telephone redemption or exchange privileges are made available to an investor automatically upon the opening of an account unless the investor declines the privilege. The investor also may request an expedited redemption of Fund shares by telephone on any Business Day, in which case both the investor's receipt of redemption proceeds and the Fund's receipt of the investor's redemption request would be expedited.

     You may telephone an expedited redemption request to the Transfer Agent at 1-800-776-0179;

        or:

     You may mail an expedited redemption request to the Transfer Agent at the mailing address set forth under "How to Buy Shares -- Initial Purchases by Wire."

     Upon request, proceeds of expedited redemptions of $5,000 or more are wired or credited to the Approved Bank account designated in the Account Application. The Company reserves the right to impose a charge for wiring redemption proceeds. When proceeds of an investor's expedited redemption are to be paid to someone else, to an address other than that of record, or to an account with an Approved Bank that the investor has not predesignated in the Account Application, the expedited redemption request must be made by letter and the signature(s) on the letter must be guaranteed, regardless of the amount of the redemption. If the individual or corporate investor's expedited redemption request is received by the Transfer Agent on a Business Day, the investor's redemption proceeds are transmitted to the investor's designated account with an Approved Bank on the next Business Day (assuming the investor's investment check has cleared as described above), absent extraordinary circumstances. Such extraordinary circumstances could include those described above as potentially delaying redemptions, and also could include situations involving an unusually heavy volume of wire transfer orders on a national or regional basis or communication or transmittal delays that could cause a brief delay in the wiring or crediting of funds. A check for proceeds of less than $5,000 is mailed to the investor's address of record or, at the investor's election, credited to the Approved Bank account designated in the investor's Account Application.

                               EXCHANGE PRIVILEGE

     The exchange privilege enables an investor to purchase, in exchange for shares of a Fund, shares of one of the other Funds offered by this Prospectus or shares of a fund offered by the Company pursuant to another prospectus, to the extent such shares are offered for sale in the investor's state of residence. The exchange privilege may be expanded or modified in the future. Investors will be notified of any such change. Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained from Stephens.

     Shares are exchanged at the next determined net asset value; however, a sales load may be charged with respect to exchanges into a fund sold with a sales load. No fees currently are charged shareholders directly in connection with exchanges although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal exchange fee in accordance with rules promulgated by the Securities and Exchange Commission. The Company reserves the right to limit the number of times shares may be exchanged and to reject in whole or in part any exchange request into a Fund when management believes that such action would be in the best interests of the Fund's other shareholders, such as when management believes such action would be appropriate to protect such Fund against disruptions in portfolio management resulting from frequent transactions by those seeking to time market fluctuations. Any such rejection will be made by management on a prospective basis only, upon notice to the shareholder given not later than 10 days following such shareholder's most recent exchange. The exchange privilege may be modified or terminated at any time upon 60 days' written notice to shareholders.

     The exchange of shares of one Fund for shares of another is treated for federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund declares and pays dividends from net investment income quarterly. Each Fund makes distributions from any net realized capital gains once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized capital gains unless capital loss carryovers, if any, have been utilized or have expired. Dividends are automatically reinvested in additional Fund shares at net asset value, unless payment in cash has been requested.


     Dividends and capital gain distributions have the effect of reducing the net asset value per share by the amount distributed on the record date. Although a distribution paid to an investor on newly issued shares shortly after purchase would represent, in substance, a return of capital, the distribution may consist of net investment income and, if so, would be taxable to the investor.



     Dividends paid by a Fund derived from net investment income and distributions from any net realized short-term capital gains of such Fund generally are taxable to taxable U.S. investors as ordinary income, whether or not reinvested in additional Fund shares. Distributions from any net realized long-term capital gains generally are taxable to taxable U.S. investors as long-term capital gains for federal income tax purposes, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional Fund shares.


     Dividends derived from net investment income and distributions from net realized short-term capital gains paid by a Fund to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefits of a lower rate specified in a tax treaty. Distributions from net realized long-term capital gains paid by a Fund to a foreign investor, as well as the proceeds of any redemptions from a foreign investor's Fund account, regardless of the extent to which gain or loss may be realized, generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies a non-U.S. residency status.


     Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year.

     If a shareholder fails to certify either that the TIN furnished in connection with opening an account is correct or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a federal income tax return, federal regulations generally require the Company to withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to such shareholder. Furthermore, the IRS may notify the Company to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a federal income tax return.

     A TIN is either the social security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's federal income tax return.


     It is expected that each Fund will qualify as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund seeks to qualify as a regulated investment company by investing all of its assets in the corresponding Master Portfolio. Each Master Portfolio will be treated as a non-publicly traded partnership rather than as a regulated investment company or a corporation under the Code, and as such, shall not be subject to federal income tax. As a non-publicly traded partnership, any interest, dividends, gains and losses of each Master Portfolio shall be deemed to have been "passed through" to its corresponding Fund and other investors in proportion to that Fund's ownership interest in the Master Portfolio. If a Master Portfolio were to accrue but not distribute any interest, dividends or gains, its corresponding Fund would be deemed to have realized and recognized its proportionate share of such income, regardless of whether or not such income has been distributed by the Master Portfolio. However, each Master Portfolio will seek to minimize recognition by a Fund and other investors of interest, dividends or gains without a corresponding distribution.


     The foregoing discussion regarding dividends, distributions, and taxes is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important federal tax considerations generally affecting a Fund and its shareholders. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes. Further tax information is contained in the Statement of Additional Information.

                            PERFORMANCE INFORMATION


     For purposes of advertising, performance of the LifePath Funds may be calculated on the basis of average annual total return and/or cumulative total return of shares. Average annual total return of shares is calculated pursuant to a standardized formula which assumes that an investment in shares of the Fund was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return of shares is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment in shares at the end of the period. Advertisements of the performance of shares of a LifePath Fund include the Fund's average annual total return of shares for one, five and ten year periods, or for shorter time periods depending upon the length of time during which such Fund has operated.


     Cumulative total return of shares is computed on a per share basis and assumes the reinvestment of dividends and distributions. Cumulative total return of shares generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return of shares or may include the value of a hypothetical investment in shares at the end of the period which assumes the application of the percentage rate of total return.

     Performance of shares varies from time to time, and past results are not necessarily representative of future results. Investors should remember that performance is a function of the type and quality of portfolio securities held by the Master Portfolio in which the Fund invests and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

     Comparative performance information may be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitor, Bond Buyer 20-Year Bond Index, Moody's Bond Survey Bond Index, Lehman Brothers Aggregate Bond Index and components thereof, IBC/Donoghue's Money Fund Report, Standard & Poor's 500 Stock Index, Wilshire 5000 Index, the Dow Jones Industrial Average, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Mutual Fund Values; Mutual Fund Forecaster, Schabacker Investment Management, Inc., Morningstar, Inc. and other industry publications.

     Additional information about the performance of each Fund will be contained in the Annual Report for each Fund. The Annual Reports may be obtained by calling the Company at 1-800-776-0179.

                              GENERAL INFORMATION


     The Funds are five new portfolios among the portfolios that the Company is currently authorized to issue. The Company was organized as a Maryland corporation on October 15, 1992, and currently offers the following seven other portfolios: the Asset Allocation Fund, S&P 500 Stock Fund, Growth Stock Fund, U.S. Treasury Allocation Fund, Bond Index Fund, Money Market Fund and the Short-Intermediate Term Fund. Each LifePath Fund of the Company is composed of one class of shares and each share has one vote. The Company is authorized to issue an unlimited number of shares. The Company's principal office is located at 111 Center Street, Little Rock, Arkansas 72201.


     The Board of Directors of the Company supervises the Funds' activities and monitors the Funds' contractual arrangements with various service providers. Additional information about the Directors and officers of the company is included in the Funds' SAIs under "Management." A Fund may withdraw its investment in a Master Portfolio only if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board of Directors of the Company would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Master Portfolio. Although the Company is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing or removing Directors, approving advisory contracts and changing a Fund's investment objective or fundamental investment policies.


     BGFA has granted the Company a non-exclusive license to use the name "LifePath." If the license agreement is terminated, the Company, at BGFA's request, will cease using the "LifePath" name.


     The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.

     Investor inquiries may be made by writing to the Company at the address shown on the front cover or by calling the appropriate telephone number.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE COMPANY'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUNDS' SHARES AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    APPENDIX

PORTFOLIO SECURITIES

     To the extent set forth in this Prospectus, each Fund through its investment in the corresponding Master Series may invest in the securities described below.

     U.S. GOVERNMENT OBLIGATIONS -- U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL
ENTITIES -- Each Master Portfolio, through its investment in money market instruments, may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which such Master Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of a Master Portfolio's assets invested in securities issued by foreign governments varies depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

     BANK OBLIGATIONS -- Each Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Master Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

     COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS -- Each Master Portfolio may invest in commercial paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by a LifePath Master Portfolio consists only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's, A-1 by S&P, F-1 by Fitch or Duff-1 by Duff, (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by BZW to be of comparable quality to those rated obligations which may be purchased by such Master Portfolio.

     REPURCHASE AGREEMENTS -- Each Master Portfolio may enter into repurchase agreements, which involve the acquisition by a Master Portfolio of an underlying debt instrument, subject to an obligation of the seller to repurchase, and such Master Portfolio to resell, the instrument at a fixed price usually not more than one week after its purchase. MIP's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by a Master Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Master Portfolio entering into them. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Master Portfolio enters into repurchase agreements only with federally regulated or insured banks or primary government securities dealers reporting to the Federal Reserve Bank of New York or their affiliates, or, under certain circumstances, banks with total assets in excess of $5 billion or domestic broker/dealers with total equity capital in excess of $100 million, with respect to securities of the type in which such Master Portfolio may invest or government securities regardless of their remaining maturities, and requires that additional securities be deposited with it if the value of the securities purchased should decrease below repurchase price. The Adviser monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by a Master Portfolio in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by a Master Portfolio may be delayed or limited. Each Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

     UNREGISTERED NOTES -- Each Master Portfolio may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the Securities Act of 1933, as amended (the

"1933 Act"), provided such investments are consistent with such Master Portfolio's goal. No Master Portfolio invests more than 15% of the value of its net assets in Notes and in other illiquid securities.

     FLOATING- AND VARIABLE-RATE OBLIGATIONS -- Each Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months. Variable-rate demand notes include master demand notes which are obligations that permit a Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Master Portfolio may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Master Portfolio may invest. The Adviser, on behalf of each Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Master Portfolio's portfolio. No Master Portfolio invests more than 15% of the value of its net assets in illiquid securities including floating- or variable-rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations.

     PARTICIPATION INTERESTS -- Each Master Portfolio may purchase from financial institutions participation interests in securities in which such Master Portfolio may invest. A participation interest gives the Master Portfolio an undivided interest in the security in the proportion that the Master Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Master Portfolio, the participation interest must be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise must be collateralized by U.S. Government obligations, or, in the case of unrated participation interests, the Adviser must have determined that the instrument is of comparable quality to those instruments in which such Master Series may invest. Prior to a Master Portfolio's purchase of any such instrument backed by a letter of credit or guarantee of a bank, the Adviser evaluates the creditworthiness of the bank, considering all factors which it deems relevant, which generally may include review of the bank's cash flow; level of short-term debt; leverage; capitalization; the quality and depth of management; profitability; return on assets; and economic factors relative to the banking industry. For certain participation interests, the Master Portfolio has the right to demand payment, on not more than seven days' notice, for all or any part of the Master Portfolio's participation interest in the security, plus accrued interest. As to these instruments, each Master Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

     MORTGAGE-RELATED SECURITIES -- Each LifePath Master Portfolio may invest in mortgage-related securities ("MBSs"), which are securities representing interests in a pool of loans secured by mortgages. The resulting cash flow from these mortgages is used to pay principal and interest on the securities. MBSs are assembled for sale to investors by various government-sponsored enterprises such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC") or are guaranteed by such governmental agencies as the Government National Mortgage Association ("GNMA"). Regardless of the type of guarantee, all MBSs are subject to interest rate risk (i.e., exposure to loss due to changes in interest rates).

     GNMA MBSs include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the full and timely payment of principal and interest by GNMA and such guarantee is backed by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and

Urban Development and, as such, GNMA obligations are general obligations of the United States and are backed by the full faith and credit of the federal government. In contrast, MBSs issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are neither backed by nor entitled to the full faith and credit of the United States. FNMA is a government-sponsored enterprise which is also a private corporation whose stock trades on the NYSE. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. MBSs issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a government-sponsored enterprise whose MBSs are solely obligations of FHLMC. Therefore, Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. FHLMC guarantees timely payment of interest, but only ultimate payment of principal due under the obligations it issues. FHLMC may, under certain circumstances, remit the guaranteed payment of principal at any time after default on an underlying mortgage, but in no event later than one year after the guarantee becomes payable.

     AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITORY RECEIPTS -- Each LifePath Master Portfolio's assets may be invested in the securities of foreign issuers in the form of American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. Each LifePath Master Portfolio may invest in ADRs, EDRs and CDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

     CONVERTIBLE SECURITIES -- Each LifePath Master Portfolio may purchase fixed-income convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed-income stream (generally higher in yield than the income from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

     In general, the market value of a convertible security is the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., the value of the underlying shares of common stock if the security is converted). As a fixed-income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

     WARRANTS -- Each LifePath Master Portfolio may invest generally up to 5% of its net assets in warrants, except that this limitation does not apply to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

     ILLIQUID SECURITIES -- Each Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, participation interests that are not subject to the demand feature described above, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise the related demand feature described above on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement in more than seven days after notice.

Disposing of illiquid securities generally will involve additional costs and require additional time. However, if a substantial market of qualified institutional buyers develops pursuant to Rule 144A under the 1933 Act for certain of these securities held by a Master Portfolio, such Master Portfolio intends to treat such securities as liquid securities in accordance with procedures approved by MIP's Board of Trustees. Because it is not possible to predict with assurance how the market for restricted securities pursuant to Rule 144A will develop, MIP's Board of Trustees has directed the Adviser to monitor carefully each Master Portfolio's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that for a period of time, qualified institutional buyers cease purchasing such restricted securities pursuant to Rule 144A, a Master Portfolio's investing in such securities may have the effect of increasing the level of illiquidity in such Master Portfolio's portfolio during such period.

     INVESTMENT COMPANY SECURITIES -- Each Master Portfolio may invest in securities issued by other investment companies which principally invest in securities of the type in which such Master Portfolio invests. Under the 1940 Act, a Master Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Master Portfolio's net assets with respect to any one investment company and (iii) 10% of such Master Portfolio's net assets in the aggregate. Investments in the securities of other investment companies involve duplication of advisory fees and certain other expenses.

     RATINGS -- The ratings of Moody's, S&P, Fitch and Duff represent their opinions as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Therefore, although these ratings may be an initial criterion for selection of portfolio investments, the Adviser also evaluates such obligations and the ability of their issuers to pay interest and principal. Each Master Portfolio relies on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser takes into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, the quality of the issuer's management and regulatory matters. It also is possible that a rating agency might not timely change the rating on a particular issue to reflect subsequent events. See "Description of the Funds -- Risk Considerations -- Fixed-Income Securities."

INVESTMENT TECHNIQUES

     STOCK INDEX OPTIONS -- Each LifePath Master Portfolio may purchase and write (i.e., sell) put and call options on stock indices as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes in the market values of the stocks included in the index. The aggregate premiums paid on all options purchased may not exceed 20% of a LifePath Master Portfolio's total assets and the value of options written or purchased may not exceed 10% of the value of a LifePath Master Portfolio's total assets.

     The effectiveness of purchasing or writing stock index options depends upon the extent to which price movements in the LifePath Master Portfolio's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a LifePath Master Portfolio realizes a gain or loss from purchasing or writing options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock.

     When a LifePath Master Portfolio writes an option on a stock index, such LifePath Master Portfolio places in a segregated account with MIP's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and maintains the account while the option is open or otherwise covers the transaction.

     FUTURES TRANSACTIONS -- IN GENERAL -- None of the LifePath Master Portfolios will be a commodity pool. To the extent permitted by applicable regulations, each LifePath Master Portfolio is permitted to use futures as a substitute for a comparable market position in the underlying securities.

     A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity at a specific price on a specific date in the future. Futures contracts are traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are, however, subject to market risk (i.e., exposure to adverse price changes).

     Each LifePath Master Portfolio may trade futures contracts and may purchase and write options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or, to the extent permitted under applicable law, on exchanges located outside the United States, such as the London International Financial Futures Exchange, the Deutscher Aktienindex and the Sydney Futures Exchange Limited. See "Description of the Funds -- Risk Considerations -- Foreign Futures Transactions."

     Each LifePath Master Portfolio's futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. In addition, a LifePath Master Portfolio may not engage in futures transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired options on futures contracts, other than those contracts entered into for bona fide hedging purposes, would exceed 5% of the liquidation value of the Master Portfolio's assets, after taking into account unrealized profits and unrealized losses on such contracts; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating this 5% liquidation limit. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a LifePath Master Portfolio may be required to segregate cash or high quality money market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

     Initially, when purchasing or selling futures contracts a LifePath Master Portfolio is required to deposit with the MIP's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded. Members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the LifePath Master Portfolio upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, known as "variation margin," are made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the LifePath Master Portfolio may elect to close the position by taking an opposite position, at the then-prevailing price, thereby terminating its existing position in the contract.

     Although each LifePath Master Portfolio may purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the relevant LifePath Master Portfolio to substantial losses. If it is not possible, or the LifePath Master Portfolio determines not to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin.

     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.

     STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES -- Each LifePath Master Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts.

     A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each LifePath Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

     INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS -- Each LifePath Master Portfolio may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities.

     Each LifePath Master Portfolio also may write options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or concerning the degree of correlation between price movements in the options on interest rate futures and price movements in the LifePath Master Portfolio's portfolio securities which are the subject of the transaction.

     INTEREST RATE AND INDEX SWAPS -- Each LifePath Master Portfolio may enter into interest rate and index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by a LifePath Master Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a LifePath Master Portfolio with another party of cash flows based upon the performance of an index or a portion of an index (usually including dividends or income). In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies.

     Each LifePath Master Portfolio usually enters into swaps on a net basis. In so doing, only the net difference of the payment obligations is exchanged between the counterparties. If a LifePath Master Portfolio enters into a swap, it maintains a segregated account in an amount equivalent to the gross value of its payment obligations unless the contract provides otherwise. If the other party to such a transaction defaults on a swap, the Master Portfolio has contractual remedies pursuant to the agreements related to the transaction. In such a case, the LifePath Master Portfolio's risk of loss consists of the net amount of payments that the LifePath Master Portfolio contractually is entitled to receive.

     The use of interest rate and index swaps is a highly specialized activity which involves investment techniques different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by a Master Portfolio. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the LifePath Master Portfolio is contractually entitled to receive. No LifePath Master Portfolio invests more than 15% of the value of its net assets in swaps that are illiquid, and in other illiquid securities.

     FOREIGN CURRENCY TRANSACTIONS -- Each LifePath Master Portfolio may engage in currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currencies. A forward currency exchange contract involves an obligation between two parties to exchange a specific currency at a set price on a future date, which must be more than two days from the date of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers.

     Each LifePath Master Portfolio may combine forward currency exchange contracts with investments in securities denominated in other currencies.

     Each LifePath Master Portfolio also may maintain short positions in forward currency exchange transactions, which would involve the Master Portfolio agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency such Master Portfolio contracted to receive in the exchange.

     LENDING PORTFOLIO SECURITIES -- From time to time, each Master Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed one-third of the value of the relevant Master Portfolio's total assets. In connection with such loans, each Master Portfolio receives collateral consisting of cash, U.S. Government obligations or other high-quality debt instruments which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Master Portfolio can increase its income through the investment of such collateral. Each Master Portfolio continues to be entitled to receive payments in amounts equal to the dividends, interest and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans are terminable at any time upon specified notice. A Master Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with such Master Portfolio.

     FORWARD COMMITMENTS -- Each Master Portfolio may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. A Master Portfolio makes commitments to purchase such securities only with the intention of actually acquiring the securities, but the Master Portfolio may sell these securities before the settlement date if it is deemed advisable. The Master Portfolio will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

     Securities purchased on a when-issued or forward commitment basis and certain other securities held in the Master Portfolio's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued or forward commitment basis may expose the relevant Master Portfolio to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of each Master Portfolio consisting of cash, U.S. Government obligations or other high quality liquid debt securities at least equal at all times to the amount of the when-issued or forward commitments is established and maintained at MIP's custodian bank. Purchasing securities on a forward commitment basis when a Master Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of such Master Series' net assets and its net asset value per share.

     BORROWING MONEY -- As a fundamental policy, each Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, each Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Master Portfolio's total assets, such Master Portfolio will not make any investments.

                      (This page intentionally left blank)

                     SPONSOR, DISTRIBUTOR AND ADMINISTRATOR

                                 Stephens Inc.
                             Little Rock, Arkansas

                               INVESTMENT ADVISER


                       BZW Barclays Global Fund Advisors

                           San Francisco, California


                                   CUSTODIAN



                      BZW Barclays Global Investors, N.A.

                           San Francisco, California

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

                             Wells Fargo Bank, N.A.
                           San Francisco, California

                                 LEGAL COUNSEL


                            Morrison & Foerster LLP

                                WASHINGTON, D.C.

                              INDEPENDENT AUDITORS

                             KPMG Peat Marwick LLP
                           San Francisco, California


              For more information about the Funds write or call:


                             MasterWorks Funds Inc.

                  c/o Wells Fargo Bank, N.A. -- Transfer Agent
                               525 Market Street
                        San Francisco, California 94105
                                 1-800-776-0179

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


MWLP.pros.                                                                  3/96

MASTERWORKS Funds
c/o Wells Fargo Bank, N.A.
Transfer Agent
525 Market Street
San Francisco, CA 94105

                         MASTERWORKS LIFEPATH(R) FUNDS

                               LIFEPATH 2000 FUND
                               LIFEPATH 2010 FUND
                               LIFEPATH 2020 FUND
                               LIFEPATH 2030 FUND
                               LIFEPATH 2040 FUND

                                     PART B
                             MASTERWORKS FUNDS INC.
                      STATEMENT OF ADDITIONAL INFORMATION

                                 March 18, 1996


             MasterWorks Funds Inc. (formerly "Stagecoach Inc." and hereinafter "the Company") is a registered, open- end, management investment company. This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Company's current prospectus, also dated March 18, 1996, describing the LifePath 2000 Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund (the "LifePath Funds" or the "Funds").


             Each LifePath Fund invests substantially all of its assets in a separate Master Portfolio (or "LifePath Master Portfolio") of Master Investment Portfolio ("MIP") having the same investment objective as the Fund. Therefore, the investment experience of each Fund will be substantially identical to that of its corresponding Master Portfolio. MIP is a "series fund," which is a mutual fund divided into separate portfolios. BZW Barclays Global Fund Advisors ("BGFA") serves as investment adviser to the corresponding Master Portfolio of each LifePath Fund. Stephens Inc. serves as the administrator and distributor of each Fund's shares.



             All terms used in this SAI that are defined in the prospectus have the meanings assigned in the prospectus. A copy of the prospectus may be obtained without charge by writing Stephens Inc. ("Stephens"), the Company's sponsor, administrator and distributor, at 111 Center Street, Little Rock, Arkansas 72201, or by calling Stephens at 1-800- 643-9691. The Company's registration statement may be examined at the office of the Securities and Exchange Commission ("SEC") in Washington, D.C.

                               TABLE OF CONTENTS

                                                                                 Page
                                                                                 ----
General Information and History . . . . . . . . . . . . . . . . . . . . . .         3

Investment Objectives and Management Policies   . . . . . . . . . . . . . .         3

Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10

Control Persons and Principal Holders of Securities . . . . . . . . . . . .        13

Management Arrangements   . . . . . . . . . . . . . . . . . . . . . . . . .        13

Purchase and Redemption of Shares   . . . . . . . . . . . . . . . . . . . .        17

Determination of Net Asset Value  . . . . . . . . . . . . . . . . . . . . .        17

Dividends, Distributions and Taxes  . . . . . . . . . . . . . . . . . . . .        18

Capital Stock   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        22

Performance Information   . . . . . . . . . . . . . . . . . . . . . . . . .        22

Portfolio Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . .        23

Information About the Funds   . . . . . . . . . . . . . . . . . . . . . . .        24

Custodian, Transfer and Dividend Disbursing Agent   . . . . . . . . . . . .        24

Counsel   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        25

Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . . . . . .        25

Financial Information   . . . . . . . . . . . . . . . . . . . . . . . . . .        25

Appendix  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       A-1

Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . .       F-1

                        GENERAL INFORMATION AND HISTORY

             The Company is a registered investment company which currently offers twelve series, including the Funds. MIP is a registered investment company consisting of nine series including the LifePath Master Portfolios. Each Fund invests all of its assets in the corresponding Master Portfolio of MIP (as illustrated below), which has the same investment objective as the related Fund.

           LifePath Fund               Corresponding Master Portfolio
           -------------               ------------------------------
        LifePath 2000 Fund             LifePath 2000 Master Portfolio
        LifePath 2010 Fund             LifePath 2010 Master Portfolio
        LifePath 2020 Fund             LifePath 2020 Master Portfolio
        LifePath 2030 Fund             LifePath 2030 Master Portfolio
        LifePath 2040 Fund             LifePath 2040 Master Portfolio

         On or about December 30, 1993, the Company's Board of Directors approved, primarily for marketing purposes, the change of its corporate name from "WellsFunds Inc." to "Stagecoach Inc." On or about March 15, 1996, the Company changed its corporate name from "Stagecoach Inc." to "MasterWorks Funds Inc." See "Management Arrangements" in this SAI.

         On or about December 1, 1995, the LifePath Funds were added to the registration statement of Stagecoach Inc. with the filing of post-effective amendment No. 11 on Form N-1A. The Stagecoach Inc. LifePath Funds were established to supersede the LifePath Institutional Class Shares of Stagecoach Trust (another company in the Stagecoach Family of Funds). See "Performance Information" in this SAI.

                 INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

Investment Objectives. The LifePath Master Portfolios consist of five asset allocation funds, each of which is a diversified fund offered by MIP, an open-end, management investment company. Organizations and other entities such as the Funds that hold shares of beneficial interest of a Master Portfolio may be referred to herein as "feeder funds."

         The Master Portfolios seek to provide long-term investors in a feeder fund with an asset allocation strategy designed to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons. The Master Portfolios invest in a wide range of U.S. and foreign equity and debt securities and money market instruments. Each Master Portfolio is managed for investors in a feeder fund planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year stated in the title of the Fund in which they invest (e.g., investors in the LifePath 2000 Fund plan to retire in the year 2000).

         As with all mutual funds, there can be no assurance that the investment objective of each Master Portfolio will be achieved. Each Master Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Master Portfolio's outstanding voting shares.

         Each Fund may withdraw its investment in the corresponding Master Portfolio at any time, if the Board of Directors of the Company determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Company's Board of Directors would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Fund's Prospectus and this Statement of Additional Information.

         BGFA serves as investment advisor to each Master Portfolio . Prior to January 1, 1996, Wells Fargo Bank served as each Master Portfolio's investment adviser and Wells Fargo Nikko Investment Advisors ("WFNIA") served as each Master Portfolio's sub-investment adviser. BGFA was created by the reorganization of WFNIA with and into an affiliate of Wells Fargo Institutional Trust Company ("WFITC"), the Master Portfolios' custodian. BGFA is now a subsidiary of WFITC which, effective January 1, 1996, changed its name to BZW Barclays Global Investors, N.A. ("BGI"). Stephens serves as MIP's administrator and as placement agent of each Master Portfolio' shares.

Portfolio Securities.

         Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by each Master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by each Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

         Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

         Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

         In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and
(2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BGFA carefully evaluates such investments on a case-by-case basis.

         Each Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, provided that such institutions are members of the FDIC, and further provided such Master Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Master Portfolio will own more than one such CD per such issuer.

Management Policies.

         Stock Index Options. Each LifePath Master Portfolio may purchase and write put and call options on stock indices. Options on stock indices are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.

         Futures Contracts and Options on Futures Contracts. The LifePath Master Portfolios may enter into futures contracts and may purchase and write (i.e., sell) options thereon. Upon the exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily and that change would be reflected in the net asset value of the relevant LifePath Master Portfolio.

         Foreign Currency Transactions. If a LifePath Master Portfolio enters into a foreign currency transaction or forward contract, such Master Portfolio deposits, if required by applicable regulations, with MIP's custodian cash or high-grade debt securities in a segregated account of the LifePath Master Portfolio in an amount at least equal to the value of the LifePath Master Portfolio' total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities is placed in the account so that the value of the account equals the amount of the LifePath Master Portfolio' commitment with respect to the contract.

         At or before the maturity of a forward contract, a LifePath Master Portfolio either may sell a portfolio security and make delivery of the currency, or may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which such Master Portfolio obtains, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the LifePath Master Portfolio retains the portfolio security and engages in an offsetting transaction, such Master Portfolio, at the time of execution of the offsetting transaction, incurs a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the LifePath Master Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Master Portfolio realizes a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Master Portfolio suffers a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The cost to the LifePath Master Portfolio of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. BGFA considers on an ongoing basis the creditworthiness of the institutions with which a LifePath Master Portfolio enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the LifePath Master Portfolio may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

         The purchase of options on currency futures allows a LifePath Master Portfolio, for the price of the premium it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires.

         Future Developments. Each LifePath Master Portfolio may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a LifePath Master Portfolio' investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, a LifePath Master Portfolio would provide appropriate disclosure in its prospectus or this SAI.

         Lending Portfolio Securities. To a limited extent, each Master Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which is maintained at all times in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Master Portfolio can increase its income through the investment of the cash collateral or by receipt of a loan premium from the borrower. For purposes of this policy, each Master Portfolio considers collateral consisting of U.S. Government obligations or irrevocable letters of credit issued by banks whose securities meet the standards for investment by such Master Portfolio to be the equivalent of cash. From time to time, a Master Portfolio may return to the borrower, or to a third party unaffiliated with MIP which is acting as a "placing broker," a part of the interest earned from the investment of collateral received in exchange for securities loaned.

         The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Master Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the Master Portfolio must be able to terminate the loan at any time; (4) the Master Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Master Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, MIP's Board of Trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.
These conditions may be subject to future modification.

         Investment Restrictions. Each Fund and Master Portfolio has adopted investment restrictions numbered 1 through 10 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority as defined in the 1940 Act of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Whenever a Fund is requested to vote on a fundamental policy of the corresponding Master Portfolio in which it invests, such Fund holds a meeting of Fund shareholders and casts its votes as instructed by such Fund's shareholders. Investment restrictions numbered 11 through 20 are not fundamental policies and may be changed by vote of a majority of the Trustees of MIP, or a majority of the Directors of the Company, as the case may be, at any time. No Fund or Master Portfolio may:

         1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

         2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of its total assets.

         3. Invest in commodities, except that each Fund or Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

         4. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Fund or Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

         5. Borrow money, except to the extent permitted under the 1940 Act. For purposes of this investment restriction, a Fund's or Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio as described in prospectus.

         6. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Fund or Master Portfolio may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Board of Trustees of MIP or the Board of Directors of the Company, as the case may be.

         7. Act as an underwriter of securities of other issuers, except to the extent the Fund or Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

         8. Invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries, except that, in the case of each Fund or Master Portfolio, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 3, 5, 12 and 13 may be deemed to give rise to a senior security or as otherwise permitted under the rules and regulations or an exemptive order of the Securities and Exchange Commission.

         10. Purchase securities on margin, but each Fund or Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

         11. Invest in the securities of a company for the purpose of exercising management or control, but each Fund or Master Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

         12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

         13. Purchase, sell or write puts, calls or combinations thereof, except as may be described in the Fund's or Master Portfolio's offering documents.

         14. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

         15. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested. Although each Fund and Master Portfolio reserves the right to invest up to 15% of the value of its net assets in repurchase agreements providing for settlement in more than seven days after notice and in other illiquid securities, as long as such Fund's shares are registered for sale in a state that imposes a lower limit on the percentage of a fund's assets that may be so invested, such Fund and Master Portfolio will comply with the lower limit. Each Fund and Master Portfolio currently is limited to investing up to 10% of the value of its net assets in such securities due to limits applicable in several states.

         16. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

         17. Purchase, hold or deal in real estate limited partnerships.


         18. Purchase warrants that exceed 2% of the value of the Fund's or the Master Portfolio's net assets, if those warrants are not listed on the New York or American Stock Exchanges.


         19. Purchase or retain securities of any issuer if the officers or directors of the Company or the officers or trustees of MIP, its advisers or managers owning beneficially more than one-half of one percent of the securities of an issuer together own beneficially more than five percent of the securities of that issuer.

         20. Engage in any short sales other than short sales against the box.

         As a fundamental policy, each Fund may invest, notwithstanding any other investment restriction (whether or not fundamental), all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as such Fund.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets, except with respect to compliance with Investment Restriction No. 5, will not constitute a violation of such restriction.

         The Company and MIP may make commitments more restrictive than the restrictions listed above, so as to permit the sale of shares of a Fund in certain states. Should the Company or MIP determine that a commitment is no longer in the best interest of the Fund or Master Portfolio and its shareholders, the Company or MIP reserves the right to revoke the commitment by terminating the sale of such Fund's shares in the state involved.

                                   MANAGEMENT

         Directors and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Each of the Directors and officers of the Company serves in the identical capacity as an officer and/or Director of Overland Express Funds, Inc. and Stagecoach Funds, Inc. (all of which consist of several separately managed investment portfolios) and as a Trustee and/or officer of Stagecoach Trust, Life & Annuity Trust, Master Investment Trust, Master Investment Portfolio and Managed

Series Investment Trust. Each Director who is deemed to be an "interested person" of the Company, as defined in the 1940 Act, is indicated by an asterisk.

                                                               Principal Occupations
 Name, Address and Age                 Position                During Past 5 Years
 ---------------------                 --------                ---------------------
 Jack S. Euphrat, 73                   Director                Private Investor.
 415 Walsh Road
 Atherton, CA  94027

 *R. Greg Feltus, 44                   Director, Chairman      Senior Vice President of Stephens; Manager of
                                       and President           Financial Services Group; President of Stephens
                                                               Insurance Services Inc.,; Senior Vice President
                                                               of Stephens Sports Management Inc.; and
                                                               President of Investors Brokerage Insurance Inc.

 Thomas S. Goho, 53                    Director                T.B. Rose Faculty Fellow - Business, Wake Forest
 321 Beechcliff Court                                          University, Calloway School of Business and
 Winston-Salem, NC  27104                                      Accountancy; Associate Professor of Finance of
                                                               the School of Business and Accounting at Wake
                                                               Forest University since 1983.

 *Zoe Ann Hines, 46                    Director                Senior Vice President of Stephens and Director
                                                               of Brokerage Accounting; and Secretary of
                                                               Stephens Resource Management.

 *W. Rodney Hughes, 69                 Director                Private Investor.
 31 Dellwood Court
 San Rafael, CA  94901

 Robert M. Joses, 77                   Director                Private Investor.
 47 Dowitcher Way
 San Rafael, CA  94901

 *J. Tucker Morse, 51                  Director                Private Investor; Real Estate Developer;
 10 Legrae Street                                              Chairman of Renaissance Properties Ltd.;
 Charleston, SC 29401                                          President of Morse Investment Corporation; and
                                                               Co-Managing Partner of Main Street Ventures.

 Richard H. Blank, Jr., 39             Chief Operating         Associate of Financial Services Group of
                                       Officer, Secretary      Stephens; Director of Stephens Sports Management
                                       and Treasurer           Inc.; and Director of Capo Inc.


                               COMPENSATION TABLE
                  For the Fiscal Year Ended February 28, 1995


                                                                    Total Compensation
                              Aggregate Compensation                 from Registrant
Name and Position                 from Registrant                    and Fund Complex
-----------------             ----------------------                ------------------
Jack S. Euphrat                         $8,688                            $34,188
      Director

*R. Greg Feltus                          0                                   0
      Director

Thomas S. Goho                           8,688                             34,188
      Director

*Zoe Ann Hines                           0                                   0
      Director

*W. Rodney Hughes                        8,688                             32,188
      Director

Robert M. Joses                          8,688                             34,188
      Director

*J. Tucker Morse                         8,688                             32,188
      Director

         Each of the Directors and officers of the Company serves in an identical capacity as an officer and/or Director of Overland Express Funds, Inc. and Stagecoach Funds, Inc. (each of which consist of several separately managed investment portfolios) and as a Trustee and/or officer of Stagecoach Trust, Life & Annuity Trust, Master Investment Trust, Master Investment Portfolio and Managed Series Investment Trust. All of these entities are open-end management investment companies, and each is considered to be in the same "fund complex," as such term is defined in Form N-1A under the 1940 Act, as the Company. Directors of the Company are compensated annually by the Company and by all registrants in the fund complex for their services as indicated in the above Compensation Table and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of the fund complex. As of the date of this SAI, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

                            MANAGEMENT ARRANGEMENTS

         Investment Advisory and Other Services. BGFA provides investment advisory services to each Master Portfolio pursuant to separate Investment Advisory Contracts (each, a "BGFA Advisory Contract") dated January 1, 1996 with MIP. As to each Master Portfolio, the applicable BGFA Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Master Portfolio, the applicable BGFA Advisory Contract is terminable without penalty, on 60 days' written notice by MIP's Board of Trustees or by vote of the holders of a majority of such Master Portfolio's shares, or, after the Reapproval Date, on not less than 60 days' written notice, by BGFA. The applicable BGFA Advisory Contract terminates automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

         Prior to January 1, 1996, Wells Fargo Bank provided investment advisory services to each Master Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with MIP dated February 25, 1994.

         For the fiscal year ended February 28, 1995, the Master Portfolio paid the following advisory fees to Wells Fargo Bank, with no fee waivers:

                                                         Fees Paid
                                                         ---------
             LifePath 2000 Master Portfolio              $217,676
             LifePath 2010 Master Portfolio              $158,218
             LifePath 2020 Master Portfolio              $252,413
             LifePath 2030 Master Portfolio              $156,397
             LifePath 2040 Master Portfolio              $189,121

             Sub-Investment Advisory Agreement. Prior to January 1, 1996, WFNIA provided sub-investment advisory services to each Master Portfolio pursuant to a Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") dated February 25, 1994 with Wells Fargo Bank.

             For the fiscal year ended February 28, 1995, Wells Fargo Bank paid the following sub-advisory fees to WFNIA, with no fee waivers:

                                                         Fees Paid
                                                         ---------
              LifePath 2000 Master Portfolio             $159,494
              LifePath 2010 Master Portfolio             $115,647
              LifePath 2020 Master Portfolio             $184,341
              LifePath 2030 Master Portfolio             $114,426
              LifePath 2040 Master Portfolio             $138,511

             Administration Agreement. Stephens provides administrative services to the Funds pursuant to an Administration Agreement dated February 1, 1994 as Amended on October 10, 1995 (the "Administration Agreement"). Under the Administration Agreement, Stephens provides as administrative services, among other things: (i) general supervision of the operation of the Funds, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodians, independent auditors and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Company; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Funds together with all other administrative services reasonably necessary for the operation of the Funds, other than those services provided by the Company's transfer and dividend disbursing agent. Stephens also pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

             Under the Administration Agreement, Stephens has agreed to assume the operating expenses of each Fund and a pro rata share of the operating expenses of each Master Portfolio, except for expenses in connection with securities' purchases, sales or other related transactions, extraordinary expenses and fees and expenses payable pursuant to certain service contracts, as described in the Prospectus. For its services as administrator, Stephens receives fees at the annual rate of 0.10% of the average daily value of the net assets of each Fund.

             Under the administration agreement for the Stagecoach Trust LifePath Funds, Stephens received fees at the annual rate of 0.10% of the average daily net assets of each such Fund. For the fiscal year ended February 28, 1995 the Institutional Class Shares of the Stagecoach Trust LifePath Funds paid administrative fees to Stephens as follows:

                                                        Fees Paid
                                                        ---------
                    LifePath 2000 Fund                   $39,834
                    LifePath 2010 Fund                   $28,945
                    LifePath 2020 Fund                   $46,153
                    LifePath 2030 Fund                   $28,565
                    LifePath 2040 Fund                   $34,460

             Distribution Agreement. Stephens acts as the exclusive distributor of each Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement") with the Company with respect to the Funds. Shares are sold on a continuous basis by Stephens as agent, although Stephens is not obliged to sell any particular amount of shares. No compensation is payable by the Company to Stephens for its distribution services. The term and termination provisions of the Distribution Agreement are substantially similar to those of the Agreement with the Adviser discussed above. Under its former distribution agreement with Stagecoach Trust, Stephens received fees at the annual rate of 0.10% of the average daily net assetsof the Retail Shares of each Stagecoach Trust LifePath Fund and did not receive fees for its services from the Institutional Class Shares of such Funds.

             Shareholder Services Agreement. The Company has adopted Shareholder Services Plans on behalf of each Fund. Pursuant to the Plans, financial institutions (which may include Wells Fargo Bank, its affiliates, and affiliates of BGFA or BGI) may act as the shareholder servicing agent (an "Agent") for each Fund pursuant to Shareholder Servicing Agreements. Such Agent will agree to perform certain shareholder liaison services such as answering shareholder inquiries regarding account status and history, and the manner in which purchases, exchanges and redemptions of Fund shares may be made. For its services as the Agent for the Funds, each Fund may pay Wells Fargo Bank fees at the annual rate of up to 0.20% of its average daily net assets.

             Under the shareholder services agreement for the Stagecoach Trust LifePath Funds, Wells Fargo Bank was entitled to receive fees at the annual rate of 0.20% of the average daily net assets of each such Fund. For the fiscal year ended February 28, 1995, the Institutional Class Shares of the Stagecoach Trust LifePath Funds paid shareholder services fees to Wells Fargo Bank as follows:

                                                        Fees Paid
                                                        ---------
                     LifePath 2000 Fund                  $72,606
                     LifePath 2010 Fund                  $46,259
                     LifePath 2020 Fund                  $75,988
                     LifePath 2030 Fund                  $47,758
                     LifePath 2040 Fund                  $58,746

         Transfer and Dividend Disbursing Agent Agreement. Wells Fargo Bank provides share transfer and dividend disbursing services for the Funds, including: processing and maintenance of shareholder accounts; posting address changes and other file maintenance; posting all transactions to shareholder files; preparing daily reconciliations of shareholder processing to money movement instructions; issuing all checks, stopping and replacing checks; performing certain of the Funds' other mailings; maintaining and retrieving all required past history for shareholders and provide research capabilities; reporting and remitting as necessary for state escheat requirements. For its services as transfer and dividend disbursing agent to each Fund, Wells Fargo Bank is entitled to an annual fee of 0.10% of the average net assets of each Fund.

         Under the transfer and dividend disbursing agent agreement for the Stagecoach Trust LifePath Funds, Wells Fargo Bank was entitled to receive fees at the annual rate of 0.10% of the average daily net assets of each such Fund. For the fiscal year ended February 28, 1995, the Stagecoach Trust LifePath Funds paid to Wells Fargo Bank the transfer and dividend disbursing agency fees listed below:

                                                        Fees Paid
                                                        ---------
                  LifePath 2000 Fund                     $39,834
                  LifePath 2010 Fund                     $28,945
                  LifePath 2020 Fund                     $46,153
                  LifePath 2030 Fund                     $28,565
                  LifePath 2040 Fund                     $34,460

         Distribution Plan. MIP's Board of Trustees has adopted, on behalf of each Master Portfolio, a "defensive" distribution plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Plan"). The Plan was adopted by a majority of MIP's Board of Trustees (including a majority of those Trustees who are not "interested persons" of MIP as defined in the 1940 Act ) on October 10, 1995. The Plan was intended as a precaution designed to address the possibility that certain ongoing payments by Barclays to Wells Fargo Bank in connection with the sale of WFNIA may be characterized as indirect payments by each Master Portfolio to finance activities primarily intended to result in the sale of interests in such Master Portfolio. The Plan provides that if any portion of a Master Portfolio' advisory fees (up to 0.25% of the average daily net assets of each Master Portfolio on an annual basis) were deemed to constitute an indirect payment for activities that are primarily intended to result in the sale of interests in a Master Portfolio such payment would be authorized pursuant to the Plan. The Master Portfolio's do not currently pay any amounts pursuant to the Plan.

         Custody Agreement. BZW Barclays Global Investors, N.A., ("BGI"), a wholly-owned subsidiary of BZW Barclays Global Investors Holdings Inc. (formerly, The Nikko Building U.S.A., Inc.), acts as custodian to the Funds. The custodian, among other things, maintains a custody account or accounts in the name of each Fund; receives and delivers all assets for the Funds upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. The custodian shall not be entitled to compensation for providing custody services to the Funds pursuant to the Custody Agreement so long as BGFA receives fees for providing investment advisory services to the Funds (or the Master Portfolios in which they invest). If BGFA no longer receives compensation for providing investment advisory services, the custodian shall be entitled to such compensation as it may from time to time negotiate with the Company.

                       PURCHASE AND REDEMPTION OF SHARES

         Terms of Purchase. The Company reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Funds.

         Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closing),
(b) when trading in the markets a Master Portfolio normally utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of such Master Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

                        DETERMINATION OF NET ASSET VALUE

         LifePath Master Portfolios. The securities of the LifePath Master Portfolios, including covered call options written by a LifePath Master Portfolio, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Portfolio securities which are traded primarily on foreign securities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by consideration of other factors by or under the direction of MIP's Board of Trustees or its delegates. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by MIP's Board of Trustees.

         Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's Board of

Trustees, are valued at fair value as determined in good faith by or under the direction of MIP's Board of Trustees or its delegates. MIP's Board of Trustees reviews the method of valuation on a current basis. In making a good-faith valuation of restricted securities, the following are generally considered: restricted securities that are, or are convertible into, securities of the same class of securities for which a public market exists usually are valued at market value less the same percentage discount at which such securities were purchased. This discount may be revised periodically if the Adviser believes that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by or under the direction of MIP's Board of Trustees or its delegates.

         Any assets or liabilities initially expressed in terms of foreign currency are translated into dollars using information provided by pricing entities, such as Morgan Stanley Capital International or Gelderman Data Service, or at a quoted market exchange rate as may be determined to be appropriate by the Adviser. Forward currency contracts are valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value does not take place contemporaneously with the determination of prices of the foreign securities held by the LifePath Master Portfolios. In addition, foreign securities held by a LifePath Master Portfolio may be traded actively in securities markets which are open for trading on days when the Master Portfolio does not determine its net asset value. Accordingly, there may be occasions when a LifePath Master Portfolio does not calculate its net asset value but when the value of such Master Portfolio's portfolio securities is affected by such trading activity.

         Fixed-income securities are valued each business day using available market quotations or at fair value as determined by one or more independent pricing services (collectively, the "Service") approved by MIP's Board of Trustees. The Service may use available market quotations and employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by MIP's officers under the general supervision of MIP's Board of Trustees.

         Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of each LifePath Master Portfolio's shares.

         New York Stock Exchange Closings. The holidays on which the NYSE is closed currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), so long as such qualification is in the best interests of its shareholders. Such qualification requires, among other things, that (a) at lest 90% of each Fund's annual gross income be derived from interest; payments with respect to securities loans; dividends; and gains from the sale or other disposition of securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to each Fund's business of investing in such securities or currencies; (b) each Fund generally derives less than 30% of its gross income from gains from the sale or other disposition of securities, options, futures or forward contracts held for less than three months; and (c) each Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of each Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or business.

    For purposes of complying with these qualification requirements, each Fund will be deemed to own a proportionate share of its corresponding Master Portfolio's assets. As a regulated investment company, each Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income earned in each year.

    A 4% nondeductible excise tax will be imposed on each Fund to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by each Fund that is subject to income tax will be considered to have been distributed by year-end. Each Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax. In addition, dividends and distributions of taxable income declared payable as of a record date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholder on December 31 of that calendar year if the dividend is actually paid in the following January. Such dividends will, accordingly, be subject to income tax for the year in which the record date falls.

         Depending on the composition of a regulated investment company's income, dividends paid by the regulated investment company from net investment income may qualify for the dividends-received deduction allowable to certain U.S. corporate shareholders ("dividends-received deduction"). In general, dividend income of the regulated investment company distributed to qualifying corporate shareholders is eligible for the dividends received deduction only to the extent that (i) the regulated investment company's income consists of dividends paid by U.S. corporations and (ii) the regulated investment company would have been entitled to the dividends received deduction with respect to such dividend income if the regulated investment company were not a regulated investment company under the Code. The dividends received deduction for qualifying corporate shareholders may be further reduced if the shares of the regulated investment company held by such shareholders with respect to which dividends are received are treated as debt-financed or deemed to have been held for less than 46 days. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding shares of a regulated investment company.

         Income received by each Fund from sources within foreign countries may be subject to withholding and other taxes (generally at rates from 10% to 40%) imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because not more than 50% of the value of the total assets of each Fund is expected to consist of securities of foreign issuers, each Fund will not be eligible to elect to "pass through" foreign tax credits to its shareholders.

         As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.60% (marginal rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35% (however, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000).

         A shareholder generally will recognize a gain or loss on the sale, redemption or exchange of shares of a Fund. Pursuant to Section 1091 of the Code, all or a portion of any loss so recognized may be disallowed if the investor purchases other substantially identical shares within the 61-day period starting 30 days before and ending 30 days after the sale, redemption or exchange of such shares.

         The Code also provides that if a shareholder holds shares of a regulated investment company for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares is treated as a long-term capital loss to the extent of the capital gain dividend received. Furthermore, if a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

         Ordinarily, gains and losses realized from portfolio transactions are treated as capital gain or loss, except in certain cases including where a Master Portfolio acquires a put or grants a call thereon. To the extent that a Fund recognizes long-term capital gains, such gains will be distributed at least annually. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year. If an option granted by a Master Portfolio lapses or is terminated through a closing transaction, such as a repurchase by such Master Portfolio of the option from its holder, the Master Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Master Portfolio in the closing transaction. Some realized capital losses may be deferred if they result form a position which is part of a tax "straddle," discussed below. If securities are sold by a Master Portfolio pursuant to the exercise of a call option granted by it, such Master Portfolio will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Master Portfolio pursuant to the exercise of a put option granted by it, such Master Portfolio will subtract the premium received from its cost basis in the securities purchased. The requirement that the Master Portfolio derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit the Master Portfolio's ability to grant options.

    All or a portion of the gain or loss from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial forward, futures and option contracts, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code (relating to the taxation of foreign currency transactions). In addition, all or a portion of the gain realized from the disposition of certain market discount bonds is treated as ordinary income under Section 1276. Furthermore, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. Conversion transactions are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

         Under Section 1256 of the Code, gain or loss realized by a regulated investment company from certain financial forward, futures and options transactions is treated as 60% long-term capital gain (or loss) and 40% short-term capital gain (or loss) and 40% short-term capital gain (or loss). Gain or loss may arise upon the exercise or lapse of such forward contracts, futures and options as well as from closing transactions. In addition, any such forward contracts, futures or options remaining unexercised at the end of the regulated investment company's taxable year are treated as sold for their then fair market value, resulting in additional gain or loss to the regulated investment company characterized in the manner described above.

         Offsetting positions held by a regulated investment company involving certain financial forward, futures or option contracts may be considered, for tax purposes, to constitute straddles. Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256.

         If a regulated investment company were treated as entering into straddles by reason of its engaging in certain financial forward, futures or option contracts, such straddles could be characterized as mixed straddles if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256. The regulated investment company may make one or more elections with respect to mixed straddles. Depending upon which election is made, if any, the results with respect to the regulated investment company may differ. Generally, to the extent the straddle rules apply to positions established by the regulated investment company, losses realized by the regulated investment company may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         Investment by a regulated investment company in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the regulated investment company to recognize income prior to the receipt of cash payments. For example, the regulated investment company could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the regulated investment company may have to dispose of securities which it might otherwise have continued to hold, in order to generate cash to satisfy these distribution requirements.

         The foregoing discussion, and the discussions in the Prospectus applicable to each shareholder, address only some of the federal tax considerations generally affecting investments in a Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state or local taxes.

                                 CAPITAL STOCK

         The Funds are new series of the Company. As of the day prior to the effective date of this Prospectus and this Post-Effective Amendment to the Registration Statement, these Funds have no Shareholders.

                            PERFORMANCE INFORMATION

         LifePath Funds. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

         Total return is calculated by subtracting the amount of the net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per Share at the beginning of the period.

         The performance listed below is the performance of the Institutional Class of shares of Stagecoach Trust's LifePath Funds. It is presented for informational purposes only, and should not be considered as a projection of the future performance of the Funds. The Institutional Class shares of Stagecoach Trust's LifePath Funds were substantially similar to the Funds in operation.

         For the fiscal period from March 1, 1994 (commencement of operations) to February 28, 1995, the average annual total returns on the Institutional Class shares of Stagecoach Trust's LifePath Funds were as follows:

             LifePath 2000 Fund Institutional Class           2.38%
             LifePath 2010 Fund Institutional Class           3.53%
             LifePath 2020 Fund Institutional Class           4.39%
             LifePath 2030 Fund Institutional Class           4.42%
             LifePath 2040 Fund Institutional Class           5.55%

         For the fiscal period from March 1, 1994 (commencement of operations) to February 28, 1995, the cumulative total returns on the Institutional Class shares of Stagecoach Trust's LifePath Funds were as follows:

             LifePath 2000 Fund Institutional Class           2.38%
             LifePath 2010 Fund Institutional Class           3.53%
             LifePath 2020 Fund Institutional Class           4.39%
             LifePath 2030 Fund Institutional Class           4.42%
             LifePath 2040 Fund Institutional Class           5.55%

         From time to time, the Company may use, in advertisements and other types of literature, information and statements: (1) describing the Adviser, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies; (2) describing the Funds as one of the first mutual funds to offer a flexible investment strategy designed to change over specific time horizons; (3) describing the performance for the Institutional Class shares of Stagecoach Trust's LifePath Funds; (4) describing the level of assets under management by the Adviser; and (5) describing the Adviser as managing in excess of $205 billion in assets as of September 30, 1995 for Fortune 500 companies, governments and other institutions around the world.

                             PORTFOLIO TRANSACTIONS

         General. The Adviser assumes general supervision over placing orders on behalf of MIP for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of Adviser and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net prices.

         Master Portfolios. Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

         Purchases and sales of fixed-income securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the Master Portfolios for such purchases and sales.
The prices paid to the underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked prices.

                          INFORMATION ABOUT THE FUNDS

         Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable. Each share has identical voting rights with respect to the Fund that issues it. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of such Fund in the matter are identical or that the matter does not affect any interest of such Fund. However, the Rule exempts the selection of independent accountants and the election of Directors from the separate voting requirements of the Rule.

         Each Fund sends annual and semi-annual financial statements to all its shareholders of record.

               CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

         Wells Fargo Bank acts as the Company's transfer and dividend disbursing agent and performs such services at 525 Market Street, San Francisco, California 94105. BZW Barclays Global Investors, N.A., ("BGI"), a wholly-owned subsidiary of BZW Barclays Global Investors Holdings Inc. (formerly, The Nikko Building U.S.A., Inc.), acts as custodian of each Fund's investments and will perform such functions at 45 Fremont Street, San Francisco, California, 94105.

                                    COUNSEL

         Morrison & Foerster, 2000 Pennsylvania Avenue, NW, Suite 5500, Washington, D.C. 20006-1812, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                              INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP, Three Embarcadero Center, San Francisco, California 94111, independent auditors, have been selected to serve as independent auditors for the fiscal year ending February 29, 1996. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain Securities and Exchange Commission filings.

                             FINANCIAL INFORMATION

         Included as part of this Statement of Additional Information are the audited financial statements and schedules for the Institutional Class shares of Stagecoach Trust's LifePath Funds for the fiscal year ended February 28, 1995 and the semi-annual unaudited financial information for the six months ended August 31, 1995. The financial statements dated February 28, 1995 have been audited by KPMG Peat Marwick LLP, independent auditors of Stagecoach Trust, whose report on Stagecoach Trust dated April 20, 1995 is also included in this Statement of Additional Information.

         The audited financial statements of the Master Portfolios of MIP were audited by its former independent accountants, Coopers & Lybrand, L.L.P., whose report on the Master Portfolios of MIP dated as of April 20, 1995 in which they expressed an unqualified opinion, is also attached to this Statement of Additional Information. The Annual Report of Stagecoach Inc. filed with the Securities and Exchange Commission on April 28, 1995 and the Semi-Annual Report of Stagecoach Inc. filed with the Securities and Exchange Commission on November 6, 1995 are incorporated herein by reference.

                                    APPENDIX

         Description of certain ratings assigned by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Inc. and IBCA Limited ("IBCA"):

S&P

Bond Ratings

AAA

         Bonds rated "AAA" have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA

         Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A

         Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

BBB

         Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the "AAA" (Prime Grade) category.

Commercial Paper Rating

         The designation "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an "A-2" designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

Moody's

Bond Ratings

Aaa

         Bonds which are rated "Aaa" are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

         Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A

         Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa

         Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies the numerical modifiers "1", "2" and "3" to show relative standing within the major rating categories, except in the "Aaa" category. The modifier "1" indicates a ranking for the security in the higher end of a rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of a rating category.

Commercial Paper Rating

         The rating Prime-1 ("P-1") is the highest commercial paper rating assigned by Moody's. Issuers of "P-1" paper must have a superior capacity for repayment of short-term promissory obligations, and this ordinarily is evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers (or relating supporting institutions) rated Prime-2 ("P-2") have a strong capacity for repayment of short-term promissory obligations.
This ordinarily is evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, are more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

AAA

         Bonds rated "AAA" are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

         Bonds rated "AA" are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A

         Bonds rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB

         Bonds rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+

         Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

         Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2

         Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

Duff

Bond Ratings

AAA

         Bonds rated "AAA" are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA

         Bonds rated "AA" are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A

         Bonds rated "A" have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB

         Bonds rated "BBB" are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         Plus (+) and minus (-) signs are used with a rating symbol (except "AAA") to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

         The rating "Duff-1" is the highest commercial paper rating assigned by Duff. Paper rated "Duff-1" is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated "Duff-2" is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

IBCA

Bond and Long-Term Ratings

         Obligations rated "AAA" by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated "AA" by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Commercial Paper and Short-Term Ratings

         The designation "A1" by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated "A1+" are supported by the highest capacity for timely repayment. Obligations rated "A2" are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

International and U.S. Bank Ratings

         An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or interestholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                          FUND              FUND              FUND
----------------------------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master
    Series, at market value
    (Note 1)                       $60,312,597       $49,328,919       $81,933,300
Receivables:
  Dividends and interest               533,314           358,536           491,442
  Fund shares sold                   1,336,688           152,250           309,890
Total Assets                        62,182,599        49,839,705        82,734,632
LIABILITIES
Payables:
  Fund shares redeemed                       0                 0                 0
  Due to sponsor and
    distributor                         36,883            25,461            43,738
  Due to Wells Fargo Bank               29,575            22,688            37,382
Total Liabilities                       66,458            48,149            81,120
TOTAL NET ASSETS                   $62,116,141       $49,791,556       $82,653,512
Net assets consist of:
  Paid-in capital - Retail
    class                          $54,129,643       $36,136,528       $63,834,565
  Paid-in capital -
    Institutional class              7,354,528        12,692,554        16,007,463
  Undistributed net
    investment income                  472,022           314,113           416,342
  Undistributed net realized
    gain (loss) on
    investments                        114,639            83,416            31,741
  Net unrealized
    appreciation of
    investments                         45,309           564,945         2,363,401
TOTAL NET ASSETS                   $62,116,141       $49,791,556       $82,653,512
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
 PER SHARE
Net Assets - Retail class          $54,616,805       $36,763,683       $66,035,796
Shares outstanding - Retail
  class                              5,503,209         3,678,991         6,494,010
Net asset value and offering
  price per share - Retail
  class                                  $9.92             $9.99            $10.17
Net Assets - Institutional
  class                             $7,499,336       $13,027,873       $16,617,716
Shares outstanding -
  Institutional class                  754,459         1,299,540         1,634,490
Net asset value and offering
  price per share -
  Institutional class                    $9.94            $10.02            $10.17

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES 2/28/95

                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                          FUND              FUND
-----------------------------------------------------------------
ASSETS
Investments:
  In corresponding Master
    Series, at market value
    (Note 1)                       $50,425,647       $66,761,734
Receivables:
  Dividends and interest               268,364           274,124
  Fund shares sold                     190,690           163,034
Total Assets                        50,884,701        67,198,892
LIABILITIES
Payables:
  Fund shares redeemed                       0           420,060
  Due to sponsor and
    distributor                         26,900            36,221
  Due to Wells Fargo Bank               22,863            30,019
Total Liabilities                       49,763           486,300
TOTAL NET ASSETS                   $50,834,938       $66,712,592
Net assets consist of:
  Paid-in capital - Retail
    class                          $39,469,433       $53,831,397
  Paid-in capital -
    Institutional class              9,276,241         9,500,629
  Undistributed net
    investment income                  222,289           212,649
  Undistributed net realized
    gain (loss) on
    investments                       (183,134)           38,771
  Net unrealized
    appreciation of
    investments                      2,050,109         3,129,146
TOTAL NET ASSETS                   $50,834,938       $66,712,592
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
 PER SHARE
Net Assets - Retail class          $41,153,295       $56,737,041
Shares outstanding - Retail
  class                              4,044,617         5,471,713
Net asset value and offering
  price per share - Retail
  class                                 $10.17            $10.37
Net Assets - Institutional
  class                             $9,681,643        $9,975,551
Shares outstanding -
  Institutional class                  950,599           961,668
Net asset value and offering
  price per share -
  Institutional class                   $10.18            $10.37

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For The Year Ended February 28, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                          FUND              FUND              FUND
----------------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER
 SERIES
  Dividends                           $172,305          $234,457          $630,985
  Interest                           2,157,324         1,391,008         1,611,548
  Expenses                            (217,676)         (158,218)         (252,413)
Net Investment Income
 Allocated from Master
 Series                              2,111,953         1,467,247         1,990,120
EXPENSES (NOTE 2)
  Administration fees                   39,834            28,945            46,153
  Shareholder servicing fees            79,669            57,889            92,307
  Transfer agency fees                  39,834            28,945            46,153
  Distribution fees - Retail
    Class                               90,793            57,878            95,003
Total Expenses                         250,130           173,657           279,616
NET INVESTMENT INCOME                1,861,823         1,293,590         1,710,504
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER
 SERIES
Net realized gain (loss) on
  sale of investments                  167,080           298,374            31,741
Net change in unrealized
  appreciation of
  investments                           45,309           564,945         2,363,401
Net Gain On Investments                212,389           863,319         2,395,142
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $2,074,212        $2,156,909        $4,105,646

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS 2/28/95


                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                          FUND              FUND
-----------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER
 SERIES
  Dividends                           $482,604          $772,325
  Interest                             822,159           456,448
  Expenses                            (156,229)         (189,121)
Net Investment Income
 Allocated from Master
 Series                              1,148,534         1,039,652
EXPENSES (NOTE 2)
  Administration fees                   28,565            34,460
  Shareholder servicing fees            57,131            68,921
  Transfer agency fees                  28,565            34,460
  Distribution fees - Retail
    Class                               59,699            73,409
Total Expenses                         173,960           211,250
NET INVESTMENT INCOME                  974,574           828,402
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER
 SERIES
Net realized gain (loss)  on
  sale of investments                 (183,134)           38,771
Net   change  in  unrealized
  appreciation of
  investments                        2,050,109         3,129,146
Net Gain On Investments              1,866,975         3,167,917
NET INCREASE  IN NET  ASSETS
 RESULTING FROM OPERATIONS          $2,841,549        $3,996,319

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                 LIFEPATH 2000     LIFEPATH 2010
                                          FUND              FUND
                              ----------------  ----------------
                                       FOR THE           FOR THE
                                    YEAR ENDED        YEAR ENDED
                                  FEBRUARY 28,      FEBRUARY 28,
                                          1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income             $1,861,823        $1,293,590
  Net realized gain (loss)
    on sale of investments             167,080           298,374
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                         45,309           564,945
Net increase in net assets
 resulting from operations           2,074,212         2,156,909
Distributions to
 shareholders:
  From net investment income
    Retail class                    (1,272,285)         (792,655)
    Institutional class               (117,516)         (186,822)
  From net realized gain on
    sales of investments
    Retail class                       (47,137)         (164,665)
    Institutional class                 (5,304)          (50,293)
Capital shares transactions:
  Proceeds from shares sold
    - Retail class                  79,821,113        44,016,587
  Reinvestment of dividends
    - Retail class                   1,242,642           938,718
  Cost of shares redeemed -
    Retail class                   (26,934,112)       (8,818,777)
Net increase in net assets
 resulting from capital
 share transactions - Retail
 class                              54,129,643        36,136,528
  Proceeds from shares sold
    - Institutional class            8,826,786        14,259,774
  Reinvestment of dividends
    - Institutional class              122,820           237,115
  Cost of shares redeemed -
    Institutional class             (1,605,078)       (1,814,335)
Net increase in net assets
 resulting from capital
 share transactions -
 Institutional class                 7,344,528        12,682,554
Increase In Net Assets              62,106,141        49,781,556
NET ASSETS:
Beginning net assets                   $10,000           $10,000
Ending net assets                  $62,116,141       $49,791,556
SHARES ISSUED AND REDEEMED:
  Shares sold - Retail class         8,149,639         4,487,768
  Shares issued in
    reinvestment of
    dividends - Retail class           129,306            97,829
  Shares redeemed - Retail
    class                           (2,775,736)         (906,606)
Net increase in shares
 outstanding - Retail class          5,503,209         3,678,991
  Shares sold -
    Institutional class                905,140         1,459,857
  Shares issued in
    reinvestment of
    dividends -
    Institutional class                 12,783            24,706
  Shares redeemed -
    Institutional class               (164,464)         (186,023)
Net increase in shares
 outstanding - Institutional
 class                                 753,459         1,298,540

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS


                                 LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                                          FUND              FUND              FUND
                              ----------------  ----------------  ----------------
                                       FOR THE           FOR THE           FOR THE
                                    YEAR ENDED        YEAR ENDED        YEAR ENDED
                                  FEBRUARY 28,      FEBRUARY 28,      FEBRUARY 28,
                                          1995              1995              1995
-----------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income             $1,710,504          $974,574          $828,402
  Net  realized  gain (loss)
    on sale of investments              31,741          (183,134)           38,771
  Net change  in  unrealized
    appreciation
    (depreciation) of
    investments                      2,363,401         2,050,109         3,129,146
Net  increase in  net assets
 resulting from operations           4,105,646         2,841,549         3,996,319
Distributions to
 shareholders:
  From net investment income
    Retail class                    (1,059,929)         (626,319)         (515,015)
    Institutional class               (234,233)         (125,966)         (100,738)
  From net realized gain  on
    sales of investments
    Retail class                             0                 0                 0
    Institutional class                      0                 0                 0
Capital shares transactions:
  Proceeds  from shares sold
    - Retail class                  76,248,722        46,409,294        63,522,813
  Reinvestment of  dividends
    - Retail class                   1,036,090           620,208           514,110
  Cost  of shares redeemed -
    Retail class                   (13,450,247)       (7,560,069)      (10,205,526)
Net increase  in net  assets
 resulting    from   capital
 share transactions - Retail
 class                              63,834,565        39,469,433        53,831,397
  Proceeds from shares  sold
    - Institutional class           19,610,472        10,945,015        11,844,340
  Reinvestment  of dividends
    - Institutional class              234,233           125,966           100,738
  Cost of shares redeemed  -
    Institutional class             (3,847,242)       (1,804,740)       (2,454,449)
Net  increase in  net assets
 resulting   from    capital
 share transactions -
 Institutional class                15,997,463         9,266,241         9,490,629
Increase In Net Assets              82,643,512        50,824,938        66,702,592
NET ASSETS:
Beginning net assets                   $10,000           $10,000           $10,000
Ending net assets                  $82,653,512       $50,834,938       $66,712,592
SHARES ISSUED AND REDEEMED:
  Shares sold - Retail class         7,760,327         4,756,966         6,450,959
  Shares issued in
    reinvestment of
    dividends - Retail class           107,008            64,274            52,581
  Shares  redeemed  - Retail
    class                           (1,373,325)         (776,623)       (1,031,827)
Net   increase   in   shares
 outstanding - Retail class          6,494,010         4,044,617         5,471,713
  Shares sold -
    Institutional class              2,005,382         1,121,285         1,198,550
  Shares issued in
    reinvestment of
    dividends -
    Institutional class                 24,204            13,083            10,318
  Shares redeemed -
    Institutional class               (396,096)         (184,769)         (248,200)
Net   increase   in   shares
 outstanding - Institutional
 class                               1,633,490           949,599           960,668

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
13

FINANCIAL HIGHLIGHTS
For a share outstanding for the year ended February 28, 1995:

                                                           LIFEPATH 2000 FUND      LIFEPATH 2010 FUND
                                                       ----------------------  ----------------------
                                                       INSTITUTIONAL    RETAIL INSTITUTIONAL    RETAIL
                                                             CLASS      CLASS        CLASS      CLASS
                                                       -----------  ---------  -----------  ---------
Net Asset Value, beginning of period                    $   10.00   $   10.00   $   10.00   $   10.00
                                                       -----------  ---------  -----------  ---------
Income from investment operations:
  Net investment income                                      0.35        0.34        0.33        0.34
  Net realized and unrealized gain/(loss) on
    investments                                             (0.12)      (0.14)       0.01       (0.02)
                                                       -----------  ---------  -----------  ---------
Total from investment operations                             0.23        0.20        0.34        0.32
Less distributions:
  Dividends from net investment income                      (0.28)      (0.27)      (0.27)      (0.28)
  Distributions from net realized capital gains             (0.01)      (0.01)      (0.05)      (0.05)
                                                       -----------  ---------  -----------  ---------
Total Distributions                                         (0.29)      (0.28)      (0.32)      (0.33)
                                                       -----------  ---------  -----------  ---------
Net Asset Value, end of Period                          $    9.94   $    9.92   $   10.02   $    9.99
                                                       -----------  ---------  -----------  ---------
                                                       -----------  ---------  -----------  ---------
Total Return (not annualized)                               2.38%       2.10%       3.53%       3.31%
Ratios/Supplemental Data:
  Net assets, end of period (000)                          $7,499   $  54,617   $  13,028   $  36,764
  Number of shares outstanding, end of period (000)           754       5,503       1,300       3,679
Ratios to average net assets (annualized):
  Ratio of expenses to average net assets(1)                0.95%       1.20%       0.95%       1.20%
  Ratio of net investment income to average net
    assets(1)                                               4.89%       4.62%       4.61%       4.40%
  Portfolio Turnover(2)                                        --          --          --          --
-----------------------------------------------------------------------------------------------------

(1) THIS RATIO INCLUDES EXPENSES CHARGED TO THE
    MASTER SERIES.
(2) THE FUNDS INVEST ALL OF THEIR ASSETS IN THE
    CORRESPONDING MASTER SERIES, HENCE NO
    SECURITIES-RELATED ACTIVITY.

For a share outstanding for the year ended February 28, 1995:

                                                           LIFEPATH 2020 FUND      LIFEPATH 2030 FUND
                                                       ----------------------  ----------------------
                                                       INSTITUTIONAL    RETAIL INSTITUTIONAL    RETAIL
                                                             CLASS      CLASS        CLASS      CLASS
                                                       -----------  ---------  -----------  ---------
Net Asset Value, beginning of period                    $   10.00   $   10.00   $   10.00   $   10.00
                                                       -----------  ---------  -----------  ---------
Income from investment operations:
  Net investment income                                      0.30        0.28        0.29        0.26
  Net realized gain/(loss) on investments                    0.12        0.12        0.14        0.13
                                                       -----------  ---------  -----------  ---------
Total from investment operations                             0.42        0.40        0.43        0.39
Less distributions:
  Dividends from net investment income                      (0.25)      (0.23)      (0.25)      (0.22)
  Distributions from net realized capital gains              0.00        0.00        0.00        0.00
                                                       -----------  ---------  -----------  ---------
Total from distributions                                    (0.25)      (0.23)      (0.25)      (0.22)
                                                       -----------  ---------  -----------  ---------
Net Asset Value, end of period                          $   10.17   $   10.17   $   10.18   $   10.17
                                                       -----------  ---------  -----------  ---------
                                                       -----------  ---------  -----------  ---------
Total Return (not annualized)                               4.39%       4.12%       4.42%       4.03%
Ratios/Supplemental Data:
  Net assets, end of period (000)                      $   16,618   $  66,036  $    9,682   $  41,153
  Number of shares outstanding, end of period (000)         1,634       6,494         951       4,045
Ratios to average net assets (annualized):
  Ratio of expenses to average net assets(1)                0.95%       1.20%       0.95%       1.20%
  Ratio of net investment income to average net
    assets(1)                                               3.88%       3.64%       3.59%       3.35%
  Portfolio Turnover(2)                                        --          --          --          --
-----------------------------------------------------------------------------------------------------

(1) THIS RATIO INCLUDES EXPENSES CHARGED TO THE
    MASTER SERIES.
(2) THE FUNDS INVEST ALL OF THEIR ASSETS IN THE
    CORRESPONDING MASTER SERIES, HENCE NO
    SECURITIES-RELATED ACTIVITY.


For a share outstanding for the year ended February 28, 1995:

                                                                                  LIFEPATH 2040 FUND
                                                                              ----------------------
                                                                              INSTITUTIONAL    RETAIL
                                                                                    CLASS      CLASS
                                                                              -----------  ---------
Net Asset Value, beginning of period                                           $   10.00   $   10.00
                                                                              -----------  ---------
Income from investment operations:
  Net investment income                                                             0.20        0.18
  Net realized gain/(loss) on investments                                           0.34        0.34
                                                                              -----------  ---------
Total from investment operations                                                    0.54        0.52
Less distributions:
  Dividends from net investment income                                             (0.17)      (0.15)
  Distributions from net realized capital gains                                     0.00        0.00
                                                                              -----------  ---------
Total from distributions                                                           (0.17)      (0.15)
                                                                              -----------  ---------
Net Asset Value, end of period                                                 $   10.37   $   10.37
                                                                              -----------  ---------
                                                                              -----------  ---------
Total Return (not annualized)                                                      5.55%       5.26%
Ratios/Supplemental Data:
  Net assets, end of period (000)                                                 $9,976   $  56,737
  Number of shares outstanding, end of period (000)                                  962       5,472
Ratios to average net assets (annualized):
  Ratio of expenses to average net assets(1)                                       0.95%       1.20%
  Ratio of net investment income to average net assets(1)                          2.61%       2.35%
  Portfolio Turnover(2)                                                               --          --
----------------------------------------------------------------------------------------------------

(1) THIS RATIO INCLUDES EXPENSES CHARGED TO THE MASTER SERIES.
(2) THE FUND INVESTS ALL OF ITS ASSETS IN THE CORRESPONDING MASTER SERIES,
    HENCE NO SECURITIES-RELATED ACTIVITY.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION. Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993. The Trust currently is authorized to issue ten separate diversified funds, of which the following commenced operations on March 1, 1994: the LifePath 2000 Fund, the LifePath 2010 Fund, the LifePath 2020 Fund, the LifePath 2030 Fund and the LifePath 2040 Fund (the "Funds"). The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

    Each Fund offers two classes of shares, an Institutional Class and a Retail Class. The two classes of shares differ principally in their respective distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

    INVESTMENT POLICY AND SECURITY VALUATION

    Each Fund invests all of its assets in a separate series (each, a "Master Series") of Master Investment Portfolio. Each Master Series has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Series reflects that Fund's interest in the net assets of that Master Series (99.98%, 99.98%, 99.99%, 99.96%, and 99.98%) for the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040, respectively, at February 28, 1995. The Master Series invest in a wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Series follows an asset allocation strategy among three

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The securities of the Master Series are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolio's Board of Trustees.

    SECURITY TRANSACTIONS AND REVENUE RECOGNITION

    Securities transactions are accounted for by each Master Series on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Series as follows. Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code (the "Code").

    All net investment income and realized and unrealized capital gains and losses of each Master Series are allocated pro rata among its respective Funds in the Master Series.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Each Fund declares and pays dividends from net investment income quarterly. Each Fund makes distributions from net realized securities gains, if any, once a year.

    FEDERAL INCOME TAXES

    Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies, as defined in the Code, and to make distributions of

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

investment company taxable income and net capital gain (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. As of February 28, 1995 the LifePath 2020 Fund has capital loss carryforwards of $179,977 which will expire in the year 2002. The LifePath 2030 Fund has capital loss carryforwards of $311,585 which will expire in the year 2002 and the LifePath 2040 Fund has capital loss carryforwards of $32,220 which will expire in the year 2002.

    ORGANIZATION EXPENSES

    Stephens Inc. ("Stephens"), the Funds' administrator, sponsor and distributor, has incurred all expenses in connection with the Funds' organization and initial registration.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

    The Trust may enter into (on behalf of the Funds) servicing agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, the Trust may pay each Shareholder Servicing Agent a monthly fee at the annual rate of up to 0.20% of the average daily value of each Fund's shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship. To date the Trust has entered into a Shareholder Servicing Agreement only with WFB.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

    The Trust has entered into an agreement with Stephens on behalf of the Retail Class of shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services rendered and expenses incurred. For providing these services, Stephens is entitled to compensation monthly at an annual rate of 0.25% of the average daily net assets of the Retail Class of shares.

    The Trust has also entered into an administration agreement on behalf of the Funds with Stephens whereby Stephens has agreed to provide administrative services to the Funds. For providing administrative services, the Trust pays Stephens a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

    Under the Administration Agreement, Stephens has agreed to assume the operating expenses of each LifePath Fund and a pro rata share of the operating expenses of each LifePath Master Series, except for extraordinary expenses and those fees and expenses payable pursuant to the various service contracts described above which will be borne by the Trust and those expenses specifically assumed by WFB under its contracts with the Funds.

    Certain officers and directors of the Trust are also officers of Stephens. At February 28, 1995, these officers of Stephens collectively owned less than 1% of the Funds' outstanding shares.

3. CAPITAL SHARE TRANSACTIONS

    As of February 28, 1995, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in shares for the year ended February 28, 1995, for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees
  Stagecoach Trust:

    We have audited the accompanying statements of assets and liabilities of Stagecoach Trust (comprising, respectively, LifePath 2000 Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund and LifePath 2040 Fund) as of February 28, 1995, and the related statements of operations and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of February 28, 1995, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Trust as of February 28, 1995, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.

                                                   /s/ KPMG PEAT MARWICK LLP


SAN FRANCISCO, CALIFORNIA
APRIL 20, 1995

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS
PERCENT OF NET ASSETS                                                     20.3%                         46.5%
LARGE CAPITALIZATION STOCKS
PERCENT OF NET ASSETS                                                      9.1%                         31.2%
Abbott Laboratories                                          661   $      23,466         3,266   $     115,943        8,294
Advanced Micro Devices +                                     238           7,229           460          13,973        1,156
Aetna Life & Casualty Co                                     272          14,620           538          28,918        1,364
Ahmanson (H F) & Co                                          280           5,145           570          10,474        1,483
Air Products & Chemicals Inc                                 275          13,544           541          26,644        1,353
Airtouch Communications +                                    438          11,936         1,991          54,255        5,119
Alberto-Culver Co Class B                                     48           1,368           115           3,278          398
Albertson's Inc                                              244           7,503         1,043          32,072        2,609
Alcan Aluminium Ltd                                          568          13,774         1,076          26,093        2,784
Alco Standard Corp                                            44           2,992           253          17,204          603
Alexander & Alexander Services                                 1              22           213           4,633          464
Allergan Inc                                                  62           1,790           293           8,460          676
Allied Signal Inc                                            199           7,562         1,163          44,194        2,910
Alltel Corp                                                  171           4,895           808          23,129        1,965
Aluminum Co of America                                       460          17,940           906          35,334        2,180
ALZA Corp +                                                  118           2,685           369           8,395          873
Amdahl Corp                                                  227           2,525           517           5,752        1,469
Amerada Hess Corp                                            238          11,662           460          22,540        1,107
American Brands Inc                                          503          18,800           993          37,113        2,437
American Electric Power Inc                                  448          15,176           918          31,097        2,253
American Express Corp                                      1,241          41,884         2,394          80,798        6,147
American General Corp                                        550          17,394           936          29,601        2,482
American Greetings Corp Class A                              180           5,288           383          11,251          916
American Home Products Corp                                  244          17,446         1,201          85,872        3,195
American International Group Inc                             206          21,373         1,312         136,120        3,268
American Stores Co                                           375           9,188           707          17,322        1,796
Ameritech Corp                                             1,383          59,296         2,669         114,433        6,644
Amgen Inc +                                                   58           4,002           568          39,192        1,392
Amoco Corp                                                 1,244          73,707         2,421         143,444        5,977
AMP Inc                                                       59           4,425           402          30,150        1,073
AMR Corp +                                                   183          11,186           360          22,005          923
Andrew Corp +                                                 69           4,002           112           6,496          303
Anheuser-Busch Inc                                           166           9,358         1,086          61,223        2,695
Apple Computer Inc                                           280          11,060           570          22,515        1,414
Archer-Daniels-Midland Co                                  1,278          24,282         2,473          46,987        6,303
Armco Inc +                                                  107             709           451           2,988        1,096
Armstrong World Industries Inc                                90           4,118           204           9,333          418
ASARCO Inc                                                   123           3,352           211           5,750          566
Ashland Inc                                                  156           5,051           288           9,324          777
AT & T Corp                                                1,245          64,429         6,402         331,304       16,197

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                     61.6%                        73.8%                         88.0%
LARGE CAPITALIZATION STOCKS
PERCENT OF NET ASSETS                                     47.2%                        58.6%                         73.7%
Abbott Laboratories                                 $    294,437           6,427 $    228,159           12,265 $    435,408
Advanced Micro Devices +                                  35,114             878       26,669            1,189       36,116
Aetna Life & Casualty Co                                  73,315           1,028       55,255            1,423       76,486
Ahmanson (H F) & Co                                       27,250           1,046       19,220            1,479       27,177
Air Products & Chemicals Inc                              66,635           1,034       50,925            1,412       69,541
Airtouch Communications +                                139,493           3,984      108,564            7,476      203,721
Alberto-Culver Co Class B                                 11,343             226        6,441              368       10,488
Albertson's Inc                                           80,227           1,996       61,377            3,852      118,449
Alcan Aluminium Ltd                                       67,512           2,008       48,694            2,899       70,301
Alco Standard Corp                                        41,004             427       29,036              795       54,060
Alexander & Alexander Services                            10,092             339        7,373              649       14,116
Allergan Inc                                              19,520             472       13,629              971       28,038
Allied Signal Inc                                        110,580           2,311       87,818            4,314      163,932
Alltel Corp                                               56,248           1,471       42,107            2,841       81,324
Aluminum Co of America                                    85,020           1,668       65,052            2,374       92,586
ALZA Corp +                                               19,861             684       15,561            1,215       27,641
Amdahl Corp                                               16,343           1,110       12,349            1,494       16,621
Amerada Hess Corp                                         54,243             805       39,445            1,241       60,809
American Brands Inc                                       91,083           1,817       67,910            2,593       96,913
American Electric Power Inc                               76,320           1,677       56,808            2,427       82,215
American Express Corp                                    207,461           4,638      156,533            6,394      215,798
American General Corp                                     78,493           1,872       59,202            2,707       85,609
American Greetings Corp Class A                           26,908             657       19,299              941       27,642
American Home Products Corp                              228,443           2,488      177,892            4,615      329,973
American International Group Inc                         339,055           2,564      266,015            4,866      504,848
American Stores Co                                        44,002           1,270       31,115            1,888       46,256
Ameritech Corp                                           284,862           5,013      214,932            7,051      302,312
Amgen Inc +                                               96,048           1,110       76,590            2,047      141,243
Amoco Corp                                               354,137           4,545      269,291            6,387      378,430
AMP Inc                                                   80,475             873       65,475            1,627      122,025
AMR Corp +                                                56,418             666       40,709              953       58,252
Andrew Corp +                                             17,574             199       11,542              423       24,534
Anheuser-Busch Inc                                       151,931           2,089      117,767            3,917      220,821
Apple Computer Inc                                        55,853           1,076       42,502            1,481       58,500
Archer-Daniels-Midland Co                                119,757           4,730       89,870            6,562      124,678
Armco Inc +                                                7,261             775        5,134            1,569       10,395
Armstrong World Industries Inc                            19,124             366       16,745              481       22,006
ASARCO Inc                                                15,424             407       11,091              539       14,688
Ashland Inc                                               25,155             554       17,936              743       24,055
AT & T Corp                                              838,195          12,502      646,979           23,706    1,226,786

22                                                                           23

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Atlantic Richfield Corp                                      405   $      44,398           782   $      85,727        1,955
Autodesk Inc                                                  84           3,297           220           8,635          450
Automatic Data Processing                                     73           4,490           606          37,269        1,468
Avery Dennison Corp                                          148           5,550           282          10,575          632
Avon Products Inc                                             77           4,331           330          18,563          687
Baker Hughes Inc                                             371           7,142           654          12,590        1,733
Ball Corp                                                     52           1,703           168           5,502          335
Bally Entertainment Corp +                                   107             829           293           2,271          422
Baltimore Gas & Electric Co                                  381           9,382           737          18,149        1,832
Banc One Corp                                              1,037          30,462         1,966          57,751        4,928
Bank of Boston Corp                                          260           7,833           528          15,906        1,349
BankAmerica Corp                                             921          44,323         1,810          87,106        4,480
Bankers Trust N Y Corp                                       190          11,994           366          23,104          963
Bard (C R) Inc                                                41           1,097           250           6,688          493
Barnett Banks Inc                                            245          10,903           492          21,894        1,175
Barrick Gold Corp                                            307           6,677         1,392          30,276        3,640
Bassett Furniture Industries                                  25             694            46           1,277          194
Bausch & Lomb Inc                                            154           5,121           286           9,510          640
Baxter International Inc                                     709          22,068         1,377          42,859        3,433
Becton Dickenson & Co                                        177           9,293           331          17,378          813
Bell Atlantic Corp                                         1,089          58,398         2,134         114,436        5,234
BellSouth Corp                                             1,244          73,396         2,421         142,839        5,985
Bemis Co Inc                                                  40           1,085           249           6,754          567
Beneficial Corp                                              142           5,272           251           9,318          673
Bethlehem Steel Corp +                                       262           4,094           530           8,281        1,380
Beverly Enterprises +                                        220           2,860           371           4,823        1,014
Biomet Inc +                                                  77           1,246           418           6,766        1,220
Black & Decker Corp                                          222           5,939           422          11,289        1,022
Block (H & R) Inc                                             61           2,295           429          16,141        1,050
Boatmen's Bancshares Inc                                     257           7,967           526          16,306        1,271
Boeing Co                                                    846          39,022         1,645          75,876        4,165
Boise Cascade Corp                                            67           2,152           205           6,586          429
Boston Scientific Corp +                                     543          11,742           443           9,580          805
Briggs & Stratton Corp                                        50           1,738           142           4,935          360
Bristol-Myers Squibb Co                                      371          23,002         2,068         128,216        5,229
Brown Group Inc                                               31           1,000            76           2,451          230
Brown-Forman Corp Class B                                    171           5,536           325          10,522          837
Browning-Ferris Industries Inc                               188           5,852           830          25,834        2,056
Bruno's Inc                                                  162           1,650           363           3,698          857
Brunswick Corp                                               242           4,810           439           8,725        1,036
Burlington Northern Inc                                       31           1,736           354          19,824          870
Burlington Resources Inc                                     327          12,590           614          23,639        1,526
Campbell Soup Co                                             240          10,890           990          44,921        2,545
Capital Cities/ABC Inc                                        94           8,319           648          57,348        1,580

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Atlantic Richfield Corp                             $    214,317           1,414  $    155,010           2,128 $    233,282
Autodesk Inc                                              17,663              34        13,345              68       26,690
Automatic Data Processing                                 90,282           1,146        70,479           2,134      131,241
Avery Dennison Corp                                       23,700              98        18,675             690       25,875
Avon Products Inc                                         38,644             521        29,306           1,097       61,706
Baker Hughes Inc                                          33,360           1,402         3,870           1,818       34,997
Ball Corp                                                 10,971             228         7,467             383       12,543
Bally Entertainment Corp +                                 3,271             450         3,488             571        4,425
Baltimore Gas & Electric Co                               45,113           1,333        32,825           1,912       47,083
Banc One Corp                                            144,760           3,668       107,748           5,281      155,129
Bank of Boston Corp                                       40,639           1,004        30,246           1,328       40,006
BankAmerica Corp                                         215,600           3,392       163,240           4,745      228,353
Bankers Trust N Y Corp                                    60,789             679        42,862           1,000       63,125
Bard (C R) Inc                                            13,188             376        10,058             761       20,357
Barnett Banks Inc                                         52,288             845        37,603           1,221       54,335
Barrick Gold Corp                                         79,170           2,823        61,400           5,356      116,493
Bassett Furniture Industries                               5,384             116         3,219             199        5,522
Bausch & Lomb Inc                                         21,280             552        18,354             832       27,664
Baxter International Inc                                 106,852           2,609        81,205           3,608      112,299
Becton Dickenson & Co                                     42,683             638        33,495             900       47,250
Bell Atlantic Corp                                       280,673           3,989       213,910           5,663      303,678
BellSouth Corp                                           353,115           4,542       267,978           6,409      378,131
Bemis Co Inc                                              15,380             368         9,982             807       21,890
Beneficial Corp                                           24,985             514        19,082             634       23,537
Bethlehem Steel Corp +                                    21,563           1,006        15,719           1,433       22,391
Beverly Enterprises +                                     13,182             819        10,647           1,101       14,313
Biomet Inc +                                              19,749             902        14,601           1,701       27,535
Black & Decker Corp                                       27,339             718        19,207           1,053       28,168
Block (H & R) Inc                                         39,506             801        30,138           1,630       61,329
Boatmen's Bancshares Inc                                  39,401             996        30,876           1,323       41,013
Boeing Co                                                192,111           3,151       145,340           4,357      200,967
Boise Cascade Corp                                        13,782             377        12,111             491       15,773
Boston Scientific Corp +                                  17,408             549        11,872             928       20,076
Briggs & Stratton Corp                                    12,510             248         8,618             414       14,387
Bristol-Myers Squibb Co                                  324,198           4,127       255,874           7,758      480,996
Brown Group Inc                                            7,418             115         3,709             245        7,901
Brown-Forman Corp Class B                                 27,098             615        19,911             857       27,745
Browning-Ferris Industries Inc                            63,993           1,584        49,302           2,954       91,943
Bruno's Inc                                                8,731             681         6,938             967        9,851
Brunswick Corp                                            20,591             820        16,298           1,288       25,599
Burlington Northern Inc                                   48,720             685        38,360           1,339       74,984
Burlington Resources Inc                                  58,751           1,172        45,122           1,694       65,219
Campbell Soup Co                                         115,479           1,956        88,754           3,739      169,657
Capital Cities/ABC Inc                                   139,830           1,236       109,386           2,308      204,258

24                                                                            25

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Carolina Power & Light Co                                    406   $      11,165           784   $      21,560        1,982
Caterpillar Inc                                              207          10,686           796          41,094        2,066
CBS Inc                                                        5             323           295          19,028          640
Centex Corp                                                   55           1,403           121           3,086          339
Central & South West Corp                                    481          11,845           899          22,138        2,374
Ceridian Corp +                                               27             851           214           6,741          470
Champion International Corp                                  238           9,788           460          18,918        1,108
Charming Shoppes Inc                                         205           1,256           549           3,363        1,149
Chase Manhattan Corp                                         448          16,072           818          29,346        2,253
Chemical Banking Corp Class A                                642          25,760         1,142          45,823        2,983
Chevron Corp                                               1,642          77,995         3,172         150,670        7,869
Chrysler Corp                                                895          38,933         1,740          75,690        4,314
Chubb Corp                                                   229          18,005           402          31,607        1,064
CIGNA Corp                                                   176          13,332           330          24,998          912
Cincinnati Milacron Inc                                       59           1,239           174           3,654          292
Cinergy Corp                                                 370           9,158           727          17,993        1,855
Circuit City Stores Inc                                       43             930           390           8,434          963
Cisco Systems Inc +                                          249           8,404         1,072          36,180        2,689
Citicorp                                                     977          43,965         1,887          84,915        4,775
Clark Equipment Co +                                          31           1,659            75           4,013          209
Clorox Co                                                     45           2,717           254          15,335          577
Coastal Corp                                                 258           7,385           502          14,370        1,247
Coca-Cola Co                                                 966          53,130         5,254         288,970       13,250
Colgate-Palmolive Co                                          83           5,354           589          37,991        1,536
Columbia Gas System Inc +                                    139           3,614           248           6,448          651
Columbia HCA Healthcare Corp                                 307          12,702         1,429          59,125        3,770
Comcast Corp Class A                                         193           3,040           946          14,900        2,431
Community Psychiatric Centers                                101           1,174           163           1,895          488
Compaq Computer Corp +                                       242           8,349         1,066          36,777        2,650
Computer Associates International Inc                        113           6,441           689          39,273        1,686
Computer Sciences Corp +                                      38           1,867           248          12,183          550
ConAgra Inc                                                  234           7,664           985          32,259        2,515
Conrail Inc                                                  190          10,498           366          20,222          965
Consolidated Edison Co                                       585          16,161         1,116          30,830        2,871
Consolidated Freightways                                      62           1,473           152           3,610          495
Consolidated Natural Gas Co                                  238           8,806           460          17,020        1,102
Continental Corp                                             122           2,364           230           4,456          663
Cooper Industries Inc                                        278          10,912           568          22,294        1,383
Cooper Tire & Rubber Co                                       21             588           322           9,016          822
Coors (Adolph) Co Class B                                     67           1,089           156           2,535          425
CoreStates Financial Corp                                    377          11,357           709          21,359        1,701
Corning Inc                                                  161           5,172           874          28,077        2,330
CPC International Inc                                         87           4,655           643          34,401        1,514
Crane Co                                                      52           1,567           168           5,061          336

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Carolina Power & Light Co                           $     54,505           1,417  $     38,968           2,083   $   57,283
Caterpillar Inc                                          106,657           1,632        84,252           3,060      157,973
CBS Inc                                                   41,280             460        29,670             930       59,985
Centex Corp                                                8,645             234         5,967             344        8,772
Central & South West Corp                                 58,460           1,691        41,641           2,478       61,021
Ceridian Corp +                                           14,805             322        10,143             657       20,696
Champion International Corp                               45,567             805        33,106           1,170       48,116
Charming Shoppes Inc                                       7,038             963         5,898           1,356        8,306
Chase Manhattan Corp                                      80,826           1,677        60,162           2,428       87,105
Chemical Banking Corp Class A                            119,693           2,184        87,633           3,291      132,051
Chevron Corp                                             373,778           5,891       279,823           8,430      400,425
Chrysler Corp                                            187,659           3,253       141,506           4,549      197,882
Chubb Corp                                                83,657             783        61,563           1,185       93,171
CIGNA Corp                                                69,084             646        48,935             924       69,993
Cincinnati Milacron Inc                                    6,132             253         5,313             510       10,710
Cinergy Corp                                              45,911           1,381        34,180           2,648       65,538
Circuit City Stores Inc                                   20,825             738        15,959           1,416       30,621
Cisco Systems Inc +                                       90,754           2,073        69,964           3,873      130,714
Citicorp                                                 214,875           3,604       162,180           4,973      223,785
Clark Equipment Co +                                      11,182             140         7,490             243       13,001
Clorox Co                                                 34,836             420        25,358             851       51,379
Coastal Corp                                              35,695             972        27,824           1,325       37,928
Coca-Cola Co                                             728,750          10,287       565,785          19,537    1,074,535
Colgate-Palmolive Co                                      99,072           1,192        76,884           2,223      143,384
Columbia Gas System Inc +                                 16,926             472        12,272             701       18,226
Columbia HCA Healthcare Corp                             155,984           2,875       118,953           5,459      225,866
Comcast Corp Class A                                      38,288           1,983        31,232           3,646       57,425
Community Psychiatric Centers                              5,673             399         4,638             603        7,010
Compaq Computer Corp +                                    91,425           2,061        71,105           3,897      134,447
Computer Associates International   Inc                   96,102           1,329        75,753           2,411      137,427
Computer Sciences Corp +                                  27,019             457        22,450             751       36,893
ConAgra Inc                                               82,366           1,944        63,666           3,813      124,876
Conrail Inc                                               53,316             674        37,239           1,005       55,526
Consolidated Edison Co                                    79,311           2,171        59,974           3,021       83,455
Consolidated Freightways                                  11,756             362         8,598             421        9,999
Consolidated Natural Gas Co                               40,774             805        29,785           1,169       43,253
Continental Corp                                          12,846             498         9,649             703       13,621
Cooper Industries Inc                                     54,283           1,090        42,783           1,523       59,778
Cooper Tire & Rubber Co                                   23,016             698        19,544           1,252       35,056
Coors (Adolph) Co Class B                                  6,906             344         5,590             543        8,824
CoreStates Financial Corp                                 51,243           1,270        38,259           1,895       57,087
Corning Inc                                               74,851           1,847        59,335           3,468      111,410
CPC International Inc                                     80,999           1,198        64,093           2,236      119,626
Crane Co                                                  10,122             230         6,929             386       11,628

26                                                                            27

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Cray Research Inc +                                           46   $         776           113   $       1,907          279
Crown Cork & Seal Co +                                       230           9,804           454          19,352        1,075
CSX Corp                                                     259          20,137           502          39,031        1,241
Cummins Engine Co Inc                                        123           5,597           210           9,555          540
Cyprus Amax Minerals                                         236           6,372           459          12,393        1,130
Dana Corp                                                    248           6,107           493          12,140        1,271
Data General Corp +                                           62             488           152           1,197          380
Dayton-Hudson Corp                                            75           5,288           329          23,195          706
Dean Witter Discover & Co                                    424          17,119           823          33,229        2,064
Deere & Co                                                   226          17,317           400          30,650        1,060
Delta Air Lines Inc                                          138           8,004           248          14,384          645
Deluxe Corp                                                  120           3,360           320           8,960          895
Detroit Edison Co                                            382          10,935           689          19,723        1,809
Dial Corp                                                     36             900           359           8,975          905
Digital Equipment Corp +                                     367          12,295           650          21,775        1,799
Dillard Department Stores Inc Class A                        273           7,508           539          14,823        1,351
Disney (Walt) Co                                             441          23,538         2,130         113,689        5,540
Dominion Resources Inc                                       420          15,960           819          31,122        2,149
Donnelley (R R) & Sons Co                                    403          13,803           755          25,859        1,894
Dover Corp                                                    50           2,975           183          10,889          637
Dow Chemical Co                                              682          45,694         1,350          90,450        3,354
Dow Jones & Co Inc                                           250           8,844           495          17,511        1,203
Dresser Industries Inc                                       157           3,238           780          16,088        1,902
DSC Communications Corp +                                     71           2,556           438          15,768        1,216
Duke Power Co                                                509          19,978           998          39,172        2,477
Dun & Bradstreet Corp                                        123           6,365           722          37,364        1,788
DuPont (E I) de Nemours                                    1,714          96,198         3,286         184,427        7,502
E-Systems Inc                                                 84           3,675           174           7,613          387
Eastern Enterprises                                           37             976            80           2,110          216
Eastman Chemical Co                                           20           1,095           320          17,520          895
Eastman Kodak Co                                             229          11,679         1,405          71,655        3,458
Eaton Corp                                                    83           4,160           260          13,033          754
Echlin Inc                                                   153           5,298           286           9,903          740
Echo Bay Mines Ltd                                           271           2,439           538           4,842        1,415
Ecolab Inc                                                    60           1,388           292           6,753          707
EG & G Inc                                                   123           1,768           256           3,680          662
Emerson Electric Co                                          168          11,109           876          57,926        2,291
Engelhard Corp                                                43           1,134           389          10,260          938
Enron Corp                                                   236           7,788         1,037          34,221        2,643
Enserch Corp                                                 142           1,988           322           4,508          843
Entergy Corp                                                 579          12,955         1,110          24,836        2,807
Exxon Corp                                                 3,126         200,064         6,004         384,256       14,978
Federal Express Corp +                                       148           9,639           281          18,300          634
Federal Home Loan Mortgage Corp                              441          25,578           862          49,996        2,169

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Cray Research Inc +                                 $      4,708             196  $      3,308             303   $    5,113
Crown Cork & Seal Co +                                    45,822             790        33,674           1,138       48,507
CSX Corp                                                  96,488             996        77,439           1,326      103,097
Cummins Engine Co Inc                                     24,570             405        18,428             534       24,297
Cyprus Amax Minerals                                      30,510             802        21,654           1,164       31,428
Dana Corp                                                 31,298             948        23,345           1,304       32,111
Data General Corp +                                        2,993             351         2,764             495        3,898
Dayton-Hudson Corp                                        49,773             545        38,423           1,090       76,845
Dean Witter Discover & Co                                 83,334           1,575        63,591           2,208       89,148
Deere & Co                                                81,223             827        63,369           1,164       89,192
Delta Air Lines Inc                                       37,410             457        26,506             651       37,758
Deluxe Corp                                               25,060             637        17,836           1,245       34,860
Detroit Edison Co                                         51,783           1,291        36,955           1,913       54,760
Dial Corp                                                 22,625             702        17,550           1,361       34,025
Digital Equipment Corp +                                  60,267           1,329        44,522           1,731       57,989
Dillard Department Stores Inc Cla  ss A                   37,153           1,032        28,380           1,431       39,353
Disney (Walt) Co                                         295,698           4,253       227,004           8,114      433,085
Dominion Resources Inc                                    81,662           1,568        59,584           2,191       83,258
Donnelley (R R) & Sons Co                                 64,870           1,377        47,162           2,017       69,082
Dover Corp                                                37,902             447        26,597             823       48,969
Dow Chemical Co                                          224,718           2,480       166,160           3,574      239,458
Dow Jones & Co Inc                                        42,556             860        30,423           1,244       44,007
Dresser Industries Inc                                    39,229           1,465        30,216           2,759       56,904
DSC Communications Corp +                                 43,776             925        33,300           1,775       63,900
Duke Power Co                                             97,222           1,829        71,788           2,663      104,523
Dun & Bradstreet Corp                                     92,529           1,373        71,053           2,604      134,757
DuPont (E I) de Nemours                                  421,050           6,218       348,985           9,621      539,979
E-Systems Inc                                             16,931             358        15,663             406       17,763
Eastern Enterprises                                        5,697             173         4,563             272        7,174
Eastman Chemical Co                                       49,001             641        35,095           1,243       68,054
Eastman Kodak Co                                         176,358           2,712       138,312           5,135      261,885
Eaton Corp                                                37,794             566        28,371           1,174       58,847
Echlin Inc                                                25,623             557        19,286             729       25,242
Echo Bay Mines Ltd                                        12,735           1,084         9,756           1,470       13,230
Ecolab Inc                                                16,349             541        12,511             988       22,848
EG & G Inc                                                 9,516             498         7,159             739       10,623
Emerson Electric Co                                      151,492           1,810       119,686           3,404      225,090
Engelhard Corp                                            24,740             738        19,465           1,491       39,325
Enron Corp                                                87,219           2,072        68,376           3,820      126,060
Enserch Corp                                              11,802             579         8,106             881       12,334
Entergy Corp                                              62,807           2,025        45,309           2,946       65,917
Exxon Corp                                               958,592          11,358       726,912          16,009    1,024,576
Federal Express Corp +                                    41,289             534        34,777             715       46,564
Federal Home Loan Mortgage Corp                          125,802           1,640        95,120           2,342      135,836

28                                                                            29

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Federal National Mortgage Association                        679   $      52,368         1,322   $     101,959        2,997
Federal Paper Board Co                                       124           3,689           211           6,277          541
First Chicago Corp                                           237          11,998           460          23,288        1,128
First Data Corp                                               73           3,924           422          22,683        1,097
First Fidelity Bancorp                                       215          10,858           366          18,483          965
First Interstate Bancorp                                     195          15,868           370          30,109          970
First Mississippi Corp                                        35             849            79           1,916          206
First Union Corp                                             423          18,876           823          36,726        2,163
Fleet Financial Group Inc                                    366          11,392           599          18,644        1,672
Fleetwood Enterprises Inc                                    130           2,844           241           5,272          597
Fleming Co Inc                                                65           1,268           204           3,978          492
Fluor Corp                                                    19             926           319          15,551          894
FMC Corp +                                                    --              --           153           8,951          416
Ford Motor Co                                              2,530          66,096         4,880         127,490       12,319
Foster Wheeler Corp                                           --              --           152           4,978          415
FPL Group Inc                                                483          17,328           901          32,323        2,301
Gannett Co Inc                                                83           4,565           589          32,395        1,458
Gap Inc                                                       79           2,568           586          19,045        1,531
General Dynamics Corp                                        161           7,587           292          13,761          781
General Electric Co                                        1,322          72,545         7,010         384,674       17,670
General Mills Inc                                            103           6,244           680          41,225        1,650
General Motors Corp                                        1,880          80,135         3,657         155,880        9,074
General Public Utilities                                     287           8,682           557          16,849        1,409
General Re Corp                                              197          25,659           422          54,966          998
General Signal Corp                                           33           1,184           144           5,166          445
Genuine Parts Co                                             118           4,587           481          18,699        1,255
Georgia-Pacific Corp                                          33           2,471           356          26,656          972
Giant Food Inc Class A                                       154           3,658           287           6,816          771
Giddings & Lewis Inc                                          60           1,020           175           2,975          358
Gillette Co                                                  162          12,818           871          68,918        2,324
Golden West Financial                                        162           6,197           293          11,207          783
Goodrich (B F) Co                                             45           2,003           112           4,984          303
Goodyear Tire & Rubber Co                                    390          14,381           745          27,472        1,869
Grace (W R) & Co                                             239          10,755           461          20,745        1,133
Grainger (W W) Inc                                            39           2,384           249          15,220          546
Great Atlantic & Pacific Tea Co                               67           1,290           206           3,966          425
Great Lakes Chemical Corp                                     75           4,509           229          13,769          686
Great Western Financial Corp                                 357           6,694           618          11,588        1,659
GTE Corp                                                   2,426          80,968         4,615         154,026       11,668
Halliburton Co                                               275          10,244           541          20,152        1,378
Handleman Co                                                  59             627           124           1,318          352
Harcourt General Inc                                          86           3,193           263           9,764          777
Harland (John H) Co                                           53           1,199            69           1,561          302
Harnischfeger Industries Inc                                 108           3,011           209           5,826          576

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Federal National Mortgage Association               $    231,144           2,447  $    188,725           3,819   $  294,540
Federal Paper Board Co                                    16,095             407        12,108             537       15,976
First Chicago Corp                                        57,105             803        40,652           1,235       62,522
First Data Corp                                           58,964             917        49,289           1,648       88,580
First Fidelity Bancorp                                    48,733             781        39,441             982       49,591
First Interstate Bancorp                                  78,934             692        56,312           1,019       82,921
First Mississippi Corp                                     4,996             218         5,287             239        5,796
First Union Corp                                          96,524           1,578        70,418           2,253      100,540
Fleet Financial Group Inc                                 52,041           1,253        39,000           1,846       57,457
Fleetwood Enterprises Inc                                 13,059             451         9,866             562       12,294
Fleming Co Inc                                             9,594             371         7,235             482        9,399
Fluor Corp                                                43,583             640        31,200           1,245       60,694
FMC Corp +                                                24,336             263        15,386             574       33,579
Ford Motor Co                                            321,834           9,294       242,806          12,994      339,468
Foster Wheeler Corp                                       13,591             263         8,613             522       17,096
FPL Group Inc                                             82,548           1,654        59,337           2,486       89,185
Gannett Co Inc                                            80,190           1,089        59,895           2,070      113,850
Gap Inc                                                   49,758           1,181        38,383           2,207       71,728
General Dynamics Corp                                     36,805             590        27,804             811       38,218
General Electric Co                                      969,641          13,699       751,733          25,995    1,426,476
General Mills Inc                                        100,031           1,303        78,994           2,370      143,681
General Motors Corp                                      386,779           6,845       291,768           9,648      411,246
General Public Utilities                                  42,622           1,034        31,279           1,491       45,103
General Re Corp                                          129,990             696        90,654           1,126      146,662
General Signal Corp                                       15,964             380        13,633             676       24,252
Genuine Parts Co                                          48,788             953        37,048           1,857       72,191
Georgia-Pacific Corp                                      72,779             698        52,263           1,346      100,782
Giant Food Inc Class A                                    18,311             523        12,421             758       18,003
Giddings & Lewis Inc                                       6,086             354         6,018             411        6,987
Gillette Co                                              183,887           1,740       137,678           3,375      267,047
Golden West Financial                                     29,950             573        21,917             767       29,338
Goodrich (B F) Co                                         13,484             274        12,193             308       13,706
Goodyear Tire & Rubber Co                                 68,919           1,427        52,621           1,993       73,492
Grace (W R) & Co                                          50,985             811        36,495           1,195       53,775
Grainger (W W) Inc                                        33,374             362        22,127             821       50,184
Great Atlantic & Pacific Tea Co                            8,181             394         7,585             460        8,855
Great Lakes Chemical Corp                                 41,246             520        31,265           1,088       65,416
Great Western Financial Corp                              31,106           1,201        22,519           1,742       32,663
GTE Corp                                                 389,420           8,776       292,899          12,362      412,582
Halliburton Co                                            51,331           1,034        38,517           1,511       56,285
Handleman Co                                               3,740             297         3,156             405        4,303
Harcourt General Inc                                      28,846             670        24,874           1,187       44,067
Harland (John H) Co                                        6,833             196         4,435             488       11,041
Harnischfeger Industries Inc                              16,056             424        11,819             539       15,025

30                                                                            31

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                              SHARES          VALUE         SHARES          VALUE         SHARES
COMMON STOCKS (CONTINUED)
Harris Corp                                                   95   $       4,275           208   $       9,360          527
Hartmarx Corp +                                               81             466           222           1,277          274
Hasbro Inc                                                   229           7,214           403          12,695          989
Heinz (H J) Co                                               216           8,505           991          39,021        2,523
Helmerich & Payne Inc                                         43           1,118           136           3,536          257
Hercules Inc                                                  88           3,861           427          18,735        1,165
Hershey Foods Corp                                           229          11,221           402          19,698        1,039
Hewlett Packard Co                                           243          27,945         1,018         117,070        2,608
Hilton Hotels Corp                                            34           2,389           145          10,186          506
Home Depot Inc                                               335          15,033         1,876          84,186        4,669
Homestake Mining Co                                          166           2,573           549           8,510        1,422
Honeywell Inc                                                329          11,967           615          22,371        1,625
Household International Inc                                  241          10,544           462          20,213        1,140
Houston Industries Inc                                       329          12,584           615          23,524        1,626
Illinois Tool Works Inc                                       74           3,321           440          19,745        1,126
Inco Ltd                                                     279           7,498           569          15,292        1,482
Ingersoll-Rand Co                                            260           8,288           528          16,830        1,343
Inland Steel Industries Inc +                                 97           2,789           235           6,756          588
Intel Corp                                                   358          28,551         1,658         132,226        4,323
Intergraph Corp +                                            104           1,274           191           2,340          502
International Business Machines Corp                       1,469         110,542         2,845         214,086        7,135
International Flavors & Fragrances                            71           3,417           438          21,079        1,122
International Paper Co                                       292          22,302           580          44,298        1,479
Interpublic Group Cos Inc                                     82           2,798           359          12,251          747
ITT Corp                                                     281          27,398           471          45,923        1,290
James River Corp                                             218           5,368           369           9,087        1,013
Jefferson-Pilot Corp                                         136           7,752           247          14,079          635
Johnson & Johnson                                            527          29,907         2,634         149,480        6,610
Johnson Controls Inc                                          96           4,776           209          10,398          529
Jostens Inc                                                    5             104           191           3,987          467
K Mart Corp                                                1,084          13,821         2,104          26,826        5,610
Kaufman & Broad Home Corp                                     57             834           122           1,784          330
Kellogg Co                                                   169           9,147           877          47,468        2,292
Kerr-McGee Corp                                              141           7,103           250          12,594          647
KeyCorp                                                      623          18,067         1,176          34,104        2,689
Kimberly-Clark Corp                                          107           5,564           684          35,568        1,683
King World Productions +                                      --              --           104           3,705          393
Knight-Ridder Inc                                            145           7,957           254          13,938          703
Kroger Co +                                                   65           1,706           482          12,653        1,207
Lilly (Eli) & Co                                             238          15,946         1,200          80,400        3,011
Limited Inc                                                  286           5,005         1,453          25,428        3,670
Lincoln National Corp                                        240           9,690           437          17,644        1,159
Liz Claiborne Inc                                            188           3,032           365           5,886          981
Lockheed Corp                                                160          12,420           291          22,589          806

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Harris Corp                                         $     23,715             397  $     17,865             496  $    22,320
Hartmarx Corp +                                            1,576             343         1,972             402        2,312
Hasbro Inc                                                31,154             838        26,397           1,186       37,359
Heinz (H J) Co                                            99,343           1,960        77,175           3,711      146,121
Helmerich & Payne Inc                                      6,682             208         5,408             296        7,696
Hercules Inc                                              51,114             906        39,751           1,833       80,423
Hershey Foods Corp                                        50,911             764        37,436           1,084       53,116
Hewlett Packard Co                                       299,920           2,035       234,025           3,903      448,845
Hilton Hotels Corp                                        35,547             350        24,588             780       54,795
Home Depot Inc                                           209,521           3,587       160,967           6,825      306,272
Homestake Mining Co                                       22,041           1,128        17,484           2,044       31,682
Honeywell Inc                                             59,109           1,177        42,813           1,710       62,201
Household International Inc                               49,875             834        36,488           1,180       51,625
Houston Industries Inc                                    62,195           1,202        45,977           1,651       63,151
Illinois Tool Works Inc                                   50,529             932        41,824           1,730       77,634
Inco Ltd                                                  39,829           1,098        29,509           1,477       39,694
Ingersoll-Rand Co                                         42,808             998        31,811           1,327       42,298
Inland Steel Industries Inc +                             16,905             429        12,334             561       16,129
Intel Corp                                               344,759           3,348       267,003           6,266      499,714
Intergraph Corp +                                          6,150             397         4,863             616        7,546
International Business Machines Corp                     536,909           5,369       404,017           7,470      562,118
International Flavors & Fragrances                        53,996             932        44,853           1,680       80,850
International Paper Co                                   112,959           1,146        87,526           1,635      124,873
Interpublic Group Cos Inc                                 25,491             659        22,488           1,166       39,790
ITT Corp                                                 125,775             998        97,305           1,485      144,788
James River Corp                                          24,945             789        19,429           1,085       26,718
Jefferson-Pilot Corp                                      36,195             457        26,049             614       34,998
Johnson & Johnson                                        375,118           5,133       291,298           9,719      551,553
Johnson Controls Inc                                      26,318             404        20,099             503       25,024
Jostens Inc                                                9,749             445         9,289             661       13,798
K Mart Corp                                               71,528           4,146        52,862           5,904       75,276
Kaufman & Broad Home Corp                                  4,826             334         4,885             449        6,567
Kellogg Co                                               124,055           1,762        95,368           3,403      184,187
Kerr-McGee Corp                                           32,593             464        23,374             657       33,096
KeyCorp                                                   77,981           2,223        64,467           3,419       99,151
Kimberly-Clark Corp                                       87,516           1,317        68,484           2,437      126,724
King World Productions +                                  14,001             266         9,476             579       20,627
Knight-Ridder Inc                                         38,577             521        28,590             679       37,260
Kroger Co +                                               31,684             963        25,279           1,744       45,780
Lilly (Eli) & Co                                         201,737           2,313       154,971           4,451      298,217
Limited Inc                                               64,225           2,910        50,925           5,480       95,900
Lincoln National Corp                                     46,795             833        33,632           1,199       48,410
Liz Claiborne Inc                                         15,819             686        11,062             995       16,044
Lockheed Corp                                             62,566             589        45,721             863       66,990

32                                                                            33

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                              SHARES          VALUE         SHARES          VALUE         SHARES
COMMON STOCKS (CONTINUED)
Longs Drug Stores Corp                                        37   $       1,175            80   $       2,540          240
Loral Corp                                                   221           9,033           421          17,208        1,021
Lotus Development Corp +                                      30           1,253           241          10,062          520
Louisiana Land & Exploration Co                               83           2,874           173           5,990          386
Louisiana-Pacific Corp                                       268           7,571           535          15,114        1,386
Lowe's Co Inc                                                100           3,363           678          22,798        1,620
Luby's Cafeterias Inc                                         45           1,024           113           2,571          270
M/A-Com Inc +                                                 45             309           112             770          214
Mallinckrodt Group Inc                                       184           6,026           362          11,856          925
Manor Care Inc                                                59           1,748           291           8,621          681
Marriott International                                       123           3,813           485          15,035        1,292
Marsh & McLennan Companies Inc                                80           6,560           282          23,124          796
Martin Marietta Inc                                          242          11,556           488          23,302        1,136
Masco Corp                                                   399          10,025           777          19,522        2,014
Mattel Inc                                                   147           3,289           873          19,533        2,273
Maxus Energy Corp +                                          285           1,104           570           2,209        1,417
May Co Department Stores Co                                  635          23,178         1,186          43,289        2,741
Maytag Corp                                                  262           4,323           480           7,920        1,272
MBNA Corp                                                     85           2,242           641          16,906        1,512
McDermott International Inc                                  144           4,032           252           7,056          680
McDonald's Corp                                              590          19,618         2,828          94,031        7,246
McDonnell Douglas Corp                                       282          15,792           521          29,176        1,481
McGraw-Hill Inc                                               36           2,538           247          17,414          559
MCI Communications                                           515          10,364         2,740          55,143        7,044
Mead Corp                                                    154           8,432           286          15,659          740
Medtronic Inc                                                100           6,000           466          27,960        1,174
Mellon Bank Corp                                             363          13,839           708          26,993        1,791
Melville Corp                                                260           8,450           528          17,160        1,268
Mercantile Stores Co Inc                                      90           3,746           154           6,410          417
Merck & Co Inc                                               972          41,189         5,122         217,045       12,997
Meredith Corp                                                 25           1,216            46           2,237          174
Merrill Lynch & Co Inc                                       408          16,728           921          37,761        2,370
Micron Technology Inc                                         88           5,456           406          25,172        1,034
Microsoft Corp +                                             459          28,917         2,412         151,956        6,066
Millipore Corp                                                75           3,984           141           7,491          282
Minnesota Mining & Manufacturing Co                          367          20,093         1,666          91,214        4,362
Mobil Corp                                                   998          86,826         1,929         167,823        4,812
Monsanto Co                                                  283          22,428           572          45,331        1,316
Moore Corp Ltd                                               250           4,625           495           9,158        1,204
Morgan (J P) & Co Inc                                        489          31,541           956          61,662        2,333
Morrison Knudsen Corp                                         55             426           221           1,713          353
Morton International Inc                                      82           2,399           638          18,662        1,549
Motorola Inc                                                 451          25,933         2,435         140,013        6,027
NACCO Industries Inc Class A                                  16             822            38           1,952          150

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Longs Drug Stores Corp                              $      7,620             178  $      5,652             266 $      8,446
Loral Corp                                                41,733             812        33,191           1,045       42,714
Lotus Development Corp +                                  21,710             427        17,827             759       31,688
Louisiana Land & Exploration Co                           13,365             262         9,072             399       13,815
Louisiana-Pacific Corp                                    39,155           1,024        28,928           1,457       41,160
Lowe's Co Inc                                             54,473           1,297        43,612           2,387       80,263
Luby's Cafeterias Inc                                      6,143             162         3,686             408        9,282
M/A-Com Inc +                                              1,471             254         1,746             328        2,255
Mallinckrodt Group Inc                                    30,294             672        22,008             958       31,375
Manor Care Inc                                            20,175             489        14,487             985       29,181
Marriott International                                    40,052           1,007        31,217           1,932       59,892
Marsh & McLennan Companies Inc                            65,272             637        52,234           1,107       90,774
Martin Marietta Inc                                       54,244             835        39,871           1,187       56,679
Masco Corp                                                50,602           1,446        36,331           2,034       51,104
Mattel Inc                                                50,858           1,786        39,962           3,365       75,292
Maxus Energy Corp +                                        5,491           1,065         4,127           2,058        7,975
May Co Department Stores Co                              100,047           2,245        81,943           3,513      128,225
Maytag Corp                                               20,988           1,003        16,550           1,418       23,397
MBNA Corp                                                 39,879           1,194        31,492           2,228       58,764
McDermott International Inc                               19,040             523        14,644             666       18,648
McDonald's Corp                                          240,930           5,599       186,167          10,597      352,350
McDonnell Douglas Corp                                    82,936           1,088        60,928           1,479       82,824
McGraw-Hill Inc                                           39,410             389        27,425             796       56,118
MCI Communications                                       141,761           5,490       110,486          10,279      206,865
Mead Corp                                                 40,515             552        30,222             732       40,077
Medtronic Inc                                             70,440             884        53,040           1,746      104,760
Mellon Bank Corp                                          68,282           1,307        49,829           1,896       72,285
Melville Corp                                             41,210             999        32,468           1,326       43,095
Mercantile Stores Co Inc                                  17,358             366        15,235             480       19,980
Merck & Co Inc                                           550,748          10,059       426,250          19,145      811,269
Meredith Corp                                              8,461             118         5,738             178        8,655
Merrill Lynch & Co Inc                                    97,170           1,777        72,857           2,508      102,828
Micron Technology Inc                                     64,108             829        51,398           1,565       97,030
Microsoft Corp +                                         382,158           4,642       292,446           8,810      555,030
Millipore Corp                                            14,981             179         9,509             398       21,144
Minnesota Mining & Manufacturing Co                      238,820           3,395       185,876           6,355      347,936
Mobil Corp                                               418,644           3,670       319,290           5,176      450,312
Monsanto Co                                              104,293           1,075        85,194           1,595      126,404
Moore Corp Ltd                                            22,274             906        16,761           1,311       24,254
Morgan (J P) & Co Inc                                    150,479           1,762       113,649           2,508      161,766
Morrison Knudsen Corp                                      2,736             333         2,581             447        3,464
Morton International Inc                                  45,308           1,188        34,749           2,224       65,052
Motorola Inc                                             346,553           4,672       268,640           8,951      514,683
NACCO Industries Inc Class A                               7,706              49         2,517             161        8,271

34                                                                            35

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                              SHARES          VALUE         SHARES          VALUE         SHARES
COMMON STOCKS (CONTINUED)
Nalco Chemical Co                                             71   $       2,441           225   $       7,734          652
National City Corp                                           373          10,351           704          19,536        1,850
National Medical Enterprises                                 416           6,448           766          11,873        1,991
National Semiconductor +                                     310           5,231           574           9,686        1,538
National Service Industries Inc                              137           3,682           247           6,638          564
NationsBank                                                  672          33,516         1,342          66,932        3,312
Navistar International Corp +                                181           2,625           359           5,206          902
NBD Bancorp Inc                                              406          12,637           783          24,371        1,882
New York Times Co Class A                                    262           5,633           505          10,858        1,254
Newell Co                                                    102           2,435           680          16,235        1,626
Newmont Mining Corp                                           24             867           299          10,801          860
Niagara Mohawk Power Corp                                    375           5,578           657           9,773        1,791
NICOR Inc                                                    142           3,515           252           6,237          597
Nike Inc Class B                                             180          12,938           383          27,528          842
NorAm Energy Corp                                            264           1,485           628           3,533        1,332
Nordstrom Inc                                                 19             803           319          13,478          894
Norfolk Southern Corp                                        342          22,615           676          44,701        1,685
Northern States Power Co                                     167           7,557           322          14,571          823
Northern Telecom Ltd                                         240           8,190         1,040          35,490        2,605
Northrop Grumman Corp                                        136           6,035           246          10,916          648
Norwest Corp                                                 808          20,806         1,463          37,672        3,520
Novell Inc +                                                 320           6,505         1,510          30,695        3,764
Nucor Corp                                                    27           1,515           402          22,562          862
NYNEX Corp                                                 1,052          41,291         2,053          80,580        5,135
Occidental Petroleum Corp                                    786          15,622         1,495          29,713        3,835
Ogden Corp                                                   101           2,159           213           4,553          564
Ohio Edison Co                                               393           8,253           747          15,687        1,878
ONEOK Inc                                                     47             811           114           1,967          295
Oracle Systems Corp +                                        462          14,495         1,857          58,248        4,634
Oryx Energy Co                                               245           2,695           441           4,851        1,139
Oshkosh B'Gosh Inc Class A                                    26             371            46             656          122
Outboard Marine Corp                                          35             735            79           1,659          216
Owens Corning Fiberglass +                                    26             874           213           7,162          493
PACCAR Inc                                                    93           4,092           206           9,064          526
Pacific Enterprises                                          198           4,851           372           9,114          972
Pacific Gas & Electric Co                                  1,073          27,496         2,096          53,710        5,330
Pacific Telesis Group                                      1,064          31,920         2,063          61,890        5,159
PacifiCorp                                                   694          13,273         1,360          26,010        3,530
Pall Corp                                                     78           1,570           468           9,419        1,172
Panhandle Eastern Corp                                       324           7,290           742          16,695        1,830
Parker Hannifin Corp                                         135           6,311           246          11,501          622
PECO Energy Co                                               563          15,060         1,072          28,676        2,750
Penney (J C) Co Inc                                          588          25,211         1,118          47,934        2,800
Pennzoil Co                                                  130           6,159           242          11,465          618

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Nalco Chemical Co                                   $     22,413             515   $    17,703           1,051   $   36,128
National City Corp                                        51,338           1,416        39,294           1,964       54,501
National Medical Enterprises                              30,861           1,554        24,087           2,124       32,922
National Semiconductor +                                  25,954           1,083        18,276           1,624       27,405
National Service Industries Inc                           15,158             459        12,336             593       15,937
NationsBank                                              165,186           2,555       127,431           3,541      176,607
Navistar International Corp +                             13,079             633         9,179             917       13,297
NBD Bancorp Inc                                           58,577           1,417        44,104           2,083       64,833
New York Times Co Class A                                 26,961             884        19,006           1,387       29,821
Newell Co                                                 38,821           1,295        30,918           2,375       56,703
Newmont Mining Corp                                       31,068             722        26,082           1,269       45,843
Niagara Mohawk Power Corp                                 26,641           1,324        19,695           1,837       27,325
NICOR Inc                                                 14,776             481        11,905             669       16,558
Nike Inc Class B                                          60,519             653        46,934           1,009       72,522
NorAm Energy Corp                                          7,493           1,193         6,711           1,623        9,129
Nordstrom Inc                                             37,772             639        26,998           1,243       52,517
Norfolk Southern Corp                                    111,421           1,231        81,400           1,712      113,206
Northern States Power Co                                  37,241             609        27,557             838       37,920
Northern Telecom Ltd                                      88,896           1,980        67,568           3,834      130,835
Northrop Grumman Corp                                     28,755             454        20,146             636       28,223
Norwest Corp                                              90,640           2,817        72,538           4,375      112,656
Novell Inc +                                              76,515           2,983        60,639           5,597      113,776
Nucor Corp                                                48,380             731        41,027           1,281       71,896
NYNEX Corp                                               201,549           3,837       150,602           5,439      213,481
Occidental Petroleum Corp                                 76,221           2,838        56,405           4,020       79,898
Ogden Corp                                                12,056             491        10,495             522       11,158
Ohio Edison Co                                            39,438           1,433        30,093           2,003       42,063
ONEOK Inc                                                  5,089             197         3,398             307        5,296
Oracle Systems Corp +                                    145,392           3,554       111,507           6,452      202,416
Oryx Energy Co                                            12,529             949        10,439           1,294       14,234
Oshkosh B'Gosh Inc Class A                                 1,739              81         1,154             216        3,078
Outboard Marine Corp                                       4,536             218         4,578             239        5,019
Owens Corning Fiberglass +                                16,577             319        10,726             652       21,924
PACCAR Inc                                                23,144             395        17,380             494       21,736
Pacific Enterprises                                       23,814             699        17,126           1,036       25,382
Pacific Gas & Electric Co                                136,581           3,956       101,373           5,581      143,013
Pacific Telesis Group                                    154,770           3,905       117,150           5,492      164,760
PacifiCorp                                                67,511           2,598        49,687           3,628       69,386
Pall Corp                                                 23,587             943        18,978           1,721       34,635
Panhandle Eastern Corp                                    41,175           1,381        31,073           1,693       38,093
Parker Hannifin Corp                                      29,079             453        21,178             634       29,640
PECO Energy Co                                            73,563           2,043        54,650           2,877       76,960
Penney (J C) Co Inc                                      120,050           2,076        89,009           3,035      130,126
Pennzoil Co                                               29,278             371        17,576             563       26,672

36                                                                            37

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Peoples Energy Corp                                           61   $       1,601           176   $       4,620          469
Pep Boys-Manny Moe & Jack                                     57           1,867           289           9,465          653
Pepsico Inc                                                  599          23,436         3,236         126,609        8,146
Perkin-Elmer Corp                                             27             773           214           6,126          469
Pfizer Inc                                                   235          19,446         1,296         107,244        3,285
Phelps Dodge Corp                                            174           9,483           328          17,876          884
Philip Morris Co Inc                                         676          41,067         3,548         215,541        8,903
Phillips Petroleum Co                                        158           5,273         1,080          36,045        2,688
Pioneer Hi Bred International Inc                             32           1,080           355          11,981          901
Pitney Bowes Inc                                             102           3,621           680          24,140        1,617
Pittston Services Group                                      123           3,075           210           5,250          540
Placer Dome Inc                                              192           3,912           946          19,275        2,453
PNC Bank Corp                                                586          14,943         1,116          28,458        2,872
Polaroid Corp                                                132           3,960           243           7,290          594
Potlatch Corp                                                 76           3,278           117           5,046          334
PPG Industries Inc                                           148           5,439           834          30,650        2,145
Praxair Inc                                                  161           3,643           546          12,353        1,367
Premark International Inc                                     61           2,638           292          12,629          608
Price/Costco Inc +                                           556           7,576           866          11,799        2,388
Procter & Gamble Co                                          523          34,780         2,794         185,801        7,047
Promus Co Inc +                                               54           1,931           399          14,264        1,008
Providian Corp                                               251           8,879           496          17,546        1,177
Public Services Enterprise Group                             629          18,320         1,206          35,125        3,004
Pulte Corp                                                    48           1,104           115           2,645          387
Quaker Oats Co                                               136           4,437           544          17,748        1,336
Ralston-Purina Group                                          51           2,435           396          18,909        1,005
Raychem Corp                                                 125           5,047           212           8,560          492
Raytheon Co                                                  362          25,521           671          47,306        1,570
Reebok International Ltd                                      95           3,479           320          11,720          798
Reynolds Metals Co                                           156           7,800           288          14,400          776
Rite Aid Corp                                                204           5,049           428          10,593        1,036
Roadway Services Inc                                          93           5,045           207          11,230          424
Rockwell International Corp                                  561          21,599         1,071          41,234        2,720
Rohm & Haas Co                                               169           9,485           323          18,128          745
Rollins Environmental Services                               131             671           338           1,732          543
Rowan Co Inc +                                               172           1,075           472           2,950        1,022
Rubbermaid Inc                                               106           3,352           683          21,600        1,707
Russell Corp                                                  73           2,208           210           6,353          539
Ryan's Family Steak House +                                  119             922           303           2,348          690
Ryder System Inc                                             186           4,325           362           8,417          956
SAFECO Corp                                                  160           8,800           291          16,005          782
Safety-Kleen Corp                                            126           2,079           284           4,686          718
Salomon Inc                                                  269           9,684           511          18,396        1,263
Santa Fe Energy Resources Inc                                183           1,647           406           3,654        1,117

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Peoples Energy Corp                                 $     12,311             366   $     9,608             420   $   11,025
Pep Boys-Manny Moe & Jack                                 21,386             481        15,753             949       31,080
Pepsico Inc                                              318,712           6,350       248,444          12,021      470,322
Perkin-Elmer Corp                                         13,425             322         9,217             655       18,749
Pfizer Inc                                               271,834           2,503       207,123           4,822      399,021
Phelps Dodge Corp                                         48,178             617        33,627             884       48,178
Philip Morris Co Inc                                     540,857           6,869       417,292          13,010      790,358
Phillips Petroleum Co                                     89,712           2,075        69,253           3,958      132,098
Pioneer Hi Bred International Inc                         30,409             692        23,355           1,296       43,740
Pitney Bowes Inc                                          57,404           1,300        46,150           2,348       83,354
Pittston Services Group                                   13,500             330         8,250             485       12,125
Placer Dome Inc                                           49,980           1,980        40,343           3,643       74,226
PNC Bank Corp                                             73,236           2,172        55,386           3,018       76,959
Polaroid Corp                                             17,820             429        12,870             576       17,280
Potlatch Corp                                             14,404             222         9,574             355       15,309
PPG Industries Inc                                        78,829           1,684        61,887           3,241      119,107
Praxair Inc                                               30,928           1,110        25,114           2,057       46,540
Premark International Inc                                 26,296             478        20,674           1,017       43,985
Price/Costco Inc +                                        32,537           1,733        23,612           2,829       38,545
Procter & Gamble Co                                      468,626           5,436       361,494          10,428      693,462
Promus Co Inc +                                           36,036             861        30,781           1,558       55,699
Providian Corp                                            41,636             855        30,246           1,242       43,936
Public Services Enterprise Group                          87,492           2,231        64,978           3,143       91,540
Pulte Corp                                                 8,901             213         4,899             320        7,360
Quaker Oats Co                                            43,587           1,118        36,475           2,078       67,795
Ralston-Purina Group                                      47,989             762        36,386           1,540       73,535
Raychem Corp                                              19,865             409        16,513             549       22,166
Raytheon Co                                              110,685           1,214        85,587           1,710      120,555
Reebok International Ltd                                  29,227             696        25,491           1,223       44,792
Reynolds Metals Co                                        38,800             568        28,400             791       39,550
Rite Aid Corp                                             25,641             814        20,147           1,059       26,210
Roadway Services Inc                                      23,002             375        20,344             600       32,550
Rockwell International Corp                              104,720           1,966        75,691           2,853      109,841
Rohm & Haas Co                                            41,813             612        34,349             939       52,701
Rollins Environmental Services                             2,783             604         3,096             793        4,064
Rowan Co Inc +                                             6,388             819         5,119           1,057        6,606
Rubbermaid Inc                                            53,984           1,341        42,409           2,433       76,944
Russell Corp                                              16,305             404        12,221             484       14,641
Ryan's Family Steak House +                                5,348             463         3,588             715        5,541
Ryder System Inc                                          22,227             673        15,647           1,037       24,110
SAFECO Corp                                               43,010             570        31,350             762       41,910
Safety-Kleen Corp                                         11,847             493         8,135             699       11,534
Salomon Inc                                               45,468           1,001        36,036           1,410       50,760
Santa Fe Energy Resources Inc                             10,053             848         7,632           1,149       10,341

38                                                                            39

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FEBRUARY 28, 1995
Portfolios of Investments


                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Santa Fe Pacific Corp                                        207   $       4,399           179   $       3,804          685
Santa Fe Pacific Gold Corp +                                 128           1,392           527           5,731        1,338
Sara Lee Corp                                                413          10,841         1,945          51,056        4,999
SCE Corp                                                   1,110          18,176         2,076          33,995        5,518
Schering-Plough Corp                                         188          14,735           756          59,252        2,007
Schlumberger Ltd                                             227          12,911           955          54,316        2,477
Scientific-Atlanta Inc                                        82           1,917           260           6,078          738
Scott Paper Co                                                80           6,340           283          22,428          820
Seagram Co Ltd                                               928          28,536         1,817          55,873        4,500
Sears Roebuck & Co                                           891          43,882         1,685          82,986        4,284
Service Corp International                                   224           6,300           398          11,194        1,133
Shared Medical System Corp                                    40           1,378           133           4,580          253
Shawmut National Corp                                        281           7,201           571          14,632        1,467
Sherwin Williams Co                                          227           7,633           426          14,324        1,031
Shoney's Inc +                                                97           1,067           160           1,760          434
Sigma Aldrich Corp                                            62           2,263           151           5,512          547
Silicon Graphics Inc +                                       117           4,051           590          20,429        1,420
Skyline Corp                                                  20             365            41             748          117
Snap-On Inc                                                  124           4,216           212           7,208          492
Sonat Inc                                                    228           6,612           402          11,658        1,038
Southern Co                                                1,636          33,743         3,167          65,319        7,879
Southwest Airlines Co                                         75           1,322           607          10,698        1,515
Southwestern Bell Corp                                       502          20,896         2,422         100,816        6,225
Springs Industries Inc Class A                                31           1,221            76           2,993          205
Sprint Corp                                                  877          25,652         1,674          48,965        3,830
SPX Corp                                                      22             336            43             656          121
St Jude Medical Inc                                           32           1,160           142           5,148          499
St Paul Co Inc                                               223          10,843           423          20,568        1,008
Stanley Works                                                129           5,208           215           8,681          516
Stone Container Corp +                                        33             771           406           9,490          898
Stride Rite Corp                                             113           1,455           198           2,549          535
Sun Co Inc                                                   262           7,631           530          15,436        1,280
Sun Microsystems Inc +                                       239           7,648           461          14,752        1,133
SunTrust Banks Inc                                           290          15,624           578          31,140        1,452
Super Value Inc                                              176           4,532           330           8,498          882
Sysco Corp                                                   148           4,200           768          21,792        1,903
Tandem Computers Inc +                                       275           4,675           566           9,622        1,373
Tandy Corp                                                   161           7,205           292          13,067          708
Tektronix Inc                                                 78           2,672           169           5,788          311
Tele-Communication Inc Class A +                             462          10,511         2,490          56,648        6,351
Teledyne Inc +                                               122           2,821           281           6,498          709
Temple-Inland Inc                                            147           7,185           281          13,734          729
Tenneco Inc                                                  421          19,156           821          37,356        2,102
Texaco Inc                                                   654          41,693         1,276          81,345        3,174

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Santa Fe Pacific Corp                               $     14,556             543   $    11,539           1,156   $   24,565
Santa Fe Pacific Gold Corp +                              14,551           1,052        11,441           1,959       21,304
Sara Lee Corp                                            131,224           3,899       102,349           7,358      193,148
SCE Corp                                                  90,357           4,061        66,499           5,799       94,959
Schering-Plough Corp                                     157,299           1,562       122,422           2,905      227,679
Schlumberger Ltd                                         140,879           1,929       109,712           3,732      212,258
Scientific-Atlanta Inc                                    17,251             634        14,820           1,114       26,040
Scott Paper Co                                            64,985             562        44,539           1,113       88,205
Seagram Co Ltd                                           138,375           3,395       104,396           4,848      149,076
Sears Roebuck & Co                                       210,987           3,167       155,975           4,481      220,689
Service Corp International                                31,866             826        23,231           1,091       30,684
Shared Medical System Corp                                 8,713             152         5,235             382       13,155
Shawmut National Corp                                     37,592           1,070        27,419           1,536       39,360
Sherwin Williams Co                                       34,667             760        25,555           1,080       36,315
Shoney's Inc +                                             4,774             284         3,124             583        6,413
Sigma Aldrich Corp                                        19,966             382        13,943             745       27,193
Silicon Graphics Inc +                                    49,168           1,145        39,646           2,160       74,790
Skyline Corp                                               2,135              74         1,351             128        2,336
Snap-On Inc                                               16,728             409        13,906             549       18,666
Sonat Inc                                                 30,102             836        24,244           1,081       31,349
Southern Co                                              162,504           5,970       123,131           8,405      173,353
Southwest Airlines Co                                     26,702           1,233        21,732           2,190       38,599
Southwestern Bell Corp                                   259,116           4,838       201,382           9,125      379,828
Springs Industries Inc Class A                             8,072             115         4,528             247        9,726
Sprint Corp                                              112,028           3,183        93,103           4,903      143,413
SPX Corp                                                   1,845              79         1,205             142        2,166
St Jude Medical Inc                                       18,089             327        11,854             675       24,469
St Paul Co Inc                                            49,014             721        35,059           1,057       51,397
Stanley Works                                             20,834             423        17,079             559       22,570
Stone Container Corp +                                    20,991             743        17,368           1,399       32,702
Stride Rite Corp                                           6,888             417         5,369             599        7,712
Sun Co Inc                                                37,280             987        28,746           1,342       39,086
Sun Microsystems Inc +                                    36,256             831        26,592           1,195       38,240
SunTrust Banks Inc                                        78,227           1,043        56,192           1,618       87,170
Super Value Inc                                           22,712             622        16,017             874       22,506
Sysco Corp                                                53,998           1,502        42,619           2,772       78,656
Tandem Computers Inc +                                    23,341           1,039        17,663           1,493       25,381
Tandy Corp                                                31,683             588        26,313             815       36,471
Tektronix Inc                                             10,652             225         7,706             460       15,755
Tele-Communication Inc Class A +                         144,485           4,856       110,474           9,342      212,531
Teledyne Inc +                                            16,396             489        11,308             680       15,725
Temple-Inland Inc                                         35,630             533        26,050             709       34,652
Tenneco Inc                                               95,641           1,672        76,076           2,149       97,780
Texaco Inc                                               202,343           2,365       150,769           3,341      212,989

40                                                                            41

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Texas Instruments Inc                                         36   $       2,835           358   $      28,193          999
Texas Utilities Co                                           570          18,739         1,103          36,261        2,795
Textron Inc                                                  230          12,593           453          24,802        1,069
Thomas & Betts Corp                                           33           2,199            77           5,130          237
Time Warner Inc                                              263          10,158         1,550          59,869        3,898
Times Mirror Co Class A                                      348           6,438           610          11,285        1,618
Timken Co                                                     79           2,834           170           6,099          362
TJX Companies Inc                                            178           2,403           332           4,482          774
Torchmark Corp                                               178           7,454           331          13,861          790
Toys R Us Inc +                                              209           5,826         1,197          33,366        2,982
Transamerica Corp                                            174           9,505           328          17,917          885
Travelers Inc                                                817          31,761         1,495          58,118        3,893
Tribune Co                                                    68           3,800           223          12,460          668
Trinova Corp                                                  50           1,350           116           3,132          333
TRW Inc                                                      163          10,717           319          20,974          814
Tyco International Inc                                        83           4,326           258          13,448          734
U.S. Bancorp                                                 250           6,281           495          12,437        1,208
U.S. Healthcare Inc                                          108           4,644           685          29,455        1,659
U.S. Life Corp                                                40           1,525           133           5,071          248
U.S. West Inc                                              1,144          44,330         2,183          84,591        5,516
Unicom Corp                                                  549          14,000         1,036          26,418        2,632
Union Camp Corp                                              172           8,858           326          16,789          858
Union Carbide Corp                                           390          11,164           744          21,297        1,867
Union Electric Co                                            254           9,620           498          18,862        1,308
Union Pacific Corp                                           509          26,595           998          52,146        2,447
Unisys Corp +                                                423           3,754           773           6,860        1,861
United Healthcare Corp                                       139           5,977           715          30,745        1,788
United States Surgical                                       149           3,129           282           5,922          740
United Technologies Corp                                     323          21,439           609          40,422        1,517
Unocal Corp                                                  623          17,678         1,151          32,660        2,964
UNUM Corp                                                    183           7,778           360          15,300          924
Upjohn Co                                                    428          15,087           826          29,117        2,119
USAir Group Inc +                                            129             758           336           1,974          525
USF & G Corp                                                 224           3,192           399           5,686        1,094
UST Inc                                                      134           3,987           798          23,741        2,052
USX - Marathon Group                                         702          11,408         1,391          22,604        3,570
USX - US Steel Group                                         182           6,052           360          11,970          947
Varity Corp +                                                127           4,636           214           7,811          494
VF Corp                                                      163           8,395           294          15,141          809
Viacom Inc Class B +                                         272          12,172         1,472          65,872        3,721
Wachovia Corp                                                425          14,769           824          28,634        2,091
Wal Mart Stores Inc                                        1,802          42,798         9,365         222,419       23,749
Walgreen Co                                                   90           4,253           479          22,633        1,253
Warner Lambert Co                                             59           4,506           569          43,457        1,393

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Texas Instruments Inc                               $     78,671             701  $     55,204           1,459 $    114,896
Texas Utilities Co                                        91,886           2,014        66,210           2,909       95,633
Textron Inc                                               58,528             784        42,924           1,186       64,934
Thomas & Betts Corp                                       15,790             169        11,260             251       16,723
Time Warner Inc                                          150,560           3,048       117,729           5,718      220,858
Times Mirror Co Class A                                   29,933           1,183        21,886           1,706       31,561
Timken Co                                                 12,987             326        11,695             366       13,130
TJX Companies Inc                                         10,449             650         8,775           1,006       13,581
Torchmark Corp                                            33,081             630        26,381           1,028       43,048
Toys R Us Inc +                                           83,123           2,287        63,750           4,304      119,974
Transamerica Corp                                         48,343             619        33,813             861       47,032
Travelers Inc                                            151,340           2,959       115,031           4,163      161,837
Tribune Co                                                37,325             510        28,496           1,038       57,998
Trinova Corp                                               8,991             221         5,967             475       12,825
TRW Inc                                                   53,521             599        39,384             818       53,784
Tyco International Inc                                    38,260             578        30,128           1,153       60,100
U.S. Bancorp                                              30,351             860        21,608           1,237       31,080
U.S. Healthcare Inc                                       71,337           1,319        56,717           2,397      103,071
U.S. Life Corp                                             9,455             157         5,986             279       10,637
U.S. West Inc                                            213,745           4,107       159,146           5,884      228,005
Unicom Corp                                               67,116           1,994        50,847           2,754       70,227
Union Camp Corp                                           44,187             621        31,982             862       44,393
Union Carbide Corp                                        53,443           1,326        37,957           1,993       57,050
Union Electric Co                                         49,541             966        36,587           1,358       51,434
Union Pacific Corp                                       127,856           1,830        95,618           2,673      139,664
Unisys Corp +                                             16,516           1,626        14,431           2,406       21,353
United Healthcare Corp                                    76,884           1,375        59,125           2,641      113,563
United States Surgical                                    15,540             540        11,340             693       14,553
United Technologies Corp                                 100,691           1,156        76,730           1,675      111,178
Unocal Corp                                               84,104           2,223        63,078           3,146       89,268
UNUM Corp                                                 39,270             666        28,305             955       40,588
Upjohn Co                                                 74,695           1,607        56,647           2,276       80,229
USAir Group Inc +                                          3,084             601         3,531             759        4,459
USF & G Corp                                              15,590             827        11,785           1,067       15,205
UST Inc                                                   61,047           1,630        48,493           3,041       90,470
USX - Marathon Group                                      58,013           2,643        42,949           3,685       59,881
USX - US Steel Group                                      31,488             663        22,045             949       31,554
Varity Corp +                                             18,031             422        15,403             552       20,148
VF Corp                                                   41,664             594        30,591             819       42,179
Viacom Inc Class B +                                     166,515           2,900       129,775           5,474      244,962
Wachovia Corp                                             72,662           1,577        54,801           2,162       75,130
Wal Mart Stores Inc                                      564,039          18,393       436,834          34,913      829,184
Walgreen Co                                               59,204             945        44,651           1,823       86,137
Warner Lambert Co                                        106,390           1,111        84,853           2,051      156,645

42                                                                            43

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Wells Fargo & Co                                             122   $      19,596           255   $      40,959          586
Wendy's International Inc                                    255           3,953           450           6,975        1,109
Western Atlas Inc +                                          132           5,445           243          10,024          667
Westinghouse Electric Corp                                   294           4,557         1,439          22,305        3,639
Westvaco Corp                                                168           6,636           322          12,719          848
Weyerhaeuser Co                                              510          20,783           974          39,691        2,547
Whirlpool Corp                                               180           9,788           383          20,826          942
Whitman Corp                                                  60           1,133           378           7,135        1,126
Williams Co Inc                                              257           7,389           401          11,529        1,139
Winn-Dixie Stores Inc                                         80           4,480           283          15,848          742
WMX Technologies Inc                                         422          11,130         1,953          51,510        5,014
Woolworth Corp                                               331           5,048           617           9,409        1,638
Worthington Industries Inc                                    33             664           357           7,185          903
Wrigley (Wm) Jr Co                                            79           3,565           469          21,164        1,207
Xerox Corp                                                   257          28,410           526          58,226        1,271
Yellow Corp                                                   49           1,035           116           2,451          373
Zenith Electronic Corp +                                      95             772           183           1,487          486
Zurn Industries Inc                                           22             396            43             774          119
                                                                   -------------                 -------------

LARGE CAPITALIZATION STOCKS - VALUE                                $   5,615,103                 $  15,432,182
                            - COST                                 $   5,466,362                 $  14,784,994

MEDIUM CAPITALIZATION STOCKS
Percent of Net Assets                                                       7.6%                          8.5%
3Com Corp +                                                   --   $          --           500   $      26,063           --
Adaptec Inc +                                                 --              --            --              --           --
ADC Telecommunication +                                      293          16,335           240          13,380          424
Adobe Systems Inc                                            619          22,129           510          18,233          906
AES Corp                                                     784          14,504           640          11,840        1,148
AFLAC Inc                                                  1,131          42,695           880          33,220        1,578
Airgas Inc +                                                  --              --            --              --           --
Albemarle Corp                                               713          10,160           560           7,980        1,012
Alexander & Baldwin Inc                                      504          10,962           390           8,483          714
Allegheny Ludlum Corp                                        772          16,309           610          12,886        1,086
Allegheny Power System Inc                                 1,284          30,174         1,010          23,735        1,809
Allmerica Property & Casualty Co Inc                          --              --            --              --           --
Allstate Corp                                                 --              --           700          19,250           --
Altera Corp +                                                230          13,081           180          10,238          309
Alumax Inc +                                                 489          13,998           380          10,878          673
AMBAC Inc                                                     --              --            --              --           --
American Medical Holdings Inc                                 --              --           500          12,750           --
American National Insurance Co                                --              --            --              --           --
American Power Conversion +                                1,000          17,938           780          13,991        1,394
American Premier Underwriter                                 504          12,411           390           9,604          713

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ----------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Wells Fargo & Co                                    $     94,126             514  $     82,561             652 $    104,728
Wendy's International Inc                                 17,190             913        14,152           1,461       22,646
Western Atlas Inc +                                       27,514             507        20,914             672       27,720
Westinghouse Electric Corp                                56,405           2,853        44,222           5,442       84,351
Westvaco Corp                                             33,496             609        24,056             836       33,022
Weyerhaeuser Co                                          103,790           1,855        75,591           2,666      108,640
Whirlpool Corp                                            51,221             663        36,051             910       49,481
Whitman Corp                                              21,253             848        16,006           1,607       30,332
Williams Co Inc                                           32,746             793        22,799           1,318       37,893
Winn-Dixie Stores Inc                                     41,552             563        31,528           1,111       62,216
WMX Technologies Inc                                     132,246           3,923       103,469           7,347      193,684
Woolworth Corp                                            24,980           1,250        19,063           1,735       26,459
Worthington Industries Inc                                18,173             749        15,074           1,402       28,215
Wrigley (Wm) Jr Co                                        54,466             895        40,387           1,777       80,187
Xerox Corp                                               140,831             995       110,237           1,422      157,664
Yellow Corp                                                7,880             290         6,126             324        6,845
Zenith Electronic Corp +                                   3,949             384         3,120             670        5,444
Zurn Industries Inc                                        2,142              76         1,368             135        2,430
                                                    ------------                   -----------                  -----------
LARGE CAPITALIZATION STOCKS - VALUE                 $ 38,877,110                  $ 29,681,327                 $ 49,078,489
                            - COST                  $ 36,982,045                  $ 28,123,022                 $ 46,324,761
MEDIUM CAPITALIZATION STOCKS
Percent of Net Assets                                       8.6%                          9.7%                         9.3%
3Com Corp +                                         $         --              --  $         --             400 $     20,850
Adaptec Inc +                                                 --              --            --             500       16,500
ADC Telecommunication +                                   23,638             304        16,948             280       15,610
Adobe Systems Inc                                         32,390             651        23,273             615       21,986
AES Corp                                                  21,238             798        14,763             750       13,875
AFLAC Inc                                                 59,570           1,158        43,715             685       25,859
Airgas Inc +                                                  --              --            --             300        7,763
Albemarle Corp                                            14,421             732        10,431             686        9,776
Alexander & Baldwin Inc                                   15,530             509        11,071             480       10,440
Allegheny Ludlum Corp                                     22,942             786        16,604             740       15,633
Allegheny Power System Inc                                42,512           1,319        30,997           1,230       28,905
Allmerica Property & Casualty Co Inc                          --              --            --             600       11,700
Allstate Corp                                                 --              --            --           1,000       27,500
Altera Corp +                                             17,574             224        12,740             220       12,513
Alumax Inc +                                              19,265             493        14,112             470       13,454
AMBAC Inc                                                     --              --            --             300       12,188
American Medical Holdings Inc                                 --              --            --             700       17,850
American National Insurance Co                                --              --            --             100        5,000
American Power Conversion +                               25,005           1,009        18,099             960       17,220
American Premier Underwriter                              17,558             508        12,510             480       11,820

44                                                                            45

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
American Re Corp +                                            --   $          --           400   $      13,650           --
American Water Works Co Inc                                   --              --            --              --           --
Amphenol Corp Class A +                                       --              --            --              --           --
AmSouth Bancorp                                               --              --            --              --           --
Anadarko Petroleum Corp                                      639          28,036           500          21,938          901
Analog Devices Inc +                                         801          20,125           630          15,829        1,153
AnnTaylor Stores Inc +                                       247           8,151           195           6,435          351
Aon Corp                                                   1,090          37,878           860          29,885        1,560
Apache Corp                                                  662          16,550           520          13,000          949
Applied Materials Inc +                                      900          41,513           720          33,210        1,291
Arco Chemical Co                                              --              --            --              --           --
Argonaut Group Inc                                            --              --            --              --           --
Arrow Electronics Inc +                                      493          20,460           396          16,434          699
Atlanta Gas & Light Co                                       269           9,079           220           7,425          399
Atlantic Energy Inc                                          569          10,811           460           8,740          830
Atmel Corp +                                                 481          16,414           380          12,968          683
AutoZone Inc +                                                --              --         1,000          26,500           --
Avnet Inc                                                    430          16,663           350          13,563          614
Bancorp Hawaii Inc                                           474          13,272           360          10,080          657
Bandag Inc                                                    --              --            --              --           --
Bandag Inc Class A                                            --              --            --              --           --
Bank of New York Inc +                                     2,039          68,307           810          27,135        2,903
Bank South Corp                                               --              --            --              --           --
Battle Mountain Gold Co                                      878           8,341           690           6,555        1,245
Bay Networks Inc +                                         1,162          36,458           920          28,865        1,650
BayBanks Inc                                                  --              --            --              --           --
BB & T Financial Corp                                         --              --            --              --           --
Bear Stearns & Co Inc                                      1,296          24,300           980          18,375        1,770
Beckman Instruments Inc                                      294           8,967           250           7,625          450
Bed Bath & Beyond Inc +                                       --              --            --              --           --
Belo (A H) Corp                                              228          12,854           170           9,584          307
Bergen Brunswig Corp Class A                                  20             546            16             436           29
Best Buy Co Inc +                                             --              --            --              --           --
Betz Labs Inc                                                296          13,135           240          10,650          427
Biogen Inc +                                                 359          14,809           280          11,550          491
BMC Software Inc +                                           278          17,862           220          14,135          383
Bob Evans Farms Inc                                          468           9,945           360           7,650          652
Bowater Inc                                                  395          13,134           310          10,308          552
Brinker International Inc +                                  756          15,026           590          11,726        1,071
Brooklyn Union Gas Co                                        510          12,495           400           9,800          719
Burlington Industries Inc +                                  729           8,019           577           6,347        1,036
Cabletron Systems Inc +                                      750          29,719           610          24,171        1,090
Cabot Corp                                                   405          13,770           320          10,880          586
Cadence Design System Inc +                                  437          11,198           350           8,969          645

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
American Re Corp +                                  $         --              --  $         --             400 $     13,650
American Water Works Co Inc                                   --              --            --             300        8,850
Amphenol Corp Class A +                                       --              --            --             300        7,388
AmSouth Bancorp                                               --              --            --             500       14,563
Anadarko Petroleum Corp                                   39,531             646        28,343             415       18,208
Analog Devices Inc +                                      28,969             831        20,879             765       19,221
AnnTaylor Stores Inc +                                    11,583             253         8,349             237        7,821
Aon Corp                                                  54,210           1,125        39,094             650       22,588
Apache Corp                                               23,725             684        17,100             635       15,875
Applied Materials Inc +                                   59,547             916        42,251             565       26,061
Arco Chemical Co                                              --              --            --             100        4,250
Argonaut Group Inc                                            --              --            --             200        6,150
Arrow Electronics Inc +                                   29,009             510        21,165             475       19,713
Atlanta Gas & Light Co                                    13,466             279         9,416             260        8,775
Atlantic Energy Inc                                       15,770             590        11,210             550       10,450
Atmel Corp +                                              23,307             494        16,858             463       15,800
AutoZone Inc +                                                --              --            --           1,000       26,500
Avnet Inc                                                 23,793             459        17,786             415       16,081
Bancorp Hawaii Inc                                        18,396             477        13,356             435       12,180
Bandag Inc                                                    --              --            --             100        6,000
Bandag Inc Class A                                            --              --            --             100        5,338
Bank of New York Inc +                                    97,251           2,088        69,948           1,260       42,210
Bank South Corp                                               --              --            --             600       11,250
Battle Mountain Gold Co                                   11,828             895         8,503             845        8,028
Bay Networks Inc +                                        51,769           1,194        37,462             718       22,527
BayBanks Inc                                                  --              --            --             200       12,550
BB & T Financial Corp                                         --              --            --             400       12,750
Bear Stearns & Co Inc                                     33,188           1,330        24,938             740       13,875
Beckman Instruments Inc                                   13,725             305         9,303             280        8,540
Bed Bath & Beyond Inc +                                       --              --            --             200        4,850
Belo (A H) Corp                                           17,307             222        12,515             220       12,403
Bergen Brunswig Corp Class A                                 796              21           564              19          525
Best Buy Co Inc +                                             --              --            --             300        6,488
Betz Labs Inc                                             18,948             307        13,623             305       13,534
Biogen Inc +                                              20,254             361        14,891             345       14,231
BMC Software Inc +                                        24,608             288        18,504             270       17,348
Bob Evans Farms Inc                                       13,855             472        10,030             450        9,563
Bowater Inc                                               18,354             407        13,533             375       12,469
Brinker International Inc +                               21,286             771        15,324             730       14,509
Brooklyn Union Gas Co                                     17,616             514        12,593             490       12,005
Burlington Industries Inc +                               11,396             749         8,239             702        7,722
Cabletron Systems Inc +                                   43,191             777        30,789             525       20,803
Cabot Corp                                                19,924             416        14,144             395       13,430
Cadence Design System Inc +                               16,528             465        11,916             440       11,275

46                                                                            47

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Callaway Golf Co                                             298   $      10,058           290   $       9,788          529
Cardinal Health Inc                                          441          21,830           340          16,830          609
Caremark International Inc                                    --              --            --              --           --
CBI Industries                                               406           9,846           320           7,760          589
Centocor Inc +                                               546          10,408           440           8,388          781
Central Fidelity Banks Inc                                   417          11,363           330           8,993          600
Century Telephone Enterprise                                 567          17,648           460          14,318          828
Chesapeake Corp                                              256           8,448           200           6,600          361
Chicago & North Western Holdings Corp +                       --              --            --              --           --
Chiron Corp +                                                224          13,608           173          10,510          306
Chris-Craft Industries Inc +                                 296          10,508           240           8,520          452
Cincinnati Financial Corp                                     --              --           400          22,500           --
Cintas Corp                                                  510          19,380           400          15,200          720
Circus Circus Entertainment Inc +                            929          24,386           730          19,163        1,322
Cirrus Logic Corp +                                          317          10,659           240           8,070          448
Clayton Homes Inc                                            817          14,604           650          11,619        1,145
Clear Channel Communications Inc +                            --              --            --              --           --
CMS Energy Corp                                              921          22,104           740          17,760        1,314
CNA Financial Corp +                                          --              --            --              --           --
Coca-Cola Enterprises                                      1,412          28,946         1,110          22,755        1,988
Coltec Industries +                                           --              --            --              --           --
Comdisco Inc                                                 411          10,481           330           8,415          594
Comerica Inc                                               1,289          36,253         1,010          28,406        1,813
Commerce Bancshares Inc                                       --              --            --              --           --
Compass Bankshares Inc                                        --              --            --              --           --
Compuware Corp +                                              --              --           400          14,700           --
Comsat Corp                                                  510           9,053           400           7,100          719
Conner Peripherals Inc +                                     545           5,382           430           4,246          780
Conseco Inc                                                   --              --            --              --           --
Consolidated Papers Inc                                      486          23,510           380          18,383           --
Consolidated Stores Corp +                                                                  --              --          670
Cordis Corp +                                                165          10,725           140           9,100          243
Countrywide Credit & Industries Inc                           --              --            --              --           --
Cox Communications Inc Class A +                             190           3,254           333           5,703          884
Cracker Barrel Old Country Store Inc                         649          14,724           510          11,571          911
Crestar Financial Corp                                       402          17,336           320          13,800          585
Crompton & Knowles Corp                                      550           9,281           440           7,425          785
CUC International Inc +                                    1,207          42,547           970          34,193        1,755
Cypress Semiconductor +                                      400          11,350           320           9,080          582
Danaher Corp                                                 600          17,700           480          14,160          862
Dauphin Deposit Corp                                         360           9,090           270           6,818          492
Dean Foods Co                                                424          13,144           340          10,540          607
Dell Computer Corp +                                         405          16,808           330          13,695          587

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Callaway Golf Co                                    $     17,854             378  $     12,758             358 $     12,083
Cardinal Health Inc                                       30,146             454        22,473             419       20,741
Caremark International Inc                                    --              --            --             600       10,500
CBI Industries                                            14,283             419        10,161             395        9,579
Centocor Inc +                                            14,888             566        10,789             520        9,913
Central Fidelity Banks Inc                                16,350             430        11,718             405       11,036
Century Telephone Enterprise                              25,772             588        18,302             565       17,586
Chesapeake Corp                                           11,913             266         8,778             250        8,250
Chicago & North Western Holdings Corp +                       --              --            --             400       10,000
Chiron Corp +                                             18,590             225        13,669             213       12,940
Chris-Craft Industries Inc +                              16,046             307        10,899             305       10,828
Cincinnati Financial Corp                                     --              --            --             300       16,875
Cintas Corp                                               27,360             515        19,570             490       18,620
Circus Circus Entertainment Inc +                         34,703             962        25,253             595       15,619
Cirrus Logic Corp +                                       15,064             333        11,197             305       10,256
Clayton Homes Inc                                         20,467             845        15,104             781       13,960
Clear Channel Communications Inc +                            --              --            --             100        5,688
CMS Energy Corp                                           31,536             954        22,896             885       21,240
CNA Financial Corp +                                          --              --            --             100        7,388
Coca-Cola Enterprises                                     40,754           1,448        29,684             855       17,528
Coltec Industries +                                           --              --            --             500        8,563
Comdisco Inc                                              15,147             424        10,812             395       10,073
Comerica Inc                                              50,991           1,323        37,209             840       23,625
Commerce Bancshares Inc                                       --              --            --             300        9,225
Compass Bankshares Inc                                        --              --            --             300        8,250
Compuware Corp +                                              --              --            --             400       14,700
Comsat Corp                                               12,762             514         9,124             490        8,698
Conner Peripherals Inc +                                   7,703             565         5,579             520        5,135
Conseco Inc                                                   --              --            --             200        7,125
Consolidated Papers Inc                                       --             490        23,704             270       13,061
Consolidated Stores Corp +                                32,411              --            --             500        9,500
Cordis Corp +                                             15,795             183        11,895             155       10,075
Countrywide Credit & Industries Inc                           --              --            --             800       13,000
Cox Communications Inc Class A +                          15,139             647        11,080             433        7,415
Cracker Barrel Old Country Store Inc                      20,668             671        15,223             625       14,180
Crestar Financial Corp                                    25,228             415        17,897             385       16,603
Crompton & Knowles Corp                                   13,247             570         9,619             530        8,944
CUC International Inc +                                   61,864           1,250        44,063             780       27,495
Cypress Semiconductor +                                   16,514             412        11,691             385       10,924
Danaher Corp                                              25,429             622        18,349             580       17,110
Dauphin Deposit Corp                                      12,423             362         9,141             345        8,711
Dean Foods Co                                             18,817             437        13,547             405       12,555
Dell Computer Corp +                                      24,361             417        17,306             385       15,978

48                                                                            49

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Delmarva Power & Light Co                                    640   $      12,720           510   $      10,136          903
Dentsply International Inc                                    --              --            --              --           --
Department 56 Inc +                                           --              --            --              --           --
Diamond Shamrock R&M Inc                                     304           7,600           250           6,250          435
Diebold Inc                                                  340          12,028           260           9,198          471
Dole Food Inc                                                646          16,796           510          13,260          908
Dollar General Corp                                          482          16,750           380          13,205          684
Dr Pepper / Seven-Up Co Inc +                                 --              --            --              --           --
Duracell International Inc                                    --              --           500          20,813           --
Eckerd (Jack) Corp +                                          --              --            --              --           --
Edison Brothers Stores Inc                                    --              --            --              --          347
Edwards (A G) & Sons Inc                                     655          14,738           520          11,700          917
El Paso Natural Gas Co                                       398          12,239           320           9,840          556
Electronic Arts Inc +                                         --              --            --              --           --
EMC Corp +                                                 2,058          35,243         1,620          27,743        2,897
Energy Service Co Inc +                                       --              --            --              --           --
Ennis Business Forms Inc                                      --              --            --              --          247
Enron Oil & Gas Co                                            --              --            --              --           --
Enterra Corp +                                                --              --            --              --          423
Equifax Inc                                                  805          24,854           650          20,069        1,171
Equitable Co Inc                                              --              --           100           2,238           --
Equitable of Iowa Co                                          --              --            --              --           --
Equity Residential Properties Trust                           --              --            --              --           --
Ethyl Corp                                                 1,031          10,568         1,010          10,353        1,829
Exabyte Corp +                                                --              --            --              --          340
Family Dollar Stores Inc                                     620           8,060           480           6,240          857
Fastenal Co                                                   --              --            --              --           --
Federal Mogul Corp                                           396           7,722           300           5,850          553
Federal Realty Investment Trust                               --              --            --              --           --
Federal Signal Corp                                          498          10,209           390           7,995          707
Federated Department Stores Inc +                             --              --         1,000          22,000           --
Ferro Corp                                                   305           7,816           250           6,406          436
FHP International Corp +                                     424          11,395           340           9,138          603
Fifth Third Bancorp                                          663          34,145           530          27,295          951
Fingerhut Co                                                 505           8,269           400           6,550          714
Finova Group Inc                                              --              --            --              --           --
First America Bank Corp                                      647          21,917           510          17,276          909
First American Corp - Tennessee                               --              --            --              --           --
First Bancorp of Ohio Inc                                     --              --            --              --           --
First Bank System Inc                                      1,266          49,216           990          38,486        1,789
First Brands Corp                                            243           9,113           190           7,125          347
First Empire State Corp                                       --              --            --              --           --
First Financial Management Corp                              662          45,761           420          29,033          949
First Hawaiian Inc                                            --              --            --              --           --

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Delmarva Power & Light Co                           $     17,947             648  $     12,879             615 $     12,223
Dentsply International Inc                                    --              --            --             200        6,650
Department 56 Inc +                                           --              --            --             200        7,750
Diamond Shamrock R&M Inc                                  10,875             330         8,250             315        7,875
Diebold Inc                                               16,662             341        12,063             325       11,497
Dole Food Inc                                             23,608             668        17,368             625       16,250
Dollar General Corp                                       23,769             495        17,201             464       16,124
Dr Pepper / Seven-Up Co Inc +                                 --              --            --             500       16,438
Duracell International Inc                                    --              --            --             700       29,138
Eckerd (Jack) Corp +                                          --              --            --             200        5,250
Edison Brothers Stores Inc                                 5,465              --            --              --           --
Edwards (A G) & Sons Inc                                  20,633             677        15,233             625       14,063
El Paso Natural Gas Co                                    17,097             411        12,638             385       11,839
Electronic Arts Inc +                                         --              --            --             500       10,750
EMC Corp +                                                49,611           2,107        36,082           1,280       21,920
Energy Service Co Inc +                                       --              --            --             500        5,875
Ennis Business Forms Inc                                   3,396              --            --              --           --
Enron Oil & Gas Co                                            --              --            --             400        8,350
Enterra Corp +                                             7,614              --            --              --           --
Equifax Inc                                               36,155             836        25,812             770       23,774
Equitable Co Inc                                              --              --            --             700       15,663
Equitable of Iowa Co                                          --              --            --             300        9,975
Equity Residential Properties Trust                           --              --            --             200        5,425
Ethyl Corp                                                18,747           1,308        13,407           1,230       12,608
Exabyte Corp +                                             6,418              --            --              --           --
Family Dollar Stores Inc                                  11,141             627         8,151             595        7,735
Fastenal Co                                                   --              --            --             200        9,350
Federal Mogul Corp                                        10,784             398         7,761             380        7,410
Federal Realty Investment Trust                               --              --            --             300        6,338
Federal Signal Corp                                       14,494             502        10,291             480        9,840
Federated Department Stores Inc +                             --              --            --             800       17,600
Ferro Corp                                                11,173             331         8,482             315        8,072
FHP International Corp +                                  16,206             436        11,718             409       10,992
Fifth Third Bancorp                                       48,977             686        35,329             435       22,403
Fingerhut Co                                              11,692             509         8,335             480        7,860
Finova Group Inc                                              --              --            --             300       10,050
First America Bank Corp                                   30,792             669        22,662             625       21,172
First American Corp - Tennessee                               --              --            --             300       10,294
First Bancorp of Ohio Inc                                     --              --            --             300        7,050
First Bank System Inc                                     69,547           1,284        49,916             920       35,765
First Brands Corp                                         13,013             252         9,450             230        8,625
First Empire State Corp                                       --              --            --             100       16,550
First Financial Management Corp                           65,600             684        47,282             435       30,069
First Hawaiian Inc                                            --              --            --             300        8,100

50                                                                            51
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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
First Security Corp                                          516   $      13,029           420   $      10,605          750
First Tennessee National Corp                                354          14,691           270          11,205          485
First USA Inc                                                 --              --           400          14,750           --
First Virginia Banks Inc                                     359          12,655           280           9,870          491
Firstar Corp                                                  --              --           400          12,000           --
Fiserv Inc +                                                 417          10,946           330           8,663          599
Flightsafety International                                   356          15,798           270          11,981          487
Florida Progress Corp                                      1,015          31,846           800          25,100        1,434
Flowers Industries Inc                                       404           7,424           320           5,880          586
Food Lion Inc Class A                                         --              --            --              --           --
Food Lion Inc Class B                                         --              --            --              --           --
Forest Labs Inc Class A +                                    482          24,462           370          18,778          666
Foundation Health Corp +                                     609          18,194           482          14,400          865
Fourth Financial Corp                                         --              --            --              --           --
Franklin Resources Inc                                       896          34,720           700          27,125        1,263
Freeport-McMoRan Inc                                       1,529          27,522         1,180          21,240        2,107
Freeport-McMoRan Copper & Gold Inc                            19             399            14             294           26
Frontier Corp                                                783          17,911           630          14,411        1,122
Fruit of the Loom Inc Class A +                              814          19,027           650          15,194        1,154
Fuller (H B) Co                                               --              --            --              --          225
Fund American Enterprises Inc +                               --              --            --              --           --
GATX Corp                                                    223           9,951           170           7,586          302
Gaylord Entertainment Co Class A                              --              --            --              --           --
GEICO Corp                                                    --              --           300          14,663           --
GenCorp Inc                                                   --              --            --              --          485
Genentech Inc +                                               --              --           400          20,100           --
General Instrument Corp +                                     --              --           600          19,050           --
General Motors Corp Class E                                2,788         106,990         1,030          39,526        3,991
General Motors Corp Class H                                   --              --           700          26,338           --
General Nutrition Co Inc +                                    --              --            --              --           --
Genzyme Corp - General Division +                            263          10,191           210           8,138          367
Genzyme Corp - Tissue Repair +                                35             140            --              --           49
Geon Co +                                                     --              --            --              --           --
Georgia Gulf Corp                                            437          13,110           360          10,800          645
Gibson Greeting Inc                                           --              --            --              --          244
Glatfelter (P H) Co                                          486           8,870           380           6,935          669
Glenayre Technologies Inc +                                   --              --            --              --           --
Global Marine Inc +                                           --              --            --              --        2,515
Goulds Pumps Inc                                              --              --            --              --          315
GP Financial Corp                                             --              --            --              --           --
Granite Construction Inc                                      --              --            --              --          180
Green Tree Financial Inc                                      --              --           500          19,125           --
GTECH Holdings Corp +                                         --              --            --              --           --
Hancock Fabrics                                               --              --            --              --          342

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
First Security Corp                                 $     18,938             535  $     13,509             500 $     12,625
First Tennessee National Corp                             20,128             350        14,525             340       14,110
First USA Inc                                                 --              --            --             500       18,438
First Virginia Banks Inc                                  17,308             361        12,725             345       12,161
Firstar Corp                                                  --              --            --             600       18,000
Fiserv Inc +                                              15,724             429        11,261             395       10,369
Flightsafety International                                21,611             357        15,842             345       15,309
Florida Progress Corp                                     44,992           1,039        32,599             980       30,748
Flowers Industries Inc                                    10,768             416         7,644             385        7,074
Food Lion Inc Class A                                         --              --            --           2,200       12,375
Food Lion Inc Class B                                         --              --            --           1,600        9,400
Forest Labs Inc Class A +                                 33,800             486        24,665             260       13,195
Foundation Health Corp +                                  25,842             626        18,702             586       17,507
Fourth Financial Corp                                         --              --            --             300        9,919
Franklin Resources Inc                                    48,941             913        35,379             565       21,894
Freeport-McMoRan Inc                                      37,926           1,557        28,026             970       17,460
Freeport-McMoRan Copper & Gold Inc                           546              19           399              18          378
Frontier Corp                                             25,666             797        18,231             750       17,156
Fruit of the Loom Inc Class A +                           26,975             844        19,729             780       18,233
Fuller (H B) Co                                            7,481              --            --              --           --
Fund American Enterprises Inc +                               --              --            --             100        7,463
GATX Corp                                                 13,477             217         9,684             210        9,371
Gaylord Entertainment Co Class A                              --              --            --             300        7,875
GEICO Corp                                                    --              --            --             400       19,550
GenCorp Inc                                                6,548              --            --              --           --
Genentech Inc +                                               --              --            --             300       15,075
General Instrument Corp +                                     --              --            --             900       28,575
General Motors Corp Class E                              153,155           2,876       110,367           1,700       65,238
General Motors Corp Class H                                   --              --            --             600       22,575
General Nutrition Co Inc +                                    --              --            --             400        9,600
Genzyme Corp - General Division +                         14,221             272        10,540             250        9,688
Genzyme Corp - Tissue Repair +                               196              36           144              33          132
Geon Co +                                                     --              --            --             300        8,700
Georgia Gulf Corp                                         19,350             465        13,950             440       13,200
Gibson Greeting Inc                                        2,288              --            --              --           --
Glatfelter (P H) Co                                       12,209             489         8,924             470        8,578
Glenayre Technologies Inc +                                   --              --            --             200        8,050
Global Marine Inc +                                       10,374              --            --              --           --
Goulds Pumps Inc                                           6,773              --            --              --           --
GP Financial Corp                                             --              --            --             400        9,350
Granite Construction Inc                                   3,544              --            --              --           --
Green Tree Financial Inc                                      --              --            --             400       15,300
GTECH Holdings Corp +                                         --              --            --             400        7,950
Hancock Fabrics                                            3,933              --            --              --           --



52                                                                            53
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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Hanna (M A) Co                                               387   $       9,433           300   $       7,313          545
Hannaford Brothers Co                                        436          11,227           360           9,270          645
Harley-Davidson Inc                                          818          22,086           650          17,550        1,159
Harsco Corp                                                  269          11,634           210           9,083          374
Hartford Steam Boiler Inspection                             230           9,775           180           7,650          309
Hawaiian Electric Industries Inc                             292           9,636           240           7,920          423
HBO & Co                                                      --              --            --              --           --
Health & Retirement Property Trust                            --              --            --              --           --
Health Care & Retirement Corp +                               --              --            --              --           --
Health Care Property Investors Inc                            --              --            --              --           --
Health Management Associates Inc Class A +                    --              --            --              --           --
HealthCare Compare Corp +                                    384          12,192           290           9,208          516
Healthsource Inc +                                            --              --            --              --           --
Healthsouth Rehabilitation Corp +                            304          12,236           250          10,063          460
Healthtrust Inc +                                             --              --           500          18,125           --
Heilig-Meyers Co                                             524          12,380           410           9,686          734
Hibernia Corp Class A                                         --              --            --              --           --
Hillenbrand Industries Inc                                    --              --            --              --           --
Home Shopping Network Inc +                                1,025           9,097           810           7,189        1,444
HON Industries Inc                                           353          10,590           270           8,100          484
Hormel Foods Corp                                             --              --            --              --           --
Hospitality Franchise Systems Inc +                           --              --            --              --           --
Host Marriot Corp +                                           --              --            --              --           --
Houghton Mifflin Co                                          152           6,536           120           5,160          230
Hubbell Inc Class B                                          366          19,764           283          15,282          504
Humana Inc +                                                  --              --         1,300          30,875           --
Hunt (J B) Transport Services                                 --              --            --              --          596
Huntington Bancshares Inc                                     --              --         1,000          18,500           --
IBP Inc                                                      516          16,448           410          13,069          726
ICN Pharmaceuticals Inc                                       --              --            --              --           --
Idaho Power Co                                               402          10,100           320           8,040          585
IES Industries Inc                                            --              --            --              --           --
Illinois Central Corp                                        474          16,057           360          12,195          657
Illinova Corp                                                813          19,004           650          15,194        1,153
IMC Fertilizer Group +                                       309          14,446           250          11,688          465
Indiana Energy Inc                                            --              --            --              --          352
Infinity Broadcasting Corp Class A +                          --              --            --              --           --
Information Resources Inc +                                   --              --            --              --          403
Informix Corp +                                              695          26,236           560          21,140        1,009
Integra Financial Corp                                        --              --            --              --           --
Integrated Device Technology Inc +                            --              --            --              --           --
Intelligent Electronics                                       --              --            --              --          540
International Dairy Queen Class A +                           --              --            --              --          369

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Hanna (M A) Co                                      $     13,284             400  $      9,750             375 $      9,141
Hannaford Brothers Co                                     16,609             465        11,974             440       11,330
Harley-Davidson Inc                                       31,293             844        22,788             790       21,330
Harsco Corp                                               16,176             279        12,067             260       11,245
Hartford Steam Boiler Inspection                          13,133             224         9,520             220        9,350
Hawaiian Electric Industries Inc                          13,959             303         9,999             280        9,240
HBO & Co                                                      --              --            --             300       11,550
Health & Retirement Property Trust                            --              --            --             500        7,250
Health Care & Retirement Corp +                               --              --            --             300        9,300
Health Care Property Investors Inc                            --              --            --             300        9,000
Health Management Associates Inc Class A +                    --              --            --             300        7,988
HealthCare Compare Corp +                                 16,383             396        12,573             365       11,589
Healthsource Inc +                                            --              --            --             300       13,050
Healthsouth Rehabilitation Corp +                         18,515             330        13,283             315       12,679
Healthtrust Inc +                                             --              --            --             500       18,125
Heilig-Meyers Co                                          17,341             544        12,852             500       11,813
Hibernia Corp Class A                                         --              --            --           1,100        8,525
Hillenbrand Industries Inc                                    --              --            --             300        8,438
Home Shopping Network Inc +                               12,816           1,049         9,310             980        8,698
HON Industries Inc                                        14,520             354        10,620             335       10,050
Hormel Foods Corp                                             --              --            --             400       10,700
Hospitality Franchise Systems Inc +                           --              --            --             300        8,513
Host Marriot Corp +                                           --              --            --           1,200       13,200
Houghton Mifflin Co                                        9,890             155         6,665             145        6,235
Hubbell Inc Class B                                       27,216             367        19,818             151        8,154
Humana Inc +                                                  --              --            --           1,100       26,125
Hunt (J B) Transport Services                             11,622              --            --              --           --
Huntington Bancshares Inc                                     --              --            --             900       16,650
IBP Inc                                                   23,141             521        16,607             500       15,938
ICN Pharmaceuticals Inc                                       --              --            --             500        7,188
Idaho Power Co                                            14,698             415        10,427             385        9,673
IES Industries Inc                                            --              --            --             300        8,213
Illinois Central Corp                                     22,256             477        16,158             435       14,736
Illinova Corp                                             26,951             843        19,705             780       18,233
IMC Fertilizer Group +                                    21,739             335        15,661             300       14,025
Indiana Energy Inc                                         6,600              --            --              --           --
Infinity Broadcasting Corp Class A +                          --              --            --             300       10,575
Information Resources Inc +                                6,095              --            --              --           --
Informix Corp +                                           38,090             719        27,142             390       14,723
Integra Financial Corp                                        --              --            --             300       12,825
Integrated Device Technology Inc +                            --              --            --             300       11,438
Intelligent Electronics                                    4,995              --            --              --           --
International Dairy Queen Class A +                        6,642              --            --              --           --

54                                                                            55

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
International Game Technology                              1,397   $      19,558         1,100   $      15,400        1,972
International Multifoods Corp                                 --              --            --              --          274
International Technology Corp +                               --              --            --              --          551
Intuit Inc +                                                  --              --            --              --           --
Iowa Illinois Gas & Electric Co                              307           6,677           250           5,438          463
IPALCO Enterprises Inc                                       405          13,314           320          10,520          588
ITEL Corp +                                                   --              --            --              --           --
IVAX Corp                                                    930          20,111           740          16,003        1,323
Jacobs Engineering Group Inc +                                --              --            --              --          373
Jefferson Smurfit Corp +                                      --              --           900          17,663           --
John Alden Financial Corp                                     --              --            --              --           --
Kansas City Power & Light Co                                 667          15,925           530          12,654          955
Kansas City Southern Industries                              481          17,737           370          13,644          665
Kaydon Corp                                                   --              --            --              --          250
Kelly Services Inc Class A                                   406          12,891           320          10,160          589
Kemper Corp                                                  363          14,611           290          11,673          520
Kennametal Inc                                                --              --            --              --          411
Keystone International Inc                                   383           7,133           300           5,588          541
KLA Instruments Corp +                                        --              --            --              --           --
Kohls Corp +                                                 393          16,113           310          12,710          552
La Quinta Inns Inc                                            --              --            --              --           --
Lafarge Corp                                                  --              --            --              --           --
Laidlaw Inc Class B                                           --              --            --              --        4,261
Lam Research Corp +                                           --              --            --              --           --
Lancaster Colony Corp                                        338          11,577           260           8,905          470
Lance Inc                                                     --              --            --              --          478
Lands' End Inc +                                              --              --            --              --          547
Lawson Products Inc                                           --              --            --              --          197
Lawter International Inc                                      --              --            --              --          677
LDDS Communications +                                      1,308          30,656         1,030          24,141        1,858
Lee Enterprises Inc                                          249           8,995            --              --          354
Legent Corp +                                                373          10,817           300           8,700          531
Leggett & Platt Inc                                          429          17,535           350          14,306          637
Lehman Brothers Holdings                                      --              --           800          14,500           --
Leucadia National Corp                                        --              --            --              --           --
LG&E Energy Corp                                             364          14,151           280          10,885          496
LIN Broadcasting Corp +                                       --              --           200          25,875           --
Lincoln Telecommunications                                    --              --            --              --          490
Linear Technology Corp                                       393          21,419           310          16,895          550
Litton Industries Inc +                                      501          18,287           390          14,235          708
Loctite Corp                                                 385          17,710           300          13,800          542
Loews Corp                                                    --              --           300          29,138           --
Lone Star Steakhouse & Saloon +                               --              --            --              --           --
Longview Fibre Co                                            554           9,834           440           7,810          790

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE

COMMON STOCKS (CONTINUED)
International Game Technology                       $     27,608           1,417  $     19,838           1,345 $     18,830
International Multifoods Corp                              5,103              --            --              --           --
International Technology Corp +                            1,515              --            --              --           --
Intuit Inc +                                                  --              --            --             100        6,625
Iowa Illinois Gas & Electric Co                           10,070             333         7,243             315        6,851
IPALCO Enterprises Inc                                    19,331             418        13,742             385       12,657
ITEL Corp +                                                   --              --            --             200        6,975
IVAX Corp                                                 28,610             963        20,825             895       19,354
Jacobs Engineering Group Inc +                             7,367              --            --              --           --
Jefferson Smurfit Corp +                                      --              --            --             700       13,738
John Alden Financial Corp                                     --              --            --             300        8,625
Kansas City Power & Light Co                              22,801             690        16,474             645       15,399
Kansas City Southern Industries                           24,522             485        17,884             460       16,963
Kaydon Corp                                                6,875              --            --              --           --
Kelly Services Inc Class A                                18,701             419        13,303             385       12,224
Kemper Corp                                               20,930             365        14,691             345       13,886
Kennametal Inc                                            11,097              --            --              --           --
Keystone International Inc                                10,076             396         7,376             365        6,798
KLA Instruments Corp +                                        --              --            --             200       11,600
Kohls Corp +                                              22,632             404        16,564             379       15,539
La Quinta Inns Inc                                            --              --            --             300        7,463
Lafarge Corp                                                  --              --            --             300        5,363
Laidlaw Inc Class B                                       34,621              --            --              --           --
Lam Research Corp +                                           --              --            --             200        8,000
Lancaster Colony Corp                                     16,098             340        11,645             328       11,234
Lance Inc                                                  8,246              --            --              --           --
Lands' End Inc +                                           9,094              --            --              --           --
Lawson Products Inc                                        5,221              --            --              --           --
Lawter International Inc                                   8,716              --            --              --           --
LDDS Communications +                                     43,547           1,343        31,477           1,260       29,531
Lee Enterprises Inc                                       12,788             255         9,212              --           --
Legent Corp +                                             15,399             386        11,194             355       10,295
Leggett & Platt Inc                                       26,037             442        18,067             415       16,963
Lehman Brothers Holdings                                      --              --            --             700       12,688
Leucadia National Corp                                        --              --            --             200        9,325
LG&E Energy Corp                                          19,282             366        14,228             345       13,412
LIN Broadcasting Corp +                                       --              --            --             300       38,813
Lincoln Telecommunications                                 7,963              --            --              --           --
Linear Technology Corp                                    29,975             405        22,073             375       20,438
Litton Industries Inc +                                   25,842             503        18,360             479       17,484
Loctite Corp                                              24,932             397        18,262             365       16,790
Loews Corp                                                    --              --            --             400       38,850
Lone Star Steakhouse & Saloon +                               --              --            --             200        4,950
Longview Fibre Co                                         14,023             575        10,206             530        9,408

56                                                                            57

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
LSI Logic Corp +                                             536   $      29,212           430   $      23,435          771
LTV Corp +                                                    --              --           800          12,300           --
Lubrizol Corp                                                729          24,422           560          18,760        1,017
Lukens Inc                                                    --              --            --              --          230
Lyondell Petrochemical                                       876          21,134           680          16,405        1,217
Magma Power Co +                                             112           4,319            90           3,471          157
MagneTek Inc +                                                --              --            --              --          367
Manpower Inc                                                  --              --           600          17,550           --
MAPCO Inc                                                    337          18,409           260          14,203          468
Marion Merrell Dow Inc                                        --              --           600          14,925           --
Mark IV Industries Inc                                       474           9,480           370           7,400          658
Marshall & Ilsley Corp                                     1,058          21,954           840          17,430        1,503
Marvel Entertainment Group Inc +                              --              --            --              --           --
Maxim Integrated Products Inc +                               --              --            --              --           --
MAXXAM Inc +                                                  --              --            --              --          128
MBIA Inc                                                      --              --           300          18,600           --
McCormick & Co Inc                                           888          19,647           700          15,488        1,255
McFrugals Bargains Closeouts +                                --              --            --              --          438
McKesson Corp                                                 --              --            --              --           --
MCN Corp                                                     616          11,319           500           9,188          930
Measurex Corp                                                 --              --            --              --          286
Media General Inc Class A                                    280           8,820           220           6,930          410
Meditrust Corp                                                --              --            --              --           --
Mentor Graphics Corp +                                        --              --            --              --          752
Mercantile Bancorp                                           436          16,078           370          13,644          669
Mercantile Bankshares                                        503          10,500           390           8,141          713
Mercury Financial Corp                                        --              --            --              --           --
Mercury General Corp                                          --              --            --              --           --
Meridian Bancorp Inc                                         635          19,447           490          15,006          897
Meyer (Fred) Inc +                                            --              --            --              --           --
MFS Communications Inc +                                      --              --            --              --           --
MGIC Investment Corp                                          --              --           400          15,250           --
Michael Foods Inc                                             --              --            --              --          229
Michaels Stores Inc +                                         --              --            --              --           --
Michigan National Corp                                        --              --            --              --           --
Micro Warehouse Inc +                                         --              --            --              --           --
Microchip Technology Inc +                                    --              --            --              --           --
Mid-American Waste Systems Inc +                              --              --            --              --          372
Mid Atlantic Medical Services +                               --              --            --              --           --
Midlantic Corp Inc                                            --              --           100           3,075           --
Miller (Herman) Inc                                          269           5,884           210           4,594          374
Minnesota Power & Light Co                                   349           9,030           270           6,986          480
Mirage Resorts Inc +                                         995          23,756           780          18,623        1,389
Modine Manufacturing Co                                      309          10,120           250           8,188          465

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
LSI Logic Corp +                                    $     42,020             556  $     30,302             310   $   16,895
LTV Corp +                                                    --              --            --           1,100       16,913
Lubrizol Corp                                             34,070             742        24,857             500       16,750
Lukens Inc                                                 6,584              --            --              --           --
Lyondell Petrochemical                                    29,360             892        21,520             845       20,386
Magma Power Co +                                           6,054             116         4,473             107        4,126
MagneTek Inc +                                             5,322              --            --              --           --
Manpower Inc                                                  --              --            --             500       14,625
MAPCO Inc                                                 25,565             338        18,463             300       16,388
Marion Merrell Dow Inc                                        --              --            --             900       22,388
Mark IV Industries Inc                                    13,160             478         9,560             435        8,700
Marshall & Ilsley Corp                                    31,187           1,083        22,472           1,020       21,165
Marvel Entertainment Group Inc +                              --              --            --             400        6,250
Maxim Integrated Products Inc +                               --              --            --             300        9,863
MAXXAM Inc +                                               3,680              --            --              --           --
MBIA Inc                                                      --              --            --             400       24,800
McCormick & Co Inc                                        27,767             905        20,023             855       18,917
McFrugals Bargains Closeouts +                             7,446              --            --              --           --
McKesson Corp                                                 --              --            --             300       11,063
MCN Corp                                                  17,089             670        12,311             600       11,025
Measurex Corp                                              6,828              --            --              --           --
Media General Inc Class A                                 12,915             290         9,135             270        8,505
Meditrust Corp                                                --              --            --             300        9,600
Mentor Graphics Corp +                                     9,964              --            --              --           --
Mercantile Bancorp                                        24,669             464        17,110             440       16,225
Mercantile Bankshares                                     14,884             508        10,605             480       10,020
Mercury Financial Corp                                        --              --            --             800       12,800
Mercury General Corp                                          --              --            --             200        6,250
Meridian Bancorp Inc                                      27,471             642        19,661             605       18,528
Meyer (Fred) Inc +                                            --              --            --             200        6,375
MFS Communications Inc +                                      --              --            --             200        6,950
MGIC Investment Corp                                          --              --            --             600       22,875
Michael Foods Inc                                          2,748              --            --              --           --
Michaels Stores Inc +                                         --              --            --             200        6,200
Michigan National Corp                                        --              --            --             100       10,188
Micro Warehouse Inc +                                         --              --            --             100        2,875
Microchip Technology Inc +                                    --              --            --             400       10,100
Mid-American Waste Systems Inc +                           2,093              --            --              --           --
Mid Atlantic Medical Services +                               --              --            --             400        8,200
Midlantic Corp Inc                                            --              --            --             500       15,375
Miller (Herman) Inc                                        8,181             279         6,103             260        5,688
Minnesota Power & Light Co                                12,420             350         9,056             335        8,668
Mirage Resorts Inc +                                      33,162           1,004        23,971             935       22,323
Modine Manufacturing Co                                   15,229             335        10,971             300        9,825

58                                                                            59

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Molex Inc                                                    851   $      28,721           675   $      22,781        1,211
Molex Inc Class A                                             --              --            --              --           --
Montana Power Co                                             563          13,371           460          10,925          824
Morgan Stanley Group                                         874          58,886           370          24,929        1,191
Morrison Restaurants +                                       385          10,299           300           8,025          543
Multimedia Inc +                                             401          15,238           320          12,160          584
Murphy Oil Corp                                              493          21,569           380          16,625          677
Mylan Laboratories                                           869          27,156           680          21,250        1,210
Nabisco Holdings Corp Class A +                               --              --            --              --           --
Nabors Industries Inc +                                       --              --            --              --        1,285
National Education Corp +                                     52             156           118             354          270
National Fuel Gas Co                                         400          10,900           320           8,720          582
National Gypsum Co +                                          --              --            --              --           --
National Health Labs Inc +                                   917          12,723           720           9,990        1,310
National Pizza Company +                                      --              --            --              --          374
National Presto Industries Inc                                --              --            --              --          116
NCH Corp                                                      --              --            --              --          124
Nellcor Inc +                                                 --              --            --              --          250
Network Systems Corp +                                       311           1,749           250           1,406          467
Nevada Power Co                                              444           9,213           360           7,470          652
New England Electric System                                  695          22,935           560          18,480        1,008
New Plan Realty Trust                                         --              --            --              --           --
New World Communications Group Inc +                          --              --            --              --           --
New York State Electric & Gas                                772          16,598           610          13,115        1,087
NEXTEL Communications Class A +                            1,068          12,950           880          10,670        1,588
Nine West Group Inc +                                         --              --            --              --           --
NIPSCO Industries Inc                                        702          22,201           560          17,710        1,015
Noble Affiliates Inc                                         538          13,719           430          10,965          773
Nordson Corp                                                 214          11,931           160           8,920          293
Northeast Utilities                                        1,340          30,485         1,070          24,343        1,916
Northern Trust Corp                                          567          19,278           460          15,640          828
Northwest Airlines Corp Class A +                             --              --            --              --           --
Novacare Corp +                                               --              --            --              --          975
Novellus Systems Inc +                                        --              --            --              --           --
Octel Communications Corp +                                   --              --            --              --          365
OEA Inc                                                       --              --            --              --          308
Office Depot Inc +                                         1,538          35,951         1,250          29,219        2,242
Officemax Inc +                                               --              --            --              --           --
Ohio Casualty Corp                                            --              --            --              --           --
Oklahoma Gas & Electric Co                                   429          15,176           340          12,028          612
Old Kent Financial Corp                                       --              --            --              --           --
Old National Bancorp                                          --              --            --              --           --
Old Republic International Corp                               --              --            --              --           --

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
COMMON STOCKS (CONTINUED)
Molex Inc                                           $     40,871             880  $     29,700             318   $   10,733
Molex Inc Class A                                             --              --            --             400       12,700
Montana Power Co                                          19,570             584        13,870             540       12,825
Morgan Stanley Group                                      80,244             891        60,031             545       36,719
Morrison Restaurants +                                    14,525             398        10,647             375       10,031
Multimedia Inc +                                          22,192             414        15,732             385       14,630
Murphy Oil Corp                                           29,619             497        21,744             470       20,563
Mylan Laboratories                                        37,813             885        27,656             535       16,719
Nabisco Holdings Corp Class A +                               --              --            --             400       11,100
Nabors Industries Inc +                                    8,513              29           192              --           --
National Education Corp +                                    810             212           636             353        1,059
National Fuel Gas Co                                      15,860             412        11,227             385       10,491
National Gypsum Co +                                          --              --            --             200        9,850
National Health Labs Inc +                                18,176             950        13,181             885       12,279
National Pizza Company +                                   2,338             284         1,775              --           --
National Presto Industries Inc                             4,930              81         3,443              --           --
NCH Corp                                                   7,595              89         5,451              --           --
Nellcor Inc +                                              8,500             175         5,950              --           --
Network Systems Corp +                                     2,627             327         1,839             250        1,406
Nevada Power Co                                           13,529             472         9,794             450        9,338
New England Electric System                               33,264             718        23,694             690       22,770
New Plan Realty Trust                                         --              --            --             500       10,438
New World Communications Group In  c +                        --              --            --             300        4,725
New York State Electric & Gas                             23,371             787        16,921             740       15,910
NEXTEL Communications Class A +                           19,255           1,101        13,350           1,025       12,428
Nine West Group Inc +                                         --              --            --             200        5,625
NIPSCO Industries Inc                                     32,099             740        23,403             675       21,347
Noble Affiliates Inc                                      19,712             558        14,229             520       13,260
Nordson Corp                                              16,335             208        11,596             185       10,314
Northeast Utilities                                       43,589           1,386        31,532           1,290       29,348
Northern Trust Corp                                       28,152             588        19,992             565       19,210
Northwest Airlines Corp Class A +                             --              --            --             500       12,313
Novacare Corp +                                            8,409             710         6,124              --           --
Novellus Systems Inc +                                        --              --            --             200       10,550
Octel Communications Corp +                                8,486             270         6,278              --           --
OEA Inc                                                    7,700             223         5,575              --           --
Office Depot Inc +                                        52,407           1,567        36,629             980       22,908
Officemax Inc +                                               --              --            --             400       10,000
Ohio Casualty Corp                                            --              --            --             200        6,750
Oklahoma Gas & Electric Co                                21,650             442        15,636             415       14,681
Old Kent Financial Corp                                       --              --            --             400       12,650
Old National Bancorp                                          --              --            --             200        7,000
Old Republic International Corp                               --              --            --             400        9,900

60                                                                            61

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Olin Corp                                                    235   $      11,956           180   $       9,158          339
Olsten Corp                                                  461          15,847           350          12,031          645
Omnicom Group                                                394          20,931           310          16,469          560
Oregon Steel Mills Inc                                        --              --            --              --          299
Outback Steakhouse Inc +                                      --              --            --              --           --
Overseas Shipholding Group                                   393           9,088           310           7,169          550
Owens-Illinois Inc +                                          --              --            --              --           --
Oxford Health Plans Inc +                                     --              --            --              --           --
PacifiCare Health Systems Inc Class A +                      289          20,013           240          16,620          420
PacifiCare Health Systems Inc Class B +                       --              --            --              --           --
Paging Network Inc +                                          --              --            --              --           --
Painewebber Group Inc                                         --              --            --              --           --
Parametric Technology Corp +                                 610          23,333           480          18,360          871
Parker & Parsley Petroleum                                   376           6,862           297           5,420          534
Parker Drilling Co +                                          --              --            --              --          844
Paychex Inc                                                  337          13,817           260          10,660          468
Pentair Inc                                                   --              --            --              --          288
Perrigo Co +                                                 812          11,267           650           9,019        1,152
PetSmart Inc +                                                --              --            --              --           --
PHH Corp                                                     178           6,675           150           5,625          257
Phillips Van Heusen Corp                                      --              --            --              --          410
Physician Corp of America +                                   --              --            --              --           --
Pinnacle West Capital Corp                                   941          20,232           750          16,125        1,334
Policy Management Systems Corp +                             248          11,191           170           7,671          303
Portland General Corp                                        540          11,003           430           8,761          775
Potomac Electric Power Co                                  1,282          24,839         1,010          19,569        1,806
Precision Castparts Corp                                      --              --            --              --          300
Premier Industrial Corp                                       --              --            --              --           --
Primadonna Resorts Inc +                                      --              --            --              --           --
Progressive Corp Ohio                                        782          30,400           620          24,103        1,097
Property Trust of America                                     --              --            --              --           --
Provident Life & Accident Insurance Class B +                497          11,680           390           9,165          706
Public Service Company of Colorado                           661          20,243           530          16,231          949
Public Service Company of New Mexico +                        --              --            --              --          650
Puget Sound Power & Light Co                                 683          14,770           540          11,678          971
Quaker State Corp                                             --              --            --              --          419
Qualcomm Inc +                                                --              --            --              --           --
Quantum Corp +                                                --              --            --              --          690
Questar Corp                                                 427          12,330           340           9,818          610
Ranger Oil Ltd                                                --              --            --              --        1,508

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Olin Corp                                           $     17,247             229  $     11,650             230   $   11,701
Olsten Corp                                               22,172             459        15,778             444       15,263
Omnicom Group                                             29,750             405        21,516             379       20,134
Oregon Steel Mills Inc                                     4,971             199         3,308              --           --
Outback Steakhouse Inc +                                      --              --            --             300        7,838
Overseas Shipholding Group                                12,719             405         9,366             375        8,672
Owens-Illinois Inc +                                          --              --            --             900        9,450
Oxford Health Plans Inc +                                     --              --            --             100        9,100
PacifiCare Health Systems Inc Cla  ss A +                 29,085             300        20,775              80        5,540
PacifiCare Health Systems Inc Cla  ss B +                     --              --            --             100        7,025
Paging Network Inc +                                          --              --            --             300        9,975
Painewebber Group Inc                                         --              --            --             700       12,163
Parametric Technology Corp +                              33,316             621        23,753             385       14,726
Parker & Parsley Petroleum                                 9,746             386         7,045             362        6,607
Parker Drilling Co +                                       4,115             619         3,018              --           --
Paychex Inc                                               19,188             338        13,858             300       12,300
Pentair Inc                                               12,366             203         8,716              --           --
Perrigo Co +                                              15,984             842        11,683             780       10,823
PetSmart Inc +                                                --              --            --             300       10,425
PHH Corp                                                   9,638             197         7,388             175        6,563
Phillips Van Heusen Corp                                   6,868             290         4,858              --           --
Physician Corp of America +                                   --              --            --             400        8,900
Pinnacle West Capital Corp                                28,681             974        20,941             905       19,458
Policy Management Systems Corp +                          13,673             258        11,642             240       10,830
Portland General Corp                                     15,791             560        11,410             520       10,595
Potomac Electric Power Co                                 34,991           1,316        25,498           1,230       23,831
Precision Castparts Corp                                   6,975             213         4,952              --           --
Premier Industrial Corp                                       --              --            --             400        9,550
Primadonna Resorts Inc +                                      --              --            --             300        6,975
Progressive Corp Ohio                                     42,646             797        30,983             450       17,494
Property Trust of America                                     --              --            --             500        8,375
Provident Life & Accident Insuran  ce Class B +           16,591             501        11,774             480       11,280
Public Service Company of Colorad  o                      29,063             684        20,948             635       19,447
Public Service Company of New Mex  ico +                   8,369             470         6,051              --           --
Puget Sound Power & Light Co                              20,998             706        15,267             655       14,164
Quaker State Corp                                          6,076             299         4,336              --           --
Qualcomm Inc +                                                --              --            --             300        8,775
Quantum Corp +                                            10,178             485         7,154              --           --
Questar Corp                                              17,614             440        12,705             430       12,416
Ranger Oil Ltd                                             8,860           1,103         6,480              --           --

62                                                                            63

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Rayonier Inc                                                 256   $       7,680           250   $       7,500          462
Readers Digest Association Class A                            --              --           600          27,600           --
Readers Digest Association Class B                            --              --            --              --           --
Regions Financial                                            435          14,355           350          11,550          619
Reliastar Financial Corp                                      --              --            --              --           --
Republic New York Corp                                        --              --           300          14,963           --
Revco DS Inc +                                                --              --            --              --           --
Reynolds & Reynolds Co Class A                               473          13,067           360           9,945          656
Rhone-Poulenc Rorer Inc                                       --              --           300          12,225           --
RJR Nabisco Holdings Corp +                                  854           4,804         7,717          43,408        3,526
Rohr Industries Inc +                                         --              --            --              --          287
Rollins Inc                                                  388           9,797           310           7,828          545
Rouse Co                                                      --              --            --              --           --
RPM Inc                                                      623          11,448           490           9,004          859
Ruddick Corp                                                  --              --            --              --          357
Safeway Inc +                                                 --              --            --              --           --
Savannah Foods & Industries                                   --              --            --              --          410
Sbarro Inc                                                    --              --            --              --          319
SCANA Corp                                                   513          22,636           410          18,091          723
Scherer (R P) Corp +                                          --              --            --              --           --
Schulman (A) Inc                                             403          11,486           320           9,120          586
Schwab (Charles) Corp                                        626          27,779           490          21,744          862
Scripps (E W) Co                                              --              --            --              --           --
Seagate Technology Inc +                                     778          18,672           610          14,640        1,093
Seagull Energy Corp +                                        391           6,598           310           5,231          548
Sealed Air Corp                                               --              --            --              --          303
Sensormatic Electronics                                      735          20,856           570          16,174        1,023
Sequa Corp Class A                                           110           3,094            --              --          137
Sequent Computer Systems +                                   340           5,823            --              --          471
Service Merchandise Co +                                     771           3,759            --              --        1,516
Shaw Industries Inc                                        1,560          24,375         1,230          19,219        2,215
Signet Banking Corp                                           --              --           500          18,188           --
Simon Property Group Inc                                      --              --            --              --           --
Sizzler International Inc                                    254           1,619            --              --          434
Smith International Inc                                      414           5,537            --              --          597
Smucker (J M) Co Class A                                     305           7,168            --              --          436
Solectron Corp +                                              --              --            --              --           --
Sonoco Products +                                            941          22,819           740          17,945        1,334
Sotheby's Holdings Inc Class A                               611           6,874            --              --          848
Southdown Inc +                                              175           2,888            --              --          253
Southern National Corp                                        --              --            --              --           --
Southern New England Telecom Corp                            687          22,757           550          18,219          975
Southern Pacific Rail Corp +                                  --              --            --              --           --
Southland Corp +                                              --              --            --              --           --

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Rayonier Inc                                        $     13,860             326  $      9,780             319   $    9,570
Readers Digest Association Class   A                          --              --            --             600       27,600
Readers Digest Association Class   B                          --              --            --             200        8,400
Regions Financial                                         20,427             464        15,312             440       14,520
Reliastar Financial Corp                                      --              --            --             300       10,238
Republic New York Corp                                        --              --            --             400       19,950
Revco DS Inc +                                                --              --            --             400        7,350
Reynolds & Reynolds Co Class A                            18,122             476        13,150             450       12,431
Rhone-Poulenc Rorer Inc                                       --              --            --             500       20,375
RJR Nabisco Holdings Corp +                               19,834           2,557        14,383           7,593       42,711
Rohr Industries Inc +                                      3,229             207         2,329              --           --
Rollins Inc                                               13,761             400        10,100             375        9,469
Rouse Co                                                      --              --            --             500        9,875
RPM Inc                                                   15,784             629        11,558             595       10,933
Ruddick Corp                                               7,274             262         5,338              --           --
Safeway Inc +                                                 --              --            --             300       10,763
Savannah Foods & Industries                                5,381             290         3,806              --           --
Sbarro Inc                                                 7,816             219         5,366              --           --
SCANA Corp                                                31,902             518        22,857             490       21,621
Scherer (R P) Corp +                                          --              --            --             200        9,175
Schulman (A) Inc                                          16,701             416        11,856             385       10,973
Schwab (Charles) Corp                                     38,251             632        28,045             405       17,972
Scripps (E W) Co                                              --              --            --             200        5,825
Seagate Technology Inc +                                  26,232             793        19,032             750       18,000
Seagull Energy Corp +                                      9,248             403         6,801             375        6,328
Sealed Air Corp                                           12,688             218         9,129              --           --
Sensormatic Electronics                                   29,028             748        21,225             685       19,437
Sequa Corp Class A                                         3,853             102         2,869              --           --
Sequent Computer Systems +                                 8,066             341         5,840              --           --
Service Merchandise Co +                                   7,391           1,111         5,416              --           --
Shaw Industries Inc                                       34,609           1,605        25,078           1,000       15,625
Signet Banking Corp                                           --              --            --             500       18,188
Simon Property Group Inc                                      --              --            --             300        7,313
Sizzler International Inc                                  2,767             319         2,034              --           --
Smith International Inc                                    7,985             427         5,711              --           --
Smucker (J M) Co Class A                                  10,246             331         7,779              --           --
Solectron Corp +                                              --              --            --             400        9,650
Sonoco Products +                                         32,350             974        23,620             905       21,946
Sotheby's Holdings Inc Class A                             9,540             623         7,009              --           --
Southdown Inc +                                            4,175             178         2,937              --           --
Southern National Corp                                        --              --            --             500       11,188
Southern New England Telecom Corp                         32,297             710        23,519             680       22,525
Southern Pacific Rail Corp +                                  --              --            --             700       12,513
Southland Corp +                                              --              --            --           1,600        6,650

64                                                                            65

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
SouthTrust Corp                                              871   $      17,964           680   $      14,025        1,237
Southwestern Public Service Co                               433          12,611           350          10,194          617
St Joe Paper Co                                               --              --            --              --           --
Standard Federal Bank                                         --              --            --              --           --
Standard Register Co                                         301           5,249            --              --          432
Stanhome Inc                                                 220           6,160           170           4,760          299
Staples Inc +                                                621          15,059           510          12,368          895
Star Banc Corp                                                --              --            --              --           --
Starbucks Corp +                                              --              --            --              --           --
State Street Boston Corp                                     819          26,106           650          20,719        1,185
Sterling Chemicals Inc +                                     612           6,885            --              --          849
Stewart & Stevenson Services                                 364          12,012           280           9,240          495
Stop & Shop Co Inc +                                          --              --            --              --           --
Storage Technology Corp +                                    478          10,397           370           8,048          662
Stratacom Inc +                                               --              --            --              --           --
Strattec Security Corp +                                      10             128            28             362           72
Stratus Computer Inc +                                       261           6,884           210           5,539          366
Structural Dynamics Research +                               303           2,235            --              --          434
Stryker Corp                                                 524          22,794           410          17,835          734
Student Loan Marketing Association                            --              --           700          25,813           --
Sunamerica Inc                                                --              --            --              --           --
Sunbeam-Oster Co Inc                                          --              --            --              --           --
Sundstrand Corp                                              363          16,607           280          12,810          495
Sungard Data Systems Inc +                                    --              --            --              --           --
Superior Industries International Inc                        322           8,775           260           7,085          454
Surgical Care Affiliates +                                   415           8,715            --              --          598
Sybase Inc +                                                  --              --           300          12,225           --
Sybron International Corp +                                   --              --            --              --           --
Symantec Corp +                                              378           7,466            --              --          536
Symbol Technologies Inc +                                    260           6,793           210           5,486          390
Synovus Financial Corp                                        --              --            --              --           --
T Rowe Price Associates                                       --              --            --              --           --
Tambrands Inc                                                397          17,170           310          13,408          554
TCA Cable TV Inc                                             266           6,949            --              --          371
TECO Energy Inc                                            1,265          27,198           990          21,285        1,789
Tecumseh Products Co Class A                                 241          11,267           190           8,883          345
Teleflex Inc                                                 175           6,497            --              --          254
Telephone & Data Systems Inc                                 566          25,824           450          20,531          827
Tellabs Inc +                                                 --              --           300          15,600           --
Teradyne Inc +                                               388          14,114           310          11,276          545
Thermo Electron Corp +                                       548          25,962           434          20,561          779
Thiokol Inc                                                  216           5,589            --              --          295
Tidewater Inc                                                565          11,088           450           8,831          825
Tiffany & Co                                                 163           5,135            --              --          240

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
SouthTrust Corp                                     $     25,513             887  $     18,294             835 $     17,222
Southwestern Public Service Co                            17,970             462        13,456             415       12,087
St Joe Paper Co                                               --              --            --             100        5,975
Standard Federal Bank                                         --              --            --             300        8,925
Standard Register Co                                       7,533             312         5,441              --           --
Stanhome Inc                                               8,372             214         5,992             210        5,880
Staples Inc +                                             21,704             640        15,520             592       14,356
Star Banc Corp                                                --              --            --             300       12,788
Starbucks Corp +                                              --              --            --             400        9,550
State Street Boston Corp                                  37,772             850        27,094             490       15,619
Sterling Chemicals Inc +                                   9,551             624         7,020              --           --
Stewart & Stevenson Services                              16,335             365        12,045             345       11,385
Stop & Shop Co Inc +                                          --              --            --             400        9,700
Storage Technology Corp +                                 14,399             482        10,484             460       10,005
Stratacom Inc +                                               --              --            --             200        7,400
Strattec Security Corp +                                     918              50           632              83        1,056
Stratus Computer Inc +                                     9,653             271         7,148             250        6,594
Structural Dynamics Research +                             3,201             319         2,353              --           --
Stryker Corp                                              31,929             544        23,664             500       21,750
Student Loan Marketing Association                            --              --            --             600       22,125
Sunamerica Inc                                                --              --            --             300       12,300
Sunbeam-Oster Co Inc                                          --              --            --             400        9,750
Sundstrand Corp                                           22,646             365        16,699             345       15,784
Sungard Data Systems Inc +                                    --              --            --             200        8,250
Superior Industries International Inc                     12,372             331         9,020             310        8,448
Surgical Care Affiliates +                                12,558             428         8,988              --           --
Sybase Inc +                                                  --              --            --             400       16,300
Sybron International Corp +                                   --              --            --             300       10,725
Symantec Corp +                                           10,586             361         7,130              --           --
Symbol Technologies Inc +                                 10,189             270         7,054             250        6,531
Synovus Financial Corp                                        --              --            --             600       11,850
T Rowe Price Associates                                       --              --            --             300        9,600
Tambrands Inc                                             23,961             409        17,689             385       16,651
TCA Cable TV Inc                                           9,692             276         7,211              --           --
TECO Energy Inc                                           38,464           1,284        27,606           1,220       26,230
Tecumseh Products Co Class A                              16,129             249        11,641             231       10,799
Teleflex Inc                                               9,430             194         7,202              --           --
Telephone & Data Systems Inc                              37,732             587        26,782             565       25,778
Tellabs Inc +                                                 --              --            --             300       15,600
Teradyne Inc +                                            19,824             400        14,550             375       13,641
Thermo Electron Corp +                                    36,905             563        26,672             328       15,539
Thiokol Inc                                                7,633             210         5,434              --           --
Tidewater Inc                                             16,191             585        11,481             565       11,088
Tiffany & Co                                               7,560             180         5,670              --           --

66                                                                            67

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
TIG Holdings Inc                                              --   $          --  $         --   $          -- $         --
Tootsie Roll Industries                                       --              --            --              --           --
Topps Co Inc +                                               512           3,136            --              --          722
Tosco Corp                                                   357          10,308           280           8,085          489
Transatlantic Holdings Inc                                   251          14,433           200          11,500          355
Trinity Industries Inc                                       422          14,032           340          11,305          605
Triton Energy Corp +                                          --              --            --              --           --
Turner Broadcasting System Inc Class A                        --              --            --              --           --
Turner Broadcasting System Inc Class B                        --              --           800          15,100           --
Tyson Foods Inc Class A                                    1,594          39,252         1,260          31,028        2,274
U.S. Shoe Corp                                               502           9,538           390           7,410          712
UAL Corp +                                                    --              --            --              --           --
UJB Financial Corp                                           603          17,035           470          13,278          839
Ultramar Corp                                                 --              --            --              --           --
Unifi Inc                                                    768          21,696           600          16,950        1,082
Union Texas Petroleum Holdings Inc                            --              --            --              --           --
United Asset Management Corp                                  --              --            --              --           --
Unitrin Inc                                                   --              --           300          14,700           --
Universal Corp                                               381           7,572           300           5,963          539
Universal Foods Corp                                         279           8,754           220           6,903          409
USG Corp +                                                    --              --            --              --           --
Utilicorp United Inc                                         491          14,178           380          10,973          675
Valero Energy Corp                                           480           8,580           370           6,614          664
Valspar Corp                                                  --              --            --              --           --
Value Health Inc +                                           435          16,204           345          12,851          619
Vanguard Cellular Systems Class A +                          411          10,686           330           8,580          595
Varco International Inc +                                    292           1,862            --              --          524
Varian Associates Inc                                        377          13,808           290          10,621          535
VeriFone Inc +                                               258           6,579            --              --          363
Viking Office Products Inc +                                  --              --            --              --           --
Vishay Intertechnology Inc +                                  --              --            --              --           --
Vons Co Inc +                                                480           9,540           370           7,354          664
Vornado Realty Trust                                          --              --            --              --           --
Vulcan Materials Co                                           --              --           300          15,975           --
Waban Inc +                                                  365           7,209            --              --          497
Wallace Computer Services Inc                                245           7,626            --              --          350
Washington Federal Inc                                        --              --            --              --           --
Washington Gas & Light Co                                    232           8,845           180           6,863          312
Washington Mutual Inc                                         --              --            --              --           --
Washington Post Co Class B                                   127          32,163           100          25,325          180
Watts Industries Inc Class A                                 308           7,315            --              --          464
Wausau Paper Mills Co                                        314           6,908           253           5,566          458

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
TIG Holdings Inc                                    $         --              --            --             600       12,450
Tootsie Roll Industries                                       --              --            --             100        6,700
Topps Co Inc +                                             4,422             527         3,228              --           --
Tosco Corp                                                14,120             359        10,366             345        9,962
Transatlantic Holdings Inc                                20,413             260        14,950             240       13,800
Trinity Industries Inc                                    20,116             435        14,464             405       13,466
Triton Energy Corp +                                          --              --            --             300        9,338
Turner Broadcasting System Inc Class A                        --              --            --             600       11,250
Turner Broadcasting System Inc Class B                        --              --            --           1,100       20,763
Tyson Foods Inc Class A                                   55,997           1,649        40,607           1,030       25,364
U.S. Shoe Corp                                            13,528             507         9,633             480        9,120
UAL Corp +                                                    --              --            --             100        9,475
UJB Financial Corp                                        23,702             614        17,346             579       16,357
Ultramar Corp                                                 --              --            --             300        7,725
Unifi Inc                                                 30,567             782        22,092             740       20,905
Union Texas Petroleum Holdings Inc                            --              --            --             500        9,625
United Asset Management Corp                                  --              --            --             200        7,425
Unitrin Inc                                                   --              --            --             300       14,700
Universal Corp                                            10,713             394         7,831             365        7,254
Universal Foods Corp                                      12,832             289         9,067             270        8,471
USG Corp +                                                    --              --            --             300        7,200
Utilicorp United Inc                                      19,491             494        14,264             472       13,629
Valero Energy Corp                                        11,869             484         8,652             460        8,223
Valspar Corp                                                  --              --            --             200        7,150
Value Health Inc +                                        23,058             447        16,651             419       15,608
Vanguard Cellular Systems Class A +                       15,470             427        11,102             390       10,140
Varco International Inc +                                  3,341             374         2,384              --           --
Varian Associates Inc                                     19,594             390        14,284             365       13,368
VeriFone Inc +                                             9,257             268         6,834              --           --
Viking Office Products Inc +                                  --              --            --             400       12,000
Vishay Intertechnology Inc +                                  --              --            --             200       10,800
Vons Co Inc +                                             13,197             484         9,620             460        9,143
Vornado Realty Trust                                          --              --            --             200        6,850
Vulcan Materials Co                                           --              --            --             400       21,300
Waban Inc +                                                9,816             367         7,248              --           --
Wallace Computer Services Inc                             10,894             255         7,937              --           --
Washington Federal Inc                                        --              --            --             400        8,000
Washington Gas & Light Co                                 11,895             227         8,654             220        8,388
Washington Mutual Inc                                         --              --            --             600       12,075
Washington Post Co Class B                                45,585             133        33,682              25        6,331
Watts Industries Inc Class A                              11,020             334         7,933              --           --
Wausau Paper Mills Co                                     10,076             326         7,172             297        6,534

68                                                                            69

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FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Weingarten Realty Investors                                   --   $          --            --   $          --           --
Wellman Inc                                                  363           9,801           280           7,560          495
West One Bancorp                                             381          10,406           300           8,194          539
Western Digital Corp +                                        --              --            --              --           --
Western Publishing Group Inc +                               234           2,223            --              --          313
Wheelabrator Technologies Inc                                 --              --            --              --           --
Willamette Industries Inc                                    607          32,626           470          25,263          843
Williams-Sonoma Inc +                                         --              --            --              --           --
Wilmingtion Trust Corp                                       392           9,702           310           7,673          549
Wisconsin Energy Corp                                      1,148          31,857           920          25,530        1,645
Witco Corp                                                   616          17,633           480          13,740          852
WPL Holdings Inc                                             341          10,273           260           7,833          473
Xilinx Inc +                                                 249          16,652           200          13,375          353
XOMA Corp +                                                  188             388            --              --          193
Xtra Corp                                                     --              --            --              --           --
York International Corp                                      402          15,477           320          12,320          559
                                                                   -------------                 -------------

MEDIUM CAPITALIZATION STOCKS - VALUE                               $   4,652,964                 $   4,230,836
                             - COST                                $   4,437,876                 $   4,150,051

INTERNATIONAL STOCKS
Percent of Net Assets                                                       3.6%                          6.8%
Alcatel Alsthom Compagnie Generale d'Electricite
 (FR)                                                      4,700   $      76,375         6,800   $     110,500        9,000
Allied Irish Banks PLC ADR (IRL)                             600          15,750           800          21,000        1,100
Banco Bilbao Vizcaya ADR (SPN)                               400          10,700           500          13,375          700
Banco Central Hispanoamericano SA ADR (SPN)                  400           4,550           700           7,963          900
Banco Santander SA ADR (SPN)                                 300          10,763           400          14,350          600
Barclays PLC ADR (UK)                                      1,100          42,488         1,700          65,663        2,200
BAT Industries PLC ADR (UK)                                3,900          51,675         5,700          75,525        7,600
Benetton Group SpA ADR (ITLY)                              2,200          42,350         3,100          59,675        4,200
BET PLC ADR (UK)                                           2,700          17,888         3,900          25,838        5,200
British Airways PLC ADR (UK)                                 600          37,200           900          55,800        1,200
British Gas PLC ADR (UK)                                   1,500          69,000         2,100          96,600        2,800
British Petroleum Co PLC ADR (UK)                            500          38,250           700          53,550          900
British Steel PLC ADR (UK)                                   300           7,613           500          12,688          700
British Telecommunications PLC ADR (UK)                    1,500          89,625         2,100         125,475        2,800
Broken Hill Proprietory Co Ltd ADR (AUSL)                    800          44,000         1,200          66,000        1,400
Coles Myer Ltd ADR (AUSL)                                    900          23,850         1,400          37,100        1,700
Courtaulds PLC ADR (UK)                                    8,000          55,000        11,600          79,750       15,400

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Weingarten Realty Investors                         $         --              --  $         --             200 $      7,250
Wellman Inc                                               13,365             365         9,855             345        9,315
West One Bancorp                                          14,721             394        10,761             365        9,969
Western Digital Corp +                                        --              --            --             500        7,500
Western Publishing Group Inc +                             2,974             233         2,214              --           --
Wheelabrator Technologies Inc                                 --              --            --             700        9,625
Willamette Industries Inc                                 45,311             618        33,218             385       20,694
Williams-Sonoma Inc +                                         --              --            --             200        4,250
Wilmingtion Trust Corp                                    13,588             404         9,999             375        9,281
Wisconsin Energy Corp                                     45,649           1,175        32,606           1,105       30,664
Witco Corp                                                24,389             622        17,805             595       17,032
WPL Holdings Inc                                          14,249             343        10,333             325        9,791
Xilinx Inc +                                              23,607             258        17,254             240       16,050
XOMA Corp +                                                  398             193           398              --           --
Xtra Corp                                                     --              --            --             200       10,050
York International Corp                                   21,522             414        15,939             385       14,823
                                                    ------------                  ------------                 ------------
MEDIUM CAPITALIZATION STOCKS - VALUE                $  7,046,079                  $  4,913,624                 $  6,171,970
                             - COST                 $  6,733,621                  $  4,615,780                 $  5,925,943
INTERNATIONAL STOCKS
Percent of Net Assets                                     5.8%                        5.5%                        5.0%
Alcatel Alsthom Compagnie Generale d'Electricite
 (FR)                                               $    146,250           4,700        76,375           5,200       84,500
Allied Irish Banks PLC ADR (IRL)                          28,875             600        15,750             600       15,750
Banco Bilbao Vizcaya ADR (SPN)                            18,725             400        10,700             400       10,700
Banco Central Hispanoamericano SA ADR (SPN)               10,238             400         4,550             500        5,688
Banco Santander SA ADR (SPN)                              21,525             300        10,763             300       10,763
Barclays PLC ADR (UK)                                     84,975           1,100        42,488           1,300       50,213
BAT Industries PLC ADR (UK)                              100,700           3,900        51,675           4,400       58,300
Benetton Group SpA ADR (ITLY)                             80,850           2,200        42,350           2,400       46,200
BET PLC ADR (UK)                                          34,450           2,700        17,888           3,000       19,875
British Airways PLC ADR (UK)                              74,400             600        37,200             700       43,400
British Gas PLC ADR (UK)                                 128,800           1,500        69,000           1,600       73,600
British Petroleum Co PLC ADR (UK)                         68,850             500        38,250             500       38,250
British Steel PLC ADR (UK)                                17,763             300         7,613             400       10,150
British Telecommunications PLC ADR (UK)                  167,300           1,500        89,625           1,600       95,600
Broken Hill Proprietory Co Ltd ADR (AUSL)                 77,000             800        44,000             900       49,500
Coles Myer Ltd ADR (AUSL)                                 45,050             900        23,850           1,000       26,500
Courtaulds PLC ADR (UK)                                  105,875           8,000        55,000           8,900       61,188

70                                                                            71

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                             SHARES           VALUE        SHARES           VALUE         SHARES
COMMON STOCKS (CONTINUED)
Daimler Benz Aktiengesellschaft ADR (GER)                  7,100   $     344,350        10,200   $     494,700       13,600
ELF Aquitaine ADR (FR)                                     3,900         139,913         5,600         200,900        7,500
Fiat SpA ADR (ITLY) +                                      3,200          61,200         4,600          87,975        6,100
Glaxo Holdings PLC ADR (UK)                                3,000          60,375         4,400          88,550        5,800
Grand Metropolitan PLC ADR (UK)                            3,100          75,950         4,500         110,250        5,900
Hafslund Nycomed Class B ADR (NOR)                         1,100          21,863         1,600          31,800        1,700
Hanson PLC ADR (UK)                                        3,500          65,625         5,100          95,625        6,700
Hong Kong Telecommunications Ltd ADR (HK)                  8,800         160,600        12,800         233,600       16,900
Imperial Chemical Industries PLC ADR (UK)                    900          40,163         1,200          53,550        1,400
KLM Royal Dutch Airlines ADR (NETH) +                        300           8,775           400          11,700          500
Montedison SpA ADR (ITLY) +                                1,400          10,150         2,100          15,225        2,200
National Australia Bank Ltd ADS (AUSL)                       800          32,200         1,200          48,300        1,600
News Corporation Ltd ADR (AUSL)                              600          10,875           900          16,313        1,100
Novo-Nordisk A/S ADR (DEN)                                 1,700          42,713         2,400          60,300        2,700
Philips Electronics NV (NETH)                                800          26,300         1,100          36,163        1,500
Repsol SA ADR (SPN)                                          800          22,900         1,100          31,488        1,400
Rhone-Poulenc SA ADR (FR)                                  1,800          42,975         2,600          62,075        3,400
Royal Dutch Petroleum Co ADR (NETH)                        1,339         150,135         2,917         327,069        6,638
RTZ PLC ADR (UK)                                           1,100          52,113         1,600          75,800        2,200
Smithkline Beecham PLC ADR (UK)                              800          31,100         1,200          46,650        1,600
Telecommunications of New Zealand Corp ADR (NZ)              400          22,150           500          27,688          700
Telefonica de Espana ADR (SPN)                             1,000          37,500         1,400          52,500        1,700
Total Compagnie Francaise des Petroles SA ADR (FR)         1,600          44,400         2,300          63,825        3,100
Unilever NV (NETH)                                           305          37,058           783          95,135        1,871
Vodafone Group PLC ADR (UK)                                  800          24,400         1,100          33,550        1,500
Western Mining Holdings Corp Ltd ADR (AUSL)                  700          14,875         1,000          21,250        1,200
Westpac Banking Corp ADR (AUSL)                              700          12,864         1,100          20,213        1,400
                                                                   -------------                 -------------

INTERNATIONAL STOCKS - VALUE                                       $   2,230,599                 $   3,363,046
                     - COST                                        $   2,245,434                 $   3,378,977

TOTAL COMMON STOCKS - VALUE                                          $12,498,666                   $23,026,064
                    - COST                                           $12,149,672                   $22,314,022

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
Daimler Benz Aktiengesellschaft ADR (GER)           $    659,600           7,100       344,350           7,800      378,300
ELF Aquitaine ADR (FR)                                   269,063           3,900       139,913           4,300      154,263
Fiat SpA ADR (ITLY) +                                    116,663           3,200        61,200           3,500       66,938
Glaxo Holdings PLC ADR (UK)                              116,725           3,000        60,375           3,300       66,413
Grand Metropolitan PLC ADR (UK)                          144,550           3,100        75,950           3,400       83,300
Hafslund Nycomed Class B ADR (NOR)                        33,788           1,100        21,863           1,200       23,850
Hanson PLC ADR (UK)                                      125,625           3,500        65,625           3,900       73,125
Hong Kong Telecommunications Ltd ADR (HK)                308,425           8,800       160,600           9,700      177,025
Imperial Chemical Industries PLC ADR (UK)                 62,475             900        40,163             900       40,163
KLM Royal Dutch Airlines ADR (NETH) +                     14,625             300         8,775             300        8,775
Montedison SpA ADR (ITLY) +                               15,950           1,400        10,150           1,700       12,325
National Australia Bank Ltd ADS (AUSL)                    64,400             800        32,200             900       36,225
News Corporation Ltd ADR (AUSL)                           19,938             600        10,875             700       12,688
Novo-Nordisk A/S ADR (DEN)                                67,838           1,700        42,713           1,900       47,738
Philips Electronics NV (NETH)                             49,313             800        26,300             900       29,588
Repsol SA ADR (SPN)                                       40,075             800        22,900             800       22,900
Rhone-Poulenc SA ADR (FR)                                 81,175           1,800        42,975           2,000       47,750
Royal Dutch Petroleum Co ADR (NETH)                      744,286           5,150       577,444           6,903      773,999
RTZ PLC ADR (UK)                                         104,225           1,100        52,113           1,200       56,850
Smithkline Beecham PLC ADR (UK)                           62,200             800        31,100             900       34,988
Telecommunications of New Zealand Corp ADR (NZ)           38,763             400        22,150             400       22,150
Telefonica de Espana ADR (SPN)                            63,750           1,000        37,500           1,100       41,250
Total Compagnie Francaise des Petroles SA ADR (FR)        86,025           1,600        44,400           1,800       49,950
Unilever NV (NETH)                                       227,327           1,315       159,773           2,482      301,563
Vodafone Group PLC ADR (UK)                               45,750             800        24,400             800       24,400
Western Mining Holdings Corp Ltd ADR (AUSL)               25,500             700        14,875             800       17,000
Westpac Banking Corp ADR (AUSL)                           25,725             700        12,863             800       14,700
                                                    ------------                  ------------                 ------------
INTERNATIONAL STOCKS - VALUE                        $  4,825,405                  $  2,780,622                 $  3,318,393
                     - COST                         $  4,826,436                  $  2,769,544                 $  3,293,357

TOTAL COMMON STOCKS - VALUE                          $50,748,594                   $37,375,573                  $58,568,852
                    - COST                           $48,542,102                   $35,508,346                  $55,544,061

72                                                                            73

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
FEBRUARY 28, 1995
Portfolios of Investments

                                                           LIFEPATH 2000                 LIFEPATH 2010          LIFEPATH 2020
                                                    ----------------------------  ----------------------------  -------------
SECURITY NAME                                                 PAR          VALUE            PAR          VALUE            PAR
U.S. TREASURY BONDS
Percent of Net Assets                                                       2.2%                          6.5%
U.S. Treasury Bonds, 6.25% - 11.75%, 11/15/04 -
 08/15/23                                              1,100,000   $   1,349,530     2,900,000   $   3,220,529      9,000,000
TOTAL U.S. TREASURY BONDS - COST                                   $   1,275,270                 $   3,088,850
U.S. TREASURY NOTES
Percent of Net Assets                                                      63.3%                         45.4%
U.S. Treasury Notes, 4.38% - 9.13%, 03/31/96 -
 05/15/04                                             39,650,000   $  39,040,315    22,300,000   $  22,429,801     20,180,000
TOTAL U.S. TREASURY NOTES - COST                                   $  39,459,577                 $  22,726,056
U.S. TREASURY BILLS
Percent of Net Assets                                                      11.9%                          3.3%
U.S. Treasury Bills, 4.86% - 5.87% YTM, 03/09/95 -
 05/25/95                                              7,378,000   $   7,314,809*    1,668,000   $   1,650,327*     2,484,000
TOTAL U.S. TREASURY BILLS - COST                                   $   7,313,890                 $   1,650,310
                                                                   -------------                 -------------
TOTAL INVESTMENTS - VALUE                                            $60,203,320                   $50,326,721
  (Notes 1 and 3) - COST**                                           $60,198,409                   $49,779,238

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
U.S. TREASURY BONDS
Percent of Net Assets                                    11.7%                       19.3%                       11.1%
U.S. Treasury Bonds, 6.25% - 11.75%, 11/15/04 -
 08/15/23                                         $  9,581,372    8,930,000      $  9,747,497    7,100,000   $  7,363,058
TOTAL U.S. TREASURY BONDS - COST                  $  9,251,282                   $  9,647,428                $  7,224,052
U.S. TREASURY NOTES
Percent of Net Assets                                    24.4%                        4.4%                        0.4%
U.S. Treasury Notes, 4.38% - 9.13%, 03/31/96 -
 05/15/04                                         $ 20,040,906    2,200,000      $  2,224,563      300,000   $    311,250
TOTAL U.S. TREASURY NOTES - COST                  $ 20,224,697                   $  2,133,744                $    300,844
U.S. TREASURY BILLS
Percent of Net Assets                                     3.0%                        2.2%                        2.4%
U.S. Treasury Bills, 4.86% - 5.87% YTM, 03/09/95
- 05/25/95                                        $  2,451,366    1,142,000      $  1,128,744    1,610,000   $  1,589,559
TOTAL U.S. TREASURY BILLS - COST                  $  2,451,435                   $  1,128,738                $  1,589,706
                                                  ------------                   ------------                ------------
TOTAL INVESTMENTS - VALUE                          $82,822,238                    $50,476,377                 $67,832,719
  (Notes 1 and 3) - COST**                         $80,469,516                    $48,418,256                 $64,658,663

74                                                                            75

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
FEBRUARY 28, 1995
Portfolios of Investments

                                       LifePath 2000             LifePath 2010           Lifepath 2020
                                  ------------------------  ------------------------   ----------------
                                       Percent       Value       Percent       Value   Percent
TOTAL INVESTMENTS IN SECURITIES          97.7% $60,203,320        101.7% $50,326,721      100.7%
Other Assets and Liabilities,
 Net                                      2.3%   1,430,901        (1.7)%   (842,387)      (0.7)%
                                  ------------  ----------  ------------  ----------      ------

TOTAL NET ASSETS                        100.0%  $61,634,221       100.0%  $49,484,334     100.0%
                                  ------------  ----------  ------------  ----------      ------
                                  ------------  ----------  ------------  ----------      ------

                                                    LIFEPATH 2020         LIFEPATH 2030                LIFEPATH 2040
                                                    -------------  ---------------------------  ---------------------------
SECURITY NAME                                           VALUE           SHARES       VALUE          SHARES          VALUE
TOTAL INVESTMENTS IN SECURITIES                     $82,822,238          99.7%  $50,476,377      101.9%       $67,832,719
Other Assets and Liabilities,
 Net                                                  (579,462)           0.3%      158,096      (1.9)%       (1,273,197)
                                                    -----------     ----------  -----------  ----------      -----------
TOTAL NET ASSETS                                    $82,242,776         100.0%  $50,634,473      100.0%       $66,559,522
                                                    -----------     ----------  -----------  ----------      -----------

----------------------------------------------------------------------------------------------------------------------------


 +NON-INCOME EARNING SECURITIES.

 *CERTAIN U.S. TREASURY BILLS ARE HELD IN A SEGREGATED ACCOUNT FOR MARGIN
  REQUIREMENTS ON FUTURES CONTRACTS. SEE NOTE 1.

**COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME FOR FINANCIAL STATEMENT
  PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation                                       $    883,578                    $1,442,712
Gross Unrealized Depreciation                                           (878,667)                     (895,229)
                                                                        ----------                  -----------
Net Unrealized Appreciation                                         $      4,911                    $  547,483


Gross Unrealized Appreciation                         $3,842,727                    $3,026,343                    $4,556,908
Gross Unrealized Depreciation                         (1,490,005)                     (968,222)                   (1,382,852)
                                                      ----------                    ----------                    ----------
Net Unrealized Appreciation                           $2,352,722                    $2,058,121                    $3,174,056

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

76                                                                            77

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                 MASTER SERIES     MASTER SERIES     MASTER SERIES
----------------------------------------------------------------------------------
ASSETS
Investments:
  In securities, at market
    value (see cost below)
    (Note 1)                       $60,203,320       $50,326,721       $82,822,238
Cash                                       338             3,102            11,277
Receivables:
  Dividends and interest               644,370           408,045           558,217
  Beneficial interests sold          1,336,688           152,250           309,890
  Investment securities sold         2,092,933         2,994,860         2,994,765
  Variation margin on
    futures contracts                    5,400             3,600                 0
Total Assets                        64,283,049        53,888,578        86,696,387
LIABILITIES
Payables:
  Investment securities
    purchased                        2,061,303         3,982,119         3,893,611
  Allocations to beneficial
    interest holders                   533,402           358,616           491,506
  Beneficial interests
    redeemed                                 0                 0                 0
  Due to adviser                        54,123            63,509            68,494
Total Liabilities                    2,648,828         4,404,244         4,453,611
TOTAL NET ASSETS                   $61,634,221       $49,484,334       $82,242,776

INVESTMENTS AT COST                $60,198,409       $49,779,238       $80,469,516

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES 2/28/95


                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                 MASTER SERIES     MASTER SERIES
-----------------------------------------------------------------------------------------
ASSETS
Investments:
  In  securities,  at market
    value (see  cost  below)
    (Note 1)                       $50,476,377       $67,832,719
Cash                                     1,348             4,160
Receivables:
  Dividends and interest               243,281           270,471
  Beneficial interests sold            190,691           163,034
  Investment securities sold         2,097,117         1,301,249
  Variation margin on
    futures contracts                        0                 0
Total Assets                        53,008,814        69,571,633
LIABILITIES
Payables:
  Investment securities
    purchased                        2,063,997         2,262,786
  Allocations  to beneficial
    interest holders                   268,421           274,173
  Beneficial interests
    redeemed                                 0           420,063
  Due to adviser                        41,923            55,089
Total Liabilities                    2,374,341         3,012,111
TOTAL NET ASSETS                   $50,634,473       $66,559,522

INVESTMENTS AT COST                $48,418,256       $64,658,663

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For The Year Ended February 28, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                 MASTER SERIES     MASTER SERIES     MASTER SERIES
----------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                           $172,305          $234,457          $630,985
  Interest                           2,157,823         1,391,512         1,612,077
Total Investment Income              2,330,128         1,625,969         2,243,062
EXPENSES (Note 2)
  Advisory fees                        217,676           158,218           252,413
Total Expenses                         217,676           158,218           252,413
NET INVESTMENT INCOME                2,112,452         1,467,751         1,990,649
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on
  sale of investments                  118,927             2,805            52,734
Net realized gain (loss) on
  sale of futures contracts             48,130           295,721           (21,107)
Net change in unrealized
  appreciation of
  investments                            4,911           547,483         2,352,722
Net change in unrealized
  appreciation of futures
  contracts                             15,075            10,050                 0
Net Gain On Investments                187,043           856,059         2,384,349
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $2,299,495        $2,323,810        $4,374,998

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS 2/28/95


                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                 MASTER SERIES     MASTER SERIES
-----------------------------------------------------------------
INVESTMENT INCOME
  Dividends                           $482,604          $772,325
  Interest                             822,581           456,762
Total Investment Income              1,305,185         1,229,087
EXPENSES (Note 2)
  Advisory fees                        156,397           189,121
Total Expenses                         156,397           189,121
NET INVESTMENT INCOME                1,148,788         1,039,966
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss)  on
  sale of investments                 (144,351)          140,585
Net  realized gain (loss) on
  sale of futures contracts            (38,856)         (102,175)
Net  change  in   unrealized
  appreciation of
  investments                        2,058,121         3,174,056
Net   change  in  unrealized
  appreciation  of   futures
  contracts                                  0                 0
Net Gain On Investments              1,874,914         3,212,466
NET  INCREASE IN  NET ASSETS
 RESULTING FROM OPERATIONS          $3,023,702        $4,252,432

---------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                           LIFEPATH 2000     LIFEPATH 2010
                                                           MASTER SERIES     MASTER SERIES
                                                        ----------------  ----------------
                                                                 FOR THE           FOR THE
                                                              YEAR ENDED        YEAR ENDED
                                                            FEBRUARY 28,      FEBRUARY 28,
                                                                    1995              1995
------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

Operations:
  Net investment income                                       $2,112,452        $1,467,751
  Net realized gain (loss) on sale of investments                118,927             2,805
  Net realized gain (loss) on sale of futures
    contracts                                                     48,130           295,721
  Net change in unrealized appreciation of investments             4,911           547,483
  Net change in unrealized appreciation of futures
    contracts                                                     15,075            10,050
Net increase in net assets resulting from operations           2,299,495         2,323,810
Net increase in net assets resulting from beneficial
  interests transactions                                      59,314,726        47,140,524
Increase In Net Assets                                        61,614,221        49,464,334

NET ASSETS:
Beginning net assets                                             $20,000           $20,000
Ending net assets                                            $61,634,221       $49,484,334

------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS 2/28/95


                                                           LIFEPATH 2020  LIFEPATH 2030  LIFEPATH 2040
                                                           MASTER SERIES  MASTER SERIES  MASTER SERIES
                                                           -------------  -------------  -------------
                                                                 FOR THE        FOR THE        FOR THE
                                                              YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28,
                                                                    1995           1995           1995
------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations:
  Net investment income                                     $1,990,649     $1,148,788     $1,039,966
  Net realized gain (loss) on sale of investments               52,734      (144,351)        140,585
  Net realized gain (loss) on sale of futures
    contracts                                                 (21,107)       (38,856)      (102,175)
  Net change in unrealized appreciation of investments       2,352,722      2,058,121      3,174,056
  Net change in unrealized appreciation of futures
    contracts                                                        0              0              0
Net increase in net assets resulting from operations         4,374,998      3,023,702      4,252,432
Net increase in net assets resulting from beneficial
  interests transactions                                    77,847,778     47,590,771     62,287,090
Increase In Net Assets                                      82,222,776     50,614,473     66,539,522

NET ASSETS:
Beginning net assets                                           $20,000        $20,000        $20,000
Ending net assets                                          $82,242,776    $50,634,473    $66,559,522
--------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION. Master Investment Portfolio ("Master Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Master Portfolio was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 and had no operations prior to March 1, 1994. Master Portfolio is currently authorized to issue fourteen separate diversified portfolios (the "Master Series"), of which the following have commenced operations: LifePath 2000 Master Series, LifePath 2010 Master Series, LifePath 2020 Master Series, LifePath 2030 Master Series, LifePath 2040 Master Series, Asset Allocation Master Series, Bond Index Master Series, S&P 500 Index Master Series and U.S. Treasury Allocation Master Series. The following significant accounting policies are consistently followed by Master Portfolio in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The financial statements for the Asset Allocation Master Series, Bond Index Master Series, S&P 500 Index Master Series and U.S. Treasury Allocation Master Series are presented separately.

    INVESTMENT POLICY AND SECURITY VALUATION

    Each Master Series follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The securities of the Master Series are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which recent market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolio's Board of Trustees.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

    SECURITY TRANSACTIONS AND REVENUE RECOGNITION

    Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code (the "Code").

    FEDERAL INCOME TAXES

    Each Master Series of the Trust intends to qualify as a partnership for federal income tax purposes. Each Master Series therefore believes that it will not be subject to any federal income tax on its income and net capital gains (if any). However, each investor in a Master Series will be taxable on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

    It is intended that each Master Series' assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Series will be able to satisfy the requirements of Subchapter M of the Code, assuming that an investment company invested all of its assets in the respective Master Series.

    FUTURES CONTRACTS

    The Master Series may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into such a contract, a Master Series is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Series as unrealized gains or losses. When the contract is closed, the

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

Master Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Series are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1995, the following Master Series had futures contracts outstanding:

                                                             NOTIONAL           NET
                NUMBER OF                       EXPIRATION   CONTRACT    UNREALIZED
FUND            CONTRACTS             TYPE            DATE      VALUE  APPRECIATION
-----------------------------------------------------------------------------------
LifePath 2000           3    S&P 500 Index      March 1995    732,825        15,075
LifePath 2010           2    S&P 500 Index      March 1995    488,650        10,050

    The LifePath 2000 Master Series and LifePath 2010 Master Series have pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $35,000 and $25,000, respectively.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Master Series has entered into an investment advisory agreement on behalf of the Master Series with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the agreement, WFB provides investment guidance and policy direction in connection with the daily portfolio management of each Master Series. WFB has engaged Wells Fargo Nikko Investment Advisors ("WFNIA") to provide sub-advisory services to each Master Series. Pursuant to a Sub-Advisory Agreement, WFNIA, subject to the supervision and approval of WFB, provides investment advisory assistance and the day-to-day management of each Master Series' assets, subject to the overall authority of the Master Portfolio's Board of Trustees. For providing these services, WFNIA will be compensated by WFB. WFB is entitled to be compensated monthly at an annual rate of 0.55% of the average daily net assets of the Master Series.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

    In addition, Wells Fargo Institutional Trust Company N.A. ("WFITC"), a subsidiary of WFNIA, acts as custodian for these Master Series. Custody fees are paid to WFITC from the sub-advisory fee paid to WFNIA.

    In mid-April 1995, it was announced that Wells Fargo Bank and The Nikko Securities Co., Ltd., which are the co-owners of WFNIA, had begun considering a variety of potential transactions which could result in a change of ownership or control of WFNIA. It is not possible at this time to predict whether any such transaction will occur or if it does, what structure it would take.

    ORGANIZATION EXPENSES

    Stephens Inc. ("Stephens"), the administrator, sponsor and distributor for the Master Series has paid all expenses in connection with the Master Series' organization and initial registration.

    Pursuant to the Administration Agreement, Stephens has agreed to assume all operating expenses of each LifePath Master Series, except for advisory fees, interest, brokerage fees and commissions, if any, costs of independent pricing services and any extraordinary expenses.

    Certain officers and directors of the Master Portfolio are also officers of Stephens. At February 28, 1995, these officers of Stephens collectively owned less than 1% of the Master Series' outstanding shares of beneficial interest.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

3. INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments, exclusive of short-term securities, for each Master Series for the year ended February 28, 1995, are as follows:

                                LIFEPATH       LIFEPATH       LIFEPATH       LIFEPATH       LIFEPATH
AGGREGATE                           2000           2010           2020           2030           2040
 PURCHASES AND                    MASTER         MASTER         MASTER         MASTER         MASTER
 SALES OF:                        SERIES         SERIES         SERIES         SERIES         SERIES
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT
 OBLIGATIONS:
  Purchases at cost        $  42,306,152  $  28,661,280  $  38,299,280  $  19,911,157  $   7,524,297
  Sales proceeds               1,643,859      2,823,328      8,608,578      7,831,663              0
OTHER SECURITIES:
  Purchases at cost           15,763,643     25,357,321     51,544,606     37,705,293     57,108,586
  Sales proceeds               3,777,339      3,129,664      3,326,074      2,357,036      1,708,434

----------------------------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS

    The portfolio turnover rate, excluding short-term securities, for the Master Series for the year ended February 28, 1995, are as follows:

                     LIFEPATH 2000  LIFEPATH 2010  LIFEPATH 2020  LIFEPATH 2030  LIFEPATH 2040
                     MASTER SERIES  MASTER SERIES  MASTER SERIES  MASTER SERIES  MASTER SERIES
Portfolio Turnover             17%            24%            28%            40%             5%

----------------------------------------------------------------------------------------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Master Investment Portfolio:

    We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of LifePath 2000 Master Series, LifePath 2010 Master Series, LifePath 2020 Master Series, LifePath 2030 Master Series, and LifePath 2040 Master Series (each a series of Master Investment Portfolio) as of February 28, 1995, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of Master Investment Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LifePath 2000 Master Series, LifePath 2010 Master Series, LifePath 2020 Master Series, LifePath 2030 Master Series, and LifePath 2040 Master Series as of February 28, 1995, and the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                                 /s/ COOPERS & LYBRAND L.L.P.



SAN FRANCISCO, CALIFORNIA
April 20, 1995

LIST OF ABBREVIATIONS

ADR               --  American Depository Receipt
AUSL              --  Australia
DEN               --  Denmark
FR                --  France
GER               --  Germany
HK                --  Hong Kong
IRL               --  Ireland
ITLY              --  Italy
NETH              --  Netherlands
NOR               --  Norway
NZ                --  New Zealand
SPN               --  Spain
UK                --  United Kingdom
YTM               --  Yield to Maturity

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
AUGUST 31, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                          FUND              FUND              FUND
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In corresponding Master
    Series, at market value
    (Note 1)                       $80,305,241       $71,555,514      $118,280,980
  Receivables:
    Dividends and interest             663,042           494,997           650,792
    Fund shares sold                   354,143           180,600           199,424
TOTAL ASSETS                        81,322,426        72,231,111       119,131,196
LIABILITIES
PAYABLES:
  Fund shares redeemed                  17,082                 0                 0
  Due to sponsor and
    distributor                         41,308            30,622            56,827
  Due to Wells Fargo Bank               39,409            34,661            57,488
TOTAL LIABILITIES                       97,799            65,283           114,315
TOTAL NET ASSETS
                                   $81,224,627       $72,165,828      $119,016,881
NET ASSETS CONSIST OF:
  Paid-in capital - Retail
    class                          $65,541,717       $42,984,917      $ 82,915,994
  Paid-in capital -
    Institutional class             11,214,281        23,166,740        22,917,318
  Undistributed net
    investment income                  582,325           429,714           536,476
  Undistributed net realized
    gain on investment                 961,249           941,405         2,339,044
  Net unrealized
    appreciation of
    investments                      2,925,055         4,643,052        10,308,049
TOTAL NET ASSETS                   $81,224,627       $72,165,828      $119,016,881
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
 PER SHARE
Net assets - Retail class          $69,339,792       $47,117,202      $ 93,331,506
Shares outstanding - Retail
  class                              6,614,764         4,325,879         8,258,513
Net asset value and offering
  price per share - Retail
  class                                 $10.48            $10.89            $11.30
Net assets - Institutional
  class                            $11,884,835       $25,048,626      $ 25,685,375
Shares outstanding -
  Institutional class                1,130,400         2,289,137         2,272,713
Net asset value and offering
  price per share -
  Institutional class                   $10.51            $10.94            $11.30
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                          FUND              FUND
----------------------------------------------------------------
ASSETS
INVESTMENTS:
  In corresponding Master
    Series, at market value
    (Note 1)                       $79,590,189      $118,025,705
  Receivables:
    Dividends and interest             343,798           394,085
    Fund shares sold                   329,803           309,715
TOTAL ASSETS                        80,263,790       118,729,505
LIABILITIES
PAYABLES:
  Fund shares redeemed                       0                 0
  Due to sponsor and
    distributor                         37,983            56,773
  Due to Wells Fargo Bank               38,488            55,747
TOTAL LIABILITIES                       76,471           112,520
TOTAL NET ASSETS
                                   $80,187,319      $118,616,985
NET ASSETS CONSIST OF:
  Paid-in capital - Retail
    class                          $55,038,939      $ 85,131,619
  Paid-in capital -
    Institutional class             15,282,055        18,289,381
  Undistributed net
    investment income                  267,328           281,565
  Undistributed net realized
    gain on investment               1,937,166         3,836,129
  Net unrealized
    appreciation of
    investments                      7,661,831        11,078,291
TOTAL NET ASSETS                   $80,187,319      $118,616,985
COMPUTATION OF NET ASSET
 VALUE AND OFFERING PRICE
 PER SHARE
Net assets - Retail class          $62,868,740      $ 97,852,316
Shares outstanding - Retail
  class                              5,462,978         8,252,829
Net asset value and offering
  price per share - Retail
  class                                 $11.51            $11.86
Net assets - Institutional
  class                            $17,318,579      $ 20,764,669
Shares outstanding -
  Institutional class                1,501,931         1,749,329
Net asset value and offering
  price per share -
  Institutional class                   $11.53            $11.87
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                          FUND              FUND              FUND
----------------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER
 SERIES
  Dividends                          $ 231,180         $ 400,633        $  885,515
  Interest                           1,776,466         1,063,247         1,174,246
  Expenses                            (194,684)         (164,432)         (277,263)
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER
 SERIES                              1,812,962         1,299,448         1,782,498
EXPENSES (NOTE 2)
  Administration fees                   35,554            30,000            50,529
  Shareholder servicing fees            71,106            59,998           101,057
  Transfer agency fees                  35,554            30,000            50,529
  Distribution fees - Retail
    class                               76,930            51,971           100,017
TOTAL EXPENSES                         219,144           171,969           302,132
NET INVESTMENT INCOME                1,593,818         1,127,479         1,480,366
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ALLOCATED
 FROM MASTER SERIES
  Net realized gain on sale
    of investments                     846,611           857,989         2,307,303
  Net change in unrealized
    appreciation of
    investments                      2,879,746         4,078,107         7,944,648
NET GAIN ON INVESTMENTS              3,726,357         4,936,096        10,251,951
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $5,320,175        $6,063,575       $11,732,317
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                          FUND              FUND
----------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER
 SERIES
  Dividends                          $ 672,137       $ 1,068,055
  Interest                             478,828           263,826
  Expenses                            (180,302)         (253,974)
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER
 SERIES                                970,663         1,077,907
EXPENSES (NOTE 2)
  Administration fees                   32,828            46,181
  Shareholder servicing fees            65,656            92,359
  Transfer agency fees                  32,828            46,181
  Distribution fees - Retail
    class                               64,888            95,815
TOTAL EXPENSES                         196,200           280,536
NET INVESTMENT INCOME                  774,463           797,371
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ALLOCATED
 FROM MASTER SERIES
  Net realized gain on sale
    of investments                   2,120,300         3,797,359
  Net change in unrealized
    appreciation of
    investments                      5,611,723         7,949,143
NET GAIN ON INVESTMENTS              7,732,023        11,746,502
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $8,506,486       $12,543,873
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                              LIFEPATH 2000 FUND
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income            $ 1,593,818       $ 1,861,823
  Net realized gain (loss)
    on sale of investments             846,611           167,080
  Net change in unrealized
    appreciation of
    investments                      2,879,746            45,309
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           5,320,175         2,074,212
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    Retail class                    (1,289,510)       (1,272,285)
    Institutional class               (194,004)         (117,516)
  From net realized gain
    (loss) on sales of
    investments
    Retail class                             0           (47,137)
    Institutional class                      0            (5,304)
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold
    - Retail class                  25,039,389        79,821,113
  Reinvestment of dividends
    - Retail class                   1,206,131         1,242,642
  Cost of shares redeemed -
    Retail class                   (14,833,448)      (26,934,112)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - RETAIL
 CLASS                              11,412,072        54,129,643
  Proceeds from shares sold
    - Institutional class            5,854,274         8,826,786
  Reinvestment of dividends
    - Institutional class              194,005           122,820
  Cost of shares redeemed -
    Institutional class             (2,188,526)       (1,605,078)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS -
 INSTITUTIONAL CLASS                 3,859,753         7,344,528
INCREASE IN NET ASSETS              19,108,486        62,106,141
NET ASSETS:
Beginning net assets                62,116,141            10,000
ENDING NET ASSETS                  $81,224,627       $62,116,141
SHARES ISSUED AND REDEEMED:
  Shares sold - Retail class         2,447,030         8,149,639
  Shares issued in
    reinvestment of
    dividends - Retail class           119,357           129,306
  Shares redeemed - Retail
    class                           (1,454,831)       (2,775,736)
NET INCREASE IN SHARES
 OUTSTANDING - RETAIL CLASS          1,111,556         5,503,209
  Shares sold -
    Institutional class                570,227           905,140
  Shares issued in
    reinvestment of
    dividends -
    Institutional class                 19,122            12,783
  Shares redeemed -
    Institutional class               (213,407)         (164,464)
NET INCREASE IN SHARES
 OUTSTANDING - INSTITUTIONAL
 CLASS                                 375,942           753,459
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              LIFEPATH 2010 FUND                  LIFEPATH 2020 FUND
                              ----------------------------------  ----------------------------------
                                   (UNAUDITED)           FOR THE       (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED           FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,  SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995   AUGUST 31, 1995              1995
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income            $ 1,127,479       $ 1,293,590       $ 1,480,366       $ 1,710,504
  Net realized gain (loss)
    on sale of investments             857,989           298,374         2,307,303            31,741
  Net change in unrealized
    appreciation of
    investments                      4,078,107           564,945         7,944,648         2,363,401
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           6,063,575         2,156,909        11,732,317         4,105,646
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    Retail class                      (719,904)         (792,655)       (1,069,829)       (1,059,929)
    Institutional class               (291,974)         (186,822)         (290,402)         (234,233)
  From net realized gain
    (loss) on sales of
    investments
    Retail class                             0          (164,665)                0                 0
    Institutional class                      0           (50,293)                0                 0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold
    - Retail class                  13,390,954        44,016,587        29,443,131        76,248,722
  Reinvestment of dividends
    - Retail class                     706,019           938,718         1,056,694         1,036,090
  Cost of shares redeemed -
    Retail class                    (7,248,585)       (8,818,777)      (11,418,397)      (13,450,247)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - RETAIL
 CLASS                               6,848,388        36,136,528        19,081,428        63,834,565
  Proceeds from shares sold
    - Institutional class           14,264,385        14,259,774        11,040,040        19,610,472
  Reinvestment of dividends
    - Institutional class              291,974           237,115           290,402           234,233
  Cost of shares redeemed -
    Institutional class             (4,082,172)       (1,814,335)       (4,420,587)       (3,847,242)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS -
 INSTITUTIONAL CLASS                10,474,187        12,682,554         6,909,855        15,997,463
INCREASE IN NET ASSETS              22,374,272        49,781,556        36,363,369        82,643,512
NET ASSETS:
Beginning net assets                49,791,556            10,000        82,653,512            10,000
ENDING NET ASSETS                  $72,165,828       $49,791,556      $119,016,881       $82,653,512
SHARES ISSUED AND REDEEMED:
  Shares sold - Retail class         1,274,137         4,487,768         2,723,538         7,760,327
  Shares issued in
    reinvestment of
    dividends - Retail class            68,203            97,829            99,122           107,008
  Shares redeemed - Retail
    class                             (695,452)         (906,606)       (1,058,158)       (1,373,325)
NET INCREASE IN SHARES
 OUTSTANDING - RETAIL CLASS            646,888         3,678,991         1,764,502         6,494,010
  Shares sold -
    Institutional class              1,344,589         1,459,857         1,024,193         2,005,382
  Shares issued in
    reinvestment of
    dividends -
    Institutional class                 28,017            24,706            27,230            24,204
  Shares redeemed -
    Institutional class               (383,009)         (186,023)         (413,200)         (396,096)
NET INCREASE IN SHARES
 OUTSTANDING - INSTITUTIONAL
 CLASS                                 989,597         1,298,540           638,223         1,633,490
----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                              LIFEPATH 2030 FUND
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income             $  774,463        $  974,574
  Net realized gain (loss)
    on sale of investments           2,120,300          (183,134)
  Net change in unrealized
    appreciation of
    investments                      5,611,723         2,050,109
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           8,506,486         2,841,549
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    Retail class                      (573,437)         (626,319)
    Institutional class               (155,986)         (125,966)
  From net realized gain
    (loss) on sales of
    investments
    Retail class                             0                 0
    Institutional class                      0                 0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold
    - Retail class                  20,979,712        46,409,294
  Reinvestment of dividends
    - Retail class                     568,328           620,208
  Cost of shares redeemed -
    Retail class                    (5,978,535)       (7,560,069)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - RETAIL
 CLASS                              15,569,505        39,469,433
  Proceeds from shares sold
    - Institutional class            8,122,067        10,945,015
  Reinvestment of dividends
    - Institutional class              155,987           125,966
  Cost of shares redeemed -
    Institutional class             (2,272,241)       (1,804,740)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS -
 INSTITUTIONAL CLASS                 6,005,813         9,266,241
INCREASE IN NET ASSETS              29,352,381        50,824,938
NET ASSETS:
Beginning net assets                50,834,938            10,000
ENDING NET ASSETS                  $80,187,319       $50,834,938
SHARES ISSUED AND REDEEMED:
  Shares sold - Retail class         1,913,455         4,756,966
  Shares issued in
    reinvestment of
    dividends - Retail class            52,755            64,274
  Shares redeemed - Retail
    class                             (547,849)         (776,623)
NET INCREASE IN SHARES
 OUTSTANDING - RETAIL CLASS          1,418,361         4,044,617
  Shares sold -
    Institutional class                743,468         1,121,285
  Shares issued in
    reinvestment of
    dividends -
    Institutional class                 14,419            13,083
  Shares redeemed -
    Institutional class               (206,555)         (184,769)
NET INCREASE IN SHARES
 OUTSTANDING - INSTITUTIONAL
 CLASS                                 551,332           949,599
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                              LIFEPATH 2040 FUND
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net investment income            $   797,371        $  828,402
  Net realized gain (loss)
    on sale of investments           3,797,359            38,771
  Net change in unrealized
    appreciation of
    investments                      7,949,143         3,129,146
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          12,543,873         3,996,319
DISTRIBUTIONS TO
 SHAREHOLDERS:
  From net investment income
    Retail class                      (600,763)         (515,015)
    Institutional class               (127,691)         (100,738)
  From net realized gain
    (loss) on sales of
    investments
    Retail class                             0                 0
    Institutional class                      0                 0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold
    - Retail class                  43,481,496        63,522,813
  Reinvestment of dividends
    - Retail class                     611,139           514,110
  Cost of shares redeemed -
    Retail class                   (12,792,413)      (10,205,526)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS - RETAIL
 CLASS                              31,300,222        53,831,397
  Proceeds from shares sold
    - Institutional class           11,989,602        11,844,340
  Reinvestment of dividends
    - Institutional class              127,690           100,738
  Cost of shares redeemed -
    Institutional class             (3,328,540)       (2,454,449)
NET INCREASE IN NET ASSETS
 RESULTING FROM CAPITAL
 SHARE TRANSACTIONS -
 INSTITUTIONAL CLASS                 8,788,752         9,490,629
INCREASE IN NET ASSETS              51,904,393        66,702,592
NET ASSETS:
Beginning net assets                66,712,592            10,000
ENDING NET ASSETS                 $118,616,985       $66,712,592
SHARES ISSUED AND REDEEMED:
  Shares sold - Retail class         3,867,718         6,450,959
  Shares issued in
    reinvestment of
    dividends - Retail class            55,214            52,581
  Shares redeemed - Retail
    class                           (1,141,816)       (1,031,827)
NET INCREASE IN SHARES
 OUTSTANDING - RETAIL CLASS          2,781,116         5,471,713
  Shares sold -
    Institutional class              1,070,018         1,198,550
  Shares issued in
    reinvestment of
    dividends -
    Institutional class                 11,496            10,318
  Shares redeemed -
    Institutional class               (293,852)         (248,200)
NET INCREASE IN SHARES
 OUTSTANDING - INSTITUTIONAL
 CLASS                                 787,662           960,668
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  LIFEPATH 2000 FUND
                                                  --------------------------------------------------
                                                       INSTITUTIONAL CLASS              RETAIL CLASS
                                                  ------------------------  ------------------------
                                                  (UNAUDITED)         YEAR  (UNAUDITED)         YEAR
                                                   SIX MONTHS        ENDED   SIX MONTHS        ENDED
                                                        ENDED     FEBRUARY        ENDED     FEBRUARY
                                                   AUGUST 31,          28,   AUGUST 31,          28,
                                                         1995         1995         1995         1995
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $ 9.94       $10.00       $ 9.92       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.22         0.35         0.22         0.34
  Net realized and unrealized gain/(loss) on
    investments                                          0.57        (0.12)        0.56        (0.14)
TOTAL FROM INVESTMENT OPERATIONS                         0.79         0.23         0.78         0.20
LESS DISTRIBUTIONS:
  Dividends from net investment income                  (0.22)       (0.28)       (0.22)       (0.27)
  Distributions from net realized capital gains          0.00        (0.01)        0.00        (0.01)
TOTAL FROM DISTRIBUTIONS                                (0.22)       (0.29)       (0.22)       (0.28)
NET ASSET VALUE, END OF PERIOD                         $10.51       $ 9.94       $10.48       $ 9.92
TOTAL RETURN (NOT ANNUALIZED)                            8.04%        2.38%        7.97%        2.10%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                     $11,885       $7,499      $69,340      $54,617
  Number of shares outstanding, end of period
    (000)                                               1,130          754        6,615        5,503
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)             0.95%        0.95%        1.20%        1.20%
  Ratio of net investment income to average net
    assets(1)                                            4.69%        4.89%        4.44%        4.62%
Portfolio turnover(2)                                       -            -            -            -
----------------------------------------------------------------------------------------------------
(1) This ratio includes expenses charged to the
  Master Series.
(2) The Funds invest all of their assets in the
  corresponding Master Series, hence no
  securities-related activity.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  LIFEPATH 2010 FUND
                              ------------------------------------------------------
                                     INSTITUTIONAL CLASS                RETAIL CLASS
                              --------------------------  --------------------------
                               (UNAUDITED)                 (UNAUDITED)
                                SIX MONTHS          YEAR    SIX MONTHS          YEAR
                                     ENDED         ENDED         ENDED         ENDED
                                AUGUST 31,  FEBRUARY 28,    AUGUST 31,  FEBRUARY 28,
                                      1995          1995          1995          1995
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $10.02        $10.00        $ 9.99        $10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               0.19          0.33          0.19          0.34
  Net realized and
    unrealized gain/(loss)
    on investments                    0.92          0.01          0.90         (0.02)
TOTAL FROM INVESTMENT
  OPERATIONS                          1.10          0.34          1.09          0.32
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.19)        (0.27)        (0.19)        (0.28)
  Distributions from net
    realized capital gains            0.00         (0.05)         0.00         (0.05)
TOTAL FROM DISTRIBUTIONS             (0.19)        (0.32)        (0.19)        (0.33)
NET ASSET VALUE, END OF
  PERIOD                            $10.94        $10.02        $10.89         $9.99
TOTAL RETURN (NOT
  ANNUALIZED)                        11.17%         3.53%        11.00%         3.31%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                          $25,049       $13,028       $47,117       $36,764
  Number of shares
    outstanding, end of
    period (000)                     2,289         1,300         4,326         3,679
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets(1)             0.95%         0.95%         1.20%         1.20%
  Ratio of net investment
    income to average net
    assets(1)                         3.92%         4.61%         3.67%         4.40%
Portfolio turnover(2)                    -             -             -             -
------------------------------------------------------------------------------------
(1) This ratio includes
  expenses charged to the
  Master Series.
(2) The Funds invest all of
  their assets in the
  corresponding Master
  Series, hence no
  securities-related
  activity.

                                                                  LIFEPATH 2020 FUND
                              ------------------------------------------------------
                                     INSTITUTIONAL CLASS                RETAIL CLASS
                              --------------------------  --------------------------
                               (UNAUDITED)                 (UNAUDITED)
                                SIX MONTHS          YEAR    SIX MONTHS          YEAR
                                     ENDED         ENDED         ENDED         ENDED
                                AUGUST 31,  FEBRUARY 28,    AUGUST 31,  FEBRUARY 28,
                                      1995          1995          1995          1995
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $10.17        $10.00        $10.17        $10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               0.16          0.30          0.15          0.28
  Net realized and
    unrealized gain/(loss)
    on investments                    1.13          0.12          1.13          0.12
TOTAL FROM INVESTMENT
  OPERATIONS                          1.29          0.42          1.28          0.40
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.16)        (0.25)        (0.15)        (0.23)
  Distributions from net
    realized capital gains            0.00          0.00          0.00          0.00
TOTAL FROM DISTRIBUTIONS             (0.16)        (0.25)        (0.15)        (0.23)
NET ASSET VALUE, END OF
  PERIOD                            $11.30        $10.17        $11.30        $10.17
TOTAL RETURN (NOT
  ANNUALIZED)                        12.79%         4.39%        12.68%         4.12%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                          $25,685       $16,618       $93,332       $66,036
  Number of shares
    outstanding, end of
    period (000)                     2,273         1,634         8,259         6,494
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets(1)             0.95%         0.95%         1.20%         1.20%
  Ratio of net investment
    income to average net
    assets(1)                         3.12%         3.88%         2.87%         3.64%
Portfolio turnover(2)                    -             -             -             -
------------------------------------------------------------------------------------
(1) This ratio includes
  expenses charged to the
  Master Series.
(2) The Funds invest all of
  their assets in the
  corresponding Master
  Series, hence no
  securities-related
  activity.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  LIFEPATH 2030 FUND
                                                  --------------------------------------------------
                                                       INSTITUTIONAL CLASS              RETAIL CLASS
                                                  ------------------------  ------------------------
                                                  (UNAUDITED)         YEAR  (UNAUDITED)         YEAR
                                                   SIX MONTHS        ENDED   SIX MONTHS        ENDED
                                                        ENDED     FEBRUARY        ENDED     FEBRUARY
                                                   AUGUST 31,          28,   AUGUST 31,          28,
                                                         1995         1995         1995         1995
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.18       $10.00       $10.17       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                  0.13         0.29         0.13         0.26
  Net realized and unrealized gain/(loss) on
    investments                                          1.35         0.14         1.34         0.13
TOTAL FROM INVESTMENT OPERATIONS                         1.48         0.43         1.47         0.39
LESS DISTRIBUTIONS:
  Dividends from net investment income                  (0.13)       (0.25)       (0.13)       (0.22)
  Distributions from net realized capital gains          0.00         0.00         0.00         0.00
TOTAL FROM DISTRIBUTIONS                                (0.13)       (0.25)       (0.13)       (0.22)
NET ASSET VALUE, END OF PERIOD                         $11.53       $10.18       $11.51       $10.17
TOTAL RETURN (NOT ANNUALIZED)                           14.63%        4.42%       14.51%        4.03%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                     $17,319       $9,682      $62,869      $41,153
  Number of shares outstanding, end of period
    (000)                                               1,502          951        5,463        4,045
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)             0.95%        0.95%        1.20%        1.20%
  Ratio of net investment income to average net
    assets(1)                                            0.44%        3.59%        2.30%        3.35%
Portfolio turnover(2)                                       -            -            -            -
----------------------------------------------------------------------------------------------------
(1) This ratio includes expenses charged to the
  Master Series.
(2) The Funds invest all of their assets in the
  corresponding Master Series, hence no
  securities-related activity.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  LIFEPATH 2040 FUND
                              ------------------------------------------------------
                                     INSTITUTIONAL CLASS                RETAIL CLASS
                              --------------------------  --------------------------
                               (UNAUDITED)                 (UNAUDITED)
                                SIX MONTHS          YEAR    SIX MONTHS          YEAR
                                     ENDED         ENDED         ENDED         ENDED
                                AUGUST 31,  FEBRUARY 28,    AUGUST 31,  FEBRUARY 28,
                                      1995          1995          1995          1995
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $10.37        $10.00        $10.37        $10.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income               0.10          0.20          0.09          0.18
  Net realized and
    unrealized gain/(loss)
    on investments                    1.50          0.34          1.49          0.34
TOTAL FROM INVESTMENT
  OPERATIONS                          1.60          0.54          1.58          0.52
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                (0.10)        (0.17)        (0.09)        (0.15)
  Distributions from net
    realized capital gains            0.00          0.00          0.00          0.00
TOTAL FROM DISTRIBUTIONS             (0.10)        (0.17)        (0.09)        (0.15)
NET ASSET VALUE, END OF
  PERIOD                            $11.87        $10.37        $11.86        $10.37
TOTAL RETURN (NOT
  ANNUALIZED)                        15.48%         5.55%        15.33%         5.26%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                          $20,765        $9,976       $97,852       $56,737
  Number of shares
    outstanding, end of
    period (000)                     1,749           962         8,253         5,472
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets(1)             0.95%         0.95%         1.20%         1.20%
  Ratio of net investment
    income to average net
    assets(1)                         1.92%         2.61%         1.68%         2.35%
Portfolio turnover(2)                    -             -             -             -
------------------------------------------------------------------------------------
(1) This ratio includes
  expenses charged to the
  Master Series.
(2) The Funds invest all of
  their assets in the
  corresponding Master
  Series, hence no
  securities-related
  activity.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION

    Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993. The Trust currently is authorized to issue ten separate diversified funds, of which the following commenced operations on March 1, 1994: the LifePath 2000 Fund, the LifePath 2010 Fund, the LifePath 2020 Fund, the LifePath 2030 Fund and the LifePath 2040 Fund (each, a "Fund," collectively, the "Funds"). The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

    Each Fund offers two classes of shares, an Institutional Class and a Retail Class. The two classes of shares differ principally in their respective distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

    INVESTMENT POLICY AND SECURITY VALUATION

    Each Fund invests all of its assets in a separate series (each, a "Master Series") of Master Investment Portfolio. Each Master Series has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Series reflects that Fund's interest in the net assets of that Master Series (99.98%, 99.98%, 99.99%, 99.96%, and 99.98%) for the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at August 31, 1995. The Master Series invest in a

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Series follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Series are valued at their last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at their most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolio's Board of Trustees.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions are accounted for by each Master Series on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Series as follows: Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code").

    All net investment income and realized and unrealized capital gains and losses of each Master Series are allocated pro rata among its respective Funds.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Each Fund declares and pays dividends from net investment income quarterly. Each Fund makes distributions from net realized securities gains, if any, once a year.

    FEDERAL INCOME TAXES

    Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

regulated investment company by complying with the provisions applicable to investment companies, as defined in the Code, and to make distributions of investment company taxable income and net capital gain (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. The LifePath 2020 Fund has a capital loss carryforward of $179,977 which will expire in the year 2002. The LifePath 2030 Fund has a capital loss carryforward of $311,585 which will expire in the year 2002, and the LifePath 2040 Fund has a capital loss carryforward of $32,220 which will expire in the year 2002.

    ORGANIZATION EXPENSES

    Stephens Inc. ("Stephens"), the Funds' administrator, sponsor and distributor, has incurred all expenses in connection with the Funds' organization and initial registration.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

    On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, the Trust may pay each Shareholder Servicing Agent a monthly fee at the annual rate of up to 0.20% of the average daily value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with WFB.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    The Trust has entered into an agreement with Stephens on behalf of the Retail Class of shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services rendered and reimbursed for expenses incurred. For providing these services, Stephens is entitled to receive monthly payments at an annual rate of 0.25% of the average daily net assets of the Retail Class of shares.

    The Trust has also entered into an administration agreement on behalf of the Funds with Stephens whereby Stephens has agreed to provide administrative services to the Funds. For providing administrative services, the Trust pays Stephens a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

    Under the Administration Agreement, Stephens has agreed to assume the operating expenses of each LifePath Fund and a pro rata share of the operating expenses of each LifePath Master Series, except for extraordinary expenses and those fees and expenses payable pursuant to the various service contracts described above which will be borne by the Trust and those expenses specifically assumed by WFB under its contracts with the Funds.

    Certain officers and directors of the Trust are also officers of Stephens. At August 31, 1995, these officers of Stephens collectively owned less than 1% of the Funds' outstanding shares.

3. CAPITAL SHARE TRANSACTIONS

    As of August 31, 1995, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in shares for the six months ended August 31, 1995, for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
Portfolios of Investments (Unaudited)

                                                   LIFEPATH 2000                 LIFEPATH 2010                 LIFEPATH 2020
                                            ---------------------------   ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                             22.8%                         51.2%                         68.7%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                              3.3%                         16.1%                         23.2%
AT & T Corp                                       1,945    $    109,799         8,751    $    494,338       20,907     $  1,181,166
Abbott Laboratories                                 961          37,239         4,446         172,283       10,509          407,224
Airtouch Communications +                           638          20,735         2,701          87,783        6,512          211,640
Albertson's Inc                                     344          10,965         1,400          44,625        3,308          105,443
Alco Standard Corp                                   44           3,542           265          21,333          724           58,282
Alexander & Alexander Services                        1              23           223           5,157          581           13,436
Allergan Inc                                         62           1,883           407          12,363          801           24,330
Alltel Corp                                         271           7,656         1,050          29,663        2,538           71,699
ALZA Corp +                                         118           2,803           487          11,566        1,105           26,244
American Home Products Corp                         344          26,488         1,669         128,513        4,115          316,855
American International Group Inc                    609          49,101         2,673         215,511        6,238          502,939
Ameritech Corp                                      683          35,004         3,100         158,875        7,273          372,741
Amgen Inc +                                         316          15,129         1,496          71,621        3,488          166,988
AMP Inc                                             230           9,344         1,160          47,125        2,906          118,056
Andrew Corp +                                         3             175           177          10,310          469           27,319
Anheuser-Busch Inc                                  366          20,908         1,444          82,489        3,396          193,997
Applied Materials Inc +                             100          10,400           420          43,680        1,291          134,264
Armco Inc +                                         207           1,294           475           2,969        1,138            7,113
Atlantic Richfield Corp                             205          22,371           920         100,395        2,122          231,563
Autodesk Inc                                         84           3,875           230          10,609          668           30,812
Automatic Data Processing                           173          11,245           837          54,405        1,923          124,995
Avery Dennison Corp                                  48           1,968           295          12,095          655           26,855
Avon Products Inc                                    77           5,438           345          24,366          914           64,551
Bard (C R) Inc                                       41           1,271           262           8,122          713           22,103
Barrick Gold Corp                                   507          12,865         1,970          49,989        4,676          118,654
Bell Atlantic Corp                                  589          35,193         2,438         145,671        5,815          347,446
Belo (A H) Corp                                     456          16,017           240           8,430          714           25,079
Bemis Co Inc                                         40           1,160           261           7,569          687           19,923
Biomet Inc +                                         77           1,242           644          10,385        1,465           23,623
Block (H & R) Inc                                   161           6,279           552          21,528        1,391           54,249
Boston Scientific Corp +                            143           5,684           876          34,821        1,963           78,029
Bristol-Myers Squibb Co                             671          46,047         2,782         190,915        6,728          461,709
Browning-Ferris Industries Inc                      288           9,684         1,174          39,476        2,833           95,260
CBS Inc                                             105           8,374           409          32,618          864           68,904
CPC International Inc                               187          11,758           776          48,791        1,971          123,927
CUC International Inc +                             210           7,166           955          32,589        2,332           79,580
Cabletron Systems Inc +                              50           2,644           410          21,679          990           52,346
Campbell Soup Co                                    340          15,555         1,345          61,534        3,342          152,897
Capital Cities/ABC Inc                              194          22,310           882         101,430        2,040          234,600
Ceridian Corp +                                      27           1,181           224           9,800          588           25,725
Cincinnati Milacron Inc                              59    $      1,954           182    $      6,029          405     $     13,416

                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                                             81.5%                         95.7%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                             27.7%                         36.3%
AT & T Corp                                      16,838    $    951,254        32,808    $  1,853,556
Abbott Laboratories                               8,552         331,390        16,479         638,561
Airtouch Communications +                         5,222         169,715        10,329         335,693
Albertson's Inc                                   2,666          84,979         5,282         168,364
Alco Standard Corp                                  542          43,631         1,124          90,482
Alexander & Alexander Services                      451          10,429           872          20,165
Allergan Inc                                        690          20,959         1,303          39,579
Alltel Corp                                       2,023          57,150         3,838         108,424
ALZA Corp +                                         907          21,541         1,657          39,354
American Home Products Corp                       3,273         252,021         6,372         490,644
American International Group Inc                  5,028         405,383         9,742         785,449
Ameritech Corp                                    5,876         301,145        11,402         584,353
Amgen Inc +                                       2,794         133,763         5,528         264,653
AMP Inc                                           2,348          95,388         4,559         185,209
Andrew Corp +                                       409          23,824           752          43,804
Anheuser-Busch Inc                                2,761         157,722         5,350         305,619
Applied Materials Inc +                             916          95,264         1,765         183,560
Armco Inc +                                       1,005           6,281         2,024          12,650
Atlantic Richfield Corp                           1,762         192,278         3,401         371,134
Autodesk Inc                                        553          25,507         1,005          46,356
Automatic Data Processing                         1,585         103,025         2,907         188,955
Avery Dennison Corp                                 615          25,215         1,115          45,715
Avon Products Inc                                   740          52,263         1,533         108,268
Bard (C R) Inc                                      590          18,290         1,088          33,728
Barrick Gold Corp                                 3,721          94,420         7,335         186,126
Bell Atlantic Corp                                4,618         275,926         9,062         541,455
Belo (A H) Corp                                     444          15,596           740          25,993
Bemis Co Inc                                        582          16,878         1,034          29,986
Biomet Inc +                                      1,234          19,898         2,361          38,071
Block (H & R) Inc                                 1,130          44,070         2,283          89,037
Boston Scientific Corp +                          1,591          63,242         3,206         127,439
Bristol-Myers Squibb Co                           5,369         368,448        10,420         715,073
Browning-Ferris Industries Inc                    2,239          75,286         4,455         149,799
CBS Inc                                             677          53,991         1,462         116,595
CPC International Inc                             1,539          96,765         3,112         195,667
CUC International Inc +                           1,875          63,984         3,670         125,239
Cabletron Systems Inc +                             777          41,084         1,525          80,634
Campbell Soup Co                                  2,625         120,094         5,067         231,815
Capital Cities/ABC Inc                            1,679         193,085         3,288         378,120
Ceridian Corp +                                     535          23,406           880          38,500
Cincinnati Milacron Inc                             363    $     12,024           727    $     24,082

24                                                                            25

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Circuit City Stores Inc                             143           4,934           512          17,664        1,301           44,885
Cisco Systems Inc +                                 349          22,903         1,529         100,341        3,590          235,594
Clorox Co                                            45           3,043           266          17,988          698           47,202
Coca-Cola Co                                      1,566         100,616         7,041         452,384       16,752        1,076,316
Colgate-Palmolive Co                                183          12,444           821          55,828        1,893          128,724
Columbia HCA Healthcare Corp                        575          27,025         2,450         115,150        5,843          274,621
Comcast Corp Class A                                393           8,400         1,299          27,766        3,124           66,776
Compaq Computer Corp +                              342          16,331         1,424          67,996        3,451          164,785
Computer Associates International Inc               213          14,804           925          64,288        2,149          149,356
Computer Sciences Corp +                             38           2,290           259          15,605          770           46,393
ConAgra Inc                                         334          12,650         1,340          50,753        3,212          121,655
Cooper Tire & Rubber Co                             121           3,146           441          11,466        1,054           27,404
Corning Inc                                         261           8,515         1,225          39,966        3,019           98,495
Crane Co                                             52           1,872           175           6,300          348           12,528
DSC Communications Corp +                           171           8,978           663          34,808        1,460           76,650
Darden Restaurants Inc +                            203           2,081           915           9,379        2,011           20,613
Deluxe Corp                                         120           3,750           439          13,719        1,127           35,219
Dial Corp                                           136           3,264           480          11,520        1,241           29,784
Disney (Walt) Co                                    641          35,976         2,849         159,900        6,849          384,400
Dover Corp                                           50           3,988           296          23,606          759           60,530
Dun & Bradstreet Corp                               223          12,906           960          55,560        2,254          130,450
Eastman Chemical Co                                 120           7,755           438          28,306        1,127           72,832
Eastman Kodak Co                                    429          24,721         1,881         108,393        4,490          258,736
Ecolab Inc                                           60           1,643           406          11,114          832           22,776
Emerson Electric Co                                 268          19,129         1,326          94,643        3,079          219,764
Engelhard Corp                                      214           6,046           765          21,611        1,912           54,014
Enron Corp                                          336          11,298         1,394          46,873        3,342          112,375
FMC Corp +                                           --              --           161          12,397          530           40,810
First Data Corp                                     173          10,099           646          37,710        1,540           89,898
Fluor Corp                                          119           6,962           437          25,565        1,126           65,871
Foster Wheeler Corp                                  --              --           160           5,900          429           15,819
Freeport-McMoRan Copper & Gold Inc Class A           38             888            28             655           52            1,215
Freeport-McMoRan Copper & Gold Inc Class B        1,072          25,058         1,187          27,746        2,718           63,533
Gannett Co Inc                                      183           9,791           820          43,870        1,812           96,942
Gap Inc                                             179           5,750           819          26,310        1,888           60,652
General Electric Co                               2,122         124,933         9,391         552,895       22,437        1,320,978
General Mills Inc                                   203          10,480           915          47,237        2,111          108,980
Genuine Parts Co                                    118           4,646           708          27,878        1,603           63,118
Gillette Co                                         524          21,877         2,440         101,870        5,822          243,069
Grace (W R) & Co                                    139           9,261           483          32,180        1,272           84,747
Grainger (W W) Inc                                   39           2,321           260          15,470          666           39,627
Great Lakes Chemical Corp                            75    $      4,959           344    $     22,747          912     $     60,306


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Circuit City Stores Inc                           1,065          36,743         1,965          67,793
Cisco Systems Inc +                               2,845         186,703         5,605         367,828
Clorox Co                                           535          36,179         1,078          72,900
Coca-Cola Co                                     13,545         870,266        26,197       1,683,157
Colgate-Palmolive Co                              1,532         104,176         3,098         210,664
Columbia HCA Healthcare Corp                      4,765         223,955         9,184         431,648
Comcast Corp Class A                              2,550          54,506         4,968         106,191
Compaq Computer Corp +                            2,833         135,276         5,329         254,460
Computer Associates International Inc             1,674         116,343         3,393         235,814
Computer Sciences Corp +                            571          34,403         1,078          64,950
ConAgra Inc                                       2,613          98,967         5,141         194,715
Cooper Tire & Rubber Co                             921          23,946         1,695          44,070
Corning Inc                                       2,410          78,626         4,784         156,078
Crane Co                                            339          12,204           600          21,600
DSC Communications Corp +                         1,257          65,993         2,333         122,483
Darden Restaurants Inc +                          1,647          16,882         3,351          34,348
Deluxe Corp                                         860          26,875         1,688          52,750
Dial Corp                                         1,028          24,672         1,908          45,792
Disney (Walt) Co                                  5,602         314,412        10,789         605,533
Dover Corp                                          563          44,899         1,152          91,872
Dun & Bradstreet Corp                             1,821         105,390         3,591         207,829
Eastman Chemical Co                                 864          55,836         1,686         108,958
Eastman Kodak Co                                  3,607         207,853         6,909         398,131
Ecolab Inc                                          659          18,040         1,322          36,190
Emerson Electric Co                               2,472         176,439         4,819         343,956
Engelhard Corp                                    1,497          42,290         2,910          82,208
Enron Corp                                        2,642          88,837         5,250         176,531
FMC Corp +                                          373          28,721           893          68,761
First Data Corp                                   1,248          72,852         2,404         140,334
Fluor Corp                                          863          50,486         1,688          98,748
Foster Wheeler Corp                                 373          13,754           741          27,324
Freeport-McMoRan Copper & Gold Inc Class A           38             888           236           5,517
Freeport-McMoRan Copper & Gold Inc Class B        2,192          51,238         4,152          97,053
Gannett Co Inc                                    1,528          81,748         2,841         151,994
Gap Inc                                           1,521          48,862         2,882          92,584
General Electric Co                              18,076       1,064,225        35,072       2,064,864
General Mills Inc                                 1,647          85,026         3,351         172,995
Genuine Parts Co                                  1,288          50,715         2,520          99,225
Gillette Co                                       4,704         196,392         9,176         383,098
Grace (W R) & Co                                  1,039          69,223         1,938         129,119
Grainger (W W) Inc                                  576          34,272         1,047          62,297
Great Lakes Chemical Corp                           739    $     48,866         1,323    $     87,483

26                                                                            27

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Harland (John H) Co                                  53           1,173           176           3,894          414            9,160
Harnischfeger Industries Inc                        108           3,969           319          11,723          594           21,830
Harrah's Entertainment Inc +                        154           4,909           522          16,639        1,348           42,968
Heinz (H J) Co                                      316          13,391         1,346          57,037        3,219          136,405
Hercules Inc                                        188          10,458           653          36,323        1,510           83,994
Hewlett Packard Co                                  586          46,880         2,850         228,000        6,714          537,120
Hilton Hotels Corp                                   34           2,261           256          17,024          625           41,563
Home Depot Inc                                      635          25,321         2,677         106,745        6,245          249,019
Homestake Mining Co                                 166           2,739           780          12,870        1,776           29,304
Illinois Tool Works Inc                             174          10,658           665          40,731        1,471           90,099
Intel Corp                                        1,016          62,357         4,602         282,448       10,970          673,284
International Flavors & Fragrances                  171           8,187           663          31,741        1,465           70,137
Interpublic Group Cos Inc                            82           3,188           476          18,505        1,077           41,868
Johnson & Johnson                                   827          57,063         3,578         246,882        8,561          590,709
Jostens Inc                                           5             120           301           7,224          585           14,040
Kellogg Co                                          269          18,158         1,227          82,823        2,879          194,333
Kimberly-Clark Corp                                 207          13,222           920          58,765        2,145          137,012
King World Productions +                             --              --           212           8,056          508           19,304
Kroger Co +                                         165           5,383           608          19,836        1,453           47,404
Lilly (Eli) & Co                                    338          27,674         1,665         136,322        3,825          313,172
Limited Inc                                         486           8,991         2,033          37,611        4,710           87,135
Lockheed Martin Corp                                202          12,297         1,108          67,450        2,631          160,162
Lowe's Co Inc                                       200           6,650           913          30,357        2,082           69,227
MBNA Corp                                           185           6,568           874          31,027        1,970           69,935
Manor Care Inc                                       59           1,910           305           9,874          805           26,062
Marsh & McLennan Companies Inc                       80           6,590           399          32,868          925           76,197
Marriott International                              123           4,367           713          25,312        1,641           58,256
Mattel Inc                                          247           7,163         1,223          35,467        2,960           85,840
McDonald's Corp                                     890          32,485         3,884         141,766        9,118          332,807
McGraw-Hill Inc                                      36           2,835           258          20,318          678           53,393
Medtronic Inc                                       100           9,438           592          55,870        1,519          143,356
Merck & Co Inc                                    1,572          78,404         6,903         344,287       16,388          817,352
Microsoft Corp +                                    759          70,208         3,242         299,885        7,693          711,603
Micron Technology Inc                               276          21,218         1,158          89,021        2,748          211,253
Millipore Corp                                       50           1,744           294          10,253          584           20,367
Minnesota Mining & Manufacturing Co                 567          30,972         2,360         128,915        5,526          301,858
Morton International Inc                            182           5,915           871          28,308        1,906           61,945
Motorola Inc                                        751          56,137         3,266         244,134        7,756          579,761
Nalco Chemical Co                                    71           2,485           340          11,900          879           30,765
Newell Co                                           202           5,050           915          22,875        2,087           52,175
Newmont Mining Corp                                 124           5,394           518          22,533        1,094           47,589
Northern Telecom Ltd                                340          12,495         1,397          51,340        3,304          121,422
Novell Inc +                                        520           9,360         1,992          35,856        4,808           86,544
Nucor Corp                                          127    $      6,223           521    $     25,529        1,196     $     58,604


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Harland (John H) Co                                 305           6,748           604          13,364
Harnischfeger Industries Inc                        537          19,735           960          35,280
Harrah's Entertainment Inc +                      1,090          34,744         2,210          70,444
Heinz (H J) Co                                    2,629         111,404         4,937         209,205
Hercules Inc                                      1,238          68,864         2,393         133,111
Hewlett Packard Co                                5,412         432,960        10,466         837,280
Hilton Hotels Corp                                  563          37,440         1,005          66,833
Home Depot Inc                                    5,113         203,881         9,957         397,035
Homestake Mining Co                               1,466          24,189         2,815          46,448
Illinois Tool Works Inc                           1,264          77,420         2,288         140,140
Intel Corp                                        8,826         541,696        17,158       1,053,072
International Flavors & Fragrances                1,163          55,679         2,237         107,096
Interpublic Group Cos Inc                           880          34,210         1,606          62,433
Johnson & Johnson                                 6,912         476,928        13,249         914,181
Jostens Inc                                         457          10,968           884          21,216
Kellogg Co                                        2,324         156,870         4,616         311,580
Kimberly-Clark Corp                               1,662         106,160         3,319         212,001
King World Productions +                            376          14,288           698          26,524
Kroger Co +                                       1,196          39,020         2,404          78,431
Lilly (Eli) & Co                                  3,095         253,403         6,001         491,332
Limited Inc                                       3,810          70,485         7,263         134,366
Lockheed Martin Corp                              2,154         131,125         4,184         254,701
Lowe's Co Inc                                     1,741          57,888         3,269         108,694
MBNA Corp                                         1,536          54,528         3,004         106,642
Manor Care Inc                                      707          22,889         1,217          39,400
Marsh & McLennan Companies Inc                      757          62,358         1,445         119,032
Marriott International                            1,342          47,641         2,495          88,573
Mattel Inc                                        2,348          68,092         4,479         129,891
McDonald's Corp                                   7,394         269,881        14,355         523,958
McGraw-Hill Inc                                     503          39,611         1,022          80,483
Medtronic Inc                                     1,216         114,760         2,404         226,878
Merck & Co Inc                                   13,210         658,849        25,490       1,271,314
Microsoft Corp +                                  6,204         573,870        12,109       1,120,083
Micron Technology Inc                             2,214         170,201         4,334         333,176
Millipore Corp                                      472          16,461           920          32,085
Minnesota Mining & Manufacturing Co               4,512         246,468         8,671         473,653
Morton International Inc                          1,529          49,693         3,000          97,500
Motorola Inc                                      6,235         466,066        12,252         915,837
Nalco Chemical Co                                   734          25,690         1,387          48,545
Newell Co                                         1,639          40,975         3,356          83,900
Newmont Mining Corp                                 946          41,151         1,713          74,516
Northern Telecom Ltd                              2,750         101,063         5,164         189,777
Novell Inc +                                      3,886          69,948         7,487         134,766
Nucor Corp                                          955    $     46,795         1,926    $     94,374

28                                                                            29

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Oracle Systems Corp +                               562          22,550         2,352          94,374        5,702          228,793
Oryx Energy Co +                                    245           3,308           565           7,628        1,280           17,280
Owens Corning Fiberglass +                           26           1,021           323          12,678          710           27,868
PPG Industries Inc                                  248          10,602         1,181          50,488        2,728          116,622
Pall Corp                                            78           1,706           594          12,994        1,517           33,184
Pep Boys-Manny Moe & Jack                            57           1,568           303           8,333          777           21,368
Pepsico Inc                                         999          45,205         4,413         199,688       10,455          473,089
Perkin-Elmer Corp                                    27             921           224           7,644          586           19,997
Pfizer Inc                                          770          38,019         3,532         174,393        8,316          410,603
Philip Morris Co Inc                              1,076          80,297         4,740         353,723       11,139          831,248
Phillips Petroleum Co                               358          11,769         1,438          47,274        3,490          114,734
Pioneer Hi Bred International Inc                   132           5,676           474          20,382        1,134           48,762
Pitney Bowes Inc                                    202           8,206           815          33,109        1,978           80,356
Placer Dome Inc                                     292           7,629         1,299          33,936        3,146           82,189
Praxair Inc                                         161           4,186           777          20,202        1,820           47,320
Premark International Inc                            61           3,195           306          16,027          833           43,628
Procter & Gamble Co                                 823          57,096         3,847         266,886        9,114          632,284
Quaker Oats Co                                      136           4,726           774          26,897        1,788           62,133
Ralston-Purina Group                                151           7,852           518          26,936        1,344           69,888
Reebok International Ltd                             95           3,373           438          15,549        1,030           36,565
Rubbermaid Inc                                      206           6,129           919          27,340        2,170           64,558
St Jude Medical Inc +                                32           1,908           252          15,026          617           36,789
Santa Fe Pacific Gold Corp                          128           1,552           756           9,167        1,689           20,479
Sara Lee Corp                                       613          17,011         2,652          73,593        6,287          174,464
Schering-Plough Corp                                476          22,194         2,096          97,726        4,962          231,353
Schlumberger Ltd                                    327          21,092         1,309          84,431        3,172          204,594
Scientific-Atlanta Inc                               82           1,640           377           7,540          968           19,360
Scott Paper Co                                      160           7,420           800          37,100        1,998           92,657
Shared Medical System Corp                           40           1,475           138           5,089          262            9,661
Shoney's Inc +                                       97           1,128           170           1,976          451            5,243
Sigma Aldrich Corp                                   62           2,976           262          12,576          667           32,016
Silicon Graphics Inc +                              217           9,168           922          38,955        2,075           87,669
Southwest Airlines Co                               175           4,528           839          21,709        1,871           48,412
Stone Container Corp +                               33             718           526          11,441        1,233           26,818
Sysco Corp                                          248           7,130         1,009          29,009        2,374           68,253
Tektronix Inc                                        78           3,559           176           8,030          423           19,299
Tele-Communication Inc Class A +                    762          14,097         3,627          67,100        8,591          158,934
Teledyne Inc                                         22             526           294           7,026          732           17,493
Tellabs Inc +                                       100           4,675           500          23,375        1,200           56,100
Texas Instruments Inc                               272          20,366         1,058          79,218        2,470          184,941
Time Warner Inc                                     463          19,504         2,135          89,937        5,046          212,563
Tribune Co                                           68           4,556           338          22,646          894           59,898
Trinova Corp                                         50           1,838           123           4,520          344           12,642
Tyco International Inc                               83    $      4,907           475    $     28,084          963     $     56,937


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Oracle Systems Corp +                             4,574         183,532         8,871         355,949
Oryx Energy Co +                                  1,079          14,567         2,039          27,527
Owens Corning Fiberglass +                          531          20,842         1,175          46,119
PPG Industries Inc                                2,244          95,931         4,350         185,963
Pall Corp                                         1,275          27,891         2,480          54,250
Pep Boys-Manny Moe & Jack                           698          19,195         1,281          35,228
Pepsico Inc                                       8,371         378,788        16,227         734,272
Perkin-Elmer Corp                                   434          14,810           876          29,894
Pfizer Inc                                        6,782         334,861        12,966         640,196
Philip Morris Co Inc                              9,008         672,222        17,451       1,302,281
Phillips Petroleum Co                             2,748          90,341         5,392         177,262
Pioneer Hi Bred International Inc                   916          39,388         1,740          74,820
Pitney Bowes Inc                                  1,643          66,747         3,128         127,075
Placer Dome Inc                                   2,547          66,540         4,966         129,737
Praxair Inc                                       1,448          37,648         2,928          76,128
Premark International Inc                           696          36,453         1,250          65,469
Procter & Gamble Co                               7,327         508,311        14,180         983,738
Quaker Oats Co                                    1,455          50,561         2,747          95,458
Ralston-Purina Group                              1,090          56,680         2,192         113,984
Reebok International Ltd                            819          29,075         1,764          62,622
Rubbermaid Inc                                    1,686          50,159         3,416         101,626
St Jude Medical Inc +                               540          32,198           900          53,663
Santa Fe Pacific Gold Corp                        1,388          16,830         2,726          33,053
Sara Lee Corp                                     5,133         142,441         9,905         274,864
Schering-Plough Corp                              3,930         183,236         7,706         359,292
Schlumberger Ltd                                  2,597         167,507         5,057         326,177
Scientific-Atlanta Inc                              855          17,100         1,553          31,060
Scott Paper Co                                    1,566          72,623         3,102         143,855
Shared Medical System Corp                          258           9,514           494          18,216
Shoney's Inc +                                      396           4,604           804           9,347
Sigma Aldrich Corp                                  496          23,808           971          46,608
Silicon Graphics Inc +                            1,684          71,149         3,233         136,594
Southwest Airlines Co                             1,573          40,701         3,064          79,281
Stone Container Corp +                            1,068          23,229         2,046          44,501
Sysco Corp                                        1,953          56,149         3,766         108,273
Tektronix Inc                                       333          15,193           676          30,843
Tele-Communication Inc Class A +                  6,927         128,150        13,557         250,805
Teledyne Inc                                        606          14,482         1,105          26,407
Tellabs Inc +                                       900          42,075         1,800          84,150
Texas Instruments Inc                             1,954         146,306         3,914         293,061
Time Warner Inc                                   4,054         170,775         7,812         329,081
Tribune Co                                          729          48,843         1,372          91,924
Trinova Corp                                        329          12,091           590          21,683
Tyco International Inc                              798    $     47,182         1,591    $     94,068

30                                                                            31

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
UST Inc                                             234           6,377         1,043          28,422        2,631           71,695
USAir Group Inc +                                   129           1,048           351           2,852          751            6,102
U.S. Healthcare Inc                                 208           6,656           921          29,472        2,121           67,872
Unocal Corp                                         323           9,407         1,309          38,125        3,265           95,093
Viacom Inc Class B +                                472          22,951         1,951          94,867        4,760          231,455
WMX Technologies Inc                                622          18,271         2,661          78,167        6,403          188,088
Wal Mart Stores Inc                               2,902          71,462        12,778         314,658       30,346          747,270
Walgreen Co                                         380           9,310         1,412          34,594        3,202           78,449
Warner Lambert Co                                   159          14,370           799          72,210        1,746          157,795
Whitman Corp                                         60           1,200           601          12,020        1,367           27,340
Winn-Dixie Stores Inc                                80           4,760           400          23,800          971           57,775
Worthington Industries Inc                           33             660           477           9,540        1,139           22,780
Wrigley (Wm) Jr Co                                  179           8,077           695          31,362        1,552           70,034

LARGE CAP GROWTH STOCKS - VALUE                            $  2,626,863                  $ 11,544,995                  $ 27,471,549
                         - COST                            $  2,326,091                  $  9,749,950                  $ 23,196,437

LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                                              7.1%                         17.2%                         22.0%
AMR Corp +                                          183    $     12,902           478    $     33,699          955     $     67,328
Advanced Micro Devices +                            344          11,610           683          23,051        1,395           47,081
Aetna Life & Casualty Co                            372          25,389           665          45,386        1,511          103,126
Ahmanson (H F) & Co                                 380           9,025           698          16,578        1,532           36,385
Air Products & Chemicals Inc                        375          20,109           668          35,822        1,500           80,438
Alberto-Culver Co Class B                            48           1,368           222           6,327          410           11,685
Alcan Aluminium Ltd                                 668          21,794         1,429          46,621        2,977           97,125
Allied Signal Inc                                   499          22,143         1,826          81,029        3,721          165,119
Allstate Corp                                     1,304          44,173         2,780          94,173        5,960          201,895
Aluminum Co of America                              560          31,990         1,148          65,580        2,354          134,472
Amerada Hess Corp                                   338          16,013           582          27,572        1,245           58,982
Amdahl Corp +                                       327           2,984           745           6,798        1,518           13,852
American Brands Inc                                 603          25,326         1,141          47,922        2,521          105,882
American Electric Power Inc                         548          18,701         1,162          39,653        2,429           82,890
American Express Corp                             1,441          58,180         3,114         125,728        6,589          266,031
American General Corp                               650          22,913         1,285          45,296        2,667           94,012
American Greetings Corp Class A                     280           8,610           501          15,406          947           29,120
American Stores Co                                  475          13,953           941          27,642        1,955           57,428
Amoco Corp                                        1,444          92,055         3,139         200,111        6,583          419,666
Apple Computer Inc                                  380          16,340           798          34,314        1,563           67,209
Archer-Daniels-Midland Co                         1,762          29,292         3,350          55,690        7,158          118,999
Armstrong World Industries Inc                       90           5,164           213          12,221          534           30,638
ASARCO Inc                                          123           3,982           221           7,155          584           18,907
Ashland Inc                                         156           5,109           402          13,166          802           26,266


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
UST Inc                                           2,086          56,844         3,944         107,474
USAir Group Inc +                                   620           5,038         1,187           9,644
U.S. Healthcare Inc                               1,664          53,248         3,279         104,928
Unocal Corp                                       2,595          75,579         4,957         144,373
Viacom Inc Class B +                              3,800         184,775         7,457         362,597
WMX Technologies Inc                              5,158         151,516         9,996         293,633
Wal Mart Stores Inc                              24,534         604,150        47,492       1,169,491
Walgreen Co                                       2,658          65,121         4,972         121,814
Warner Lambert Co                                 1,449         130,953         2,720         245,820
Whitman Corp                                      1,078          21,560         2,161          43,220
Winn-Dixie Stores Inc                               783          46,589         1,549          92,166
Worthington Industries Inc                          974          19,480         1,849          36,980
Wrigley (Wm) Jr Co                                1,227          55,368         2,337         105,457
LARGE CAP GROWTH STOCKS - VALUE                            $ 22,158,637                  $ 42,990,902
                         - COST                            $ 18,718,654                  $ 36,620,203
LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                                             25.8%                         27.5%
AMR Corp +                                          788    $     55,554         1,288    $     90,804
Advanced Micro Devices +                          1,106          37,328         1,633          55,114
Aetna Life & Casualty Co                          1,161          79,238         1,874         127,901
Ahmanson (H F) & Co                               1,181          28,049         1,832          43,510
Air Products & Chemicals Inc                      1,167          62,580         1,864          99,957
Alberto-Culver Co Class B                           334           9,519           481          13,709
Alcan Aluminium Ltd                               2,375          77,484         3,701         120,745
Allied Signal Inc                                 2,990         132,681         4,659         206,743
Allstate Corp                                     4,686         158,738         9,533         322,930
Aluminum Co of America                            1,821         104,025         2,955         168,804
Amerada Hess Corp                                   933          44,201         1,483          70,257
Amdahl Corp +                                     1,245          11,361         1,848          16,863
American Brands Inc                               1,976          82,992         3,085         129,570
American Electric Power Inc                       1,932          65,930         3,011         102,750
American Express Corp                             5,189         209,506         8,125         328,047
American General Corp                             2,133          75,188         3,301         116,360
American Greetings Corp Class A                     779          23,954         1,175          36,131
American Stores Co                                1,513          44,444         2,353          69,119
Amoco Corp                                        5,192         330,990         8,214         523,643
Apple Computer Inc                                1,311          56,373         1,936          83,248
Archer-Daniels-Midland Co                         5,757          95,713         8,898         147,928
Armstrong World Industries Inc                      377          21,630           598          34,310
ASARCO Inc                                          420          13,598           658          21,303
Ashland Inc                                         672          22,008           971          31,800

32                                                                            33

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Baker Hughes Inc                                    471    $     10,598           888    $     19,980        1,892     $     42,570
Ball Corp                                            52           1,768           175           5,950          447           15,198
Bally Entertainment Corp +                          107           1,297           304           3,686          742            8,997
Baltimore Gas & Electric Co                         481          12,626           872          22,890        1,993           52,316
Banc One Corp                                     1,137          38,232         2,462          82,785        5,197          174,749
Bank of Boston Corp                                 360          15,840           653          28,732        1,494           65,736
Bank of New York Inc                                539          23,447         1,210          52,635        2,503          108,881
BankAmerica Corp                                  1,121          63,337         2,298         129,837        4,934          278,771
Bankers Trust N Y Corp                              190          13,086           485          33,404          995           68,531
Barnett Banks Inc                                   245          13,996           615          35,132        1,315           75,119
Bassett Furniture Industries                         25             619            50           1,238          200            4,950
Bausch & Lomb Inc                                   154           6,122           400          15,900          765           30,409
Baxter International Inc                            809          31,551         1,744          68,016        3,651          142,389
Becton Dickenson & Co                               177           9,978           448          25,256          843           47,524
BellSouth Corp                                    1,444          99,275         3,139         215,806        6,591          453,131
Beneficial Corp                                     142           6,976           363          17,832          695           34,142
Bethlehem Steel Corp +                              362           5,294           656           9,594        1,426           20,855
Beverly Enterprises +                               220           2,915           591           7,831        1,250           16,563
Black & Decker Corp                                 322          10,425           542          17,547        1,157           37,458
Boatmen's Bancshares Inc                            457          16,909           751          27,787        1,614           59,718
Boeing Co                                           946          60,308         2,126         135,533        4,507          287,321
Boise Cascade Corp                                  167           7,160           314          13,463          645           27,654
Briggs & Stratton Corp                               50           1,894           149           5,643          372           14,090
Brown-Forman Corp Class B                           271          10,027           442          16,354          866           32,042
Brown Group Inc                                      31             566            80           1,460          238            4,344
Bruno's Inc                                           7              72            13             133           28              287
Brunswick Corp                                      342           6,883           562          11,310        1,276           25,680
Burlington Northern Inc                             131           9,072           574          39,750        1,205           83,446
Burlington Resources Inc                            427          17,454           744          30,411        1,679           68,629
CIGNA Corp                                          176          17,028           447          43,247          942           91,139
CSX Corp                                            259          21,368           627          51,728        1,384          114,180
Carolina Power & Light Co                           506          15,496         1,021          31,268        2,047           62,689
Caterpillar Inc                                     307          20,607         1,241          83,302        2,645          177,546
Centex Corp                                          55           1,609           128           3,744          352           10,296
Central & South West Corp                           581          14,235         1,144          28,028        2,553           62,549
Champion International Corp                         238          13,477           582          32,956        1,247           70,611
Charming Shoppes Inc                                305           1,601           574           3,014        1,292            6,783
Chase Manhattan Corp                                548          31,510         1,061          61,008        2,328          133,860
Chemical Banking Corp Class A                       742          43,222         1,500          87,375        3,185          185,526
Chevron Corp                                      1,842          89,107         4,027         194,806        8,640          417,960
Chrysler Corp                                     1,095          58,993         2,324         125,206        4,861          261,886
Chubb Corp                                          229          20,896           523          47,724        1,100          100,375
Cinergy Corp                                        470          12,044           962          24,651        2,017           51,686
Citicorp                                          1,177          78,123         2,480         164,610        5,239          347,739


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Baker Hughes Inc                                  1,482    $     33,345         2,182    $     49,095
Ball Corp                                           337          11,458           497          16,898
Bally Entertainment Corp +                          464           5,626           692           8,391
Baltimore Gas & Electric Co                       1,577          41,396         2,379          62,449
Banc One Corp                                     4,089         137,493         6,466         217,419
Bank of Boston Corp                               1,136          49,984         1,777          78,188
Bank of New York Inc                              1,988          86,478         3,160         137,460
BankAmerica Corp                                  3,902         220,463         6,115         345,498
Bankers Trust N Y Corp                              802          55,238         1,336          92,017
Barnett Banks Inc                                   974          55,640         1,565          89,401
Bassett Furniture Industries                        120           2,970           206           5,099
Bausch & Lomb Inc                                   570          22,658           959          38,120
Baxter International Inc                          2,893         112,827         4,637         180,843
Becton Dickenson & Co                               659          37,151         1,132          63,817
BellSouth Corp                                    5,189         356,744         8,136         559,350
Beneficial Corp                                     530          26,036           858          42,149
Bethlehem Steel Corp +                            1,138          16,643         1,683          24,614
Beverly Enterprises +                             1,045          13,846         1,540          20,405
Black & Decker Corp                                 843          27,292         1,392          45,066
Boatmen's Bancshares Inc                          1,327          49,099         2,071          76,627
Boeing Co                                         3,552         226,440         5,612         357,765
Boise Cascade Corp                                  488          20,923           709          30,398
Briggs & Stratton Corp                              357          13,521           427          16,173
Brown-Forman Corp Class B                           735          27,195         1,089          40,293
Brown Group Inc                                     221           4,033           253           4,617
Bruno's Inc                                          22             226            34             349
Brunswick Corp                                      948          19,079         1,532          30,832
Burlington Northern Inc                             910          63,018         1,485         102,836
Burlington Resources Inc                          1,310          53,546         2,052          83,876
CIGNA Corp                                          767          74,207         1,257         121,615
CSX Corp                                          1,127          92,978         1,774         146,355
Carolina Power & Light Co                         1,663          50,929         2,555          78,247
Caterpillar Inc                                   2,089         140,224         3,264         219,096
Centex Corp                                         343          10,033           458          13,397
Central & South West Corp                         1,947          47,702         3,165          77,543
Champion International Corp                         933          52,831         1,512          85,617
Charming Shoppes Inc                                994           5,219         1,604           8,421
Chase Manhattan Corp                              1,831         105,283         2,910         167,325
Chemical Banking Corp Class A                     2,557         148,945         4,002         233,117
Chevron Corp                                      6,784         328,176        10,727         518,919
Chrysler Corp                                     3,858         207,850         6,111         329,230
Chubb Corp                                          909          82,946         1,425         130,031
Cinergy Corp                                      1,625          41,641         2,515          64,447
Citicorp                                          4,121         273,531         6,552         434,889

34                                                                            35

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AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Coastal Corp                                        358    $     11,725           627    $     20,534        1,390     $     45,523
Columbia Gas System Inc +                           139           4,900           360          12,690          672           23,688
Community Psychiatric Centers +                     101           1,187           273           3,208          606            7,121
Conrail Inc                                         190          12,778           485          32,616          997           67,048
Consolidated Edison Co                              785          22,176         1,472          41,584        3,069           86,699
Consolidated Freightways                            162           4,192           261           6,753          610           15,784
Consolidated Natural Gas Co                         338          13,055           582          22,480        1,241           47,934
Cooper Industries Inc                               378          14,364           695          26,410        1,431           54,378
Coors (Adolph) Co Class B                            67           1,139           265           4,505          541            9,197
CoreStates Financial Corp                           477          17,649           942          34,854        1,860           68,820
Cray Research Inc +                                  46           1,070           119           2,767          290            6,743
Crown Cork & Seal Co +                              330          14,850           575          25,875        1,212           54,540
Cummins Engine Co Inc                               123           4,828           220           8,635          557           21,862
Cyprus Amax Minerals                                336           9,408           581          16,268        1,268           35,504
Dana Corp                                           348          10,397           616          18,403        1,312           39,196
Data General Corp +                                  62             605           161           1,570          595            5,801
Dayton-Hudson Corp                                   75           5,484           445          32,541          934           68,299
Dean Witter Discover & Co                           524          26,724         1,064          54,264        2,235          113,985
Deere & Co                                          226          19,323           521          44,546        1,096           93,708
Delta Air Lines Inc                                 138          10,264           360          26,775          666           49,534
Detroit Edison Co                                   482          14,761           923          28,267        1,869           57,238
Digital Equipment Corp +                            467          19,497           884          36,907        1,958           81,747
Dillard Department Stores Inc Class A               373          11,516           666          20,563        1,498           46,251
Dominion Resources Inc                              520          18,785         1,060          38,293        2,321           83,846
Donnelley (R R) & Sons Co                           503          19,114           991          37,658        2,058           78,204
Dow Chemical Co                                     782          57,868         1,716         126,984        3,669          271,506
Dow Jones & Co Inc                                  350          12,819           618          22,634        1,244           45,562
Dresser Industries Inc                              257           6,168         1,121          26,904        2,374           56,976
DuPont (E I) de Nemours                           1,596         104,339         3,448         225,413        7,285          476,257
Duke Power Co                                       609          24,741         1,247          50,659        2,662          108,144
EG & G Inc                                          123           2,337           369           7,011          685           13,015
Eastern Enterprises                                  37           1,133            85           2,603          225            6,891
Eaton Corp                                           83           4,492           477          25,818          984           53,259
Echlin Inc                                          153           5,279           400          13,800          765           26,393
Echo Bay Mines Ltd                                  371           3,849           765           7,937        1,462           15,168
Enserch Corp                                        242           3,963           438           7,172          871           14,263
Entergy Corp                                        679          16,296         1,464          35,136        3,001           72,024
Exxon Corp                                        3,526         242,413         7,798         536,113       16,394        1,127,088
FPL Group Inc                                       583          22,664         1,145          44,512        2,479           96,371
Federal Express Corp +                              148          10,619           394          28,270          757           54,315
Federal Home Loan Mortgage Corp                     541          34,759         1,105          70,996        2,344          150,602
Federal National Mortgage Association               779          74,297         1,687         160,898        3,610          344,304
Federal Paper Board Co                              124           4,914           321          12,720          559           22,150
First Chicago Corp                                  237          15,020           582          36,884        1,166           73,895


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Coastal Corp                                      1,103    $     36,123         1,673    $     54,791
Columbia Gas System Inc +                           487          17,167           824          29,046
Community Psychiatric Centers +                     412           4,841           724           8,507
Conrail Inc                                         797          53,598         1,341          90,182
Consolidated Edison Co                            2,441          68,958         3,828         108,141
Consolidated Freightways                            473          12,239           638          16,508
Consolidated Natural Gas Co                         933          36,037         1,511          58,362
Cooper Industries Inc                             1,124          42,712         1,776          67,488
Coors (Adolph) Co Class B                           355           6,035           560           9,520
CoreStates Financial Corp                         1,512          55,944         2,359          87,283
Cray Research Inc +                                 204           4,743           415           9,649
Crown Cork & Seal Co +                              916          41,220         1,479          66,555
Cummins Engine Co Inc                               418          16,407           653          25,630
Cyprus Amax Minerals                                929          26,012         1,506          42,168
Dana Corp                                         1,078          32,205         1,649          49,264
Data General Corp +                                 362           3,530           611           5,957
Dayton-Hudson Corp                                  765          55,941         1,227          89,724
Dean Witter Discover & Co                         1,725          87,975         2,786         142,086
Deere & Co                                          953          81,482         1,403         119,957
Delta Air Lines Inc                                 572          42,543           875          65,078
Detroit Edison Co                                 1,534          46,979         2,380          72,888
Digital Equipment Corp +                          1,572          65,631         2,396         100,033
Dillard Department Stores Inc Class A             1,165          35,969         1,783          55,050
Dominion Resources Inc                            1,819          65,711         2,770         100,066
Donnelley (R R) & Sons Co                         1,623          61,674         2,487          94,506
Dow Chemical Co                                   2,862         211,788         4,501         333,074
Dow Jones & Co Inc                                  989          36,222         1,589          58,197
Dresser Industries Inc                            1,916          45,984         2,953          70,872
DuPont (E I) de Nemours                           5,738         375,122         9,066         592,690
Duke Power Co                                     2,090          84,906         3,356         136,338
EG & G Inc                                          515           9,785           864          16,416
Eastern Enterprises                                 179           5,482           282           8,636
Eaton Corp                                          787          42,596         1,314          71,120
Echlin Inc                                          574          19,803           956          32,982
Echo Bay Mines Ltd                                1,118          11,599         1,722          17,866
Enserch Corp                                        699          11,446         1,013          16,588
Entergy Corp                                      2,392          57,408         3,750          90,000
Exxon Corp                                       12,926         888,663        20,475       1,407,656
FPL Group Inc                                     1,909          74,212         3,071         119,385
Federal Express Corp +                              551          39,534           941          67,517
Federal Home Loan Mortgage Corp                   1,893         121,625         3,024         194,292
Federal National Mortgage Association             2,828         269,721         4,444         423,847
Federal Paper Board Co                              420          16,643           756          29,957
First Chicago Corp                                  930          58,939         1,477          93,605

36                                                                            37

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
First Fidelity Bancorp                              215    $     14,056           485    $     31,707        1,099     $     71,847
First Interstate Bancorp                            195          18,623           488          46,604        1,002           95,691
First Mississippi Corp                               35           1,159            84           2,783          314           10,401
First Union Corp                                    523          26,215         1,065          53,383        2,236          112,080
Fleet Financial Group Inc                           466          17,242           931          34,447        1,828           67,636
Fleetwood Enterprises Inc                           130           2,551           252           4,946          616           12,089
Fleming Co Inc                                      165           4,806           213           6,204          508           14,796
Ford Motor Co                                     3,030          92,794         6,422         196,674       13,543          414,754
Fruit of the Loom Inc Class A +                     214           5,029           450          10,575          954           22,419
GTE Corp                                          2,826         103,502         6,043         221,325       12,767          467,591
General Dynamics Corp                               161           8,473           407          21,418          807           42,468
General Motors Corp                               2,180         102,460         4,636         217,892        9,887          464,689
General Public Utilities                            387          11,078           684          19,580        1,557           44,569
General Re Corp                                     197          29,279           542          80,555        1,132          168,244
General Signal Corp                                  33           1,172           255           9,053          663           23,537
Georgia-Pacific Corp                                133          11,970           576          51,840        1,207          108,630
Giant Food Inc Class A                              154           4,793           401          12,481          796           24,776
Giddings & Lewis Inc                                 60             983           183           2,997          473            7,745
Golden West Financial                               162           7,736           408          19,482          808           38,582
Goodrich (B F) Co                                    45           2,678           118           7,021          314           18,683
Goodyear Tire & Rubber Co                           490          19,600           981          39,240        2,032           81,280
Great Atlantic & Pacific Tea Co                     167           4,739           215           6,101          541           15,351
Great Western Financial Corp                        457          10,682           850          19,869        1,814           42,402
Halliburton Co                                      375          15,891           668          28,307        1,525           64,622
Handleman Co                                         59             561           132           1,254          467            4,437
Harcourt General Inc                                 86           3,580           480          19,980          908           37,796
Harris Corp                                          95           5,474           217          12,505          544           31,348
Hasbro Inc                                          329          10,651           524          16,965        1,126           36,454
Helmerich & Payne Inc                                43           1,231           142           4,065          367           10,505
Hershey Foods Corp                                  229          13,711           523          31,315        1,175           70,353
Honeywell Inc                                       429          18,769           746          32,638        1,679           73,456
Household International Inc                         341          19,139           585          32,833        1,280           71,840
Houston Industries Inc                              429          18,179           846          35,849        1,780           75,428
ITT Corp                                            281          33,615           696          83,259        1,434          171,542
Inco Ltd                                            379          13,265           697          24,395        1,530           53,550
Ingersoll-Rand Co                                   360          13,635           653          24,732        1,387           52,533
Inland Steel Industries Inc                          97           2,655           346           9,472          606           16,589
Intergraph Corp +                                   104           1,287           202           2,500          722            8,935
International Business Machines Corp              1,669         172,533         3,584         370,496        7,679          793,817
International Paper Co                              392          32,095           810          66,319        1,631          133,538
James River Corp                                    218           7,576           489          16,993        1,047           36,383
Jefferson-Pilot Corp                                136           8,551           258          16,222          655           41,183
Johnson Controls Inc                                 96           5,844           219          13,332          546           33,238
K Mart Corp                                       1,384          18,857         2,812          38,314        5,999           81,736


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
First Fidelity Bancorp                              805    $     52,627         1,320    $     86,295
First Interstate Bancorp                            815          77,833         1,254         119,757
First Mississippi Corp                              224           7,420           348          11,528
First Union Corp                                  1,830          91,729         2,834         142,054
Fleet Financial Group Inc                         1,493          55,241         2,307          85,359
Fleetwood Enterprises Inc                           464           9,106           683          13,404
Fleming Co Inc                                      382          11,126           599          17,446
Ford Motor Co                                    10,697         327,596        16,859         516,307
Fruit of the Loom Inc Class A +                     744          17,484         1,780          41,830
GTE Corp                                         10,161         372,147        16,001         586,037
General Dynamics Corp                               609          32,049         1,039          54,677
General Motors Corp                               7,768         365,096        12,292         577,724
General Public Utilities                          1,168          33,434         1,844          52,785
General Re Corp                                     820         121,873         1,364         202,725
General Signal Corp                                 493          17,502           701          24,886
Georgia-Pacific Corp                                923          83,070         1,493         134,370
Giant Food Inc Class A                              640          19,920           885          27,546
Giddings & Lewis Inc                                364           5,961           527           8,630
Golden West Financial                               591          28,220           995          47,511
Goodrich (B F) Co                                   281          16,720           420          24,990
Goodyear Tire & Rubber Co                         1,572          62,880         2,461          98,440
Great Atlantic & Pacific Tea Co                     405          11,492           578          16,401
Great Western Financial Corp                      1,441          33,683         2,103          49,158
Halliburton Co                                    1,168          49,494         1,863          78,945
Handleman Co                                        307           2,917           521           4,950
Harcourt General Inc                                792          32,967         1,127          46,911
Harris Corp                                         409          23,569           614          35,382
Hasbro Inc                                          964          31,210         1,426          46,167
Helmerich & Payne Inc                               215           6,154           408          11,679
Hershey Foods Corp                                  890          53,289         1,323          79,215
Honeywell Inc                                     1,315          57,531         2,069          90,519
Household International Inc                         962          53,992         1,624          91,147
Houston Industries Inc                            1,341          56,825         2,111          89,454
ITT Corp                                          1,130         135,176         1,734         207,430
Inco Ltd                                          1,233          43,155         1,930          67,550
Ingersoll-Rand Co                                 1,130          42,799         1,675          63,441
Inland Steel Industries Inc                         542          14,837           782          21,407
Intergraph Corp +                                   511           6,324           737           9,120
International Business Machines Corp              6,043         624,695         9,538         985,991
International Paper Co                            1,283         105,046         2,092         171,283
James River Corp                                    813          28,252         1,323          45,974
Jefferson-Pilot Corp                                472          29,677           836          52,564
Johnson Controls Inc                                416          25,324           621          37,803
K Mart Corp                                       4,681          63,779         7,312          99,626

38                                                                            39

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Kaufman & Broad Home Corp                            57    $        762           130    $      1,739          444     $      5,939
Kerr-McGee Corp                                     141           7,755           362          19,910          668           36,740
KeyCorp                                             723          22,413         1,434          44,454        3,090           95,790
Knight-Ridder Inc                                   145           8,156           266          14,963          625           35,156
Laidlaw Inc Class B                                 881           7,929         1,692          15,228        3,661           32,949
Lincoln National Corp                               340          14,620           560          24,080        1,298           55,814
Liz Claiborne Inc                                   188           4,277           483          10,988        1,013           23,046
Loews Corp                                          200          26,275           400          52,550          800          105,100
Longs Drug Stores Corp                               37           1,369            85           3,145          249            9,213
Loral Corp                                          221          12,100           541          29,620        1,156           63,291
Louisiana Land & Exploration Co                      83           3,175           181           6,923          400           15,300
Louisiana-Pacific Corp                              368           8,740           662          15,723        1,433           34,034
Luby's Cafeterias Inc                                45             894           119           2,365          280            5,565
MCI Communications                                1,115          26,830         4,192         100,870        9,009          216,779
Mallinckrodt Group Inc                              284          10,686           480          18,060        1,057           39,770
Masco Corp                                          499          13,972         1,015          28,420        2,081           58,268
May Co Department Stores Co                         735          31,146         1,545          65,469        3,244          137,465
Maytag Corp                                         362           5,611           706          10,943        1,417           21,964
McDermott International Inc                         144           3,276           365           8,304          702           15,971
McDonnell Douglas Corp                              382          30,656           749          60,107        1,530          122,783
Mead Corp                                           154           9,452           400          24,550          765           46,952
Mellon Bank Corp                                    463          21,935           943          44,675        1,952           92,476
Melville Corp                                       360          12,015           653          21,794        1,412           47,126
Mercantile Stores Co Inc                             90           4,129           263          12,065          532           24,406
Meredith Corp                                        50           1,963           198           7,772          360           14,130
Merrill Lynch & Co Inc                              508          29,274         1,066          61,428        2,349          135,361
Mobil Corp                                        1,098         104,585         2,423         230,791        5,177          493,109
Monsanto Co                                         383          36,337           700          66,413        1,464          138,897
Moore Corp Ltd                                      350           7,306           619          12,922        1,345           28,077
Morgan (J P) & Co Inc                               589          42,923         1,201          87,523        2,512          183,062
Morrison Knudsen Corp                                55             426           229           1,775          367            2,844
NBD Bancorp Inc                                     506          18,090         1,020          36,465        2,147           76,755
NACCO Industries Inc Class A                         16             920            40           2,300          154            8,855
National City Corp                                  473          14,072           940          27,965        1,913           56,912
National Semiconductor +                            410          11,583           803          22,685        1,589           44,889
National Service Industries Inc                     137           3,973           259           7,511          685           19,865
NationsBank                                         772          47,382         1,708         104,829        3,626          222,546
Navistar International Corp +                       181           2,353           477           6,201        1,034           13,442
New York Times Co Class A                           262           6,517           629          15,646        1,295           32,213
Niagara Mohawk Power Corp                           475           5,700           891          10,692        1,951           23,412
NICOR Inc                                           142           3,639           264           6,765          719           18,424
Nike Inc Class B                                    180          16,673           500          46,313          972           90,032
NorAm Energy Corp                                   364           2,594           658           4,688        1,584           11,286
Nordstrom Inc                                       119           4,909           537          22,151        1,126           46,448


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Kaufman & Broad Home Corp                           343    $      4,588           464    $      6,206
Kerr-McGee Corp                                     579          31,845           881          48,455
KeyCorp                                           2,495          77,345         3,830         118,730
Knight-Ridder Inc                                   537          30,206           803          45,169
Laidlaw Inc Class B                               2,802          25,218         4,280          38,520
Lincoln National Corp                               961          41,323         1,543          66,349
Liz Claiborne Inc                                   809          18,405         1,131          25,730
Loews Corp                                          600          78,825         1,000         131,375
Longs Drug Stores Corp                              184           6,808           275          10,175
Loral Corp                                          837          45,826         1,383          75,719
Louisiana Land & Exploration Co                     372          14,229           514          19,661
Louisiana-Pacific Corp                            1,157          27,479         1,709          40,589
Luby's Cafeterias Inc                               269           5,346           421           8,367
MCI Communications                                7,079         170,338        11,228         270,174
Mallinckrodt Group Inc                              795          29,912         1,193          44,887
Masco Corp                                        1,594          44,632         2,507          70,196
May Co Department Stores Co                       2,619         110,980         4,026         170,602
Maytag Corp                                       1,135          17,593         1,667          25,839
McDermott International Inc                         539          12,262           791          17,995
McDonnell Douglas Corp                            1,223          98,146         1,834         147,179
Mead Corp                                           569          34,922           959          58,859
Mellon Bank Corp                                  1,551          73,479         2,363         111,947
Melville Corp                                     1,130          37,714         1,674          55,870
Mercantile Stores Co Inc                            377          17,295           596          27,342
Meredith Corp                                       244           9,577           468          18,369
Merrill Lynch & Co Inc                            1,833         105,627         2,895         166,824
Mobil Corp                                        4,088         389,382         6,557         624,554
Monsanto Co                                       1,210         114,799         1,848         175,329
Moore Corp Ltd                                    1,036          21,627         1,556          32,482
Morgan (J P) & Co Inc                             1,918         139,774         3,094         225,475
Morrison Knudsen Corp                               343           2,658           563           4,363
NBD Bancorp Inc                                   1,663          59,452         2,554          91,306
NACCO Industries Inc Class A                         51           2,933           165           9,488
National City Corp                                1,561          46,440         2,332          69,377
National Semiconductor +                          1,320          37,290         1,980          55,935
National Service Industries Inc                     474          13,746           715          20,735
NationsBank                                       2,837         174,121         4,467         274,162
Navistar International Corp +                       755           9,815         1,152          14,976
New York Times Co Class A                         1,014          25,223         1,532          38,109
Niagara Mohawk Power Corp                         1,467          17,604         2,202          26,424
NICOR Inc                                           497          12,736           793          20,321
Nike Inc Class B                                    775          71,784         1,242         115,040
NorAm Energy Corp                                 1,230           8,764         2,080          14,820
Nordstrom Inc                                       862          35,558         1,285          53,006

40                                                                            41

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Norfolk Southern Corp                               342    $     24,197           808    $     57,166        1,741     $    123,176
Northern States Power Co                            167           7,118           438          18,670          851           36,274
Northrop Grumman Corp                               136           8,279           258          15,706          668           40,665
Norwest Corp                                      1,008          30,366         2,036          61,335        4,248          127,971
NYNEX Corp                                        1,252          56,340         2,653         119,385        5,610          252,450
Occidental Petroleum Corp                           986          21,446         1,969          42,826        4,165           90,589
Ogden Corp                                          201           4,673           325           7,556          684           15,903
Ohio Edison Co                                      493          10,661           983          21,257        2,041           44,137
ONEOK Inc                                            47           1,028           120           2,625          406            8,881
Outboard Marine Corp                                 35             748            84           1,796          324            6,926
PECO Energy Co                                      663          17,652         1,425          37,941        2,942           78,331
PNC Bank Corp                                       786          20,633         1,472          38,640        2,969           77,936
PACCAR Inc                                           93           4,604           215          10,643          542           26,829
Pacific Enterprises                                 298           7,152           492          11,808        1,106           26,544
Pacific Gas & Electric Co                         1,273          36,599         2,698          77,568        5,710          164,163
Pacific Telesis Group                             1,264          35,866         2,664          75,591        5,635          159,893
PacifiCorp                                          894          16,204         1,727          31,302        3,748           67,933
Panhandle Eastern Corp                              424          10,600           977          24,425        1,992           49,800
Parker Hannifin Corp                                202           8,004           487          19,297        1,013           40,140
Penney (J C) Co Inc                                 688          31,132         1,474          66,699        3,097          140,139
Pennzoil Co                                         130           5,720           253          11,132          637           28,028
Peoples Energy Corp                                 161           4,387           184           5,014          484           13,189
Phelps Dodge Corp                                   174          11,027           445          28,202          914           57,925
Pittston Services Group                             123           3,121           220           5,583          557           14,134
Polaroid Corp                                       132           5,759           254          11,081          613           26,742
Potlatch Corp                                        76           3,012           224           8,876          346           13,710
Price/Costco Inc +                                  556           9,383         1,212          20,453        2,569           43,352
Providian Corp                                      351          13,470           619          23,754        1,318           50,578
Public Services Enterprise Group                    829          22,798         1,564          43,010        3,205           88,138
Pulte Corp                                           48           1,296           122           3,294          398           10,746
Raychem Corp                                        125           5,484           322          14,128          610           26,764
Raytheon Co                                         362          29,277           800          64,700        1,621          131,098
Republic New York Corp                              200          11,250           300          16,875          400           22,500
Reynolds Metals Co                                  156           9,321           403          24,079          802           47,920
Rite Aid Corp                                       304           8,512           548          15,344        1,071           29,988
Roadway Services Inc                                 93           5,115           216          11,880          540           29,700
Rockwell International Corp                         661          29,580         1,323          59,204        2,811          125,792
Rohm & Haas Co                                      169          10,098           439          26,230          873           52,162
Rowan Co Inc +                                      272           2,210           492           3,998          958            7,784
Russell Corp                                        173           4,758           220           6,050          556           15,290
Ryan's Family Steak House +                         119             893           316           2,370          712            5,340
Ryder System Inc                                    286           6,936           481          11,664        1,089           26,408
SBC Communication Inc                             1,002          50,726         3,756         190,148        8,059          407,987
SCEcorp                                           1,410          23,441         2,782          46,251        5,904           98,154


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Norfolk Southern Corp                             1,371    $     96,998         2,173    $    153,740
Northern States Power Co                            729          31,074         1,068          45,524
Northrop Grumman Corp                               469          28,550           858          52,231
Norwest Corp                                      3,409         102,696         5,316         160,145
NYNEX Corp                                        4,462         200,790         7,032         316,440
Occidental Petroleum Corp                         3,331          72,449         5,162         112,274
Ogden Corp                                          506          11,765           744          17,298
Ohio Edison Co                                    1,578          34,124         2,473          53,479
ONEOK Inc                                           305           6,672           420           9,188
Outboard Marine Corp                                224           4,788           348           7,439
PECO Energy Co                                    2,309          61,477         3,678          97,927
PNC Bank Corp                                     2,342          61,478         3,725          97,781
PACCAR Inc                                          407          20,147           612          30,294
Pacific Enterprises                                 823          19,752         1,274          30,576
Pacific Gas & Electric Co                         4,484         128,915         7,078         203,493
Pacific Telesis Group                             4,431         125,730         6,985         198,199
PacifiCorp                                        2,982          54,049         4,657          84,408
Panhandle Eastern Corp                            1,525          38,125         2,361          59,025
Parker Hannifin Corp                                752          29,798         1,234          48,897
Penney (J C) Co Inc                               2,445         110,636         3,842         173,851
Pennzoil Co                                         484          21,296           784          34,496
Peoples Energy Corp                                 377          10,273           536          14,606
Phelps Dodge Corp                                   738          46,771         1,216          77,064
Pittston Services Group                             443          11,241           604          15,327
Polaroid Corp                                       443          19,326           697          30,407
Potlatch Corp                                       331          13,116           468          18,545
Price/Costco Inc +                                1,991          33,598         3,218          54,304
Providian Corp                                      984          37,761         1,587          60,901
Public Services Enterprise Group                  2,504          68,860         4,054         111,485
Pulte Corp                                          321           8,667           433          11,691
Raychem Corp                                        422          18,515           669          29,352
Raytheon Co                                       1,251         101,175         2,066         167,088
Republic New York Corp                              500          28,125           900          50,625
Reynolds Metals Co                                  686          40,989         1,019          60,885
Rite Aid Corp                                       839          23,492         1,298          36,344
Roadway Services Inc                                387          21,285           618          33,990
Rockwell International Corp                       2,231          99,837         3,554         159,042
Rohm & Haas Co                                      732          43,737         1,070          63,933
Rowan Co Inc +                                      845           6,866         1,296          10,530
Russell Corp                                        416          11,440           602          16,555
Ryan's Family Steak House +                         579           4,343           839           6,293
Ryder System Inc                                    797          19,327         1,273          30,870
SBC Communication Inc                             6,305         319,191        10,032         507,870
SCEcorp                                           4,694          78,038         7,204         119,767

42                                                                            43

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
SAFECO Corp                                         160    $     10,340           406    $     26,238          808     $     52,217
Safety-Kleen Corp                                   226           3,051           398           5,373          743           10,031
St Paul Co Inc                                      223          12,098           543          29,458        1,143           62,008
Salomon Inc                                         369          14,160           636          24,407        1,407           53,994
Santa Fe Energy Resources Inc +                     283           2,689           528           5,016        1,155           10,973
Santa Fe Pacific Corp                               507          14,386           914          25,935        2,047           58,084
Seagram Co Ltd                                    1,128          41,736         2,305          85,285        4,955          183,335
Sears Roebuck & Co                                1,191          38,559         2,468          79,902        5,130          166,084
Service Corp International                          324          11,340           619          21,665        1,270           44,433
Shawmut National Corp                               381          12,335           800          25,900        1,717           55,588
Sherwin Williams Co                                 227           8,144           546          19,588        1,167           41,866
Snap-On Inc                                         124           5,084           222           9,102          510           20,910
Sonat Inc                                           328          10,414           523          16,605        1,174           37,275
Southern Co                                       2,036          43,011         4,122          87,077        8,750          184,844
Springs Industries Inc Class A                       31           1,337            80           3,450          312           13,455
Sprint Corp                                       1,077          38,234         2,157          76,574        4,574          162,377
Stanley Works                                       129           5,708           326          14,426          634           28,055
Stride Rite Corp                                    113           1,271           210           2,363          756            8,505
Sun Co Inc                                          262           6,976           655          17,439        1,425           37,941
Sun Microsystems Inc +                              339          19,620           583          33,741        1,272           73,617
SunTrust Banks Inc                                  290          17,799           706          43,331        1,501           92,124
Super Value Inc                                     276           8,177           447          13,242          912           27,018
TJX Companies Inc                                   178           2,225           450           5,625          905           11,313
TRW Inc                                             163          12,694           434          33,798          841           65,493
Tandem Computers Inc +                              375           4,594           693           8,489        1,521           18,632
Tandy Corp                                          261          16,215           507          31,497          933           57,963
Temple-Inland Inc                                   147           7,607           394          20,390          752           38,916
Tenet Healthcare Corp +                             716          11,367         1,416          22,479        2,660           42,228
Tenneco Inc                                         521          25,269         1,164          56,454        2,378          115,333
Texaco Inc                                          754          48,822         1,638         106,061        3,382          218,985
Texas Utilities Co                                  670          23,283         1,457          50,631        2,989          103,868
Textron Inc                                         230          15,755           574          39,319        1,106           75,761
Thomas & Betts Corp                                  33           2,228            82           5,535          245           16,538
Times Mirror Co Class A                             348          10,658           740          22,663        1,471           45,049
Timken Co                                            79           3,565           177           7,987          375           16,922
Torchmark Corp                                      278          11,120           448          17,920          920           36,800
Toys R Us Inc +                                     409          10,634         1,761          45,786        3,693           96,018
Transamerica Corp                                   174          11,832           445          30,260          914           62,152
Travelers Inc                                       917          44,016         1,971          94,608        4,226          202,848
USX - Marathon Group                                902          18,604         1,859          38,342        3,889           80,211
UNUM Corp                                           183           8,784           477          22,896          954           45,792
USF & G Corp                                        324           5,873           620          11,238        1,331           24,124
USX - US Steel Group                                282           9,236           478          15,655        1,079           35,337
Unicom Corp                                         649          18,253         1,387          39,009        2,821           79,341


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
SAFECO Corp                                         689    $     44,527           990    $     63,979
Safety-Kleen Corp                                   610           8,235           926          12,501
St Paul Co Inc                                      846          45,896         1,396          75,733
Salomon Inc                                       1,133          43,479         1,758          67,463
Santa Fe Energy Resources Inc +                     875           8,313         1,390          13,205
Santa Fe Pacific Corp                             1,587          45,031         2,424          68,781
Seagram Co Ltd                                    3,905         144,485         6,118         226,366
Sears Roebuck & Co                                4,071         131,799         6,342         205,322
Service Corp International                        1,052          36,820         1,531          53,585
Shawmut National Corp                             1,306          42,282         2,091          67,696
Sherwin Williams Co                                 885          31,749         1,319          47,319
Snap-On Inc                                         422          17,302           668          27,388
Sonat Inc                                           862          27,369         1,420          45,085
Southern Co                                       6,964         147,115        10,903         230,326
Springs Industries Inc Class A                      221           9,531           355          15,309
Sprint Corp                                       3,686         130,853         5,662         201,001
Stanley Works                                       436          19,293           680          30,090
Stride Rite Corp                                    532           5,985           821           9,236
Sun Co Inc                                        1,119          29,793         1,791          47,685
Sun Microsystems Inc +                              959          55,502         1,539          89,070
SunTrust Banks Inc                                1,178          72,300         1,872         114,894
Super Value Inc                                     743          22,011         1,107          32,795
TJX Companies Inc                                   772           9,650         1,140          14,250
TRW Inc                                             718          55,914         1,048          81,613
Tandem Computers Inc +                            1,173          14,369         1,845          22,601
Tandy Corp                                          806          50,073         1,243          77,221
Temple-Inland Inc                                   550          28,463           934          48,335
Tenet Healthcare Corp +                           2,003          31,798         3,594          57,055
Tenneco Inc                                       1,926          93,411         2,932         142,202
Texaco Inc                                        2,742         177,545         4,259         275,770
Texas Utilities Co                                2,381          82,740         3,712         128,992
Textron Inc                                         910          62,335         1,427          97,750
Thomas & Betts Corp                                 175          11,813           359          24,233
Times Mirror Co Class A                           1,221          37,393         1,765          54,053
Timken Co                                           335          15,117           480          21,660
Torchmark Corp                                      751          30,040         1,160          46,400
Toys R Us Inc +                                   2,867          74,542         4,470         116,220
Transamerica Corp                                   740          50,320         1,193          81,124
Travelers Inc                                     3,354         160,992         5,309         254,832
USX - Marathon Group                              3,129          64,536         4,816          99,330
UNUM Corp                                           788          37,824         1,188          57,024
USF & G Corp                                      1,153          20,898         1,807          32,752
USX - US Steel Group                                885          28,984         1,284          42,051
Unicom Corp                                       2,257          63,478         3,552          99,900

44                                                                            45

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Union Camp Corp                                     172    $      9,783           443    $     25,196          887     $     50,448
Union Carbide Corp                                  490          17,395           879          31,205        1,829           64,930
Union Electric Co                                   354          12,611           622          22,159        1,351           48,129
Union Pacific Corp                                  609          39,890         1,247          81,679        2,732          178,946
Unisys Corp +                                       523           4,184         1,014           8,112        2,233           17,864
United Healthcare Corp                              239          10,098         1,053          44,489        2,255           95,274
U.S. Bancorp                                        350          10,019           618          17,690        1,249           35,753
United States Surgical                              149           3,781           396          10,049          763           19,361
U.S. West Inc                                     1,344          58,464         2,891         125,759        6,205          269,918
United Technologies Corp                            323          26,930           739          61,614        1,669          139,153
Upjohn Co                                           528          22,374         1,067          45,214        2,291           97,081
U.S. Life Corp                                       40           1,725           138           5,951          258           11,126
VF Corp                                             163           8,924           409          22,393          836           45,771
Varity Corp +                                       127           5,779           225          10,238          512           23,296
Wachovia Corp                                       525          20,869         1,065          42,334        2,262           89,915
Wells Fargo & Co                                    122          22,738           367          68,400          808          150,591
Wendy's International Inc                           355           6,967           574          11,265        1,351           26,513
Western Atlas Inc +                                 132           5,990           356          16,154          689           31,263
Westinghouse Electric Corp                          594           8,093         2,218          30,220        4,778           65,100
Westvaco Corp                                       168           7,413           438          19,327          876           38,654
Weyerhaeuser Co                                     610          28,060         1,323          60,858        2,732          125,672
Whirlpool Corp                                      180           9,810           501          27,305          973           53,029
Willamette Industries Inc                           607          41,731           370          25,438          943           64,831
Williams Co Inc                                     357          13,075           623          22,817        1,377           50,433
Woolworth Corp                                      431           5,765           849          11,355        1,793           23,981
Xerox Corp                                          357          43,108           651          78,608        1,415          170,861
Yellow Corp                                          49             692           123           1,737          385            5,438
Zenith Electronic Corp +                             95             808           192           1,632          503            4,276
Zurn Industries Inc                                  22             481            46           1,006          224            4,900

LARGE CAP VALUE STOCKS - VALUE                             $  5,689,576                  $ 12,343,153                  $ 26,142,667
                      - COST                               $  4,975,034                  $ 10,899,992                  $ 22,808,541

MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                              2.9%                          3.0%                          3.4%
ADC Telecommunication +                             586    $     22,708           380    $     14,725          948     $     36,735
Adaptec Inc +                                        --              --           300          12,750          700           29,750
Adobe Systems Inc                                   619          31,569           410          20,910        1,006           51,306
Adtran Inc +                                         --              --            --              --           --               --
Airgas Inc +                                         --              --            --              --           --               --
Allegheny Ludlum Corp                               772          16,212           510          10,710        1,186           24,906
Alliance Semiconductor Corp                          --              --            --              --           --               --
Altera Corp +                                       460          28,808           260          16,283          718           44,965
America Online Inc                                   --              --           200          13,175           --               --
American Power Conversion +                       1,000    $     16,750           680    $     11,390        1,494     $     25,025


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Union Camp Corp                                     741    $     42,144         1,194    $     67,909
Union Carbide Corp                                1,470          52,185         2,261          80,266
Union Electric Co                                 1,096          39,045         1,605          57,178
Union Pacific Corp                                2,191         143,511         3,366         220,473
Unisys Corp +                                     1,677          13,416         2,685          21,480
United Healthcare Corp                            1,823          77,022         2,830         119,568
U.S. Bancorp                                        989          28,310         1,582          45,285
United States Surgical                              557          14,134           919          23,320
U.S. West Inc                                     4,942         214,977         7,792         338,952
United Technologies Corp                          1,293         107,804         2,031         169,335
Upjohn Co                                         1,759          74,538         2,855         120,981
U.S. Life Corp                                      264          11,385           389          16,776
VF Corp                                             613          33,562         1,049          57,433
Varity Corp +                                       435          19,793           673          30,622
Wachovia Corp                                     1,828          72,663         2,840         112,890
Wells Fargo & Co                                    629         117,230         1,076         200,540
Wendy's International Inc                         1,043          20,469         1,608          31,557
Western Atlas Inc +                                 523          23,731           896          40,656
Westinghouse Electric Corp                        3,652          49,759         5,725          78,003
Westvaco Corp                                       729          32,167         1,066          47,037
Weyerhaeuser Co                                   2,116          97,336         3,360         154,560
Whirlpool Corp                                      785          42,783         1,244          67,798
Willamette Industries Inc                           618          42,488         1,185          81,469
Williams Co Inc                                   1,020          37,358         1,659          60,761
Woolworth Corp                                    1,389          18,578         2,096          28,034
Xerox Corp                                        1,127         136,085         1,770         213,728
Yellow Corp                                         299           4,223           437           6,173
Zenith Electronic Corp +                            496           4,216           791           6,724
Zurn Industries Inc                                  80           1,750           241           5,272
LARGE CAP VALUE STOCKS - VALUE                             $ 20,595,797                  $ 32,521,921
                      - COST                               $ 18,223,488                  $ 29,202,617
MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                              4.3%                          5.8%
ADC Telecommunication +                             608    $     23,560         1,360    $     52,700
Adaptec Inc +                                       600          25,500         1,100          46,750
Adobe Systems Inc                                   651          33,201         1,215          61,965
Adtran Inc +                                         --              --           200           6,250
Airgas Inc +                                         --              --           400          11,000
Allegheny Ludlum Corp                               786          16,506           740          15,540
Alliance Semiconductor Corp                          --              --           250           9,781
Altera Corp +                                       448          28,056           940          58,868
America Online Inc                                  200          13,175           500          32,938
American Power Conversion +                       1,009    $     16,901         1,460    $     24,455

46                                                                            47

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Amphenol Corp Class A +                              --              --            --              --           --               --
Anadarko Petroleum Corp                             639          30,512           400          19,100        1,001           47,798
Analog Devices Inc +                                801          27,735           530          18,351        1,253           43,385
Apria Healthcare Group Inc +                         --              --            --              --           --               --
Arrow International Inc                              --              --            --              --           --               --
Ascend Communication Inc                             --              --           200          12,900           --               --
Atmel Corp +                                        962          30,423           560          17,710        1,566           49,525
AutoZone Inc +                                    1,000          26,875           800          21,500        1,600           43,000
BMC Software Inc +                                  556          23,700           440          18,755          766           32,651
Battle Mountain Gold Co                             878           8,670           590           5,826        1,345           13,282
Bay Networks Inc +                                1,162          55,195           820          38,950        1,750           83,125
Bed Bath & Beyond Inc +                              --              --            --              --           --               --
Best Buy Co Inc +                                    --              --            --              --           --               --
Betz Labs Inc                                       296          12,395           240          10,050          427           17,881
BIC Corp                                             --              --            --              --           --               --
Biogen Inc +                                        359          19,655           280          15,330          491           26,882
Boyd Gaming Corp +                                   --              --            --              --           --               --
Brinker International Inc +                         756          12,663           490           8,208        1,171           19,614
Broderbund Software Inc +                            --              --           100           7,363           --               --
Cadence Design System Inc +                         437          15,841           250           9,063          745           27,006
Callaway Golf Co                                    596           9,238           480           7,440        1,158           17,949
Cardinal Health Inc                                 441          23,594           240          12,840          709           37,932
Centocor Inc +                                      546           6,620           340           4,123          881           10,682
Chiron Corp +                                       224          20,104           173          15,527          306           27,464
Cirrus Logic Corp +                                 634          34,553           380          20,710          996           54,282
Cintas Corp +                                       510          19,253           300          11,325          820           30,955
Circus Circus Entertainment Inc +                   929          30,425           630          20,633        1,422           46,571
Clear Channel Communications Inc +                   --              --            --              --           --               --
Coleman Co Inc +                                     --              --            --              --           --               --
Coltec Industries +                                  --              --            --              --           --               --
Compuware Corp +                                     --              --           300           6,788          600           13,575
Consolidated Stores Corp +                           --              --           300           6,600          100            2,200
Cordis Corp +                                       165          12,746           140          10,815          243           18,772
Cracker Barrel Old Country Store Inc                649          13,223           410           8,354        1,011           20,599
Credit Acceptance Corp +                             --              --            --              --           --               --
Crompton & Knowles Corp                             550           8,319           340           5,143          885           13,386
Cypress Semiconductor +                             400          18,250           220          10,038          682           31,116
Danaher Corp                                        600          19,800           380          12,540          962           31,746
Dell Computer Corp +                                405          31,185           230          17,710          687           52,899
Dentsply International Inc                           --              --            --              --           --               --
Department 56 Inc +                                  --              --            --              --           --               --
Diebold Inc                                         340          15,853           260          12,123          471           21,960
Dollar General Corp                                 602          15,803           375           9,844          955           25,069
Duracell International Inc                          600    $     26,775           400    $     17,850          700     $     31,238


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Amphenol Corp Class A +                              --              --           400           9,800
Anadarko Petroleum Corp                             646          30,847         1,115          53,241
Analog Devices Inc +                                831          28,773         1,665          57,651
Apria Healthcare Group Inc +                         --              --           700          19,600
Arrow International Inc                              --              --           100           4,100
Ascend Communication Inc                            200          12,900           400          25,800
Atmel Corp +                                        988          31,246         1,726          54,585
AutoZone Inc +                                    1,500          40,313         2,800          75,250
BMC Software Inc +                                  576          24,552         1,040          44,330
Battle Mountain Gold Co                             895           8,838         1,645          16,244
Bay Networks Inc +                                1,194          56,715         2,318         110,105
Bed Bath & Beyond Inc +                              --              --           400          10,925
Best Buy Co Inc +                                    --              --           500          13,625
Betz Labs Inc                                       307          12,856           605          25,334
BIC Corp                                             --              --           100           3,975
Biogen Inc +                                        361          19,765           745          40,789
Boyd Gaming Corp +                                   --              --           500           7,250
Brinker International Inc +                         771          12,914         1,530          25,628
Broderbund Software Inc +                           200          14,725           300          22,088
Cadence Design System Inc +                         465          16,856           840          30,450
Callaway Golf Co                                    756          11,718         1,116          17,298
Cardinal Health Inc                                 454          24,289           619          33,117
Centocor Inc +                                      566           6,863         1,220          14,793
Chiron Corp +                                       225          20,194           413          37,067
Cirrus Logic Corp +                                 666          36,297         1,310          71,395
Cintas Corp +                                       515          19,441           590          22,273
Circus Circus Entertainment Inc +                   962          31,506         1,995          65,336
Clear Channel Communications Inc +                   --              --           200          14,925
Coleman Co Inc +                                     --              --           100           3,775
Coltec Industries +                                  --              --           900          13,500
Compuware Corp +                                    400           9,050           700          15,838
Consolidated Stores Corp +                          500          11,000         1,000          22,000
Cordis Corp +                                       183          14,137           355          27,424
Cracker Barrel Old Country Store Inc                671          13,672         1,325          26,997
Credit Acceptance Corp +                             --              --           300           6,450
Crompton & Knowles Corp                             570           8,621         1,030          15,579
Cypress Semiconductor +                             412          18,798           885          40,378
Danaher Corp                                        622          20,526           580          19,140
Dell Computer Corp +                                417          32,109           485          37,345
Dentsply International Inc                           --              --           400          14,900
Department 56 Inc +                                 200           8,850           400          17,700
Diebold Inc                                         341          15,899           625          29,141
Dollar General Corp                                 618          16,223           980          25,725
Duracell International Inc                          700    $     31,238         1,300    $     58,013

48                                                                            49

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
EMC Corp +                                        2,058          42,189         1,320          27,060        3,197           65,539
Eckerd (Jack) Corp Del +                             --              --            --              --           --               --
Electronic Arts Inc +                                --              --           200           7,600          100            3,800
Enron Oil & Gas Co                                1,000          23,250            --              --           --               --
Equifax Inc                                         805          31,294           550          21,381        1,271           49,410
Ethyl Corp                                        1,031          11,212           810           8,809        2,029           22,065
Fastenal Co                                          --              --            --              --           --               --
Federal Signal Corp                                 498          10,769           290           6,271          807           17,451
First USA Inc                                       400          18,400           300          13,800          700           32,200
Forest Labs Inc Class A +                           482          21,570           270          12,083          766           34,279
Foundation Health Corp +                            609          21,087           382          13,227          965           33,413
Franklin Resources Inc +                            896          49,280           600          33,000        1,363           74,965
Freeport McMoRan Inc +                            1,529           8,601           980           5,513        2,307           12,977
Gateway 2000 Inc +                                   --              --            --              --           --               --
General Instrument Corp +                           600          21,900           500          18,250          900           32,850
General Nutrition Co Inc +                           --              --           200           8,350          600           25,050
Georgia Gulf Corp                                   437          14,476           260           8,613          745           24,678
Glenayre Technologies Inc                            --              --           300          19,575          450           29,363
Global Marine Inc +                                  --              --           800           5,400        2,715           18,326
Green Tree Financial Inc                            500          29,125           400          23,300          800           46,600
GTECH Holdings Corp +                                --              --           200           5,800          100            2,900
Guidant Corp +                                       --              --            --              --           --               --
HBO & Co                                             --              --           200          11,000          400           22,000
Harley- Davidson Inc                                818          22,700           550          15,263        1,259           34,937
Health Care Property Investors Inc                   --              --           200           6,475
HealthCare Compare Corp +                           384          14,448           290          10,911          516           19,415
Health Management Associates Inc Class A             --              --           200           6,700          100            3,350
Healthsource Inc +                                   --              --           200           8,000           --               --
Hillenbrand Industries Inc                           --              --           200           5,925           --               --
HON Industries Inc                                  353          10,414           270           7,965          484           14,278
Hormel Foods Corp                                    --              --           200           4,800          100            2,400
Hospitality Franchise Systems Inc                    --              --           300          14,063           --               --
Houghton Mifflin Co                                 152           7,429           120           5,865          230           11,241
Humana Inc +                                      1,200          21,900         1,100          20,075        1,900           34,675
ICN Pharmaceuticals Inc                              --              --            --              --           --               --
Illinois Central Corp                               474          18,190           260           9,978          757           29,050
Infinity Broadcasting Corp Class A +                 --              --           200           7,175          600           21,525
Informix Corp +                                   1,390          38,920           920          25,760        2,218           62,104
Integrated Device Technology Inc +                   --              --           200          11,525          400           23,050
International Game Technology                     1,397          19,907           900          12,825        2,172           30,951
Intuit Inc +                                         --              --           200           8,613           --               --
IVAX Corp                                           930          23,831           640          16,400        1,423           36,464
Jefferson Smurfit Corp +                             --              --           800          12,100        1,400           21,175
John Nuveen & Co Inc Class A                         --    $         --            --    $         --           --     $         --


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
EMC Corp +                                        2,107          43,194         3,380          69,290
Eckerd (Jack) Corp Del +                             --              --           400          14,650
Electronic Arts Inc +                               400          15,200           800          30,400
Enron Oil & Gas Co                                   --              --           700          16,275
Equifax Inc                                         836          32,500         1,670          64,921
Ethyl Corp                                        1,308          14,225         1,830          19,901
Fastenal Co                                         300           9,900           600          19,800
Federal Signal Corp                                 502          10,856           980          21,193
First USA Inc                                       600          27,600         1,100          50,600
Forest Labs Inc Class A +                           486          21,749           960          42,960
Foundation Health Corp +                            626          21,675           886          30,678
Franklin Resources Inc +                            913          50,215         1,165          64,075
Freeport McMoRan Inc +                            1,557           8,758         3,070          17,269
Gateway 2000 Inc +                                   --              --           300           7,988
General Instrument Corp +                           900          32,850         1,800          65,700
General Nutrition Co Inc +                          400          16,700           800          33,400
Georgia Gulf Corp                                   465          15,403           640          21,200
Glenayre Technologies Inc                           300          19,575           750          48,938
Global Marine Inc +                               1,700          11,475         3,200          21,600
Green Tree Financial Inc                            800          46,600         1,500          87,375
GTECH Holdings Corp +                               400          11,600           700          20,300
Guidant Corp +                                       --              --           300           7,575
HBO & Co                                            300          16,500           700          38,500
Harley- Davidson Inc                                844          23,421         1,690          46,898
Health Care Property Investors Inc                  300           9,713           600          19,425
HealthCare Compare Corp +                           396          14,900           765          28,783
Health Management Associates Inc Class A            400          13,400           800          26,800
Healthsource Inc +                                  300          12,000           600          24,000
Hillenbrand Industries Inc                          300           8,888           600          17,775
HON Industries Inc                                  354          10,443           435          12,833
Hormel Foods Corp                                   400           9,600           800          19,200
Hospitality Franchise Systems Inc                   500          23,438           900          42,188
Houghton Mifflin Co                                 155           7,576           345          16,862
Humana Inc +                                      1,800          32,850         3,500          63,875
ICN Pharmaceuticals Inc                              --              --           926          18,751
Illinois Central Corp                               477          18,305           535          20,531
Infinity Broadcasting Corp Class A +                600          21,525         1,250          44,844
Informix Corp +                                   1,438          40,264         2,880          80,640
Integrated Device Technology Inc +                  300          17,288           800          46,100
International Game Technology                     1,417          20,192         2,845          40,541
Intuit Inc +                                        400          17,225           600          25,838
IVAX Corp                                           963          24,677         2,295          58,809
Jefferson Smurfit Corp +                            900          13,613         1,300          19,663
John Nuveen & Co Inc Class A                         --    $         --           200    $      4,725

50                                                                            51

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Jones Apparel Group Inc +                            --              --            --              --           --               --
KLA Instruments Corp +                               --              --           200          17,100          300           25,650
Kohls Corp +                                        393          18,471           210           9,870          652           30,644
LSI Logic Corp +                                  1,072          52,796           760          37,430        1,642           80,869
La Quinta Inns Inc                                   --              --           200           6,000          100            3,000
Laboratory Corp of America Holdings +               660           9,158           418           5,800        1,043           14,472
Lam Research Corp +                                  --              --           200          12,050          300           18,075
Lancaster Colony Corp                               338          11,746           260           9,035          470           16,333
Lear Seating Corp +                                  --              --            --              --           --               --
LIN Broadcasting Corp +                             300          38,550           200          25,700          200           25,700
LIN Television Corp +                                --              --            --              --           --               --
Linear Technology Corp                              393          31,833           210          17,010          650           52,650
Loctite Corp                                        385          18,480           300          14,400          542           26,016
Lone Star Steakhouse & Saloon +                      --              --           200           8,025           --               --
Lubrizol Corp                                       729          22,599           460          14,260        1,117           34,627
Lyondell Petrochemical                              876          24,090           580          15,950        1,317           36,218
MGIC Investment Corp                                400          22,400           300          16,800          700           39,200
Manpower Inc                                         --              --           500          14,375          900           25,875
Mark IV Industries Inc                              497          11,058           288           6,408          790           17,578
Marvel Entertainment Group Inc +                     --              --            --              --           --               --
Maxim Integrated Products Inc +                      --              --           200          15,250          400           30,500
McCormick & Co Inc                                  888          19,647           600          13,275        1,355           29,979
McKesson Corp                                        --              --           200           8,700          400           17,400
Medaphis Corp +                                      --              --           300           6,938          100            2,313
Mentor Graphics Corp +                               --              --           300           5,775          852           16,401
Mercury Financial Corp                               --              --           500          11,438        1,200           27,450
Microchip Technology Inc +                           --              --           300          11,400           --               --
Micro Warehouse Inc +                                --              --           200           9,550           --               --
Mid Atlantic Medical Services +                      --              --            --              --           --               --
Modine Manufacturing Co                             309           9,347           250           7,563          465           14,066
Morrison Restaurants                                385           7,556           200           3,925          643           12,619
Multimedia Inc +                                    401          17,043           220           9,350          684           29,070
Mylan Laboratories                                1,303          29,816           870          19,901        1,965           44,949
National Gypsum Co +                                 --              --           100           5,363           --               --
New World Communications Group Inc +                 --              --            --              --           --               --
Newmont Gold Co                                     600          24,900            --              --           --               --
Nine West Group Inc +                                --              --            --              --           --               --
Noble Affiliates Inc                                538          14,862           330           9,116          873           24,117
Nordson Corp                                        214          12,198           160           9,120          293           16,701
Northwest Airlines Corp Class A +                    --              --           500          18,063          700           25,288
Novellus Systems Inc +                               --              --           100           7,369           --               --
Office Depot Inc +                                1,538          47,870         1,050          32,681        2,442           76,007
Olsten Corp                                         461          16,711           250           9,063          745           27,006
Omnicom Group                                       394    $     24,724           210    $     13,178          660     $     41,415


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Jones Apparel Group Inc +                            --              --           400          13,900
KLA Instruments Corp +                              200          17,100           400          34,200
Kohls Corp +                                        404          18,988           379          17,813
LSI Logic Corp +                                  1,312          64,616         2,520         124,110
La Quinta Inns Inc                                  400          12,000           800          24,000
Laboratory Corp of America Holdings +               684           9,491           937          13,001
Lam Research Corp +                                 200          12,050           600          36,150
Lancaster Colony Corp                               340          11,815           428          14,873
Lear Seating Corp +                                  --              --           300           8,588
LIN Broadcasting Corp +                             300          38,550           500          64,250
LIN Television Corp +                                --              --           300          10,950
Linear Technology Corp                              405          32,805           775          62,775
Loctite Corp                                        397          19,056           565          27,120
Lone Star Steakhouse & Saloon +                     300          12,038           600          24,075
Lubrizol Corp                                       742          23,002         1,500          46,500
Lyondell Petrochemical                              892          24,530           845          23,238
MGIC Investment Corp                                500          28,000           800          44,800
Manpower Inc                                        700          20,125         1,300          37,375
Mark IV Industries Inc                              501          11,147           856          19,046
Marvel Entertainment Group Inc +                     --              --           500           7,188
Maxim Integrated Products Inc +                     300          22,875           600          45,750
McCormick & Co Inc                                  905          20,023         1,555          34,404
McKesson Corp                                       300          13,050           800          34,800
Medaphis Corp +                                     500          11,563           900          20,813
Mentor Graphics Corp +                              600          11,550         1,100          21,175
Mercury Financial Corp                              800          18,300         2,100          48,038
Microchip Technology Inc +                          400          15,200           700          26,600
Micro Warehouse Inc +                               300          14,325           500          23,875
Mid Atlantic Medical Services +                      --              --           800          14,900
Modine Manufacturing Co                             335          10,134           400          12,100
Morrison Restaurants                                398           7,811           575          11,284
Multimedia Inc +                                    414          17,595           685          29,113
Mylan Laboratories                                1,327          30,355         2,652          60,665
National Gypsum Co +                                200          10,725           400          21,450
New World Communications Group Inc +                 --              --           600          13,950
Newmont Gold Co                                      --              --           200           8,300
Nine West Group Inc +                                --              --           400          17,050
Noble Affiliates Inc                                558          15,415           620          17,128
Nordson Corp                                        208          11,856           285          16,245
Northwest Airlines Corp Class A +                   800          28,900         1,500          54,188
Novellus Systems Inc +                              200          14,738           300          22,106
Office Depot Inc +                                1,567          48,773         2,180          67,853
Olsten Corp                                         459          16,639           644          23,345
Omnicom Group                                       405    $     25,414           779    $     48,882

52                                                                            53

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Outback Steakhouse Inc +                             --              --           200           6,450          100            3,225
Owens-Illinois Inc +                                 --              --           700           9,538        1,400           19,075
Oxford Health Plans Inc +                            --              --           200           9,800          300           14,700
PacifiCare Health Systems Inc Class B +              --              --           100           5,725           --               --
Paging Network Inc +                                 --              --           200           7,900           --               --
Parametric Technology Corp +                        610          33,703           380          20,995          971           53,648
Paychex Inc                                         505          20,705           290          11,890          802           32,882
Peoplesoft Inc +                                     --              --            --              --           --               --
Perrigo Co +                                        812          10,962           550           7,425        1,252           16,902
PetSmart Inc +                                       --              --           300           9,113          700           21,263
Physician Corp of America +                          --              --            --              --           --               --
Premier Industrial Corp                              --              --            --              --           --               --
Price (T Rowe) Associates                            --              --           200           9,500           --               --
Primadonna Resorts Inc +                             --              --            --              --           --               --
Promus Hotel Corp +                                  77           1,588           261           5,383          674           13,901
Qualcomm Inc +                                       --              --           300          14,625           --               --
RPM Inc                                             623          12,460           390           7,800          959           19,180
Readers Digest Association Class A                  600          27,750           500          23,125        1,000           46,250
Reynolds & Reynolds Co Class A                      473          15,195           260           8,353          756           24,287
Rhone-Poulenc Rorer Inc                             900          39,825           300          13,275          500           22,125
Rollins Inc                                         388           9,264           210           5,014          645           15,399
Rouse Co                                             --              --            --              --           --               --
SPS Transaction Services Inc +                       --              --            --              --           --               --
Safeway Inc +                                       700          27,563           300          11,813           --               --
Scherer (R P) Corp +                                 --              --           200           8,600           --               --
Scholastic Inc +                                     --              --            --              --           --               --
Schulman (A) Inc                                    403          10,680           220           5,830          686           18,179
Schwab (Charles) Corp                               939          43,664           635          29,528        1,393           64,775
Sealed Air Corp +                                    --              --           200          10,550          303           15,983
Sensormatic Electronics                             735          15,435           470           9,870        1,123           23,583
Shaw Industries Inc                               1,560          23,400         1,030          15,450        2,415           36,225
Simon Property Group Inc                             --              --            --              --           --               --
Solectron Corp +                                     --              --           300          10,650           --               --
Sonoco Products                                     988          26,553           677          18,194        1,500           40,313
Southern National Corp                               --              --           600          16,050        1,200           32,100
Southland Corp +                                     --              --            --              --           --               --
Staples Inc +                                       931          23,857           665          17,041        1,443           36,964
Starbucks Corp +                                     --              --            --              --           --               --
Stop & Shop Co Inc +                                 --              --           300           7,275          100            2,425
Stratacom Inc +                                      --              --           300          14,700           --               --
Stryker Corp +                                      524          21,877           310          12,943          834           34,820
Student Loan Marketing Association                  600          32,475           600          32,475        1,000           54,125
Sundstrand Corp                                     363          24,729           280          19,075          495           33,722
Superior Industries International Inc               322    $      9,539           260    $      7,703          454     $     13,450


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Outback Steakhouse Inc +                            400          12,900           700          22,575
Owens-Illinois Inc +                                800          10,900         1,500          20,438
Oxford Health Plans Inc +                           200           9,800           600          29,400
PacifiCare Health Systems Inc Class B +             200          11,450           400          22,900
Paging Network Inc +                                300          11,850           600          23,700
Parametric Technology Corp +                        621          34,310         1,185          65,471
Paychex Inc                                         507          20,787           750          30,750
Peoplesoft Inc +                                    200          13,800           300          20,700
Perrigo Co +                                        842          11,367         1,080          14,580
PetSmart Inc +                                      600          18,225         1,050          31,894
Physician Corp of America +                          --              --           800          12,800
Premier Industrial Corp                              --              --           600          14,400
Price (T Rowe) Associates                           300          14,250           600          28,500
Primadonna Resorts Inc +                             --              --           400           8,100
Promus Hotel Corp +                                 545          11,241         1,055          21,759
Qualcomm Inc +                                      400          19,500           800          39,000
RPM Inc                                             629          12,580         1,195          23,900
Readers Digest Association Class A                  900          41,625         1,700          78,625
Reynolds & Reynolds Co Class A                      476          15,292           950          30,519
Rhone-Poulenc Rorer Inc                             400          17,700         1,000          44,250
Rollins Inc                                         400           9,550           475          11,341
Rouse Co                                             --              --           700          14,788
SPS Transaction Services Inc +                       --              --           200           5,375
Safeway Inc +                                       300          11,813           600          23,625
Scherer (R P) Corp +                                300          12,900           500          21,500
Scholastic Inc +                                    100           6,125           300          18,375
Schulman (A) Inc                                    416          11,024           785          20,803
Schwab (Charles) Corp                               948          44,082         1,207          56,126
Sealed Air Corp +                                   218          11,500           400          21,100
Sensormatic Electronics                             748          15,708         1,585          33,285
Shaw Industries Inc                               1,605          24,075         2,200          33,000
Simon Property Group Inc                             --              --           600          14,775
Solectron Corp +                                    400          14,200           800          28,400
Sonoco Products                                   1,022          27,466         2,055          55,228
Southern National Corp                            1,100          29,425         2,180          58,315
Southland Corp +                                     --              --         3,100          11,625
Staples Inc +                                       960          24,600         1,438          36,849
Starbucks Corp +                                     --              --           400          16,000
Stop & Shop Co Inc +                                600          14,550         1,100          26,675
Stratacom Inc +                                     300          14,700           700          34,300
Stryker Corp +                                      544          22,712           700          29,225
Student Loan Marketing Association                1,000          54,125         1,800          97,425
Sundstrand Corp                                     365          24,866           645          43,941
Superior Industries International Inc               331    $      9,806           410    $     12,146

54                                                                            55

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Sybase Inc +                                         --              --           200           6,425          800           25,700
Sybron International Corp +                          --              --           200           8,200           --               --
Symantec Corp +                                     378          10,915           200           5,775          636           18,365
Symbol Technologies Inc +                           260           9,035           210           7,298          390           13,553
Synopsys Inc +                                       --              --           100           5,800           --               --
Talbots Inc                                          --              --            --              --           --               --
Tambrands Inc                                       397          17,815           210           9,424          654           29,348
Tele-Communications Inc Liberty Media
 Group Class A +                                    190           5,047           906          24,065        2,022           53,708
Tencor Instruments +                                 --              --           200           8,675           --               --
Teradyne Inc +                                      776          29,391           420          15,908        1,290           48,859
Thermo Instrument Systems Inc +                      --              --            --              --           --               --
Thermo Cardiosystems Inc +                           --              --            --              --           --               --
3Com Corp +                                       1,000          39,000           800          31,200        1,400           54,600
Tootsie Roll Industries                              --              --            --              --           --               --
Total System Services Inc                            --              --            --              --           --               --
TransTexas Gas Corp +                                --              --            --              --           --               --
TriMas Corp                                          --              --            --              --           --               --
Triton Energy Corp +                                 --              --           200          10,600          400           21,200
Turner Broadcasting System Inc Class A               --              --           400          12,350          100            3,088
Turner Broadcasting System Inc Class B              900          27,675           700          21,525        1,200           36,900
USG Corp +                                           --              --            --              --           --               --
U.S. Robotics Corp +                                 --              --           100          14,025           --               --
Unifi Inc                                           768          19,392           500          12,625        1,182           29,846
Union Texas Petroleum Holdings Inc                   --              --           300           5,850          100            1,950
VLSI Technology Inc +                                --              --           200           6,600          100            3,300
Valhi Inc                                            --              --            --              --           --               --
Valspar Corp                                         --              --            --              --           --               --
Value Health Inc +                                  435          15,062           245           8,483          719           24,895
ValuJet Airlines Inc +                               --              --            --              --           --               --
Varian Associates Inc                               377          20,358           290          15,660          535           28,890
Vastar Resources Inc                                600          18,750            --              --           --               --
Vencor Inc +                                         --              --            --              --           --               --
Viking Office Products Inc +                         --              --           200           7,200          100            3,600
Vishay Intertechnology Inc                           --              --           300          12,150          500           20,250
Vornado Realty Trust                                 --              --            --              --           --               --
Western Digital Corp +                               --              --           300           6,188          100            2,063
Xilinx Inc +                                        747          32,028           600          25,725        1,059           45,405
York International Corp                             402          17,889           220           9,790          659           29,326

MEDIUM CAP GROWTH STOCKS - VALUE                           $  2,345,780                  $  2,145,332                  $  4,084,247
                          - COST                           $  1,776,682                  $  1,761,417                  $  3,232,733

MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                                              3.1%                          3.1%                          3.7%


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Sybase Inc +                                        600          19,275         1,200          38,550
Sybron International Corp +                         300          12,300           500          20,500
Symantec Corp +                                     361          10,424           800          23,100
Symbol Technologies Inc +                           270           9,383           350          12,163
Synopsys Inc +                                       --              --            --              --
Talbots Inc                                          --              --           300          10,350
Tambrands Inc                                       409          18,354           885          39,714
Tele-Communications Inc Liberty Media
 Group Class A +                                  1,656          43,987         3,614          95,995
Tencor Instruments +                                300          13,013           500          21,688
Teradyne Inc +                                      800          30,300         1,550          58,706
Thermo Instrument Systems Inc +                      --              --           250           6,406
Thermo Cardiosystems Inc +                           --              --           200           7,875
3Com Corp +                                       1,600          62,400         3,000         117,000
Tootsie Roll Industries                              --              --           406          16,189
Total System Services Inc                            --              --           300           5,850
TransTexas Gas Corp +                                --              --           200           3,550
TriMas Corp                                          --              --           300           6,413
Triton Energy Corp +                                300          15,900           800          42,400
Turner Broadcasting System Inc Class A              800          24,700         1,500          46,313
Turner Broadcasting System Inc Class B            1,100          33,825         2,200          67,650
USG Corp +                                          400          10,850           700          18,988
U.S. Robotics Corp +                                 --              --           400          56,100
Unifi Inc                                           782          19,746         1,340          33,835
Union Texas Petroleum Holdings Inc                  600          11,700         1,200          23,400
VLSI Technology Inc +                               400          13,200           700          23,100
Valhi Inc                                            --              --           100             775
Valspar Corp                                         --              --           400          16,000
Value Health Inc +                                  447          15,477         1,219          42,208
ValuJet Airlines Inc +                               --              --           200           5,825
Varian Associates Inc                               390          21,060           765          41,310
Vastar Resources Inc                                 --              --           400          12,500
Vencor Inc +                                        300           8,888           500          14,813
Viking Office Products Inc +                        500          18,000           900          32,400
Vishay Intertechnology Inc                          400          16,200         1,020          41,310
Vornado Realty Trust                                200           7,425           500          18,563
Western Digital Corp +                              500          10,313         1,000          20,625
Xilinx Inc +                                        774          33,185         1,420          60,883
York International Corp                             414          18,423           785          34,933
MEDIUM CAP GROWTH STOCKS - VALUE                           $  3,474,209                  $  6,909,224
                          - COST                           $  2,821,638                  $  6,118,056
MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                                              4.5%                          5.6%

56                                                                            57

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
AFLAC Inc                                         1,131    $    $46,230           780    $    $31,883        1,678     $    $68,588
Arco Chemical Co                                    600          28,950            --              --           --               --
AT & T Capital Corp                                  --              --            --              --           --               --
Albemarle Corp                                      713          11,675           460           7,533        1,112           18,209
Alexander & Baldwin Inc                             504          11,466           290           6,598          814           18,519
Alleghany Corp +                                     --              --            --              --           --               --
Allmerica Property & Casualty Co Inc                 --              --           400           9,650          100            2,413
Alumax Inc +                                        489          16,687           280           9,555          773           26,379
AMBAC Inc                                            --              --           200           8,450          400           16,900
American Financial Group Inc                        504          15,561           290           8,954          813           25,101
American National Insurance Co                       --              --            --              --           --               --
American Re Corp                                     --              --           300          12,000          600           24,000
American Standard Co Inc +                           --              --            --              --           --               --
American Water Works Co Inc                          --              --            --              --           --               --
AmSouth Bancorp                                      --              --           300          11,213          800           29,900
Aon Corp                                          1,090          42,510           760          29,640        1,660           64,740
Apache Corp                                         662          19,281           420          12,233        1,049           30,552
Argonaut Group Inc                                   --              --            --              --           --               --
Arrow Electronics Inc +                             493          26,745           296          16,058          799           43,346
Avnet Inc                                           430          22,145           250          12,875          714           36,771
Bandag Inc                                           --              --            --              --           --               --
Bandag Inc Class A                                   --              --            --              --           --               --
Bank South Corp                                      --              --           300           6,844          100            2,281
Bankers Life Holding Corp                            --              --            --              --           --               --
Barnes & Noble +                                     --              --            --              --           --               --
BayBanks Inc                                         --              --           100           8,025          200           16,050
Bear Stearns & Co Inc                             1,360          28,050           829          17,098        2,058           42,446
Beckman Instruments Inc                             294           8,416           250           7,156          450           12,881
Bergen Brunswig Corp Class A                         20             418            16             334           29              605
Bob Evans Farms Inc                                 468           8,366           260           4,648          752           13,442
Boise Cascade Office Products Corp +                 --              --            --              --           --               --
Bowater Inc                                         395          18,861           210          10,028          652           31,133
Burlington Industries Inc +                         729           9,021           477           5,903        1,136           14,058
CBI Industries                                      406           9,947           220           5,390          689           16,881
CNA Financial Corp +                                400          38,350           100           9,588           --               --
Cabot Corp                                          405          19,491           220          10,588          686           33,014
Capital One Financial Corp                           --              --           400          10,400          900           23,400
Caremark International Inc +                         --              --           400           8,300        1,000           20,750
Case Corp                                            --              --            --              --           --               --
Central Fidelity Banks Inc                          417          13,657           230           7,533          700           22,925
Chesapeake Corp                                     256           9,312           200           7,275          361           13,131
Chris-Craft Industries Inc +                        304          13,680           247          11,115          465           20,925
Cincinnati Financial Corp                           400          20,800           320          16,640          600           31,200
Clayton Homes Inc                                   817    $     19,302           550    $     12,994        1,245     $     29,413


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
AFLAC Inc                                         1,158    $    $47,333         2,285    $    $93,399
Arco Chemical Co                                     --              --           200           9,650
AT & T Capital Corp                                  --              --           100           3,163
Albemarle Corp                                      732          11,987         1,186          19,421
Alexander & Baldwin Inc                             509          11,580           980          22,295
Alleghany Corp +                                     --              --           100          16,925
Allmerica Property & Casualty Co Inc                700          16,888         1,400          33,775
Alumax Inc +                                        493          16,824           670          22,864
AMBAC Inc                                           300          12,675           800          33,800
American Financial Group Inc                        508          15,685           580          17,908
American National Insurance Co                       --              --           200          11,475
American Re Corp                                    400          16,000         1,000          40,000
American Standard Co Inc +                           --              --           300           8,288
American Water Works Co Inc                         300           8,963           500          14,938
AmSouth Bancorp                                     500          18,688         1,100          41,113
Aon Corp                                          1,125          43,875         2,050          79,950
Apache Corp                                         684          19,922         1,235          35,969
Argonaut Group Inc                                   --              --           200           6,100
Arrow Electronics Inc +                             510          27,668           875          47,469
Avnet Inc                                           459          23,639           815          41,973
Bandag Inc                                           --              --           200          11,875
Bandag Inc Class A                                  200          10,975           300          16,463
Bank South Corp                                     700          15,969         1,200          27,375
Bankers Life Holding Corp                            --              --           500           9,500
Barnes & Noble +                                     --              --           300          11,738
BayBanks Inc                                        200          16,050           400          32,100
Bear Stearns & Co Inc                             1,396          28,793         2,302          47,479
Beckman Instruments Inc                             305           8,731           680          19,465
Bergen Brunswig Corp Class A                        420           8,768           800          16,700
Bob Evans Farms Inc                                 472           8,437           950          16,981
Boise Cascade Office Products Corp +                 --              --           100           2,838
Bowater Inc                                         407          19,434           675          32,231
Burlington Industries Inc +                         749           9,269         1,302          16,112
CBI Industries                                      419          10,266           695          17,028
CNA Financial Corp +                                100           9,588           200          19,175
Cabot Corp                                          416          20,020           795          38,259
Capital One Financial Corp                          600          15,600           800          20,800
Caremark International Inc +                        800          16,600         1,600          33,200
Case Corp                                            --              --           400          15,100
Central Fidelity Banks Inc                          430          14,083           805          26,364
Chesapeake Corp                                     266           9,676           450          16,369
Chris-Craft Industries Inc +                        316          14,220           214           9,630
Cincinnati Financial Corp                           600          31,200         1,115          57,980
Clayton Homes Inc                                   845    $     19,963         1,081    $     25,539

58                                                                            59

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Coca-Cola Enterprises                             1,412          32,653           910          21,044        2,188           50,598
Comdisco Inc                                        411          12,536           230           7,015          694           21,167
Comerica Inc                                      1,289          45,921           810          28,856        2,013           71,713
Commerce Bancshares Inc                              --              --           200           7,175           --               --
Compass Bankshares Inc                               --              --           200           6,000          100            3,000
Comsat Corp                                         510          11,858           300           6,975          819           19,042
Conseco Inc                                          --              --           200          10,050           --               --
Consolidated Papers Inc                             486          29,403           280          16,940          770           46,585
Countrywide Credit & Industries Inc                  --              --           500          11,000        1,200           26,400
Cox Communications Inc Class A +                    213           4,207           274           5,412        1,094           21,607
Crestar Financial Corp                              402          22,663           220          12,403          685           38,617
Dauphin Deposit Corp                                360           9,900           270           7,425          492           13,530
Dean Foods Co                                       424          11,236           240           6,360          707           18,736
Diamond Shamrock R&M Inc                            304           8,094           250           6,656          435           11,582
Dime Bancorp Inc +                                   --              --           700           8,488          100            1,213
Dole Food Inc                                       646          21,157           410          13,428        1,008           33,012
Ensco International Inc +                            --              --            --              --           --               --
Edwards A G & Sons Inc                              655          15,966           420          10,238        1,017           24,789
Equitable Co Inc                                    900          23,175           400          10,300          900           23,175
Equitable of Iowa Co                                 --              --           200           7,450           --               --
Equity Residential Properties Trust                  --              --            --              --           --               --
FHP International Corp +                            424          10,494           240           5,940          703           17,399
Federated Department Stores Inc +                   900          24,300           800          21,600        1,500           40,500
Ferro Corp                                          305           8,235           250           6,750          436           11,772
Fifth Third Bancorp                                 663          37,294           430          24,188        1,051           59,119
Fina Inc Class A                                     --              --            --              --           --               --
Finova Group Inc                                     --              --           200           8,150           --               --
First American Corp - Tennessee                      --              --           200           8,550           --               --
First America Bank Corp                             647          28,630           410          18,143        1,009           44,648
First Bank System Inc                             1,266          57,761           990          45,169        1,989           90,748
First Brands Corp                                   243          10,601           190           8,289          347           15,138
First Colony Corp                                    --              --            --              --           --               --
First Empire State Corp                              --              --            --              --           --               --
First Financial Management Corp                     662          59,663           420          37,853        1,049           94,541
First Hawaiian Inc                                   --              --            --              --           --               --
First Security Corp                                 516          16,254           320          10,080          850           26,775
First Tennessee National Corp                       354          18,762           270          14,310          485           25,705
First Virginia Banks Inc                            359          14,764           280          11,515          491           20,192
Firstar Corp                                         --              --           300          11,138          800           29,700
Fiserv Inc +                                        417          11,885           230           6,555          699           19,922
Firstmerit Corp                                      --              --            --              --           --               --
FlightSafety International Inc                      356          15,798           270          11,981          487           21,611
Food Lion Inc Class B                                --              --         1,200           6,900          200            1,150
Food Lion Inc Class A                                --    $         --         1,400    $      8,050        3,300     $     18,975


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Coca-Cola Enterprises                             1,448          33,485         1,555          35,959
Comdisco Inc                                        424          12,932           595          18,148
Comerica Inc                                      1,323          47,132         2,640          94,050
Commerce Bancshares Inc                             400          14,350           800          28,700
Compass Bankshares Inc                              400          12,000           700          21,000
Comsat Corp                                         514          11,951           990          23,018
Conseco Inc                                         300          15,075           500          25,125
Consolidated Papers Inc                             490          29,645           570          34,485
Countrywide Credit & Industries Inc                 800          17,600         2,000          44,000
Cox Communications Inc Class A +                    727          14,358         1,049          20,718
Crestar Financial Corp                              415          23,396           785          44,254
Dauphin Deposit Corp                                362           9,955           645          17,738
Dean Foods Co                                       437          11,581           905          23,983
Diamond Shamrock R&M Inc                            330           8,786           415          11,049
Dime Bancorp Inc +                                1,100          13,338         2,100          25,463
Dole Food Inc                                       668          21,877           825          27,019
Ensco International Inc +                            --              --         1,000          18,000
Edwards A G & Sons Inc                              677          16,502         1,225          29,859
Equitable Co Inc                                    600          15,450         1,600          41,200
Equitable of Iowa Co                                300          11,175           600          22,350
Equity Residential Properties Trust                  --              --           200           5,900
FHP International Corp +                            436          10,791           909          22,498
Federated Department Stores Inc +                 1,400          37,800         2,800          75,600
Ferro Corp                                          331           8,937           615          16,605
Fifth Third Bancorp                                 686          38,588         1,035          58,219
Fina Inc Class A                                     --              --           100           4,625
Finova Group Inc                                    300          12,225           600          24,450
First American Corp - Tennessee                     300          12,825           600          25,650
First America Bank Corp                             669          29,603         1,425          63,056
First Bank System Inc                             1,584          72,270         3,020         137,788
First Brands Corp                                   252          10,994           530          23,121
First Colony Corp                                   400           9,800           700          17,150
First Empire State Corp                             100          18,300           100          18,300
First Financial Management Corp                     684          61,646         1,335         120,317
First Hawaiian Inc                                   --              --           400          11,150
First Security Corp                                 535          16,853         1,100          34,650
First Tennessee National Corp                       350          18,550           740          39,220
First Virginia Banks Inc                            361          14,846           745          30,638
Firstar Corp                                        500          18,563         1,300          48,263
Fiserv Inc +                                        429          12,227           795          22,658
Firstmerit Corp                                     100           2,675           600          16,050
FlightSafety International Inc                      357          15,842           445          19,747
Food Lion Inc Class B                             2,100          12,075         3,800          21,850
Food Lion Inc Class A                             2,100    $     12,075         5,200    $     29,900

60                                                                            61

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Fort Howard Corp +                                   --              --            --              --           --               --
Fourth Financial Corp                                --              --           200           7,100           --               --
Franchise Finance Corp                               --              --            --              --           --               --
GATX Corp                                           223          11,512           170           8,776          302           15,591
GEICO Corp                                          400          27,300           300          20,475          200           13,650
Gaylord Entertainment Co Class A                     --              --            --              --           --               --
Genentech Inc +                                     100           4,713           300          14,138          600           28,275
General Motors Corp Class E                       2,788         129,991         1,530          71,336        4,291          200,068
General Motors Corp Class H                         700          27,913           600          23,925        1,100           43,863
Genzyme Corp - General Division +                   263          14,695           210          11,734          367           20,506
Glatfelter (P H) Co                                 486          10,935           280           6,300          769           17,303
Greenpoint Financial Corp                            --              --           300           8,325          100            2,775
Hanna (M A) Co                                      387          10,836           200           5,600          645           18,060
Hannaford Brothers Co                               436          11,173           260           6,663          745           19,091
Harsco Corp                                         269          15,064           210          11,760          374           20,944
Hartford Steam Boiler Inspection                    230          10,666           180           8,348          309           14,330
Hawaiian Electric Industries Inc                    292          10,549           240           8,670          423           15,281
Healthsouth Corp +                                  608          14,364           400           9,450        1,020           24,098
Health Care & Retirement Corp +                      --              --           200           6,300           --               --
Health & Retire Property Trust                       --              --            --              --           --               --
Heilig-Meyers Co                                    524          11,528           310           6,820          834           18,348
Hibernia Corp Class A                                --              --           700           7,000          200            2,000
Hillhaven Corp +                                     --              --            --              --           --               --
Host Marriot Corp +                                  --              --           800           9,200        1,900           21,850
Hubbell Inc Class B                                 366          21,457           283          16,591          504           29,547
Huntington Bancshares Inc                         1,050          23,100           850          18,700        1,670           36,740
IBP Inc                                             516          25,413           310          15,268          826           40,681
IMC Fertilizer Group                                309          19,544           250          15,813          465           29,411
Integra Financial Corp                               --              --           200          11,225          400           22,450
International Specialty Products Inc                 --              --            --              --           --               --
ITEL Corp +                                          --              --           200           7,550           --               --
Kansas City Southern Industries                     481          21,164           270          11,880          765           33,660
Kelly Services Inc Class A                          406          11,673           220           6,325          689           19,809
Kemper Corp                                         363          17,424           290          13,920          520           24,960
Kennametal Inc                                       --              --           200           7,600          411           15,618
Keystone International Inc                          383           7,708           200           4,025          641           12,900
Kimco Realty Corp                                    --              --            --              --           --               --
Komag Inc +                                          --              --           200          12,450           --               --
LTV Corp                                             --              --           700          10,938        1,300           20,313
Lafarge Corp                                         --              --            --              --           --               --
Leggett & Platt Inc                                 429          20,753           250          12,094          737           35,652
Lehman Brothers Holdings                             --              --           700          16,625        1,300           30,875
Leucadia National Corp                               --              --            --              --           --               --
Litton Industries Inc +                             501    $     19,414           290    $     11,238          808     $     31,310


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Fort Howard Corp +                                   --              --           700          11,025
Fourth Financial Corp                               300          10,650           600          21,300
Franchise Finance Corp                               --              --           200           4,250
GATX Corp                                           217          11,203           410          21,166
GEICO Corp                                          300          20,475           500          34,125
Gaylord Entertainment Co Class A                     --              --           515          14,291
Genentech Inc +                                     600          28,275         1,100          51,838
General Motors Corp Class E                       2,876         134,094         3,600         167,850
General Motors Corp Class H                       1,100          43,863         2,000          79,750
Genzyme Corp - General Division +                   272          15,198           150           8,381
Glatfelter (P H) Co                                 489          11,003           570          12,825
Greenpoint Financial Corp                           500          13,875         1,000          27,750
Hanna (M A) Co                                      400          11,200           575          16,100
Hannaford Brothers Co                               465          11,916           640          16,400
Harsco Corp                                         279          15,624           560          31,360
Hartford Steam Boiler Inspection                    224          10,388           420          19,478
Hawaiian Electric Industries Inc                    303          10,946           580          20,953
Healthsouth Corp +                                  660          15,593           830          19,609
Health Care & Retirement Corp +                     300           9,450           700          22,050
Health & Retire Property Trust                      600           9,225         1,100          16,913
Heilig-Meyers Co                                    544          11,968         1,000          22,000
Hibernia Corp Class A                             1,200          12,000         2,300          23,000
Hillhaven Corp +                                     --              --           400          11,150
Host Marriot Corp +                               1,200          13,800         2,600          29,900
Hubbell Inc Class B                                 367          21,515           551          32,302
Huntington Bancshares Inc                         1,545          33,990         2,990          65,780
IBP Inc                                             521          25,659         1,000          49,250
IMC Fertilizer Group                                335          21,189           500          31,625
Integra Financial Corp                              300          16,838           500          28,063
International Specialty Products Inc                 --              --           400           3,550
ITEL Corp +                                         200           7,550           500          18,875
Kansas City Southern Industries                     485          21,340           560          24,640
Kelly Services Inc Class A                          419          12,046           785          22,569
Kemper Corp                                         365          17,520           645          30,960
Kennametal Inc                                      300          11,400           500          19,000
Keystone International Inc                          396           7,970           665          13,383
Kimco Realty Corp                                    --              --           300          12,188
Komag Inc +                                         200          12,450           400          24,900
LTV Corp                                            900          14,063         2,200          34,375
Lafarge Corp                                         --              --           400           8,450
Leggett & Platt Inc                                 442          21,382           815          39,426
Lehman Brothers Holdings                            900          21,375         2,300          54,625
Leucadia National Corp                              200          10,650           300          15,975
Litton Industries Inc +                             503    $     19,491           579    $     22,436

62                                                                            63

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Longview Fibre Co                                   554           8,933           340           5,483          890           14,351
MBIA Inc                                            300          20,400           300          20,400          400           27,200
MFS Communications Inc +                             --              --            --              --           --               --
MGM Grand Inc +                                      --              --            --              --           --               --
Manville Corp +                                      --              --            --              --           --               --
MAPCO Inc                                           337          17,987           260          13,878          468           24,980
Marshall & Ilsley Corp                            1,058          26,715           740          18,685        1,603           40,476
Martin Mareitta Inc                                  --              --            --              --           --               --
Mascotech Inc                                        --              --            --              --           --               --
Media General Inc Class A                           280          10,080           220           7,920          410           14,760
Meditrust Corp                                       --              --           200           6,575          500           16,438
Mercantile Bancorporation                           436          19,729           270          12,218          769           34,797
Mercantile Bankshares                               503          13,392           290           7,721          813           21,646
Mercury General Corp                                 --              --            --              --           --               --
Meridian Bancorp Inc                                635          25,479           390          15,649          997           40,005
Michigan National Corp                               --              --           100          10,756           --               --
Midlantic Corp Inc                                   --              --           300          15,450          700           36,050
Mirage Resorts Inc +                                995          34,203           680          23,375        1,489           51,184
Molex Inc                                           851          36,593           575          24,725        1,311           56,373
Molex Inc Class A                                    --              --           300          11,850          500           19,750
Morgan Stanley Group                                874          75,929           270          23,456        1,291          112,156
Murphy Oil Corp                                     493          19,967           280          11,340          777           31,469
NGC Corp                                             --              --            --              --           --               --
Nabisco Holdings Corp Class A                        --              --           200           5,725          100            2,863
New Plan Realty Trust                                --              --           300           6,675          100            2,225
Northern Trust Corp                                 567          25,515           360          16,200          928           41,760
Officemax Inc +                                      --              --            --              --           --               --
Ohio Casualty Corp                                   --              --           200           6,650           --               --
Old Kent Financial Corp                              --              --           215           8,197          625           23,828
Old National Bancorp                                 --              --            --              --           --               --
Old Republic International Corp                      --              --           200           5,525          100            2,763
Olin Corp                                           235          15,187           180          11,633          339           21,908
PHH Corp                                            178           7,765           150           6,544          257           11,212
PMI Group Inc                                        --              --           200           8,900           --               --
PacifiCare Health Systems Inc Class A +             289          15,823           240          13,140          420           22,995
Painewebber Group Inc                                --              --           700          13,475        1,300           25,025
Paul Revere Corp                                     --              --            --              --           --               --
Policy Management Systems Corp +                    248          12,276           170           8,415          303           14,999
Progressive Corp Ohio                               782          34,701           520          23,075        1,197           53,117
Provident Life & Accident Insurance Class
 B                                                  497          12,984           290           7,576          806           21,057
Quantum Corp +                                       --              --           300           7,200          790           18,960
Questar Corp                                        427          13,024           240           7,320          710           21,655
Quorom Health Group Inc +                            --              --            --              --           --               --
RJR Nabisco Holdings Corp                         1,370    $     39,045         1,543    $     43,976        2,305     $     65,693


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Longview Fibre Co                                   575           9,272           930          14,996
MBIA Inc                                            400          27,200           800          54,400
MFS Communications Inc +                            200           8,850           400          17,700
MGM Grand Inc +                                      --              --           300           7,500
Manville Corp +                                      --              --           500           7,375
MAPCO Inc                                           338          18,041           500          26,688
Marshall & Ilsley Corp                            1,083          27,346         2,120          53,530
Martin Mareitta Inc                                  --              --           200           3,800
Mascotech Inc                                        --              --           600           7,875
Media General Inc Class A                           290          10,440           370          13,320
Meditrust Corp                                      500          16,438           900          29,588
Mercantile Bancorporation                           464          20,996         1,040          47,060
Mercantile Bankshares                               508          13,526           980          26,093
Mercury General Corp                                 --              --           200           7,550
Meridian Bancorp Inc                                642          25,760         1,305          52,363
Michigan National Corp                              100          10,756           200          21,513
Midlantic Corp Inc                                  400          20,600           700          36,050
Mirage Resorts Inc +                              1,004          34,513         1,435          49,328
Molex Inc                                           880          37,840           418          17,974
Molex Inc Class A                                   300          11,850           900          35,550
Morgan Stanley Group                                891          77,406         1,045          90,784
Murphy Oil Corp                                     497          20,129           970          39,285
NGC Corp                                             --              --           200           1,900
Nabisco Holdings Corp Class A                        --              --           600          17,175
New Plan Realty Trust                               600          13,350         1,100          24,475
Northern Trust Corp                                 588          26,460         1,265          56,925
Officemax Inc +                                      --              --           600          14,100
Ohio Casualty Corp                                  300           9,975           600          19,950
Old Kent Financial Corp                             420          16,013         1,030          39,269
Old National Bancorp                                200           6,850           500          17,125
Old Republic International Corp                     500          13,813         1,000          27,625
Olin Corp                                           229          14,799           530          34,251
PHH Corp                                            197           8,594           375          16,359
PMI Group Inc                                       200           8,900           500          22,250
PacifiCare Health Systems Inc Class A +             300          16,425           180           9,855
Painewebber Group Inc                               900          17,325         2,200          42,350
Paul Revere Corp                                     --              --           100           1,750
Policy Management Systems Corp +                    258          12,771           340          16,830
Progressive Corp Ohio                               797          35,367           850          37,719
Provident Life & Accident Insurance Class
 B                                                  501          13,089           380           9,928
Quantum Corp +                                      485          11,640           900          21,600
Questar Corp                                        440          13,420           730          22,265
Quorom Health Group Inc +                            --              --           500          10,625
RJR Nabisco Holdings Corp                         2,451    $     69,854         4,718    $    134,463

64                                                                            65

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Ranger Oil Ltd                                       --              --            --              --        1,508            8,671
Rayonier Inc                                        256           9,824           250           9,594          462           17,729
Read-Rite Corp +                                     --              --           300          12,263           --               --
Readers Digest Association Class B                   --              --           200           8,400           --               --
Regions Financial                                   435          17,509           250          10,063          719           28,940
Reliastar Financial Corp                             --              --           200           7,600           --               --
Revco DS Inc +                                       --              --           300           5,925          100            1,975
Riverwood International Group                        --              --            --              --           --               --
St Joe Paper Co                                      --              --            --              --           --               --
Scripps (E W) Co                                    600          20,175           200           6,725          100            3,363
Seagate Technology Inc +                            778          34,524           510          22,631        1,193           52,939
Security Capital Pacific Trust                       --              --           400           7,400          100            1,850
Signet Banking Corp                                  --              --           400          10,450          100            2,613
Southern Pacific Rail Corp +                        900          22,050           400           9,800          100            2,450
SouthTrust Corp                                     871          22,537           580          15,008        1,337           34,595
Spelling Entertainment Group Inc +                   --              --            --              --           --               --
Standard Fed Bancorp                                 --              --           200           7,800          100            3,900
Star Banc Corp                                       --              --           200          10,600           --               --
State Street Boston Corp                            819          30,201           550          20,281        1,285           47,384
Stewart & Stevenson Services                        364          11,603           280           8,925          495           15,778
Storage Technology Corp +                           559          15,303           335           9,171          884           24,200
Stratus Computer Inc +                              261           7,308           210           5,880          366           10,248
Sunamerica Inc +                                     --              --           200          11,950          300           17,925
Sunbeam-Oster Co Inc                                 --              --            --              --           --               --
Sungard Data Systems Inc +                           --              --           300           8,325          100            2,775
Synovus Financial Corp                               --              --           400          10,200        1,000           25,500
TIG Holdings Inc                                     --              --           300           7,688          900           23,063
Tecumseh Products Co Class A                        241          11,689           190           9,215          345           16,733
Tele-Communications International Inc
 Class A +                                           --              --            --              --           --               --
Terra Industries Inc                                 --              --            --              --           --               --
Thermo Electron Corp +                              822          35,449           551          23,762        1,268           54,683
Tidewater Inc                                       565          13,984           350           8,663          925           22,894
Tosco Corp                                          357          11,469           280           8,995          489           15,709
Transatlantic Holdings Inc                          251          17,570           200          14,000          355           24,850
Trinity Industries Inc                              422          13,662           240           7,770          705           22,824
Tyson Foods Inc Class A                           1,594          41,046         1,060          27,295        2,474           63,706
UAL Corp +                                           --              --           100          15,750          100           15,750
UJB Financial Corp                                  603          20,879           370          12,811          939           32,513
Ultramar Corp                                        --              --           200           4,725          100            2,363
Union Bank                                           --              --            --              --           --               --
Union Planters Corp                                  --              --           200           5,925          100            2,963
United Asset Management Corp                         --              --           200           7,800           --               --
Unitrin Inc                                          --    $         --           300    $     14,100          400     $     18,800


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Ranger Oil Ltd                                    1,103           6,342            --              --
Rayonier Inc                                        326          12,510           619          23,754
Read-Rite Corp +                                    500          20,438           900          36,788
Readers Digest Association Class B                  200           8,400           500          21,000
Regions Financial                                   464          18,676           940          37,835
Reliastar Financial Corp                            400          15,200           700          26,600
Revco DS Inc +                                      500           9,875           900          17,775
Riverwood International Group                        --              --           300           7,800
St Joe Paper Co                                      --              --           200          12,250
Scripps (E W) Co                                    300          10,088           600          20,175
Seagate Technology Inc +                            793          35,189         1,550          68,781
Security Capital Pacific Trust                      600          11,100         1,100          20,350
Signet Banking Corp                                 700          18,288         1,300          33,963
Southern Pacific Rail Corp +                        500          12,250           900          22,050
SouthTrust Corp                                     887          22,951         1,735          44,893
Spelling Entertainment Group Inc +                   --              --           300           3,938
Standard Fed Bancorp                                400          15,600           700          27,300
Star Banc Corp                                      300          15,900           600          31,800
State Street Boston Corp                            850          31,344         1,790          66,006
Stewart & Stevenson Services                        365          11,634           645          20,559
Storage Technology Corp +                           567          15,522         1,125          30,797
Stratus Computer Inc +                              271           7,588           550          15,400
Sunamerica Inc +                                    300          17,925           400          23,900
Sunbeam-Oster Co Inc                                 --              --           400           6,450
Sungard Data Systems Inc +                          400          11,100           800          22,200
Synovus Financial Corp                              600          15,300         1,600          40,800
TIG Holdings Inc                                    500          12,813         1,000          25,625
Tecumseh Products Co Class A                        249          12,077           331          16,054
Tele-Communications International Inc
 Class A +                                           --              --           400           6,250
Terra Industries Inc                                 --              --           800          10,700
Thermo Electron Corp +                              844          36,398         1,742          75,124
Tidewater Inc                                       585          14,479           665          16,459
Tosco Corp                                          359          11,533           645          20,721
Transatlantic Holdings Inc                          260          18,200           240          16,800
Trinity Industries Inc                              435          14,083           905          29,299
Tyson Foods Inc Class A                           1,649          42,462         1,630          41,973
UAL Corp +                                          100          15,750           300          47,250
UJB Financial Corp                                  614          21,260         1,279          44,285
Ultramar Corp                                       400           9,450           800          18,900
Union Bank                                           --              --           200          10,250
Union Planters Corp                                 400          11,850           900          26,663
United Asset Management Corp                        300          11,700           600          23,400
Unitrin Inc                                         300    $     14,100           700    $     32,900

66                                                                            67

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Universal Corp                                      381           8,573           200           4,500          639           14,378
Universal Foods Corp                                279           8,858           220           6,985          409           12,986
Valero Energy Corp                                  480          10,980           270           6,176          764           17,477
Vons Co Inc +                                       480          10,740           270           6,041          764           17,095
Vulcan Materials Co                                  --              --           300          15,788          400           21,050
Washington Federal Inc                               --              --           200           4,650          100            2,325
Washington Mutual Inc                                --              --           400          10,350          900           23,288
Washington Post Co Class B                          127          36,497           100          28,738          180           51,728
Weingarten Realty Investors                          --              --            --              --           --               --
Weis Markets Inc                                     --              --            --              --           --               --
Wellman Inc                                         363           9,257           280           7,140          495           12,623
West One Bancorp                                    381          15,573           300          12,263          539           22,032
Western National Corp                                --              --            --              --           --               --
Wheelabrator Technologies Inc +                   1,200          18,750           500           7,813          100            1,563
Wilmingtion Trust Corp                              392          11,956           210           6,405          649           19,795
Witco Corp                                          616          20,482           380          12,635          952           31,654
Xtra Corp                                            --              --            --              --           --               --
Zurich Reinsurance Centre Holdings Inc +             --              --            --              --           --               --

MEDIUM CAP VALUE STOCKS - VALUE                            $  2,515,195                  $  2,195,720                  $  4,351,948
                        - COST                             $  2,111,602                  $  1,876,987                  $  3,722,606

MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                                              1.0%                          0.9%                          1.0%
AES Corp +                                          784    $     14,504           640    $     11,840        1,148     $     21,238
Allegheny Power System Inc                        1,284          31,298         1,010          24,619        1,809           44,094
Atlanta Gas Light Co                                269           9,919           220           8,113          399           14,713
Atlantic Energy Inc                                 569          10,811           460           8,740          830           15,770
Brooklyn Union Gas Co                               510          12,814           400          10,050          719           18,065
CMS Energy Corp                                     921          22,680           740          18,223        1,314           32,357
Century Telephone Enterprise                        567          15,805           460          12,823          828           23,081
Delmarva Power & Light Co                           640          13,920           510          11,093          903           19,640
El Paso Natural Gas Co                              398          11,194           320           9,000          556           15,638
Florida Progress Corp                             1,015          30,831           800          24,300        1,434           43,558
Frontier Corp                                       783          21,826           630          17,561        1,122           31,276
Idaho Power Co                                      402          10,603           320           8,440          585           15,429
Illinova Corp                                       813          20,427           650          16,331        1,153           28,969
IPALCO Enterprises Inc                              405          14,023           320          11,080          588           20,360
Kansas City Power & Light Co                        667          14,924           530          11,859          955           21,368
LG&E Energy Corp                                    364          14,105           280          10,850          496           19,220
MCN Corp                                            616          11,396           500           9,250          930           17,205
Midamerican Energy Co +                             451           6,427           367           5,230          680            9,690
Minnesota Power & Light Co                          349           9,379           270           7,256          480           12,900
Mobile Telecommunication Technologies Corp
 +                                                   --    $         --           400    $     12,300           --     $         --


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Universal Corp                                      394           8,865           765          17,213
Universal Foods Corp                                289           9,176           570          18,098
Valero Energy Corp                                  484          11,072           960          21,960
Vons Co Inc +                                       484          10,830           560          12,530
Vulcan Materials Co                                 300          15,788           700          36,838
Washington Federal Inc                              500          11,625           900          20,925
Washington Mutual Inc                               500          12,938         1,400          36,225
Washington Post Co Class B                          133          38,221            25           7,184
Weingarten Realty Investors                         200           7,175           500          17,938
Weis Markets Inc                                     --              --           200           5,650
Wellman Inc                                         365           9,308           645          16,448
West One Bancorp                                    394          16,105           765          31,269
Western National Corp                                --              --           700           8,750
Wheelabrator Technologies Inc +                   1,000          15,625         1,800          28,125
Wilmingtion Trust Corp                              404          12,322           775          23,638
Witco Corp                                          622          20,682         1,195          39,734
Xtra Corp                                           200           8,850           400          17,700
Zurich Reinsurance Centre Holdings Inc +             --              --           200           5,900
MEDIUM CAP VALUE STOCKS - VALUE                            $  3,582,181                  $  6,661,188
                        - COST                             $  3,103,214                  $  6,042,491
MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                                              1.0%                          0.6%
AES Corp +                                          798    $     14,763           750    $     13,875
Allegheny Power System Inc                        1,319          32,151         1,230          29,981
Atlanta Gas Light Co                                279          10,288           260           9,588
Atlantic Energy Inc                                 590          11,210           550          10,450
Brooklyn Union Gas Co                               514          12,914           490          12,311
CMS Energy Corp                                     954          23,492           885          21,793
Century Telephone Enterprise                        588          16,391           565          15,749
Delmarva Power & Light Co                           648          14,094           615          13,376
El Paso Natural Gas Co                              411          11,559           385          10,828
Florida Progress Corp                             1,039          31,560           980          29,768
Frontier Corp                                       797          22,216           750          20,906
Idaho Power Co                                      415          10,946           385          10,154
Illinova Corp                                       843          21,180           780          19,598
IPALCO Enterprises Inc                              418          14,473           385          13,331
Kansas City Power & Light Co                        690          15,439           645          14,432
LG&E Energy Corp                                    366          14,183           345          13,369
MCN Corp                                            670          12,395           600          11,100
Midamerican Energy Co +                             489           6,968            --              --
Minnesota Power & Light Co                          350           9,406           335           9,003
Mobile Telecommunication Technologies Corp
 +                                                   --    $         --            --    $         --

68                                                                            69

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Montana Power Co                                    563          12,386           460          10,120          824           18,128
NIPSCO Industries Inc                               702          22,991           560          18,340        1,015           33,241
National Fuel Gas Co                                400          11,250           320           9,000          582           16,369
Nevada Power Co                                     444           9,047           360           7,335          652           13,285
New England Electric System                         695          24,325           560          19,600        1,008           35,280
New York State Electric & Gas                       772          18,625           610          14,716        1,087           26,224
NEXTEL Communications Class A +                   1,068          19,091           880          15,730        1,588           28,386
Northeast Utilities                               1,340          30,653         1,070          24,476        1,916           43,829
Oklahoma Gas & Electric Co                          429          15,176           340          12,028          612           21,650
Pinnacle West Capital Corp                          941          23,407           750          18,656        1,334           33,183
Portland General Corp                               540          12,960           430          10,320          775           18,600
Potomac Electric Power Co                         1,282          27,403         1,010          21,589        1,806           38,603
Public Service Company of Colorado                  661          21,400           530          17,159          949           30,724
Puget Sound Power & Light Co                        683          14,770           540          11,678          971           20,998
SCANA Corp                                        1,026          23,855           820          19,065        1,446           33,620
Seagull Energy Corp +                               391           7,869           310           6,239          548           11,029
Southern New England Telecom Corp                   687          23,100           550          18,494          975           32,784
Southwestern Public Service Co                      433          12,990           350          10,500          617           18,510
TECO Energy Inc                                   1,265          27,356           990          21,409        1,789           38,687
Telephone & Data Systems Inc                        566          23,206           450          18,450          827           33,907
Utilicorp United Inc                                491          13,318           380          10,308          675           18,309
Vanguard Cellular Systems Class A +                 411          11,148           330           8,951          595           16,139
WPL Holdings Inc                                    341           9,719           260           7,410          473           13,481
Washington Gas Light Co                             464           8,874           360           6,885          624           11,934
Wisconsin Energy Corp                             1,148          30,853           920          24,725        1,645           44,209
WorldCom Inc +                                    1,308          44,063         1,030          34,698        1,858           62,591

MEDIUM CAP UTILITY STOCKS - VALUE                          $    796,721                  $    646,839                  $  1,138,271
                         - COST                            $    739,484                  $    601,524                  $  1,037,134

SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                              0.1%                          0.1%                          0.3%
Bancorp Hawaii Inc                                  474    $     15,879           260    $      8,710          757     $     25,360
Breed Technologies Inc                               --              --            --              --           --               --
Collins & Aikman Corp +                              --              --            --              --           --               --
Ennis Business Forms Inc                             --              --            --              --          247            3,211
Flowers Industries Inc                              404           8,333           320           6,600          586           12,086
Geon Co                                              --              --            --              --           --               --
Goulds Pumps Inc                                     --              --            --              --          315            6,773
Hartmarx Corp +                                      81             527           230           1,495          389            2,529
Home Shopping Network Inc +                       1,025          10,763           810           8,505        1,444           15,162
International Dairy Queen Class A +                  --              --            --              --          369            7,795
Jacobs Engineering Group +                           --    $         --            --    $         --          373     $      9,465
Kaydon Corp                                          --              --            --              --          250            7,625
Lance Inc                                            --              --            --              --          478            8,604


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Montana Power Co                                    584          12,848           540          11,880
NIPSCO Industries Inc                               740          24,235           675          22,106
National Fuel Gas Co                                412          11,588           385          10,828
Nevada Power Co                                     472           9,617           450           9,169
New England Electric System                         718          25,130           690          24,150
New York State Electric & Gas                       787          18,986           740          17,853
NEXTEL Communications Class A +                   1,101          19,680         1,025          18,322
Northeast Utilities                               1,386          31,705         1,290          29,509
Oklahoma Gas & Electric Co                          442          15,636           415          14,681
Pinnacle West Capital Corp                          974          24,228           905          22,512
Portland General Corp                               560          13,440           520          12,480
Potomac Electric Power Co                         1,316          28,130         1,230          26,291
Public Service Company of Colorado                  684          22,145           635          20,558
Puget Sound Power & Light Co                        706          15,267           655          14,164
SCANA Corp                                        1,036          24,087           980          22,785
Seagull Energy Corp +                               403           8,110           375           7,547
Southern New England Telecom Corp                   710          23,874           680          22,865
Southwestern Public Service Co                      462          13,860           415          12,450
TECO Energy Inc                                   1,284          27,767         1,220          26,383
Telephone & Data Systems Inc                        587          24,067           565          23,165
Utilicorp United Inc                                494          13,400           472          12,803
Vanguard Cellular Systems Class A +                 427          11,582           390          10,579
WPL Holdings Inc                                    343           9,776           325           9,263
Washington Gas Light Co                             454           8,683           440           8,415
Wisconsin Energy Corp                             1,175          31,578         1,105          29,697
WorldCom Inc +                                    1,343          45,242         1,260          42,446
MEDIUM CAP UTILITY STOCKS - VALUE                          $    820,289                  $    762,513
                         - COST                            $    751,367                  $    694,833
SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                                              0.2%                          0.1%
Bancorp Hawaii Inc                                  477    $     15,980           935    $     31,323
Breed Technologies Inc                               --              --           100           1,913
Collins & Aikman Corp +                              --              --           400           3,450
Ennis Business Forms Inc                             --              --            --              --
Flowers Industries Inc                              416           8,580           385           7,941
Geon Co                                              --              --           300           7,988
Goulds Pumps Inc                                     --              --            --              --
Hartmarx Corp +                                     354           2,301           618           4,017
Home Shopping Network Inc +                       1,049          11,015           680           7,140
International Dairy Queen Class A +                  --              --            --              --
Jacobs Engineering Group +                           --    $         --            --    $         --
Kaydon Corp                                          --              --            --              --
Lance Inc                                            --              --            --              --

70                                                                            71

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Lands End Inc +                                      --              --            --              --          547            9,504
Lawson Products Inc                                  --              --            --              --          197            5,565
Lawter International Inc                             --              --            --              --          677            7,955
Lee Enterprises Inc                                 249           9,867            --              --          354           14,027
Lincoln Telecommunications                           --              --            --              --          490            9,065
MagneTek Inc +                                       --              --            --              --          367            4,633
MAXXAM Inc +                                         --              --            --              --          128            7,520
Nabors Industries Inc +                              --              --            --              --        1,285           11,886
National Education Corp +                            52             397           118             900          270            2,059
Nellcor Inc +                                        --              --            --              --          250           13,000
OEA Inc +                                            --              --            --              --          308            9,240
Precision Castparts Corp                             --              --            --              --          300           10,163
Sbarro Inc                                           --              --            --              --          319            7,297
Smith International Inc +                           414           7,245            --              --          597           10,448
Sotheby's Holdings Inc                              611           8,478            --              --          848           11,766
Stanhome Inc                                        220           6,820           170           5,270          299            9,269
Sterling Chemicals Inc +                            612           6,350            --              --          849            8,808
Structural Dynamics Research +                      303           5,492            --              --          434            7,866
Surgical Care Affiliates                            415           9,078            --              --          598           13,081
TCA Cable TV Inc                                    266           8,412            --              --          371           11,733
Tiffany & Co                                        163           6,968            --              --          240           10,260
Topps Co                                            512           3,072            --              --          722            4,332
VeriFone Inc +                                      258           7,321            --              --          363           10,300
Wausau Paper Mills Co                               314           7,301           253           5,882          458           10,649
Williams-Sonoma Inc +                                --              --            --              --           --               --

SMALL CAP GROWTH STOCKS - VALUE                            $    122,303                  $     37,362                  $    319,036
                         - COST                            $    107,907                  $     35,008                  $    277,453

SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                                              0.2%                          0.1%                          0.4%
AnnTaylor Stores Inc +                              247    $      4,786           195    $      3,778          351     $      6,801
Borders Group Inc +                                  --              --            --              --           --               --
Conner Peripherals Inc +                            545           7,289           430           5,751          780           10,433
Crown Vantage Inc +                                  22             529            49           1,186          105            2,539
Edison Brothers Stores Inc                           --              --            --              --          347            1,128
Enterra Corp +                                       --              --            --              --          423            9,253
Exabyte Corp +                                       --              --            --              --          340            5,143
Family Dollar Stores Inc                            620          11,315           480           8,760          857           15,640
Federal Mogul Corp                                  396           8,811           300           6,675          553           12,304
Federal Realty Investment Trust                      --              --            --              --           --               --
Fingerhut Co                                        505    $      7,891           400    $      6,250          714     $     11,156
Fuller H B Co                                        --              --            --              --          225            7,706
Fund American Enterprises Inc +                      --              --            --              --           --               --
GenCorp Inc                                          --              --            --              --          485            5,759


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Lands End Inc +                                      --              --            --              --
Lawson Products Inc                                  --              --            --              --
Lawter International Inc                             --              --            --              --
Lee Enterprises Inc                                 255          10,104            --              --
Lincoln Telecommunications                           --              --            --              --
MagneTek Inc +                                       --              --            --              --
MAXXAM Inc +                                         --              --            --              --
Nabors Industries Inc +                              29             268            --              --
National Education Corp +                           212           1,617            --              --
Nellcor Inc +                                       175           9,100            --              --
OEA Inc +                                           223           6,690            --              --
Precision Castparts Corp                            213           7,215            --              --
Sbarro Inc                                          219           5,010            --              --
Smith International Inc +                           427           7,473            --              --
Sotheby's Holdings Inc                              623           8,644            --              --
Stanhome Inc                                        214           6,634           210           6,510
Sterling Chemicals Inc +                            624           6,474            --              --
Structural Dynamics Research +                      319           5,782            --              --
Surgical Care Affiliates                            428           9,363            --              --
TCA Cable TV Inc                                    276           8,729            --              --
Tiffany & Co                                        180           7,695            --              --
Topps Co                                            527           3,162            --              --
VeriFone Inc +                                      268           7,605            --              --
Wausau Paper Mills Co                               326           7,580           297           6,905
Williams-Sonoma Inc +                                --              --           200           3,900
SMALL CAP GROWTH STOCKS - VALUE                            $    157,021                  $     81,087
                         - COST                            $    133,822                  $     78,852
SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                                              0.3%                          0.1%
AnnTaylor Stores Inc +                              253    $      4,902           237    $      4,592
Borders Group Inc +                                  --              --           400           8,100
Conner Peripherals Inc +                            565           7,557           520           6,955
Crown Vantage Inc +                                  81           1,972           132           3,208
Edison Brothers Stores Inc                           --              --            --              --
Enterra Corp +                                       --              --            --              --
Exabyte Corp +                                       --              --            --              --
Family Dollar Stores Inc                            627          11,443           495           9,034
Federal Mogul Corp                                  398           8,856           380           8,455
Federal Realty Investment Trust                      --              --           400           8,750
Fingerhut Co                                        509    $      7,953           180    $      2,813
Fuller H B Co                                        --              --            --              --
Fund American Enterprises Inc +                      --              --           100           7,250
GenCorp Inc                                          --              --            --              --

72                                                                            73

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Gibson Greeting Inc                                  --              --            --              --          244            3,508
Granite Construction Inc                             --              --            --              --          180            4,680
Hancock Fabrics                                      --              --            --              --          342            3,591
Hunt (JB) Transport Services                         --              --            --              --          596            9,536
IES Industries Inc                                   --              --            --              --           --               --
Indiana Energy Inc                                   --              --            --              --          352            7,304
Information Resources Inc +                          --              --            --              --          403            5,189
Intelligent Electronics                              --              --            --              --          540            4,995
International Multifoods Corp                        --              --            --              --          274            6,165
John Alden Financial Corp                            --              --            --              --           --               --
Lukens Inc                                           --              --            --              --          230            6,900
MacFrugals Bargains Closeouts +                      --              --            --              --          438            7,337
Measurex Corp                                        --              --            --              --          286            8,437
Meyer (Fred) Inc +                                   --              --            --              --           --               --
Michael Foods Inc                                    --              --            --              --          229            2,977
Michaels Stores Inc +                                --              --            --              --           --               --
Miller (Herman) Inc                                 269           7,061           210           5,513          374            9,818
NCH Corp                                             --              --            --              --          124            7,099
National Presto Industries Inc                       --              --            --              --          116            4,930
Novacare Corp +                                      --              --            --              --          975            8,044
Octel Communications +                               --              --            --              --          365           12,456
Oregon Steel Mills Inc                               --              --            --              --          299            5,008
Oshkosh B'Gosh Inc Class A                           26             462            49             870          228            4,047
Overseas Shipholding Group                          393           8,204           310           6,471          550           11,481
Parker & Parsley Petroleum                          376           8,037           297           6,348          534           11,414
Parker Drilling Co +                                 --              --            --              --          844            4,748
Pentair Corp                                         --              --            --              --          288           13,104
Petrie Stores Corp                                   --              --            --              --           --               --
Phillips Van Heusen Corp                             --              --            --              --          410            6,048
Public Service Company of New Mexico +               --              --            --              --          650            9,913
Quaker State Corp                                    --              --            --              --          419            6,285
Rohr Industries Inc +                                --              --            --              --          287            4,449
Rollins Environmental Services +                    131             606           353           1,633          769            3,557
Ruddick Corp                                         --              --            --              --          357            9,550
SPX Corp                                             22             333            46             696          226            3,418
Savannah Foods & Industries                          --              --            --              --          410            4,408
Sequent Computer Systems +                          340           8,033            --              --          471           11,127
Service Merchandise Co +                            771           5,493            --              --        1,516           10,802
Skyline Corp                                         20             353            44             776          222            3,913
Smucker (J M) Co Class A                            305           6,405            --              --          436            9,156
Southdown Inc +                                     175    $      3,325            --    $         --          253     $      4,807
Standard Register Co                                301           6,396            --              --          432            9,180
Teleflex Inc                                        175           7,066            --              --          254           10,255
Thiokol Inc                                         216           7,533            --              --          295           10,288


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Gibson Greeting Inc                                  --              --            --              --
Granite Construction Inc                             --              --            --              --
Hancock Fabrics                                      --              --            --              --
Hunt (JB) Transport Services                         --              --            --              --
IES Industries Inc                                   --              --           300           7,575
Indiana Energy Inc                                   --              --            --              --
Information Resources Inc +                          --              --            --              --
Intelligent Electronics                              --              --            --              --
International Multifoods Corp                        --              --            --              --
John Alden Financial Corp                            --              --           300           6,300
Lukens Inc                                           --              --            --              --
MacFrugals Bargains Closeouts +                      --              --            --              --
Measurex Corp                                        --              --            --              --
Meyer (Fred) Inc +                                   --              --           200           4,800
Michael Foods Inc                                    --              --            --              --
Michaels Stores Inc +                                --              --           200           3,250
Miller (Herman) Inc                                 279           7,324           260           6,825
NCH Corp                                             89           5,095            --              --
National Presto Industries Inc                       81           3,443            --              --
Novacare Corp +                                     710           5,858            --              --
Octel Communications +                              270           9,214            --              --
Oregon Steel Mills Inc                              199           3,333            --              --
Oshkosh B'Gosh Inc Class A                           85           1,509           222           3,941
Overseas Shipholding Group                          405           8,454           375           7,828
Parker & Parsley Petroleum                          386           8,251           462           9,875
Parker Drilling Co +                                619           3,482            --              --
Pentair Corp                                        203           9,237            --              --
Petrie Stores Corp                                   --              --           200             775
Phillips Van Heusen Corp                            290           4,278            --              --
Public Service Company of New Mexico +              470           7,168            --              --
Quaker State Corp                                   299           4,485            --              --
Rohr Industries Inc +                               207           3,209            --              --
Rollins Environmental Services +                    623           2,881           822           3,802
Ruddick Corp                                        262           7,009            --              --
SPX Corp                                             83           1,255           248           3,751
Savannah Foods & Industries                         290           3,118            --              --
Sequent Computer Systems +                          341           8,056            --              --
Service Merchandise Co +                          1,111           7,916            --              --
Skyline Corp                                         78           1,375           133           2,344
Smucker (J M) Co Class A                            331           6,951            --              --
Southdown Inc +                                     178    $      3,382            --    $         --
Standard Register Co                                312           6,630            --              --
Teleflex Inc                                        194           7,833            --              --
Thiokol Inc                                         210           7,324            --              --

74                                                                            75

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Varco International Inc +                           292           3,212            --              --          524            5,764
Waban Inc +                                         365           6,889            --              --          497            9,381
Wallace Computer Services Inc                       245          14,149            --              --          350           20,213
Watts Industries Inc Class A +                      308           7,623            --              --          464           11,484
Western Publishing Group Inc +                      234           2,574            --              --          313            3,443

SMALL CAP VALUE STOCKS - VALUE                             $    144,375                  $     54,707                  $    418,071
                       - COST                              $    141,529                  $     57,923                  $    410,870

MICRO CAP STOCKS
PERCENT OF NET ASSETS                                              0.0%                          0.0%                          0.0%
Dave & Buster's Inc +                                --    $         --            --    $         --           69     $      1,186
Genzyme Corp - Tissue Repair +                       35             503            --              --           49              704
International Technology Corp +                      --              --            --              --          551            1,791
Mid-American Waste Systems Inc +                     --              --            --              --          372            2,000
NPC International Inc                                --              --            --              --          374            2,384
Sequa Corp Class A +                                110           2,929            --              --          137            3,648
Sizzler International Inc                           254           1,524            --              --          434            2,604
Strattec Security Corp +                             10             145            28             406           72            1,044
XOMA Corp +                                         188             658            --              --          193              676

MICRO CAP STOCKS - VALUE                                   $      5,759                  $        406                  $     16,037
                 - COST                                    $      5,426                  $        344                  $     16,698

INTERNATIONAL STOCKS (EXCEPT JAPAN)
PERCENT OF NET ASSETS                                              3.4%                          8.2%                         10.9%
Alcatel Alsthom Compagnie Generale
 d'Electricite ADR (France)                       5,000    $    100,000        10,900    $    218,000       23,850     $    477,000
Allied Irish Banks PLC ADR (Ireland)                600          17,025         1,300          36,888        2,850           80,869
BAT Industries PLC ADR (UK)                       4,300          67,725         9,100         143,325       20,000          315,000
BET PLC ADR (UK)                                  2,900          23,925         6,300          51,975       13,750          113,438
Banco Bilbao Vizcaya ADR (Spain)                    300           9,038           800          24,100        1,800           54,225
Banco Central Hispanoamericano SA ADR
 (Spain)                                            400           4,100           900           9,225        2,250           23,063
Banco Santander SA ADR (Spain)                      300          12,375           700          28,875        1,550           63,938
Barclays PLC ADR (UK)                             1,200          53,550         2,700         120,488        5,850          261,056
Benetton Group SpA ADR (Italy)                    2,300          49,738         5,000         108,125       11,000          237,875
British Airways PLC ADR (UK)                        700          46,375         1,500          99,375        3,200          212,000
British Petroleum Co PLC ADR (UK)                   500          45,063         1,100          99,138        2,450          220,806
British Gas PLC ADR (UK)                          1,600          69,000         3,400         146,625        7,550          325,594
British Steel PLC ADR (UK)                          300           8,400           800          22,400        1,750           49,000
British Telecommunications PLC ADR (UK)           1,600    $    100,400         3,400    $    213,350        7,550     $    473,763
Broken Hill Proprietory Co Ltd ADR
 (Australia)                                        990          57,544         2,130         123,806        4,370          254,006
Coles Myer Ltd ADR (Australia)                    1,024          27,008         2,232          58,869        4,800          126,600


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Varco International Inc +                           374           4,114            --              --
Waban Inc +                                         367           6,927            --              --
Wallace Computer Services Inc                       255          14,726            --              --
Watts Industries Inc Class A +                      334           8,267            --              --
Western Publishing Group Inc +                      233           2,563            --              --
SMALL CAP VALUE STOCKS - VALUE                             $    227,350                  $    120,223
                       - COST                              $    219,655                  $    131,690
MICRO CAP STOCKS
PERCENT OF NET ASSETS                                              0.0%                          0.0%
Dave & Buster's Inc +                                --    $         --            --    $         --
Genzyme Corp - Tissue Repair +                       36             518            33             474
International Technology Corp +                      --              --            --              --
Mid-American Waste Systems Inc +                     --              --            --              --
NPC International Inc                               284           1,811            --              --
Sequa Corp Class A +                                102           2,716            --              --
Sizzler International Inc                           319           1,914            --              --
Strattec Security Corp +                             49             711            --              --
XOMA Corp +                                         193             676            --              --
MICRO CAP STOCKS - VALUE                                   $      8,346                  $        474
                 - COST                                    $      8,102                  $        152
INTERNATIONAL STOCKS (EXCEPT JAPAN)
PERCENT OF NET ASSETS                                             13.3%                         14.5%
Alcatel Alsthom Compagnie Generale
 d'Electricite ADR (France)                      19,500    $    390,000        31,500    $    630,000
Allied Irish Banks PLC ADR (Ireland)              2,300          65,263         3,750         106,406
BAT Industries PLC ADR (UK)                      16,350         257,513        26,400         415,800
BET PLC ADR (UK)                                 11,250          92,813        18,050         148,913
Banco Bilbao Vizcaya ADR (Spain)                  1,500          45,188         2,400          72,300
Banco Central Hispanoamericano SA ADR
 (Spain)                                          1,800          18,450         2,950          30,238
Banco Santander SA ADR (Spain)                    1,250          51,563         2,050          84,563
Barclays PLC ADR (UK)                             4,750         211,969         7,700         343,613
Benetton Group SpA ADR (Italy)                    9,000         194,625        14,500         313,563
British Airways PLC ADR (UK)                      2,600         172,250         4,200         278,250
British Petroleum Co PLC ADR (UK)                 2,000         180,250         3,250         292,906
British Gas PLC ADR (UK)                          6,150         265,219         9,950         429,094
British Steel PLC ADR (UK)                        1,400          39,200         2,300          64,400
British Telecommunications PLC ADR (UK)           6,150    $    385,913         9,950    $    624,363
Broken Hill Proprietory Co Ltd ADR
 (Australia)                                      3,760         218,550         6,090         353,981
Coles Myer Ltd ADR (Australia)                    4,032         106,344         6,490         171,174

76                                                                            77

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Courtaulds PLC ADR (UK)                           8,600          65,575        18,600         141,825       40,850          311,481
Daimler Benz Aktiengesellschaft ADR
 (Germany)                                        7,600         376,200        16,400         811,800       35,950        1,779,525
ELF Aquitaine ADR (France)                        4,200         153,825         9,000         329,625       19,850          727,006
Fiat SpA ADR (Italy) +                            3,400          62,900         7,300         135,050       16,050          296,925
Glaxo Holdings PLC ADR (UK)                       3,200          76,000         7,000         166,250       15,300          363,375
Grand Metropolitan PLC ADR (UK)                   3,300          84,563         7,200         184,500       15,700          402,313
Hafslund Nycomed Class B ADR (Norway)             1,100          26,400         2,500          60,000        5,000          120,000
Hanson PLC ADR (UK)                               3,700          63,363         8,100         138,713       17,800          304,825
Hong Kong Telecommunications Ltd ADR (Hong
 Kong)                                            9,400         168,025        20,400         364,650       44,750          799,906
Imperial Chemical Industries PLC ADR (UK)           900          42,863         2,000          95,250        4,150          197,644
KLM Royal Dutch Airlines ADR (Netherlands)
 +                                                  300           9,938           600          19,875        1,300           43,063
Montedison SpA ADR (Italy) +                      1,600          12,000         3,100          23,250        6,650           49,875
National Australia Bank Ltd ADS
 (Australia)                                        900          38,813         1,900          81,938        4,100          176,813
News Corporation Ltd ADR (Australia)                600          13,650         1,300          29,575        3,000           68,250
Novo-Nordisk A/S ADR (Denmark)                    1,800          51,300         3,900         111,150        8,050          229,425
Philips Electronics NV (Netherlands)                800          36,000         1,800          81,000        3,950          177,750
RTZ PLC ADR (UK)                                  1,200          66,300         2,600         143,650        5,700          314,925
Repsol SA ADR (Spain)                               900          28,463         1,700          53,763        3,750          118,594
Rhone-Poulenc SA ADR (France)                     1,900          39,425         4,200          87,150        9,100          188,825
Royal Dutch Petroleum Co ADR (Netherlands)          839         100,051         1,817         216,677        4,038          481,532
Smithkline Beecham PLC ADR (UK)                     900          40,275         1,900          85,025        4,250          190,188
Telecommunications of New Zealand Corp ADR
 (New Zealand)                                      400          25,550           800          51,100        1,850          118,169
Telefonica de Espana ADR (Spain)                  1,000          40,625         2,300          93,438        4,800          195,000
Total Compagnie Francaise des Petroles SA
 ADR (France)                                     1,700          50,575         3,700         110,075        8,200          243,950
Unilever NV (Netherlands)                         2,505         309,681         5,283         653,111       11,521        1,424,284
U.S. Industries Inc +                               195           3,047           305           4,766          450            7,031
Vodafone Group PLC ADR (UK)                         900          37,688         1,800          75,375        3,900          163,313
Western Mining Holdings Corp Ltd ADR
 (Australia)                                        800          21,500         1,600          43,000        3,400           91,375
Westpac Banking Corp ADR (Australia)                800          15,000         1,700          31,875        3,800           71,250

INTERNATIONAL STOCKS - VALUE                               $  2,750,861                  $  5,928,020                  $ 12,944,845
                    - COST                                 $  2,642,497                  $  5,746,716                  $ 12,796,296

JAPANESE STOCKS
PERCENT OF NET ASSETS                                              1.7%                          2.5%                          3.8%
CSK Corp ADR                                      1,750    $    $46,813         2,150    $    $57,513        5,400     $   $144,450
Canon Inc ADR                                       500          45,063           650          58,581        1,700          153,213
Fuji Photo Film Co Ltd ADR                          700          34,825           900          44,775        2,200          109,450


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Courtaulds PLC ADR (UK)                          33,400         254,675        53,700         409,463
Daimler Benz Aktiengesellschaft ADR
 (Germany)                                       29,400       1,455,300        47,450       2,348,775
ELF Aquitaine ADR (France)                       16,200         593,325        26,200         959,575
Fiat SpA ADR (Italy) +                           13,150         243,275        21,200         392,200
Glaxo Holdings PLC ADR (UK)                      12,500         296,875        20,200         479,750
Grand Metropolitan PLC ADR (UK)                  12,850         329,281        20,700         530,438
Hafslund Nycomed Class B ADR (Norway)             4,450         106,800         7,150         171,600
Hanson PLC ADR (UK)                              14,550         249,169        23,500         402,438
Hong Kong Telecommunications Ltd ADR (Hong
 Kong)                                           36,600         654,225        59,050       1,055,519
Imperial Chemical Industries PLC ADR (UK)         3,550         169,069         5,750         273,844
KLM Royal Dutch Airlines ADR (Netherlands)
 +                                                1,050          34,781         1,700          56,313
Montedison SpA ADR (Italy) +                      5,850          43,875         9,400          70,500
National Australia Bank Ltd ADS
 (Australia)                                      3,350         144,469         5,400         232,875
News Corporation Ltd ADR (Australia)              2,450          55,738         3,950          89,863
Novo-Nordisk A/S ADR (Denmark)                    7,000         199,500        11,250         320,625
Philips Electronics NV (Netherlands)              3,250         146,250         5,250         236,250
RTZ PLC ADR (UK)                                  4,650         256,913         7,500         414,375
Repsol SA ADR (Spain)                             3,150          99,619         5,050         159,706
Rhone-Poulenc SA ADR (France)                     7,450         154,588        12,000         249,000
Royal Dutch Petroleum Co ADR (Netherlands)        3,300         393,525         5,303         632,383
Smithkline Beecham PLC ADR (UK)                   3,500         156,625         5,650         252,838
Telecommunications of New Zealand Corp ADR
 (New Zealand)                                    1,500          95,813         2,450         156,494
Telefonica de Espana ADR (Spain)                  4,100         166,563         6,650         270,156
Total Compagnie Francaise des Petroles SA
 ADR (France)                                     6,700         199,325        10,850         322,788
Unilever NV (Netherlands)                         9,415       1,163,929        15,232       1,883,056
U.S. Industries Inc +                               260           4,063           335           5,234
Vodafone Group PLC ADR (UK)                       3,200         134,000         5,150         215,656
Western Mining Holdings Corp Ltd ADR
 (Australia)                                      2,850          76,594         4,600         123,625
Westpac Banking Corp ADR (Australia)              3,100          58,125         5,000          93,750
INTERNATIONAL STOCKS - VALUE                               $ 10,631,399                  $ 17,168,653
                    - COST                                 $ 10,637,685                  $ 17,274,456
JAPANESE STOCKS
PERCENT OF NET ASSETS                                              4.4%                          5.2%
CSK Corp ADR                                      4,200    $   $112,350         7,400    $   $197,950
Canon Inc ADR                                     1,300         117,163         2,250         202,781
Fuji Photo Film Co Ltd ADR                        1,700          84,575         3,050         151,738

78                                                                            79

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                                                                          LIFEPATH       LIFEPATH
                                                   LIFEPATH 2000                 LIFEPATH 2010              2020           2020
                                            ---------------------------   ---------------------------   ------------   ------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Hitachi Ltd ADR                                     400          43,500           550          59,813        1,400          152,250
Honda Motor Co Ltd ADR                            1,000          34,875         1,400          48,825        3,450          120,319
Ito Yokado Co Ltd ADR                               550         116,325           700         148,050        1,700          359,550
Japan Air Lines Co ADR                            8,800         111,100        11,350         143,294       28,400          358,550
Kirin Brewery Co ADR                              1,400         147,700         1,800         189,900        4,600          485,300
Kubota Corp ADR                                     100          13,000           100          13,000          100           13,000
Kyocera Corp ADR                                    250          44,563           300          53,475          750          133,688
Makita Corp ADR                                   2,150          33,863         2,850          44,888        7,100          111,825
Matsushita Electric Industrial Co Ltd ADR           250          39,125           250          39,125          650          101,725
Mitsui & Co Ltd ADR                                 850         134,300         1,150         181,700        2,950          466,100
NEC Corp ADR                                        950          61,631         1,250          81,094        3,050          197,869
Nippon Telephone & Telegraph ADR                  1,800          81,900         2,350         106,925        5,900          268,450
Nissan Motor Co Ltd ADR                           2,200          33,275         3,000          45,375        7,550          114,194
Pioneer Electronics Corp                          1,750          35,000         2,350          47,000        5,900          118,000
SONY Corp ADR                                       600          33,075           800          44,100        2,000          110,250
Tokio Marine & Fire Insurance Co ADR              4,200         246,225         5,500         322,438       13,800          809,025
Toyota Motor Corp ADR                             1,500          59,063         1,950          76,781        4,850          190,969

JAPANESE STOCKS - VALUE                                    $  1,395,221                  $  1,806,652                  $  4,518,177
                - COST                                     $  1,405,819                  $  1,821,087                  $  4,574,324

TOTAL COMMON STOCKS - VALUE                                $ 18,392,654                  $ 36,703,186                  $ 81,404,848
                     - COST                                $ 16,232,071                  $ 32,550,948                  $ 72,073,092


                                                   LIFEPATH 2030                 LIFEPATH 2040
                                            ---------------------------   ---------------------------
SECURITY NAME                                     SHARES          VALUE         SHARES          VALUE
COMMON STOCKS (CONTINUED)
Hitachi Ltd ADR                                   1,050         114,188         1,850         201,188
Honda Motor Co Ltd ADR                            2,650          92,419         4,650         162,169
Ito Yokado Co Ltd ADR                             1,350         285,525         2,350         497,025
Japan Air Lines Co ADR                           22,000         277,750        38,500         486,063
Kirin Brewery Co ADR                              3,550         374,525         6,200         654,100
Kubota Corp ADR                                     100          13,000           100          13,000
Kyocera Corp ADR                                    600         106,950         1,000         178,250
Makita Corp ADR                                   5,500          86,625         9,700         152,775
Matsushita Electric Industrial Co Ltd ADR           500          78,250           900         140,850
Mitsui & Co Ltd ADR                               2,300         363,400         3,950         624,100
NEC Corp ADR                                      2,350         152,456         4,200         272,475
Nippon Telephone & Telegraph ADR                  4,600         209,300         8,050         366,275
Nissan Motor Co Ltd ADR                           5,850          88,481        10,300         155,788
Pioneer Electronics Corp                          4,600          92,000         8,050         161,000
SONY Corp ADR                                     1,550          85,444         2,700         148,838
Tokio Marine & Fire Insurance Co ADR             10,700         627,288        18,800       1,102,150
Toyota Motor Corp ADR                             3,800         149,625         6,650         261,844
JAPANESE STOCKS - VALUE                                    $  3,511,314                  $  6,130,359
                - COST                                     $  3,554,040                  $  6,208,862
TOTAL COMMON STOCKS - VALUE                                $ 65,166,543                  $113,346,544
                     - COST                                $ 58,171,665                  $102,372,212

80                                                                            81

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER SERIES
AUGUST 31, 1995
PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                                                        LIFEPATH 2000                LIFEPATH 2010          LIFEPATH 2020
                                                  --------------------------   --------------------------   -------------
SECURITY NAME                                             PAR          VALUE           PAR          VALUE             PAR

LONG-TERM GOVERNMENT BONDS
PERCENT OF NET ASSETS                                                   6.4%                         5.5%
U.S. Treasury Bonds, 6.25% - 11.88%, 11/15/03 -
 11/15/24                                          4,150,000    $  5,143,654    3,150,000    $  3,949,123     6,100,000

U.S. TREASURY BONDS - COST                                      $  5,065,337                 $  3,876,938

INTERMEDIATE-TERM GOVERNMENT NOTES
PERCENT OF NET ASSETS                                                  52.0%                        35.9%
U.S. Treasury Notes, 4.38% - 9.13%, 09/30/96 -
 02/15/05                                         41,600,000    $ 41,969,099   25,250,000    $ 25,777,209    23,680,000

U.S. TREASURY NOTES - COST                                      $ 41,285,135                 $ 25,354,189

MONEY MARKETS
PERCENT OF NET ASSETS                                                  18.4%                         8.7%
U.S. Treasury Bills, 5.20% - 5.54%+, 09/07/95 -
 11/24/95                                         14,998,000    $ 14,853,037    6,324,000    $  6,267,044     7,143,000

U.S. TREASURY BILLS - COST                                      $ 14,851,611                 $  6,266,466

TOTAL INVESTMENTS - VALUE                                        $80,358,444                  $72,696,562
(NOTES 1 AND 3)     - COST**                                     $77,434,154                  $68,048,541

---------------------------------------------------------------------------------------------------------   -------------

TOTAL INVESTMENTS IN SECURITIES                        99.6%    $ 80,358,444       101.3%    $ 72,696,562        100.9%
Other Assets and Liabilities, Net                       0.4%         293,587        (1.3  )%     (940,446)        (0.9  )%
                                                  -----------   ------------   -----------   ------------   -------------

TOTAL NET ASSETS                                      100.0%    $ 80,652,031       100.0%    $ 71,756,116        100.0%
                                                  -----------   ------------   -----------   ------------   -------------
                                                  -----------   ------------   -----------   ------------   -------------
-------------------------------------------------------------------------------------------------------------------------

                                                  LIFEPATH 2020        LIFEPATH 2030                LIFEPATH 2040
                                                  -------------  --------------------------   --------------------------

SECURITY NAME                                             VALUE          PAR          VALUE           PAR          VALUE
LONG-TERM GOVERNMENT BONDS
PERCENT OF NET ASSETS                                      5.9%                       11.6%                         2.7%
U.S. Treasury Bonds, 6.25% - 11.88%, 11/15/03 -
 11/15/24                                         $   6,970,655   8,130,000    $  9,311,472    2,750,000    $  3,159,014
U.S. TREASURY BONDS - COST                        $   6,400,271                $  8,618,027                 $  2,990,987
INTERMEDIATE-TERM GOVERNMENT NOTES
PERCENT OF NET ASSETS                                     20.3%                        3.4%                         0.2%
U.S. Treasury Notes, 4.38% - 9.13%, 09/30/96 -
 02/15/05                                         $  24,129,255   2,800,000    $  2,744,344      250,000    $    272,188
U.S. TREASURY NOTES - COST                        $  23,696,750                $  2,727,389                 $    268,523
MONEY MARKETS
PERCENT OF NET ASSETS                                      6.0%                        3.8%                         2.7%
U.S. Treasury Bills, 5.20% - 5.54%+, 09/07/95 -
 11/24/95                                         $   7,078,722   3,057,000    $  3,028,756    3,269,000    $  3,233,487*
U.S. TREASURY BILLS - COST                        $   7,078,396                $  3,028,578                 $  3,233,206
TOTAL INVESTMENTS - VALUE                          $119,583,480                 $80,251,115                 $120,011,233
(NOTES 1 AND 3)     - COST**                       $109,248,509                 $72,545,659                 $108,864,928
------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                   $ 119,583,480      100.3%    $ 80,251,115       101.3%    $120,011,233
Other Assets and Liabilities, Net                    (1,065,466)      (0.3  )%     (276,831)       (1.3  )%   (1,546,269)
                                                  -------------  -----------   ------------   -----------   ------------
TOTAL NET ASSETS                                  $ 118,518,014      100.0%    $ 79,974,284       100.0%    $118,464,964
                                                  -------------  -----------   ------------   -----------   ------------
                                                  -------------  -----------   ------------   -----------   ------------
-------------------------------------------------------------------------------------------------------------------------

 + NON-INCOME EARNING SECURITIES.
 + YIELD TO MATURITY.
 * CERTAIN U.S. TREASURY BILLS ARE PLEDGED AS COLLATERAL FOR SECURITY CONTRACTS. SEE NOTE 1.
** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME FOR FINANCIAL STATEMENT PURPOSES AND NET
   UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation                                $3,239,625                    $5,177,713                   $11,522,372
Gross Unrealized Depreciation                                  (315,335)                     (529,692)                   (1,187,401)
                                                           ------------                  ------------                  ------------
NET UNREALIZED APPRECIATION                                  $2,924,290                    $4,648,021                  $ 10,334,971
                                                           ------------                  ------------                  ------------
                                                           ------------                  ------------                  ------------

Gross Unrealized Appreciation                                $8,667,751                   $12,841,849
Gross Unrealized Depreciation                                  (962,295)                   (1,695,544)
                                                           ------------                  ------------
NET UNREALIZED APPRECIATION                                  $7,705,456                  $ 11,146,305
                                                           ------------                  ------------
                                                           ------------                  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

82                                                                            83

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
AUGUST 31, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                 MASTER SERIES     MASTER SERIES     MASTER SERIES
----------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market
    value (see cost below)
    (Note 1)                       $80,358,444       $72,696,562      $119,583,480
  Cash                                   1,946             3,604             6,036
RECEIVABLES:
  Dividends and interest               689,839           438,608           489,168
  Beneficial interests sold            354,143           180,600           199,424
  Variation margin on
    futures contracts                        0                 0                 0
TOTAL ASSETS                        81,404,372        73,319,374       120,278,108
LIABILITIES
PAYABLES:
  Investment securities
    purchased                                0         1,004,710         1,003,939
  Allocation to beneficial
    interest holders                   663,136           495,080           650,791
  Beneficial interests
    redeemed                            17,082                 0                 0
  Due to adviser                        72,123            63,468           105,364
TOTAL LIABILITIES                      752,341         1,563,258         1,760,094

TOTAL NET ASSETS                   $80,652,031       $71,756,116      $118,518,014
INVESTMENTS AT COST                $77,434,154       $68,048,541      $109,248,509
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                 MASTER SERIES     MASTER SERIES
----------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market
    value (see cost below)
    (Note 1)                       $80,251,115      $120,011,233
  Cash                                   2,065             4,335
RECEIVABLES:
  Dividends and interest               306,496           329,400
  Beneficial interests sold            329,803           309,715
  Variation margin on
    futures contracts                        0             1,700
TOTAL ASSETS                        80,889,479       120,656,383
LIABILITIES
PAYABLES:
  Investment securities
    purchased                          500,747         1,694,933
  Allocation to beneficial
    interest holders                   343,852           394,128
  Beneficial interests
    redeemed                                 0                 0
  Due to adviser                        70,596           102,358
TOTAL LIABILITIES                      915,195         2,191,419

TOTAL NET ASSETS                   $79,974,284      $118,464,964
INVESTMENTS AT COST                $72,545,659      $108,864,928
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED AUGUST 31, 1995

                                      LIFEPATH          LIFEPATH          LIFEPATH
                                          2000              2010              2020
                                 MASTER SERIES     MASTER SERIES     MASTER SERIES
----------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                          $ 231,215         $ 400,713        $  885,614
  Interest                           1,776,738         1,063,437         1,174,378
TOTAL INVESTMENT INCOME              2,007,953         1,464,150         2,059,992
EXPENSES (NOTE 2)
  Advisory fees                        194,714           164,464           277,294
TOTAL EXPENSES                         194,714           164,464           277,294
NET INVESTMENT INCOME                1,813,239         1,299,686         1,782,698
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain on sale
    of investments                     819,544           794,570         1,765,492
  Net realized gain on sale
    of futures contracts                27,030            67,639           542,038
  Net change in unrealized
    appreciation of
    investments                      2,919,380         4,100,538         7,982,249
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                  (15,075)          (10,050)                0
NET GAIN ON INVESTMENTS              3,750,879         4,952,697        10,289,779
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $5,564,118        $6,252,383       $12,072,477
----------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      LIFEPATH          LIFEPATH
                                          2030              2040
                                 MASTER SERIES     MASTER SERIES
----------------------------------------------------------------
INVESTMENT INCOME
  Dividends                          $ 672,254       $ 1,068,190
  Interest                             478,912           263,859
TOTAL INVESTMENT INCOME              1,151,166         1,332,049
EXPENSES (NOTE 2)
  Advisory fees                        180,334           254,006
TOTAL EXPENSES                         180,334           254,006
NET INVESTMENT INCOME                  970,832         1,078,043
REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain on sale
    of investments                   2,072,718         3,703,158
  Net realized gain on sale
    of futures contracts                47,954            94,934
  Net change in unrealized
    appreciation of
    investments                      5,647,335         7,972,248
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                        0            50,750
NET GAIN ON INVESTMENTS              7,768,007        11,821,090
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          $8,738,839       $12,899,133
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     LIFEPATH 2000 MASTER SERIES
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
  Net investment income            $ 1,813,239       $ 2,112,452
  Net realized gain (loss)
    on sale of investments             819,544           118,927
  Net realized gain (loss)
    on sale of futures
    contracts                           27,030            48,130
  Net change in unrealized
    appreciation of
    investments                      2,919,380             4,911
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                  (15,075)           15,075
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           5,564,118         2,299,495
NET INCREASE IN NET ASSETS
 RESULTING FROM BENEFICIAL
 INTERESTS TRANSACTIONS             13,453,692        59,314,726
INCREASE IN NET ASSETS              19,017,810        61,614,221
NET ASSETS:
Beginning net assets                61,634,221            20,000
ENDING NET ASSETS                  $80,652,031       $61,634,221
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                     LIFEPATH 2010 MASTER SERIES         LIFEPATH 2020 MASTER SERIES
                              ----------------------------------  ----------------------------------
                                   (UNAUDITED)           FOR THE       (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED           FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,  SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995   AUGUST 31, 1995              1995
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  Net investment income            $ 1,299,686       $ 1,467,751       $ 1,782,698       $ 1,990,649
  Net realized gain (loss)
    on sale of investments             794,570             2,805         1,765,492            52,734
  Net realized gain (loss)
    on sale of futures
    contracts                           67,639           295,721           542,038           (21,107)
  Net change in unrealized
    appreciation of
    investments                      4,100,538           547,483         7,982,249         2,352,722
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                  (10,050)           10,050                 0                 0
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           6,252,383         2,323,810        12,072,477         4,374,998
NET INCREASE IN NET ASSETS
 RESULTING FROM BENEFICIAL
 INTERESTS TRANSACTIONS             16,019,399        47,140,524        24,202,761        77,847,778
INCREASE IN NET ASSETS              22,271,782        49,464,334        36,275,238        82,222,776
NET ASSETS:
Beginning net assets                49,484,334            20,000        82,242,776            20,000
ENDING NET ASSETS                  $71,756,116       $49,484,334      $118,518,014       $82,242,776
----------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                     LIFEPATH 2030 MASTER SERIES
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
  Net investment income             $  970,832       $ 1,148,788
  Net realized gain (loss)
    on sale of investments           2,072,718          (144,351)
  Net realized gain (loss)
    on sale of futures
    contracts                           47,954           (38,856)
  Net change in unrealized
    appreciation of
    investments                      5,647,335         2,058,121
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                        0                 0
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS           8,738,839         3,023,702
NET INCREASE IN NET ASSETS
 RESULTING FROM BENEFICIAL
 INTERESTS TRANSACTIONS             20,600,972        47,590,771
INCREASE IN NET ASSETS              29,339,811        50,614,473
NET ASSETS:
Beginning net assets                50,634,473            20,000
ENDING NET ASSETS                  $79,974,284       $50,634,473
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                     LIFEPATH 2040 MASTER SERIES
                              ----------------------------------
                                   (UNAUDITED)           FOR THE
                                       FOR THE        YEAR ENDED
                              SIX MONTHS ENDED      FEBRUARY 28,
                               AUGUST 31, 1995              1995
----------------------------------------------------------------
INCREASE IN NET ASSETS
  Net investment income            $ 1,078,043       $ 1,039,966
  Net realized gain (loss)
    on sale of investments           3,703,158           140,585
  Net realized gain (loss)
    on sale of futures
    contracts                           94,934          (102,175)
  Net change in unrealized
    appreciation of
    investments                      7,972,248         3,174,056
  Net change in unrealized
    appreciation
    (depreciation) of
    futures contracts                   50,750                 0
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS          12,899,133         4,252,432
NET INCREASE IN NET ASSETS
 RESULTING FROM BENEFICIAL
 INTERESTS TRANSACTIONS             39,006,309        62,287,090
INCREASE IN NET ASSETS              51,905,442        66,539,522
NET ASSETS:
Beginning net assets                66,559,522            20,000
ENDING NET ASSETS                 $118,464,964       $66,559,522
----------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

   ORGANIZATION

    Master Investment Portfolio ("Master Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Master Portfolio was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 (the "Trust") and had no operations prior to March 1, 1994. Master Portfolio is currently authorized to issue fourteen separate diversified portfolios (the "Master Series"), of which the following have commenced operations: LifePath 2000 Master Series, LifePath 2010 Master Series, LifePath 2020 Master Series, LifePath 2030 Master Series, LifePath 2040 Master Series, Asset Allocation Master Series, Bond Index Master Series, S&P 500 Index Master Series and U.S. Treasury Allocation Master Series. The following significant accounting policies are consistently followed by Master Portfolio in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The financial statements for the Asset Allocation Master Series, Bond Index Master Series, S&P 500 Index Master Series and U.S. Treasury Allocation Master Series are presented separately.

    INVESTMENT POLICY AND SECURITY VALUATION

    Each Master Series covered by this report follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Series are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which recent market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by Master Portfolio's Board of Trustees.

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MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code").

    FEDERAL INCOME TAXES

    Each Master Series of the Trust intends to qualify as a partnership for federal income tax purposes. Each Master Series therefore believes that it will not be subject to any federal income tax on its income and net capital gains (if any). However, each investor in a Master Series will be taxable on its allocable share of the partnership's income and capital gains. The determination of such share will be made in accordance with the applicable sections of the Code.

    It is intended that each Master Series' assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Series will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Series.

    FUTURES CONTRACTS

    The Master Series may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, a Master Series is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Series as unrealized gains or losses. When the contract is closed, the Master Series records a realized gain or loss equal to the difference between the

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MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Series are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 1995, the following Master Series had futures contracts outstanding:

                                                                   NOTIONAL          NET
                NUMBER OF                                          CONTRACT   UNREALIZED
MASTER SERIES   CONTRACTS             TYPE    EXPIRATION DATE         VALUE  APPRECIATION
----------------------------------------------------------------------------------------
LifePath 2040           2    S&P 500 Index     September 1995      $562,850      $50,750

    The LifePath 2040 Master Series has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $55,000.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Master Portfolio has entered into an investment advisory agreement on behalf of the Master Series with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the agreement, WFB provides investment guidance and policy direction in connection with the daily portfolio management of each Master Series, for which it is entitled to be compensated by the Master Portfolio monthly at an annual rate of 0.55% of the average daily net assets of each Master Series. WFB has engaged Wells Fargo Nikko Investment Advisors ("WFNIA") to provide sub-advisory services to each Master Series. Pursuant to a Sub-Advisory Agreement, WFNIA, subject to the supervision and approval of WFB, provides investment advisory assistance and the day-to-day management of each Master Series' assets, subject to the overall authority of Master Portfolio's Board of Trustees. For providing these services, WFNIA is entitled to be compensated by WFB monthly at an annual rate of 0.40% of the average daily net assets of the Master Series.

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MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    In addition, Wells Fargo Institutional Trust Company N.A. ("WFITC"), a subsidiary of WFNIA, acts as custodian for the Master Series. Custody fees are paid to WFITC from the sub-advisory fee paid to WFNIA.

    On June 21, 1995, Wells Fargo & Co. and The Nikko Securities Co., Ltd. signed a definitive agreement to sell their partnership interests in WFNIA to Barclays Bank PLC ("Barclays") of the U.K.. The sale, which is subject to the approval of appropriate regulatory authorities, is expected to close in the fourth quarter of 1995.

    Barclays is one of the oldest and largest financial institutions in the world, with approximately $264 billion in total assets at June 30, 1995. Barclays has indicated an intention to reorganize WFNIA into one of WFNIA's two current partners, which would be renamed BZW Global Investors. Barclays and its affiliates have considerable experience in managing fund assets and had approximately $35 billion of quantitative fund assets under management, as of June 30, 1995. The BZW Division of Barclays offers a full range of investment banking, capital markets and asset management services.

    Under the Investment Company Act of 1940, this proposed change in control of WFNIA would result in an assignment and termination of the current Sub-Investment Advisory Agreements among WFNIA, Wells Fargo Bank and the Master Series. Subject to approval of the Company's Board of Directors, it is contemplated that a special meeting of shareholders of the Master Series will be convened to consider a new Advisory Agreement with WFNIA's successor as the primary advisor to each Master Series, which will become effective only upon the change in control of WFNIA. It is not anticipated that the proposed change in control will change the investment objective or overall investment strategy of the Master Series.

    ORGANIZATION EXPENSES

    Stephens Inc. ("Stephens"), the administrator, sponsor and distributor for the Master Series, has paid all expenses in connection with the Master Series' organization and initial registration.

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MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

    Pursuant to the Administration Agreement, Stephens has agreed to assume all operating expenses of each LifePath Master Series, except for advisory fees, interest, brokerage fees and commissions, if any, costs of independent pricing services, and any extraordinary expenses.

    Certain officers and directors of Master Portfolio are also officers of Stephens. As of August 31, 1995, these officers of Stephens collectively owned less than 1% of the Master Series' outstanding shares of beneficial interest.

3. INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments, exclusive of short-term securities, for each Master Series for the six months ended August 31, 1995, are as follows:

                                                                      LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH
                                                                          2000         2010         2020         2030         2040
AGGREGATE PURCHASES                                                     MASTER       MASTER       MASTER       MASTER       MASTER
 AND SALES OF:                                                          SERIES       SERIES       SERIES       SERIES       SERIES
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
Purchases at cost                                                  $39,180,313  $16,550,109  $32,074,177  $10,876,711  $ 2,953,078
Sales proceeds                                                      33,980,141   13,528,967   32,039,129   11,721,704    7,732,943
OTHER SECURITIES:
Purchases at cost                                                    6,600,210   12,440,408   31,649,317   31,207,600   62,344,165
Sales proceeds                                                       2,999,486    2,642,297    9,817,851   10,192,691   18,702,479

4. FINANCIAL HIGHLIGHTS

    The portfolio turnover rate, excluding short-term securities, for the Master Series for each of the following periods are as follows:

                                                                    LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH
                                                                      2000         2010         2020         2030         2040
                                                                     MASTER       MASTER       MASTER       MASTER       MASTER
PORTFOLIO TURNOVER                                                   SERIES       SERIES       SERIES       SERIES       SERIES
----------------------------------------------------------------------------------------------------------------------------------
For the Six Months Ended August 31, 1995 (Unaudited)                       65%          29%          44%          35%          29%
For the Year Ended February 28, 1995                                       17%          24%          28%          40%           5%

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